UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Eric Wietsma 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/08

Date of reporting period:	3/31/08

Item 1. Schedule of Investments.

MassMutual Select Strategic Bond Fund — Portfolio of Investments

March 31, 2008

	Number of
	Shares	Market Value
EQUITIES — 0.6%
PREFERRED STOCK — 0.6%
Auto Manufacturers — 0.1%
General Motors Corp.	5,000	77,400
General Motors Corp., Series C	6,475	106,837
		184,237

U.S. Government Agencies — 0.5%
Fannie Mae	29,475	708,874
Fannie Mae	1,300	58,581
Freddie Mac	42,725	1,042,490
		1,809,945

TOTAL PREFERRED STOCK (Cost $2,096,509)		1,994,182

TOTAL EQUITIES (Cost $2,096,509)		1,994,182

		Principal
		Amount
BONDS & NOTES — 100.6%
ASSET BACKED SECURITIES — 2.2%
Commercial MBS — 0.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4
5.115%	09/10/2015	280,000	254,086
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 FRN
5.350%	09/10/2047	840,000	774,481
Ge Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 VRN
5.510%	11/10/2045	350,000	325,727
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 VRN
5.840%	05/12/2039	610,000	597,157
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A
4.989%	08/13/2042	240,000	212,075
Morgan Stanley Capital I, Series 2007-IQ14, Class A4
5.692%	04/15/2049	910,000	889,747
			3,053,273

Home Equity ABS — 0.7%
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F
6.340%	12/15/2028	7,993	7,978
GSAA Trust, Series 2005-7, Class AV1 FRN
2.710%	05/25/2035	2,382	2,381
Irwin Home Equity, Series 2006-1, Class 2A1 FRN
2.750%	09/25/2035	152,698	150,744
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6
5.879%	06/25/2037	2,100,000	1,840,782

1

Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class Al1 FRN
2.720%	12/25/2035	322,071	297,032
Structured Asset Securities Corp., Series 2002-AL1, Class A3
3.450%	02/25/2032	185,845	158,781
			2,457,698

Other ABS — 0.6%
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2 FRN
2.870%	09/25/2035	605,948	582,562
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 FRN
2.960%	09/25/2035	900,000	622,547
Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class IIA1 FRN
3.000%	12/25/2042	359,859	298,008
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF1 FRN
2.800%	05/25/2036	93,919	93,257
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN
2.900%	11/25/2035	293,977	241,223
			1,837,597

TOTAL ASSET BACKED SECURITIES (Cost $8,226,615)			7,348,568

CORPORATE DEBT — 27.1%
Advertising — 0.0%
Lamar Media Corp., Series B
6.625%	08/15/2015	90,000	79,200
RH Donnelley Corp. (a)
8.875%	10/15/2017	85,000	53,125
			132,325

Aerospace & Defense — 0.0%
DRS Technologies, Inc.
6.625%	02/01/2016	55,000	53,762

Agriculture — 0.1%
Reynolds American, Inc.
6.750%	06/15/2017	215,000	217,465

Airlines — 0.1%
Delta Airlines, Inc. (a)
6.821%	08/10/2022	389,136	373,570

Apparel — 0.0%
Oxford Industries, Inc.
8.875%	06/01/2011	45,000	42,750

2

Auto Manufacturers — 1.2%
DaimlerChrysler Finance North America LLC
5.750%	05/18/2009	140,000	141,306
DaimlerChrysler Finance North America LLC
5.875%	03/15/2011	380,000	388,453
DaimlerChrysler Finance North America LLC
7.200%	09/01/2009	65,000	67,235
Ford Motor Co.
4.250%	12/15/2036	150,000	128,625
Ford Motor Co.
6.625%	10/01/2028	40,000	24,400
Ford Motor Co.
7.450%	07/16/2031	940,000	620,400
General Motors Corp.
8.250%	07/15/2023	80,000	56,000
General Motors Corp. (b)
8.375%	07/15/2033	3,590,000	2,530,950
General Motors Corp. EUR (c)
8.375%	07/05/2033	40,000	42,355
			3,999,724

Automotive & Parts — 0.1%
Visteon Corp.
8.250%	08/01/2010	430,000	351,525

Banks — 2.6%
BAC Capital Trust XIV VRN
5.630%	09/15/2049	30,000	21,936
Bank of America Corp.
5.375%	08/15/2011	470,000	490,239
Glitnir Banki HF (a)
6.330%	07/28/2011	290,000	249,031
Glitnir Banki HF (a)
6.375%	09/25/2012	390,000	332,765
Glitnir Banki HF VRN (a)
6.693%	06/15/2016	420,000	338,526
Glitnir Banki HF VRN (a)
7.451%	03/14/2049	100,000	81,110
Hypothekenbank in Essen (a)
5.000%	01/20/2012	100,000	106,575
ICICI Bank Ltd. (a)
6.375%	04/30/2022	428,000	368,078
ICICI Bank Ltd. VRN
6.375%	04/30/2022	190,000	165,173
KeyBank NA
5.500%	09/17/2012	140,000	141,379
Landsbanki Islands HF (a)
6.100%	08/25/2011	670,000	585,348
Rabobank Capital Funding II VRN (a)
5.260%	12/31/2049	10,000	8,585
Rabobank Capital Funding Trust III VRN (a)
5.254%	12/31/2049	95,000	78,905
Royal Bank of Scotland Group PLC FRN
7.640%	03/31/2049	200,000	172,238
Royal Bank of Scotland Group PLC VRN (a)
6.990%	10/05/2017	300,000	254,670
RSHB Capital SA for OJSC Russian Agricultural Bank (a)
6.299%	05/15/2017	790,000	731,737

3

Shinsei Finance Cayman Ltd. (a)
6.418%	07/20/2049	400,000	265,125
SunTrust Banks, Inc.
6.100%	12/01/2066	1,120,000	886,816
TuranAlem Finance
8.250%	01/22/2037	430,000	339,399
TuranAlem Finance BV (a)
8.250%	01/22/2037	1,170,000	917,631
Wachovia Capital Trust III
5.800%	03/15/2042	230,000	163,875
Wachovia Corp.
5.250%	08/01/2014	990,000	977,857
Wachovia Corp.
5.625%	10/15/2016	330,000	314,832
Wells Fargo & Co.
5.300%	08/26/2011	180,000	186,379
Wells Fargo Capital
5.950%	12/15/2036	600,000	540,593
			8,718,802

Biotechnology — 0.1%
FMC Finance III SA
6.875%	07/15/2017	240,000	240,000

Chemicals — 0.0%
Georgia Gulf Corp.
9.500%	10/15/2014	40,000	30,900
Westlake Chemical Corp.
6.625%	01/15/2016	40,000	35,000
			65,900

Coal — 0.0%
Peabody Energy Corp.
6.875%	03/15/2013	40,000	40,600

Commercial Services — 0.1%
Ashtead Capital, Inc. (a)
9.000%	08/15/2016	31,000	25,110
Di Finance/DynCorp International, Series B
9.500%	02/15/2013	45,000	46,012
Hertz Corp.
8.875%	01/01/2014	80,000	75,800
NewPage Corp. (a)
10.000%	05/01/2012	100,000	101,500
Service Corp. International
7.500%	04/01/2027	135,000	114,750
Service Corp. International
7.625%	10/01/2018	10,000	10,050
			373,222

Computers — 0.2%
Electronic Data Systems Corp.
7.125%	10/15/2009	620,000	632,347
Sungard Data Systems, Inc.
9.125%	08/15/2013	50,000	50,500
Sungard Data Systems, Inc.
10.250%	08/15/2015	35,000	35,175
			718,022

4

Diversified Financial — 8.9%
AAC Group Holding Corp. STEP
10.250%	10/01/2012	40,000	32,400
Aiful Corp. (a)
5.000%	08/10/2010	320,000	301,786
American Express Co. VRN
6.800%	09/01/2066	220,000	206,851
American General Finance Corp.
6.900%	12/15/2017	210,000	205,228
Banque Paribas
6.875%	03/01/2009	110,000	113,073
The Bear Stearns Co., Inc.
6.400%	10/02/2017	930,000	918,283
The Bear Stearns Co., Inc.
7.250%	02/01/2018	80,000	82,671
Citigroup, Inc.
4.125%	02/22/2010	445,000	440,738
Citigroup, Inc.
5.875%	05/29/2037	150,000	130,282
Citigroup, Inc.
6.125%	08/25/2036	40,000	35,130
Citigroup, Inc.
6.875%	03/05/2038	920,000	919,350
Citigroup, Inc. VRN
8.300%	12/21/2057	920,000	906,543
Countrywide Financial Corp.
5.800%	06/07/2012	10,000	9,060
Countrywide Financial Corp.
6.250%	05/15/2016	360,000	292,096
Countrywide Financial Corp. FRN
2.819%	03/24/2009	1,400,000	1,286,072
Countrywide Financial Corp. FRN
2.849%	12/19/2008	150,000	141,744
Countrywide Financial Corp. FRN (b)
3.345%	05/05/2008	240,000	238,443
Countrywide Home Loans, Inc.
4.125%	09/15/2009	170,000	153,165
Countrywide Home Loans, Inc.
5.625%	07/15/2009	70,000	64,221
Credit Suisse Guernsey Ltd. VRN
5.860%	11/15/2049	200,000	169,426
El Paso Performance-Linked Trust (a)
7.750%	07/15/2011	650,000	664,585
Federal Home Loan Bank
5.125%	06/13/2008	50,000	50,291
Ford Motor Credit Co.
7.375%	10/28/2009	3,075,000	2,801,734
Ford Motor Credit Co. Series WI FRN
8.050%	06/15/2011	298,000	236,549
General Electric Capital Corp. VRN
6.375%	11/15/2067	1,160,000	1,135,082

5

GMAC LLC
0.000%	06/15/2015	10,000	3,523
GMAC LLC
5.125%	05/09/2008	200,000	198,826
GMAC LLC
5.625%	05/15/2009	420,000	382,748
GMAC LLC
5.850%	01/14/2009	240,000	223,799
GMAC LLC
6.875%	09/15/2011	2,500,000	1,913,410
GMAC LLC
8.000%	11/01/2031	3,540,000	2,537,090
Goldman Sachs Capital II VRN
5.793%	12/01/2049	460,000	306,406
The Goldman Sachs Group, Inc.
4.500%	06/15/2010	430,000	433,259
The Goldman Sachs Group, Inc.
5.450%	11/01/2012	60,000	61,286
HSBC Finance Corp.
4.125%	11/16/2009	300,000	295,372
HSBC Finance Corp.
4.625%	09/15/2010	460,000	453,899
ILFC E-Capital Trust II (a)
6.250%	12/21/2065	10,000	8,936
JPMorgan Chase & Co.
5.125%	09/15/2014	1,160,000	1,146,138
JPMorgan Chase & Co.
5.150%	10/01/2015	600,000	589,370
Kaupthing Bank (a)
5.750%	10/04/2011	100,000	79,824
Kaupthing Bank (a)
7.125%	05/19/2016	375,000	253,036
Kaupthing Bank
7.625%	01/15/2010	1,800,000	1,694,340
Lehman Brothers Holdings Capital Trust VII VRN
5.857%	11/30/2049	310,000	196,075
Lehman Brothers Holdings, Inc.
5.250%	02/06/2012	145,000	139,916
Lehman Brothers Holdings, Inc.
5.625%	01/24/2013	420,000	408,393
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	210,000	207,128
Lehman Brothers Holdings, Inc.
6.500%	07/19/2017	20,000	18,993
Lehman Brothers Holdings, Inc.
6.750%	12/28/2017	1,320,000	1,268,936
Morgan Stanley
5.625%	01/09/2012	660,000	664,935
MUFG Capital Finance 1 Ltd. VRN
6.346%	07/29/2049	180,000	146,682
Residential Capital Corp.
8.000%	02/22/2011	890,000	436,100
Residential Capital Corp. FRN
7.098%	04/17/2009	60,000	34,200

6

Residential Capital LLC FRN
6.178%	05/22/2009	170,000	96,900
Residential Capital LLC STEP
8.000%	06/01/2012	60,000	29,400
Resona Preferred Global Securities VRN (a)
7.191%	12/31/2049	455,000	397,364
Sigma Finance, Inc. VRN (a)
8.000%	06/22/2017	890,000	596,300
SLM Corp.
5.000%	10/01/2013	590,000	444,094
SLM Corp.
5.000%	04/15/2015	20,000	14,250
SLM Corp.
5.050%	11/14/2014	120,000	87,273
SLM Corp.
5.375%	05/15/2014	1,080,000	810,508
SLM Corp.
5.625%	08/01/2033	110,000	75,000
SLM Corp., Series X FRN (a)
2.556%	04/18/2008	770,000	768,785
TNK-BP Finance SA (a)
6.625%	03/20/2017	200,000	173,000
TNK-BP Finance SA (a)
7.500%	07/18/2016	400,000	371,500
TNK-BP Finance SA (a)
7.875%	03/13/2018	570,000	526,537
			30,028,334

Electric — 3.0%
AES Corp.
7.750%	03/01/2014	328,000	330,050
AES Corp.
7.750%	10/15/2015	200,000	201,500
AES Corp.
8.000%	10/15/2017	1,080,000	1,093,500
The Cleveland Electric Illuminating Co.
5.700%	04/01/2017	20,000	19,412
Dominion Resources, Inc.
4.750%	12/15/2010	30,000	30,703
Dominion Resources, Inc.
5.700%	09/17/2012	600,000	628,318
Duke Energy Corp.
5.625%	11/30/2012	705,000	749,575
Edison Mission Energy
7.000%	05/15/2017	150,000	149,250
Edison Mission Energy
7.200%	05/15/2019	200,000	197,500
Edison Mission Energy
7.625%	05/15/2027	70,000	65,800
Energy Future Holdings (a)
10.875%	11/01/2017	10,000	10,100
Energy Future Holdings Corp. (a)
11.250%	11/01/2017	3,150,000	3,118,500
Energy Future Holdings Corp., Series P
5.550%	11/15/2014	80,000	62,467

7

Energy Future Holdings Corp., Series Q
6.500%	11/15/2024	220,000	156,217
Energy Future Holdings Corp., Series R
6.550%	11/15/2034	1,115,000	787,165
Exelon Corp.
5.625%	06/15/2035	350,000	307,775
FirstEnergy Corp., Series B
6.450%	11/15/2011	190,000	198,884
FirstEnergy Corp., Series C
7.375%	11/15/2031	1,130,000	1,229,215
NRG Energy, Inc.
7.375%	02/01/2016	80,000	78,400
NRG Energy, Inc.
7.375%	01/15/2017	150,000	145,875
Pacific Gas & Electric Co.
5.800%	03/01/2037	130,000	122,990
Pacific Gas & Electric Co.
6.050%	03/01/2034	375,000	367,625
Wisconsin Power & Light Co.
6.375%	08/15/2037	140,000	143,607
			10,194,428

Electronics — 0.0%
NXP BV / NXP Funding LLC
7.875%	10/15/2014	15,000	13,725

Environmental Controls — 0.1%
Waste Management, Inc.
6.375%	11/15/2012	400,000	415,389

Foods — 0.0%
Kroger Co.
6.150%	01/15/2020	40,000	41,076
Kroger Co.
6.400%	08/15/2017	30,000	31,661
			72,737

Forest Products & Paper — 0.3%
Abitibi-Consolidated Co. of Canada (b)
5.250%	06/20/2008	250,000	250,000
Abitibi-Consolidated Co. of Canada (a)
15.500%	07/15/2010	137,500	137,500
Weyerhaeuser Co.
6.750%	03/15/2012	475,000	499,426
			886,926

Gas — 0.2%
Intergas Finance BV (a)
6.375%	05/14/2017	790,000	689,275

Health Care - Services — 1.0%
Community Health Systems, Inc.
8.875%	07/15/2015	190,000	190,712
DaVita, Inc.
6.625%	03/15/2013	160,000	155,200

8

HCA, Inc.
5.750%	03/15/2014	84,000	69,300
HCA, Inc.
6.250%	02/15/2013	169,000	147,030
HCA, Inc.
6.375%	01/15/2015	170,000	143,862
HCA, Inc.
6.500%	02/15/2016	8,000	6,740
HCA, Inc.
9.125%	11/15/2014	30,000	30,900
HCA, Inc.
9.250%	11/15/2016	230,000	238,625
HCA, Inc.
9.625%	11/15/2016	1,225,000	1,270,937
Tenet Healthcare Corp.
9.250%	02/01/2015	1,274,000	1,191,190
WellPoint, Inc.
5.875%	06/15/2017	50,000	48,937
			3,493,433

Insurance — 0.5%
American International Group, Inc.
5.850%	01/16/2018	120,000	117,761
American International Group, Inc.
6.250%	03/15/2037	670,000	542,770
ASIF Global Financing (a)
4.900%	01/17/2013	20,000	19,697
Metlife Capital Trust IV (a)
7.875%	12/15/2037	300,000	272,793
Metlife, Inc.
6.400%	12/15/2036	440,000	349,642
The Travelers Cos., Inc.
6.250%	03/15/2037	590,000	520,394
			1,823,057

Iron & Steel — 0.1%
Steel Dynamics, Inc.
6.750%	04/01/2015	140,000	137,200
Steel Dynamics, Inc. (a)
7.375%	11/01/2012	65,000	65,650
			202,850

Lodging — 0.2%
Boyd Gaming Corp.
7.125%	02/01/2016	50,000	40,250
Inn of the Mountain Gods Resort & Casino
12.000%	11/15/2010	50,000	48,500
MGM Mirage
6.750%	09/01/2012	10,000	9,275
MGM Mirage
8.375%	02/01/2011	95,000	95,237
Station Casinos, Inc.
7.750%	08/15/2016	200,000	161,000
			354,262

9

Pass-Through Securities — 0.1%
MGM Mirage
7.625%	01/15/2017	245,000	222,950

Machinery - Construction & Mining — 0.0%
Terex Corp.
7.375%	01/15/2014	60,000	59,400

Manufacturing — 0.7%
Eastman Kodak Co.
7.250%	11/15/2013	1,020,000	974,100
Eastman Kodak Co., Series A
3.625%	05/15/2008	120,000	119,400
Tyco International Group SA
6.000%	11/15/2013	310,000	311,291
Tyco International Group SA
6.125%	11/01/2008	40,000	40,299
Tyco International Group SA
6.125%	01/15/2009	10,000	10,114
Tyco International Group SA
6.375%	10/15/2011	470,000	468,349
Tyco International Group SA
6.750%	02/15/2011	80,000	84,300
Tyco International Group SA
6.875%	01/15/2029	340,000	332,424
			2,340,277

Media — 1.8%
CCH I LLC
11.000%	10/01/2015	130,000	90,350
Clear Channel Communications, Inc.
4.250%	05/15/2009	50,000	48,500
Clear Channel Communications, Inc.
5.500%	09/15/2014	570,000	410,400
Clear Channel Communications, Inc.
6.250%	03/15/2011	10,000	8,825
Comcast Corp.
6.500%	01/15/2015	1,405,000	1,438,803
Comcast Corp.
6.500%	01/15/2017	440,000	449,381
CSC Holdings, Inc.
7.625%	07/15/2018	55,000	50,187
CSC Holdings, Inc.
7.875%	02/15/2018	5,000	4,625
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%	03/15/2013	55,000	55,756
Echostar DBS Corp.
6.625%	10/01/2014	45,000	40,950
Echostar DBS Corp.
7.000%	10/01/2013	95,000	89,537
Idearc, Inc.
8.000%	11/15/2016	225,000	145,687
Liberty Media Corp.
7.875%	07/15/2009	1,240,000	1,244,307
News America, Inc.
6.200%	12/15/2034	20,000	19,048

10

News America, Inc. (a)
6.650%	11/15/2037	40,000	40,340
Rogers Cable, Inc.
6.750%	03/15/2015	40,000	39,845
Shaw Communications, Inc.
7.250%	04/06/2011	20,000	20,600
Sun Media Corp.
7.625%	02/15/2013	25,000	23,625
Time Warner Entertainment
8.375%	07/15/2033	60,000	67,511
Time Warner, Inc.
6.875%	05/01/2012	1,480,000	1,527,859
Time Warner, Inc.
7.700%	05/01/2032	60,000	63,168
TL Acquisitions, Inc. (a)
10.500%	01/15/2015	80,000	68,800
			5,948,104

Mining — 0.4%
Freeport-McMoran Copper & Gold, Inc.
8.375%	04/01/2017	250,000	265,312
Vale Overseas Ltd.
6.875%	11/21/2036	1,031,000	1,005,962
			1,271,274

Office Equipment/Supplies — 0.0%
Xerox Corp.
6.750%	02/01/2017	30,000	31,669

Oil & Gas — 2.1%
Anadarko Finance Co., Series B
7.500%	05/01/2031	230,000	258,772
Anadarko Petroleum Corp.
6.450%	09/15/2036	850,000	865,600
Chesapeake Energy Corp.
6.375%	06/15/2015	40,000	38,800
Chesapeake Energy Corp.
6.500%	08/15/2017	40,000	38,600
Conoco, Inc.
6.950%	04/15/2029	375,000	427,005
Gaz Capital SA (a)
6.212%	11/22/2016	960,000	888,000
Gaz Capital SA (a)
6.510%	03/07/2022	340,000	303,025
Hess Corp.
7.300%	08/15/2031	655,000	737,971
Hess Corp.
7.875%	10/01/2029	90,000	106,807
Kerr-McGee Corp.
6.950%	07/01/2024	290,000	307,437
Kerr-McGee Corp.
7.875%	09/15/2031	650,000	761,160
OPTI Canada, Inc.
7.875%	12/15/2014	150,000	146,625

11

OPTI Canada, Inc.
8.250%	12/15/2014	125,000	123,750
Pemex Project Funding Master Trust
6.625%	06/15/2035	623,000	644,728
Petrobras International Finance Co.
6.125%	10/06/2016	550,000	548,460
Pride International, Inc.
7.375%	07/15/2014	40,000	41,600
XTO Energy, Inc.
7.500%	04/15/2012	600,000	664,540
			6,902,880

Oil & Gas Services — 0.1%
Compagnie Generale de Geophysique-Veritas
7.500%	05/15/2015	35,000	35,525
Compagnie Generale de Geophysique-Veritas
7.750%	05/15/2017	195,000	197,925
Complete Production Services, Inc.
8.000%	12/15/2016	170,000	163,200
			396,650

Packaging & Containers — 0.0%
Graham Packaging Co.
8.500%	10/15/2012	110,000	99,000
Graham Packaging Co.
9.875%	10/15/2014	40,000	33,600
			132,600

Pharmaceuticals — 0.1%
Wyeth
5.950%	04/01/2037	460,000	449,445

Pipelines — 0.9%
Dynegy Holdings, Inc.
7.750%	06/01/2019	260,000	243,100
El Paso Corp.
7.000%	06/15/2017	680,000	699,386
El Paso Corp.
7.750%	01/15/2032	84,000	86,271
El Paso Corp.
7.800%	08/01/2031	19,000	19,508
El Paso Natural Gas Co.
8.375%	06/15/2032	349,000	396,356
Kinder Morgan Energy Partners LP
5.000%	12/15/2013	100,000	98,597
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	230,000	228,889
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	60,000	61,173
Kinder Morgan Energy Partners LP
6.750%	03/15/2011	60,000	62,857
Kinder Morgan Energy Partners LP
6.950%	01/15/2038	100,000	98,137
Kinder Morgan Energy Partners LP
7.125%	03/15/2012	20,000	21,248

12

Pacific Energy Partners LP / Pacific Energy Finance Corp.
7.125%	06/15/2014	20,000	21,180
Semgroup LP (a)
8.750%	11/15/2015	35,000	32,025
Southern Natural Gas Co.
8.000%	03/01/2032	5,000	5,463
Tennessee Gas Pipeline Co.
7.625%	04/01/2037	50,000	52,364
Williams Cos., Inc.
7.750%	06/15/2031	210,000	223,125
Williams Cos., Inc. Series A
7.500%	01/15/2031	645,000	672,413
			3,022,092

Real Estate — 0.1%
Forest City Enterprises, Inc.
7.625%	06/01/2015	35,000	33,250
Realogy Corp. (b)
12.375%	04/15/2015	520,000	231,400
			264,650

Real Estate Investment Trusts (REITS) — 0.4%
Franchise Finance Corp. of America
8.750%	10/15/2010	1,000,000	1,155,610
Ventas Realty LP/Ventas Capital Corp.
6.500%	06/01/2016	35,000	33,775
Ventas Realty LP/Ventas Capital Corp.
6.750%	04/01/2017	30,000	29,325
			1,218,710

Retail — 0.3%
Amerigas Partners LP
7.250%	05/20/2015	30,000	29,550
CVS Caremark Corp. (a)
5.298%	01/11/2027	16,876	16,033
CVS Caremark Corp. (a)
6.943%	01/10/2030	119,654	128,486
CVS Caremark Corp. (a)
9.350%	01/10/2023	240,000	232,800
CVS Lease Pass Through (a)
5.880%	01/10/2028	152,259	151,301
CVS Lease Pass Through (a)
6.036%	12/10/2028	175,238	176,465
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%	12/15/2013	80,000	78,000
Wal-Mart Stores, Inc.
5.800%	02/15/2018	110,000	115,283
			927,918

Semiconductors — 0.0%
Freescale Semiconductor, Inc.
8.875%	12/15/2014	45,000	35,213

13

Telecommunications — 1.4%
America Movil SAB de CV
5.625%	11/15/2017	330,000	326,243
AT&T, Inc.
5.100%	09/15/2014	230,000	228,498
AT&T, Inc.
5.500%	02/01/2018	680,000	665,815
BellSouth Corp.
4.750%	11/15/2012	10,000	10,029
British Telecommunications PLC STEP
8.125%	12/15/2010	130,000	142,969
Citizens Communications Co.
7.125%	03/15/2019	65,000	56,875
Citizens Communications Co.
7.875%	01/15/2027	95,000	81,463
Deutsche Telekom International Finance BV
5.750%	03/23/2016	390,000	385,583
Intelsat Bermuda Ltd.
9.250%	06/15/2016	40,000	40,300
Level 3 Financing, Inc.
9.250%	11/01/2014	95,000	77,663
Qwest Communications International, Inc. FRN
6.565%	02/15/2009	5,000	4,950
Qwest Communications International, Inc., Series B
7.500%	02/15/2014	95,000	89,300
Qwest Corp.
6.875%	09/15/2033	130,000	104,000
Qwest Corp.
7.500%	10/01/2014	55,000	53,625
Royal KPN NV
8.000%	10/01/2010	715,000	767,734
Royal KPN NV
8.375%	10/01/2030	200,000	228,858
Sprint Capital Corp.
6.900%	05/01/2019	910,000	716,625
Sprint Capital Corp.
8.375%	03/15/2012	30,000	27,750
Sprint Capital Corp.
8.750%	03/15/2032	100,000	84,500
Telecom Italia Capital SA
4.950%	09/30/2014	100,000	91,006
Telecom Italia Capital SA
5.250%	10/01/2015	310,000	281,637
Verizon Global Funding Corp.
7.375%	09/01/2012	220,000	241,645
Windstream Corp.
8.625%	08/01/2016	170,000	167,025
			4,874,093

Transportation — 0.0%
Gulfmark Offshore, Inc.
7.750%	07/15/2014	20,000	20,300

TOTAL CORPORATE DEBT
(Cost $98,932,492)			91,620,308

14

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%

Commercial MBS — 1.6%
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA
4.680%	07/10/2039	200,000	192,296
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.895%	09/12/2037	500,000	441,089
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049	1,110,000	1,065,798
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5
4.739%	07/15/2030	3,140,000	2,733,555
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB
4.664%	07/15/2030	100,000	95,905
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.954%	09/15/2040	200,000	176,911
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4
5.485%	03/12/2051	520,000	501,394
			5,206,948

Manufactured Housing ABS — 0.9%
Origen Manufactured Housing, Series 2005-B, Class A3
5.605%	05/15/2022	3,000,000	2,983,310

Other ABS — 0.0%
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN
3.050%	12/15/2035	232,523	116,261
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 FRN
2.665%	12/27/2019	4,631	4,623
MSDWCC Heloc Trust, Series 2005-1, Class A FRN
2.790%	07/25/2017	17,149	14,553
			135,437

Other Motgage Securities — 0.0%
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4 VRN
5.470%	01/12/2043	100,000	92,548

WL Collateral CMO — 4.7%
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 FRN
2.890%	11/25/2045	389,254	289,306
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A FRN
5.120%	11/25/2034	981,294	850,641

15

Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1 FRN
2.770%	07/20/2035	170,014	137,986
Countrywide Alternative Loan Trust, Series 2005-38, Class A3 FRN
2.950%	09/25/2035	110,309	81,920
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN
2.930%	10/25/2035	276,760	214,254
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN
2.870%	11/20/2035	513,656	371,494
Countrywide Alternative Loan Trust, Series 2005-J12 FRN
2.870%	08/25/2035	336,036	277,861
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a)
3.000%	09/25/2035	688,169	617,682
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN
2.950%	09/25/2035	479,652	453,108
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 VRN
5.170%	10/25/2035	618,538	607,849
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A FRN
5.460%	02/25/2036	387,197	270,742
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4 FRN
2.990%	11/25/2035	1,400,000	727,343
Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1 FRN
2.920%	03/25/2036	719,469	544,811
Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN
6.261%	11/25/2037	407,545	390,021
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN
2.990%	12/25/2034	60,143	51,753
Lehman XS Trust, Series 2006-2N, Class 1A1 FRN
2.860%	02/25/2046	904,586	670,876
Mastr Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1
4.846%	01/25/2036	751,098	670,908
Mastr Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (a)
2.950%	05/25/2035	480,224	416,681
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 FRN
5.820%	03/25/2036	429,532	306,886
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a)
5.500%	05/25/2035	883,273	871,852
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a)
6.000%	05/25/2035	370,705	368,910
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a)
6.000%	05/25/2035	1,998,598	1,969,478

16

Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
6.228%	09/25/2037	1,240,763	1,223,509
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1
6.220%	09/25/2037	1,151,021	1,101,036
Washington Mutual, Inc., Series 2005-AR11, Class A1A FRN
2.920%	08/25/2045	481,541	357,362
Washington Mutual, Inc., Series 2005-AR13, Class A1A1 FRN
2.890%	10/25/2045	323,676	235,340
Washington Mutual, Inc., Series 2005-AR15, Class A1A1 FRN
2.860%	11/25/2045	414,164	294,973
Washington Mutual, Inc., Series 2005-AR15, Class A1A2 FRN
2.880%	11/25/2045	414,164	316,925
Washington Mutual, Inc., Series 2005-AR19, Class A1A1 FRN
2.870%	12/25/2045	429,118	306,504
Washington Mutual, Inc., Series 2005-AR19, Class A1A2 FRN
2.889%	12/25/2045	536,397	416,026
Washington Mutual, Inc., Series 2005-AR8, Class 1A1A FRN
2.870%	07/25/2045	92,150	77,259
Washington Mutual, Inc., Series 2005-AR9, Class A1A FRN
2.920%	07/25/2045	318,206	260,839
			15,752,135

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $27,747,324)			24,170,378

SOVEREIGN DEBT OBLIGATIONS — 0.5%

Republic of Germany EUR (c)
3.750%	01/04/2015	710,000	1,121,871
Russian Federation
7.500%	03/31/2030	292,325	336,612
United Mexican States
6.750%	09/27/2034	295,000	329,073
			1,787,556

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $1,537,296)			1,787,556

U.S. GOVERNMENT AGENCY OBLIGATIONS — 59.0%

Federal Home Loan Bank — 0.2%
Federal Home Loan Bank
4.875%	11/18/2011	720,000	768,051
Federal Home Loan Bank
5.375%	08/19/2011	50,000	54,127
			822,178

17

Pass-Through Securities — 58.8%
FHLMC
3.500%	05/29/2013	420,000	422,850
FHLMC
5.125%	04/18/2011	340,000	363,457
FHLMC
5.250%	02/24/2011	1,060,000	1,084,362
FHLMC
5.300%	05/12/2020	970,000	983,165
FHLMC
5.625%	03/15/2011 - 11/23/2035	210,000	215,630
FHLMC
5.785%	01/01/2037	724,732	741,334
FHLMC
5.888%	01/01/2037	2,249,218	2,303,026
FHLMC
5.942%	10/01/2036	1,324,612	1,358,054
FHLMC
6.116%	09/01/2037	1,443,727	1,482,521
FHLMC
6.750%	09/15/2029	50,000	62,285
FHLMC FRN
6.232%	03/01/2037	1,117,833	1,151,438
FNMA
5.000%	11/01/2021 - 03/01/2038	80,566,843	80,206,244
FNMA
5.500%	01/01/2021 - 06/01/2037	37,827,318	38,348,050
FNMA
5.625%	05/19/2011	770,000	798,165
FNMA
5.870%	07/01/2037	3,042,287	3,123,466
FNMA
5.875%	08/01/2037	295,573	303,654
FNMA
6.000%	10/01/2035 - 10/01/2037	40,415,207	41,466,178
FNMA
6.500%	09/01/2035 - 06/01/2037	8,087,812	8,387,098
FNMA FRN
6.420%	03/01/2036	773,462	779,407
FNMA TBA (d)
5.000%	04/01/2038	1,100,000	1,088,484
FNMA TBA (d)
5.500%	04/01/2038	7,700,000	7,771,586
GNMA
5.000%	05/15/2037 - 02/15/2038	2,587,397	2,589,115
GNMA
6.000%	04/15/2029 - 05/15/2037	3,267,309	3,379,407
Total Pass-Through Securities			198,408,976
Total			199,231,154

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $194,629,236)			199,231,154

18

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Inflation Index
1.750%	01/15/2028	1,208,880	1,195,280
U.S. Treasury Inflation Index
2.000%	01/15/2016	1,275,996	1,382,861
U.S. Treasury Inflation Index
2.000%	01/15/2026	1,424,862	1,466,317
U.S. Treasury Inflation Index
2.375%	01/15/2025	3,437,264	3,732,912
U.S. Treasury Inflation Index
2.375%	01/15/2027	3,003,512	3,270,450
U.S. Treasury Inflation Index
2.625%	07/15/2017	213,841	243,388
U.S. Treasury Inflation Index
3.375%	04/15/2032	249,688	327,197
U.S. Treasury Inflation Index
3.875%	04/15/2029	2,657,445	3,584,229
U.S. Treasury Note
3.750%	05/15/2008	70,000	70,230
U.S. Treasury Principal Strips
0.000%	05/15/2030	430,000	159,463
			15,432,327

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,564,309)			15,432,327

TOTAL BONDS & NOTES
(Cost $345,637,272)			339,590,291

	Principal Amount	Market Value
OPTIONS — 0.0%
U.S. 10 Year Treasury Note Futures Call, Expires 5/23/2008, Strike 145.00	27,000	422
U.S. Long Bond (CBT) Futures Call, Expires 5/23/2008, Strike 120.00	5,000	9,219

TOTAL OPTIONS
(Cost $11,365)		9,641

TOTAL LONG TERM INVESTMENTS
(Cost $347,745,146)		341,594,114

SHORT-TERM INVESTMENTS — 5.1%

Cash Equivalents — 0.5% (g)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	112,372	112,372
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	96,319	96,319

19

Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	64,212	64,212
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	64,212	64,212
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	48,159	48,159
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	48,159	48,159
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	96,319	96,319
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	48,159	48,159
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	48,161	48,161
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	40,889	40,889
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	32,106	32,106
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	96,319	96,319
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	48,159	48,159
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	56,186	56,186
Reserve Primary Money Market Fund (e)
		16,053	16,053
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	80,266	80,266
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	48,159	48,159
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	56,186	56,186
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	56,186	56,186
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	56,186	56,186
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	31,151	31,151
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	72,239	72,239
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	144,478	144,478
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	88,292	88,292
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	48,159	48,159
			1,597,086

Repurchase Agreements — 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (h)
		13,186,061	13,186,061

20

U.S. Government Agencies — 0.7%
FNMA (f)
1.800%	12/15/2008	2,489,000	2,456,892

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,240,039)			17,240,039

TOTAL INVESTMENTS — 106.3%
(Cost $364,985,185) (i)			$358,834,153

Other Assets/(Liabilities) — (6.3%)			(21,194,568)

NET ASSETS — 100.0%			$337,639,585

Notes to Portfolio of Investments

EUR - Euro

FRN - Floating Rate Note

STEP - Step Up Bond

TBA - To Be Announced

VRN - Variable Rate Note

(a)                        Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $19,608,437 or 5.8% of net assets.

(b)                       Denotes all or a portion of security on loan. (Note 2).

(c)                        The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(d)                       A portion of this security is purchased on a forward commitment basis. (Note 2).

(e)                        Principal amount represents shares owned of the fund.

(f)                          This security is held as collateral for open futures contracts. (Note 2).

(g)                       Represents investments of security lending collateral. (Note 2).

(h)                       Maturity value of $13,186,446. Collateralized by U.S. Government Agency obligations with rates ranging from 3.118% to 4.833%, maturity dates ranging from 5/15/2035 to 7/01/2035, and an aggregate market value, including accrued interest, of $13,451,996.

(i)                           See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual Select Strategic Balanced Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 55.5%
COMMON STOCK — 55.2%
Aerospace & Defense — 2.2%
Boeing Co.	20,200	1,502,274
Raytheon Co.	40,590	2,622,520
		4,124,794

Banks — 3.2%
Bank of America Corp.	77,720	2,946,365
State Street Corp.	38,300	3,025,700
		5,972,065

Biotechnology — 0.2%
Enzo Biochem, Inc. (a)	51,265	465,999

Building Materials — 0.2%
Simpson Manufacturing Co., Inc.	12,100	328,878

Chemicals — 1.0%
Du Pont (E.I.) de Nemours & Co.	38,600	1,804,936

Commercial Services — 0.3%
Visa, Inc. Class A (a)	7,600	473,936

Computers — 1.1%
International Business Machines Corp.	17,600	2,026,464
Socket Communications, Inc. (a)	6,000	3,720
Wave Systems Corp. Class A (a) (b)	80,117	77,713
		2,107,897

Diversified Financial — 3.7%
American Express Co.	38,000	1,661,360
Franklin Resources, Inc.	4,100	397,659
JP Morgan Chase & Co.	83,020	3,565,709
Merrill Lynch & Co., Inc.	29,000	1,181,460
		6,806,188

Foods — 2.1%
Kraft Foods, Inc. Class A	44,061	1,366,332
Unilever PLC (c)	32,555	1,098,863
Unilever PLC, Sponsored ADR (United Kingdom)	40,780	1,375,102
		3,840,297

Forest Products & Paper — 0.8%
Weyerhaeuser Co.	21,700	1,411,368

Health Care - Products — 1.3%
Johnson & Johnson	36,000	2,335,320

Household Products — 0.9%
Kimberly-Clark Corp.	25,100	1,620,205

Insurance — 2.8%
Allied World Assurance Holdings Ltd.	15,330	608,601
Chubb Corp.	65,500	3,240,940
The Hartford Financial Services Group, Inc.	12,900	977,433
The PMI Group, Inc.	50,180	292,048
		5,119,022

Internet — 1.3%
Bridgeline Software, Inc. (a)	7,500	19,650
eBay, Inc. (a)	62,700	1,870,968
VeriSign, Inc. (a)	14,532	483,044
		2,373,662

Machinery - Construction & Mining — 1.0%
Caterpillar, Inc.	23,600	1,847,644

Manufacturing — 3.1%
Dover Corp.	24,600	1,027,788
General Electric Co.	69,600	2,575,896
Honeywell International, Inc.	36,200	2,042,404
		5,646,088

Media — 3.4%
News Corp. Class B	108,700	2,069,648
Time Warner, Inc.	113,200	1,587,064
The Walt Disney Co.	81,400	2,554,332
		6,211,044

Mining — 0.8%
Alcoa, Inc.	42,700	1,539,762

Oil & Gas — 3.7%
Anadarko Petroleum Corp.	27,300	1,720,719
BP PLC Sponsored ADR (United Kingdom)	8,900	539,785
Chevron Corp.	15,300	1,306,008
ConocoPhillips Co.	7,600	579,196
Exxon Mobil Corp.	12,000	1,014,960
Nabors Industries Ltd. (a)	10,500	354,585
Transocean, Inc. (a)	9,760	1,319,552
		6,834,805

Oil & Gas Services — 2.0%
Baker Hughes, Inc.	11,600	794,600
BJ Services Co.	26,600	758,366
Halliburton Co.	30,400	1,195,632
Schlumberger Ltd.	11,900	1,035,300
		3,783,898

Pharmaceuticals — 5.5%
Abbott Laboratories	43,120	2,378,068
Bentley Pharmaceuticals, Inc. (a)	22,850	371,312
Eli Lilly & Co.	30,300	1,563,177
Merck & Co., Inc.	30,360	1,152,162
Novartis AG ADR (Switzerland)	45,000	2,305,350
Wyeth	56,700	2,367,792
		10,137,861

Real Estate Investment Trusts (REITS) — 1.1%
Annaly Capital Management, Inc.	138,610	2,123,505

Retail — 3.6%
AnnTaylor Stores Corp. (a)	11,200	270,816
The Gap, Inc.	94,000	1,849,920
The Home Depot, Inc.	50,700	1,418,079
Wal-Mart Stores, Inc.	50,100	2,639,268
Williams-Sonoma, Inc.	16,890	409,414
		6,587,497

Semiconductors — 4.9%
Applied Materials, Inc.	134,200	2,618,242
Novellus Systems, Inc. (a)	44,900	945,145
Samsung Electronics Co. Ltd. GDR (Korea) (d)	5,000	1,572,676
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	155,863	1,600,713
Texas Instruments, Inc.	72,600	2,052,402
Verigy Ltd. (a)	9,879	186,120
		8,975,298

Software — 1.5%
Lawson Software, Inc. (a)	34,800	262,044
Microsoft Corp.	85,800	2,435,004
Sybase, Inc. (a)	1,107	29,114
		2,726,162

Telecommunications — 2.9%
Cisco Systems, Inc. (a)	66,500	1,601,985
Motorola, Inc.	136,400	1,268,520
Vodafone Group PLC Sponsored ADR (United Kingdom)	84,112	2,482,145
		5,352,650

Transportation — 0.6%
United Parcel Service, Inc. Class B	15,500	1,131,810

TOTAL COMMON STOCK (Cost $94,408,811)		101,682,591

PREFERRED STOCK — 0.3%
Auto Manufacturers — 0.0%
General Motors Corp., Series C	4,450	73,425

U.S. Government Agencies — 0.3%
Fannie Mae	7,175	172,559
Fannie Mae	400	18,025
Freddie Mac	11,350	276,940
		467,524

TOTAL PREFERRED STOCK (Cost $587,103)		540,949

TOTAL EQUITIES (Cost $94,995,914)		102,223,540

		Principal
		Amount	Market Value
BONDS & NOTES — 44.7%
CORPORATE DEBT — 13.5%
Advertising — 0.0%
Lamar Media Corp., Series B
6.625%	08/15/2015	40,000	35,200
RH Donnelley Corp. (d)
8.875%	10/15/2017	25,000	15,625
			50,825

Aerospace & Defense — 0.0%
DRS Technologies, Inc.
6.625%	02/01/2016	20,000	19,550

Agriculture — 0.0%
Reynolds American, Inc.
6.750%	06/15/2017	65,000	65,745

Airlines — 0.2%
Delta Air Lines, Inc., Series 2000-1, Class A2
7.570%	11/18/2010	200,000	199,376
Delta Airlines, Inc. (d)
6.821%	08/10/2022	97,284	93,393
			292,769

Apparel — 0.0%
Oxford Industries, Inc.
8.875%	06/01/2011	15,000	14,250

Auto Manufacturers — 0.6%
DaimlerChrysler Finance North America LLC
5.750%	05/18/2009	60,000	60,560
DaimlerChrysler Finance North America LLC
5.875%	03/15/2011	100,000	102,225
DaimlerChrysler Finance North America LLC
7.200%	09/01/2009	80,000	82,750
Ford Motor Co.
4.250%	12/15/2036	60,000	51,450
Ford Motor Co.
6.625%	10/01/2028	50,000	30,500
Ford Motor Co.
7.450%	07/16/2031	150,000	99,000
General Motors Corp.
8.375%	07/15/2033	770,000	542,850
General Motors Corp. EUR (c)
8.375%	07/05/2033	90,000	95,298
			1,064,633

Automotive & Parts — 0.0%
Visteon Corp.
8.250%	08/01/2010	60,000	49,050

Banks — 1.1%
BAC Capital Trust XIV VRN
5.630%	09/15/2049	10,000	7,312
Bank of America Corp.
5.375%	08/15/2011	170,000	177,320
Glitnir Banki HF (d)
6.330%	07/28/2011	160,000	137,397
Glitnir Banki HF (d)
6.375%	09/25/2012	100,000	85,324
Glitnir Banki HF VRN (d)
6.693%	06/15/2016	140,000	112,842
Hypothekenbank in Essen (d)
5.000%	01/20/2012	20,000	21,315
ICICI Bank Ltd. (d)
6.375%	04/30/2022	136,000	116,959
ICICI Bank Ltd. VRN
6.375%	04/30/2022	100,000	86,933
KeyBank NA
5.500%	09/17/2012	40,000	40,394
Landsbanki Islands HF (d)
6.100%	08/25/2011	280,000	244,623
Rabobank Capital Funding Trust III VRN (d)
5.254%	12/31/2049	20,000	16,611
Royal Bank of Scotland Group PLC VRN (d)
6.990%	10/05/2017	120,000	101,868
RSHB Capital SA for OJSC Russian Agricultural Bank (d)
6.299%	05/15/2017	200,000	185,250
Shinsei Finance Cayman Ltd. (d)
6.418%	07/20/2049	100,000	66,281
TuranAlem Finance
8.250%	01/22/2037	100,000	78,930
TuranAlem Finance BV (d)
8.250%	01/22/2037	360,000	282,348
Wachovia Capital Trust III
5.800%	03/15/2042	120,000	85,500
Wells Fargo Capital
5.950%	12/15/2036	100,000	90,099
			1,937,306

Biotechnology — 0.0%
FMC Finance III SA
6.875%	07/15/2017	70,000	70,000

Chemicals — 0.0%
Georgia Gulf Corp.
9.500%	10/15/2014	10,000	7,725
Westlake Chemical Corp.
6.625%	01/15/2016	15,000	13,125
			20,850

Coal — 0.0%
Peabody Energy Corp.
6.875%	03/15/2013	15,000	15,225

Commercial Services — 0.1%
Ashtead Capital, Inc. (d)
9.000%	08/15/2016	16,000	12,960
Di Finance/DynCorp International, Series B
9.500%	02/15/2013	15,000	15,338
Hertz Corp.
8.875%	01/01/2014	30,000	28,425
Hertz Corp.
10.500%	01/01/2016	5,000	4,681
Service Corp. International
6.750%	04/01/2016	15,000	14,513
Service Corp. International
7.500%	04/01/2027	35,000	29,750
			105,667

Computers — 0.0%
Electronic Data Systems Corp.
7.125%	10/15/2009	10,000	10,199
Sungard Data Systems, Inc.
9.125%	08/15/2013	10,000	10,100
Sungard Data Systems, Inc.
10.250%	08/15/2015	15,000	15,075
			35,374

Diversified Financial — 4.3%
AAC Group Holding Corp. STEP
10.250%	10/01/2012	15,000	12,150
Aiful Corp. (d)
5.000%	08/10/2010	100,000	94,308
American Express Co. VRN
6.800%	09/01/2066	75,000	70,517
The Bear Stearns Co., Inc.
7.250%	02/01/2018	240,000	248,014
Citigroup, Inc.
5.875%	05/29/2037	30,000	26,056
Citigroup, Inc.
6.125%	08/25/2036	10,000	8,782
Citigroup, Inc.
6.875%	03/05/2038	220,000	219,844
Citigroup, Inc. VRN
8.300%	12/21/2057	400,000	394,149
Countrywide Financial Corp.
6.250%	05/15/2016	100,000	81,138
Countrywide Financial Corp. FRN
2.819%	03/24/2009	360,000	330,704
Countrywide Financial Corp. FRN
2.849%	12/19/2008	40,000	37,798
Countrywide Financial Corp. FRN
3.345%	05/05/2008	30,000	29,805

Countrywide Home Loans, Inc.
4.125%	09/15/2009	50,000	45,048
Countrywide Home Loans, Inc.
5.625%	07/15/2009	20,000	18,349
El Paso Performance-Linked Trust (d)
7.750%	07/15/2011	270,000	276,059
Federal Home Loan Bank
5.125%	06/13/2008	110,000	110,640
Ford Motor Credit Co.
7.375%	10/28/2009	120,000	109,336
Ford Motor Credit Co.
8.000%	12/15/2016	550,000	430,543
Ford Motor Credit Co. Series WI FRN
8.050%	06/15/2011	551,000	437,378
General Electric Capital Corp. VRN
6.375%	11/15/2067	310,000	303,341
GMAC LLC
5.125%	05/09/2008	120,000	119,296
GMAC LLC
5.850%	01/14/2009	130,000	121,224
GMAC LLC
8.000%	11/01/2031	1,280,000	917,366
Goldman Sachs Capital II VRN
5.793%	12/01/2049	110,000	73,271
The Goldman Sachs Group, Inc.
4.500%	06/15/2010	110,000	110,834
The Goldman Sachs Group, Inc.
5.450%	11/01/2012	50,000	51,072
HSBC Finance Corp.
4.125%	11/16/2009	375,000	369,215
ILFC E-Capital Trust II (d)
6.250%	12/21/2065	190,000	169,790
Kaupthing Bank (d)
7.125%	05/19/2016	100,000	67,476
Kaupthing Bank
7.625%	01/15/2010	440,000	414,172
Lehman Brothers Holdings Capital Trust VII VRN
5.857%	11/30/2049	130,000	82,225
Lehman Brothers Holdings, Inc.
5.250%	02/06/2012	70,000	67,546
Lehman Brothers Holdings, Inc.
5.625%	01/24/2013	30,000	29,171
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	60,000	59,179
Lehman Brothers Holdings, Inc.
6.750%	12/28/2017	290,000	278,781
Morgan Stanley
5.625%	01/09/2012	190,000	191,421
MUFG Capital Finance 1 Ltd. VRN
6.346%	07/29/2049	100,000	81,490
Residential Capital Corp.
8.000%	02/22/2011	170,000	83,300
Residential Capital Corp.
8.125%	11/21/2008	10,000	6,900

Residential Capital Corp. FRN
7.098%	04/17/2009	20,000	11,400
Residential Capital LLC FRN
6.178%	05/22/2009	70,000	39,900
Residential Capital LLC STEP
8.000%	06/01/2012	10,000	4,900
Resona Preferred Global Securities VRN (d)
7.191%	12/31/2049	155,000	135,366
Sigma Finance, Inc. VRN (d)
8.000%	06/22/2017	280,000	187,600
SLM Corp.
5.000%	10/01/2013	210,000	158,067
SLM Corp.
5.000%	04/15/2015	10,000	7,125
SLM Corp.
5.050%	11/14/2014	40,000	29,091
SLM Corp.
5.375%	05/15/2014	285,000	213,884
SLM Corp.
5.625%	08/01/2033	50,000	34,091
SLM Corp. FRN
5.210%	04/01/2009	20,000	19,100
SLM Corp., Series X FRN (d)
2.556%	04/18/2008	240,000	239,621
TNK-BP Finance SA (d)
7.500%	07/18/2016	170,000	157,888
TNK-BP Finance SA (d)
7.875%	03/13/2018	100,000	92,375
			7,908,096

Electric — 1.8%
AES Corp.
7.750%	03/01/2014	652,000	656,075
AES Corp.
7.750%	10/15/2015	50,000	50,375
AES Corp.
8.000%	10/15/2017	300,000	303,750
The Cleveland Electric Illuminating Co.
5.700%	04/01/2017	5,000	4,853
Dominion Resources, Inc.
4.750%	12/15/2010	40,000	40,937
Dominion Resources, Inc.
5.700%	09/17/2012	165,000	172,788
Duke Energy Corp.
5.625%	11/30/2012	145,000	154,168
Edison Mission Energy
7.000%	05/15/2017	50,000	49,750
Edison Mission Energy
7.200%	05/15/2019	60,000	59,250
Edison Mission Energy
7.625%	05/15/2027	20,000	18,800
Energy Future Holdings Corp. (d)
11.250%	11/01/2017	690,000	683,100
Energy Future Holdings Corp., Series P
5.550%	11/15/2014	60,000	46,850

Energy Future Holdings Corp., Series Q
6.500%	11/15/2024	190,000	134,915
Energy Future Holdings Corp., Series R
6.550%	11/15/2034	360,000	254,152
Exelon Corp.
5.625%	06/15/2035	10,000	8,794
FirstEnergy Corp., Series B
6.450%	11/15/2011	50,000	52,338
FirstEnergy Corp., Series C
7.375%	11/15/2031	270,000	293,706
NRG Energy, Inc.
7.250%	02/01/2014	20,000	19,750
NRG Energy, Inc.
7.375%	02/01/2016	20,000	19,600
NRG Energy, Inc.
7.375%	01/15/2017	40,000	38,900
Pacific Gas & Electric Co.
5.800%	03/01/2037	10,000	9,461
Pacific Gas & Electric Co.
6.050%	03/01/2034	160,000	156,853
Wisconsin Power & Light Co.
6.375%	08/15/2037	40,000	41,031
			3,270,196

Electronics — 0.0%
NXP BV / NXP Funding LLC
7.875%	10/15/2014	5,000	4,575

Environmental Controls — 0.1%
Waste Management, Inc.
6.375%	11/15/2012	115,000	119,424

Foods — 0.0%
Kroger Co.
6.150%	01/15/2020	10,000	10,269
Kroger Co.
6.400%	08/15/2017	10,000	10,554
			20,823

Forest Products & Paper — 0.1%
Weyerhaeuser Co.
6.750%	03/15/2012	175,000	183,999

Gas — 0.1%
Intergas Finance BV (d)
6.375%	05/14/2017	240,000	209,400

Health Care - Services — 0.6%
Community Health Systems, Inc.
8.875%	07/15/2015	60,000	60,225
DaVita, Inc.
6.625%	03/15/2013	60,000	58,200
HCA, Inc.
6.250%	02/15/2013	132,000	114,840

HCA, Inc.
6.375%	01/15/2015	320,000	270,800
HCA, Inc.
6.500%	02/15/2016	64,000	53,920
HCA, Inc.
7.500%	11/06/2033	30,000	23,175
HCA, Inc.
7.690%	06/15/2025	10,000	7,925
HCA, Inc.
9.125%	11/15/2014	10,000	10,300
HCA, Inc.
9.250%	11/15/2016	90,000	93,375
HCA, Inc.
9.625%	11/15/2016	30,000	31,125
Tenet Healthcare Corp.
9.250%	02/01/2015	318,000	297,330
WellPoint, Inc.
5.875%	06/15/2017	10,000	9,787
			1,031,002

Insurance — 0.0%
American International Group, Inc.
5.850%	01/16/2018	30,000	29,440
ASIF Global Financing (d)
4.900%	01/17/2013	20,000	19,697
Metlife, Inc.
6.400%	12/15/2036	10,000	7,946
The Travelers Cos., Inc.
6.250%	03/15/2037	10,000	8,820
			65,903

Iron & Steel — 0.0%
Steel Dynamics, Inc.
6.750%	04/01/2015	45,000	44,100
Steel Dynamics, Inc. (d)
7.375%	11/01/2012	10,000	10,100
			54,200

Lodging — 0.1%
Boyd Gaming Corp.
7.125%	02/01/2016	20,000	16,100
Inn of the Mountain Gods Resort & Casino
12.000%	11/15/2010	20,000	19,400
MGM Mirage
6.625%	07/15/2015	5,000	4,350
MGM Mirage
8.375%	02/01/2011	40,000	40,100
Station Casinos, Inc.
7.750%	08/15/2016	55,000	44,275
			124,225

Pass-Through Securities — 0.0%
MGM Mirage
7.625%	01/15/2017	55,000	50,050

Machinery - Construction & Mining — 0.0%
Terex Corp.
7.375%	01/15/2014	20,000	19,800

Manufacturing — 0.4%
Eastman Kodak Co.
7.250%	11/15/2013	240,000	229,200
Eastman Kodak Co., Series A
3.625%	05/15/2008	140,000	139,300
Tyco International Group SA
6.125%	11/01/2008	10,000	10,075
Tyco International Group SA
6.375%	10/15/2011	220,000	219,227
Tyco International Group SA
6.750%	02/15/2011	30,000	31,612
Tyco International Group SA
6.875%	01/15/2029	160,000	156,435
			785,849

Media — 0.8%
CCH I LLC
11.000%	10/01/2015	40,000	27,800
Clear Channel Communications, Inc.
4.250%	05/15/2009	50,000	48,500
Clear Channel Communications, Inc.
5.500%	09/15/2014	150,000	108,000
Comcast Corp.
6.500%	01/15/2015	255,000	261,135
Comcast Corp.
6.500%	01/15/2017	150,000	153,198
CSC Holdings, Inc.
7.625%	07/15/2018	25,000	22,813
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%	03/15/2013	25,000	25,344
Echostar DBS Corp.
6.625%	10/01/2014	20,000	18,200
Echostar DBS Corp.
7.000%	10/01/2013	20,000	18,850
Echostar DBS Corp.
7.125%	02/01/2016	15,000	13,988
Idearc, Inc.
8.000%	11/15/2016	70,000	45,325
Liberty Media Corp.
7.875%	07/15/2009	350,000	351,216
News America, Inc. (d)
6.650%	11/15/2037	10,000	10,085
Rogers Cable, Inc.
6.750%	03/15/2015	20,000	19,923
Sun Media Corp.
7.625%	02/15/2013	10,000	9,450
Time Warner, Inc.
6.875%	05/01/2012	355,000	366,480
TL Acquisitions, Inc. (d)
10.500%	01/15/2015	30,000	25,800
			1,526,107

Mining — 0.2%
Freeport-McMoran Copper & Gold, Inc.
8.375%	04/01/2017	70,000	74,288
Vale Overseas Ltd.
6.875%	11/21/2036	290,000	282,957
			357,245

Office Equipment/Supplies — 0.0%
Xerox Corp.
6.750%	02/01/2017	10,000	10,556

Oil & Gas — 1.0%
Anadarko Finance Co.
6.750%	05/01/2011	35,000	37,384
Anadarko Finance Co., Series B
7.500%	05/01/2031	10,000	11,251
Anadarko Petroleum Corp.
6.450%	09/15/2036	140,000	142,569
Chesapeake Energy Corp.
6.375%	06/15/2015	5,000	4,850
Chesapeake Energy Corp.
6.500%	08/15/2017	20,000	19,300
Conoco Funding Co.
6.350%	10/15/2011	40,000	43,581
Conoco, Inc.
6.950%	04/15/2029	30,000	34,160
ConocoPhillips Co.
4.750%	10/15/2012	10,000	10,384
Gaz Capital SA (d)
6.212%	11/22/2016	400,000	370,000
Gaz Capital SA (d)
6.510%	03/07/2022	110,000	98,038
Hess Corp.
7.300%	08/15/2031	190,000	214,068
Hess Corp.
7.875%	10/01/2029	30,000	35,602
Kerr-McGee Corp.
6.950%	07/01/2024	20,000	21,203
Kerr-McGee Corp.
7.875%	09/15/2031	265,000	310,319
OPTI Canada, Inc.
7.875%	12/15/2014	50,000	48,875
OPTI Canada, Inc.
8.250%	12/15/2014	40,000	39,600
Pemex Project Funding Master Trust
6.625%	06/15/2035	111,000	114,871
Petrobras International Finance Co.
6.125%	10/06/2016	160,000	159,552
Pride International, Inc.
7.375%	07/15/2014	15,000	15,600
XTO Energy, Inc.
7.500%	04/15/2012	50,000	55,378
			1,786,585

Oil & Gas Services — 0.1%
Compagnie Generale de Geophysique-Veritas
7.500%	05/15/2015	10,000	10,150
Compagnie Generale de Geophysique-Veritas
7.750%	05/15/2017	60,000	60,900
Complete Production Services, Inc.
8.000%	12/15/2016	50,000	48,000
			119,050

Packaging & Containers — 0.0%
Graham Packaging Co.
8.500%	10/15/2012	30,000	27,000
Graham Packaging Co.
9.875%	10/15/2014	10,000	8,400
			35,400

Pharmaceuticals — 0.1%
Wyeth
5.950%	04/01/2037	130,000	127,017

Pipelines — 0.5%
Dynegy Holdings, Inc.
7.750%	06/01/2019	80,000	74,800
El Paso Corp.
7.000%	06/15/2017	210,000	215,987
El Paso Corp.
7.750%	01/15/2032	15,000	15,406
El Paso Corp.
7.800%	08/01/2031	57,000	58,524
El Paso Natural Gas Co.
8.375%	06/15/2032	168,000	190,796
Kinder Morgan Energy Partners LP
5.000%	12/15/2013	30,000	29,579
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	20,000	19,903
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	30,000	30,587
Kinder Morgan Energy Partners LP
6.750%	03/15/2011	40,000	41,905
Kinder Morgan Energy Partners LP
6.950%	01/15/2038	20,000	19,627
Pacific Energy Partners LP / Pacific Energy Finance Corp.
7.125%	06/15/2014	5,000	5,295
Semgroup LP (d)
8.750%	11/15/2015	10,000	9,150
Southern Natural Gas Co.
8.000%	03/01/2032	10,000	10,926
Tennessee Gas Pipeline Co.
7.625%	04/01/2037	30,000	31,418
Williams Cos., Inc. Series A
7.500%	01/15/2031	220,000	229,350
			983,253

Real Estate — 0.1%
Forest City Enterprises, Inc.
7.625%	06/01/2015	15,000	14,250
Realogy Corp. (b)
12.375%	04/15/2015	150,000	66,750
			81,000

Real Estate Investment Trusts (REITS) — 0.4%
Franchise Finance Corp. of America
8.750%	10/15/2010	610,000	704,922
Ventas Realty LP/Ventas Capital Corp.
6.500%	06/01/2016	15,000	14,475
Ventas Realty LP/Ventas Capital Corp.
6.750%	04/01/2017	10,000	9,775
			729,172

Retail — 0.1%
Amerigas Partners LP
7.250%	05/20/2015	10,000	9,850
CVS Caremark Corp. (d)
9.350%	01/10/2023	100,000	97,000
CVS Lease Pass Through (d)
5.880%	01/10/2028	31,403	31,206
CVS Lease Pass Through (d)
6.036%	12/10/2028	36,011	36,263
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%	12/15/2013	35,000	34,125
Wal-Mart Stores, Inc.
5.800%	02/15/2018	30,000	31,441
			239,885

Semiconductors — 0.0%
Freescale Semiconductor, Inc.
8.875%	12/15/2014	15,000	11,738

Sovereign — 0.0%
Export-Import Bank of Korea (d)
5.250%	02/10/2014	5,000	5,038

Telecommunications — 0.7%
America Movil SAB de CV
5.625%	11/15/2017	80,000	79,089
AT&T, Inc.
5.100%	09/15/2014	120,000	119,216
BellSouth Corp.
4.750%	11/15/2012	10,000	10,029
British Telecommunications PLC STEP
8.125%	12/15/2010	160,000	175,962
Citizens Communications Co.
7.125%	03/15/2019	20,000	17,500

Citizens Communications Co.
7.875%	01/15/2027	25,000	21,438
Deutsche Telekom International Finance BV
5.750%	03/23/2016	75,000	74,151
Intelsat Bermuda Ltd.
9.250%	06/15/2016	15,000	15,113
Level 3 Financing, Inc.
9.250%	11/01/2014	35,000	28,613
Qwest Communications International, Inc., Series B
7.500%	02/15/2014	30,000	28,200
Qwest Corp.
5.625%	11/15/2008	30,000	29,850
Qwest Corp.
6.875%	09/15/2033	10,000	8,000
Royal KPN NV
8.000%	10/01/2010	180,000	193,276
Royal KPN NV
8.375%	10/01/2030	125,000	143,036
Sprint Capital Corp.
8.375%	03/15/2012	50,000	46,250
Sprint Capital Corp.
8.750%	03/15/2032	60,000	50,700
Telecom Italia Capital SA
4.950%	09/30/2014	120,000	109,207
Verizon Global Funding Corp.
7.375%	09/01/2012	60,000	65,903
Windstream Corp.
8.625%	08/01/2016	80,000	78,600
			1,294,133

Transportation — 0.0%
Gulfmark Offshore, Inc.
7.750%	07/15/2014	10,000	10,150

TOTAL CORPORATE DEBT (Cost $27,222,156)			24,905,115

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Airlines — 0.0%
Northwest Airlines Corp., Series 1999-2, Class A
7.575%	03/01/2019	83,546	83,964

Commercial MBS — 1.4%
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4 FRN
5.518%	03/10/2044	700,000	660,153
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA
4.680%	07/10/2039	300,000	288,443
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.895%	09/12/2037	600,000	529,307

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049	300,000	288,054
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5
4.739%	07/15/2030	210,000	182,817
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB
4.664%	07/15/2030	200,000	191,810
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.954%	09/15/2040	200,000	176,911
Mach One Trust Commercial Mortgage-Backed, Series 2004-1, Class X FRN (Acquired 07/12/2004, Cost $180,401) (d)(e)
1.226%	05/28/2040	2,344,691	75,851
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4
5.485%	03/12/2051	150,000	144,633
Mutual Fund Fee Trust, Series 2000-3
9.070%	07/01/2008	655,398	7,734
			2,545,713

Home Equity ABS — 0.3%
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A FRN
3.150%	09/25/2027	56,281	51,270
Option One Mortgage Loan Trust, Series 2003-3, Class A1 FRN
2.890%	06/25/2033	377,989	346,628
Terwin Mortgage Trust, Series 2006-10SL, Class A1
4.750%	10/25/2037	123,025	41,213
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.905%	04/15/2030	52,323	50,620
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A FRN
2.969%	09/27/2032	120,649	110,177
			599,908

Other ABS — 0.4%
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN
3.050%	12/15/2035	261,588	130,794
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1 FRN
2.820%	07/25/2030	290,386	281,243
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 FRN
2.665%	12/27/2019	30,639	30,581
MSDWCC Heloc Trust, Series 2005-1, Class A FRN
2.790%	07/25/2017	284,176	241,169
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class A11 FRN
3.240%	08/25/2032	4,302	3,639
			687,426

WL Collateral CMO — 1.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6 FRN
3.562%	06/25/2034	400,000	393,172
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A FRN
5.120%	11/25/2034	196,259	170,128
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A FRN
5.460%	02/25/2036	129,066	90,247
Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN
6.261%	11/25/2037	117,735	112,673
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2
5.099%	09/25/2035	127,494	97,763
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 1A3A (d)
7.000%	08/25/2034	247,351	253,818
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3
7.068%	05/25/2029	105,116	100,361
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 FRN
5.820%	03/25/2036	357,943	255,738
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3
6.639%	06/25/2037	373,992	246,789
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (d)
5.500%	05/25/2035	321,190	317,037
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (d)
6.000%	05/25/2035	148,282	147,564
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (d)
6.000%	05/25/2035	521,373	513,777
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
6.228%	09/25/2037	361,117	356,096
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1
6.220%	09/25/2037	339,645	324,896
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A
7.000%	03/25/2034	146,101	135,606
			3,515,665

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,628,634)			7,432,676

SOVEREIGN DEBT OBLIGATIONS — 0.6%

Canada Government CAD (c)
4.000%	12/01/2031	73,410	104,840
Repulic of Germany EUR (c)
3.750%	01/04/2015	320,000	505,632
Russian Federation
7.500%	03/31/2030	42,018	48,383
United Mexican States
6.750%	09/27/2034	317,000	353,614
			1,012,469

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $834,630)			1,012,469

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.7%

Pass-Through Securities
FHLMC
3.500%	05/29/2013	100,000	100,678
FHLMC
4.650%	10/10/2013	260,000	260,130
FHLMC
5.625%	11/23/2035	140,000	141,884
FHLMC
5.901%	04/01/2037	856,579	877,998
FNMA
5.000%	09/01/2021 - 03/01/2038	20,469,316	20,393,381
FNMA
5.500%	08/01/2021 - 12/01/2036	9,275,354	9,404,066
FNMA
5.870%	07/01/2037	900,365	924,390
FNMA
6.000%	08/01/2031 - 02/01/2037	6,862,672	7,044,819
FNMA
6.500%	06/01/2036 - 06/01/2037	2,673,638	2,772,654
FNMA FRN
6.505%	11/01/2035	121,221	122,513
FNMA FRN
6.516%	11/01/2035	123,183	124,520
FNMA FRN
6.519%	11/01/2035	122,806	124,140
FNMA FRN
6.522%	11/01/2035	62,692	63,384
FNMA FRN
6.540%	11/01/2035	124,762	126,166
FNMA TBA (f)
5.000%	04/01/2038	900,000	890,578
FNMA TBA (f)
5.500%	04/01/2038	400,000	403,719
GNMA
5.000%	07/15/2037 - 10/15/2037	578,245	578,629
GNMA
6.000%	01/15/2032 - 03/15/2033	991,847	1,031,248
GNMA
6.500%	10/15/2032	64,837	68,673

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,602,525)			45,453,570

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bond
4.375%	02/15/2038	60,000	60,731
U.S. Treasury Inflation Index
1.750%	01/15/2028	241,776	239,056
U.S. Treasury Inflation Index
2.375%	01/15/2025	783,741	851,153
U.S. Treasury Inflation Index
2.375%	01/15/2027	2,030,249	2,210,687
U.S. Treasury Inflation Index
2.625%	07/15/2017	61,097	69,540
U.S. Treasury Inflation Index
3.375%	04/15/2032	83,229	109,066
U.S. Treasury Principal Strips
0.000%	05/15/2030	130,000	48,210
			3,588,443

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,560,920)			3,588,443

TOTAL BONDS & NOTES (Cost $84,848,865)			82,392,273

		Principal
		Amount	Market Value
OPTIONS — 0.0%
U.S. 10 Year Treasury Note Futures Call, Expires 5/23/2008, Strike 145.00		6,000	94
U.S. Long Bond (CBT) Futures Call, Expires 5/23/2008, Strike 120.00		1,000	1,844

TOTAL OPTIONS (Cost $2,280)			1,938

TOTAL LONG TERM INVESTMENTS (Cost $179,847,059)			184,617,751

SHORT-TERM INVESTMENTS — 2.5%

Cash Equivalents — 0.1% (j)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	16,249	16,249
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	13,927	13,927
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	9,285	9,285

Barclays Eurodollar Time Deposit
2.990%	06/06/2008	9,285	9,285
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	6,964	6,964
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	6,964	6,964
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	13,927	13,927
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	6,964	6,964
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	6,964	6,964
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	5,912	5,912
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	4,642	4,642
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	13,927	13,927
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	6,964	6,964
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	8,124	8,124
Reserve Primary Money Market Fund (g)
		2,321	2,321
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	11,606	11,606
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	6,964	6,964
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	8,124	8,124
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	8,124	8,124
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	8,124	8,124
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	4,502	4,502
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	10,442	10,442
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	20,891	20,891
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	12,767	12,767
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	6,964	6,964
			230,927

Repurchase Agreements — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (i)
		3,775,506	3,775,506

U.S. Government Agencies — 0.3%
FNMA (h)
1.800%	12/15/2008	622,000	613,976

TOTAL SHORT-TERM INVESTMENTS (Cost $4,620,409)			4,620,409

TOTAL INVESTMENTS — 102.7% (Cost $184,467,468) (k)			$189,238,160

Other Assets/(Liabilities) — (2.7%)			(4,896,990)

NET ASSETS — 100.0%			$184,341,170

Notes to Portfolio of Investments
ADR - American Depository Receipt
CAD - Canadian Dollar
EUR - Euro
FRN - Floating Rate Note
GDR - Global Depository Receipt
STEP - Step Up Bond
TBA - To Be Announced
VRN - Variable Rate Note

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $7,398,879 or 4.0% of net assets.

(e)	Restricted security. (Note 2).
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	Principal amount represents shares owned of the fund.
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)

Maturity value of $3,775,616. Collaterized by a U.S. Government agency obligation with a rate of 4.728%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $3,853,636.

(j)	Represents investments of security lending collateral. (Note 2).
(k)	See Note 3 for aggregrate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Aerospace & Defense – 0.7%
Northrop Grumman Corp.	50,200	3,906,062

Agriculture — 1.8%
Altria Group, Inc.	139,200	3,090,240
Philip Morris International, Inc.	139,200	7,040,736
		10,130,976

Apparel — 0.3%
VF Corp.	20,500	1,588,955

Auto Manufacturers — 0.5%
General Motors Corp. (a)	153,800	2,929,890

Automotive & Parts — 1.3%
Autoliv, Inc.	52,400	2,630,480
BorgWarner, Inc.	54,200	2,332,226
Magna International, Inc. Class A	32,400	2,337,660
		7,300,366

Banks — 7.1%
Bank of America Corp.	464,800	17,620,568
Comerica, Inc.	67,000	2,350,360
Deutsche Bank AG (a)	23,900	2,701,895
Fifth Third Bancorp	85,400	1,786,568
KeyCorp	76,000	1,668,200
National City Corp.	145,300	1,445,735
SunTrust Banks, Inc.	56,900	3,137,466
U.S. Bancorp	67,100	2,171,356
Wachovia Corp.	71,900	1,941,300
Wells Fargo & Co.	163,500	4,757,850
		39,581,298

Beverages — 1.7%
The Coca-Cola Co.	12,400	754,788
Coca-Cola Enterprises, Inc.	117,300	2,838,660
Molson Coors Brewing Co. Class B	71,200	3,742,984
PepsiCo, Inc.	27,200	1,963,840
		9,300,272

Chemicals — 2.9%
Ashland, Inc.	29,600	1,400,080
The Dow Chemical Co.	162,400	5,984,440
Du Pont (E.I.) de Nemours & Co.	104,600	4,891,096
The Lubrizol Corp.	33,400	1,854,034
PPG Industries, Inc.	35,000	2,117,850
		16,247,500

1

Commercial Services — 0.9%
Accenture Ltd. Class A	35,900	1,262,603
Avis Budget Group, Inc. (b)	70,300	746,586
McKesson Corp.	62,300	3,262,651
		5,271,840

Computers — 1.0%
Dell, Inc. (b)	28,800	573,696
Electronic Data Systems Corp.	90,300	1,503,495
International Business Machines Corp.	15,400	1,773,156
Lexmark International, Inc. Class A (b)	50,100	1,539,072
		5,389,419

Cosmetics & Personal Care — 2.2%
The Procter & Gamble Co.	179,800	12,598,586

Distribution & Wholesale — 0.4%
Ingram Micro, Inc. Class A (b)	100,200	1,586,166
Tech Data Corp. (b)	17,200	564,160
		2,150,326

Diversified Financial — 8.6%
Ameriprise Financial, Inc.	25,900	1,342,915
CIT Group, Inc.	23,100	273,735
Citigroup, Inc.	483,300	10,352,286
Discover Financial Services	91,100	1,491,307
Fannie Mae	136,400	3,590,048
Freddie Mac	81,200	2,055,984
The Goldman Sachs Group, Inc.	6,100	1,008,879
JP Morgan Chase & Co.	387,600	16,647,420
Merrill Lynch & Co., Inc.	83,800	3,414,012
Morgan Stanley	154,300	7,051,510
Waddell & Reed Financial, Inc. Class A (a)	40,600	1,304,478
		48,532,574

Electric — 2.4%
American Electric Power Co., Inc.	96,200	4,004,806
Constellation Energy Group, Inc.	32,300	2,851,121
Dominion Resources, Inc.	85,200	3,479,568
Entergy Corp.	30,700	3,348,756
		13,684,251

Electronics — 1.9%
Arrow Electronics, Inc. (b)	85,000	2,860,250
Avnet, Inc. (b)	97,400	3,187,902
Flextronics International Ltd. (b)	363,404	3,412,364
Sanmina-SCI Corp. (b)	154,500	250,290
Tyco Electronics Ltd.	25,550	876,876
		10,587,682

Environmental Controls — 0.5%
Allied Waste Industries, Inc. (b)	261,900	2,831,139

Foods — 3.7%
ConAgra Foods, Inc.	78,000	1,868,100
General Mills, Inc.	47,700	2,856,276

2

Kellogg Co.	57,200	3,006,432
Kraft Foods, Inc. Class A	43,100	1,336,531
The Kroger Co.	101,200	2,570,480
Safeway, Inc.	123,200	3,615,920
Sara Lee Corp.	217,700	3,043,446
Tyson Foods, Inc. Class A	152,800	2,437,160
		20,734,345

Forest Products & Paper — 0.2%
Smurfit-Stone Container Corp. (b)	138,900	1,069,530

Hand & Machine Tools — 0.3%
The Black & Decker Corp.	28,500	1,883,850

Health Care - Products — 1.4%
Covidien Ltd.	25,550	1,130,587
Johnson & Johnson	104,000	6,746,480
		7,877,067

Home Builders — 0.6%
Centex Corp.	62,600	1,515,546
KB Home (a)	61,300	1,515,949
Pulte Homes, Inc.	5,500	80,025
		3,111,520

Household Products — 0.4%
Kimberly-Clark Corp.	37,300	2,407,715

Housewares — 0.2%
Newell Rubbermaid, Inc.	56,700	1,296,729

Insurance — 10.9%
ACE Ltd.	82,300	4,531,438
Allstate Corp.	115,100	5,531,706
American International Group, Inc.	249,900	10,808,175
Aon Corp.	50,900	2,046,180
Chubb Corp.	32,400	1,603,152
Everest Re Group Ltd.	16,300	1,459,339
Fidelity National Financial, Inc. Class A	140,400	2,573,532
Genworth Financial, Inc. Class A	159,300	3,606,552
The Hartford Financial Services Group, Inc.	58,800	4,455,276
Metlife, Inc.	84,400	5,085,944
Old Republic International Corp.	147,600	1,905,516
PartnerRe Ltd.	18,100	1,381,030
Prudential Financial, Inc.	18,100	1,416,325
RenaissanceRe Holdings Ltd.	21,000	1,090,110
Safeco Corp.	37,100	1,627,948
Torchmark Corp.	17,500	1,051,925
The Travelers Cos., Inc.	122,900	5,880,765
Unum Group	162,100	3,567,821
XL Capital Ltd. Class A	46,400	1,371,120
		60,993,854

3

Iron & Steel — 0.9%
ArcelorMittal	59,200	4,842,560

Leisure Time — 0.3%
Brunswick Corp.	100,900	1,611,373

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	44,200	3,460,418

Machinery - Diversified — 0.6%
Cummins, Inc.	70,800	3,314,856

Manufacturing — 5.6%
Eaton Corp.	8,600	685,162
General Electric Co.	714,910	26,458,819
SPX Corp.	29,400	3,084,060
Tyco International Ltd.	25,550	1,125,477
		31,353,518

Media — 3.1%
CBS Corp. Class B	152,100	3,358,368
Comcast Corp. Class A	95,950	1,855,673
Gannett Co., Inc.	102,900	2,989,245
Idearc, Inc.	102,500	373,100
Time Warner, Inc.	307,125	4,305,893
Viacom, Inc. Class B (b)	95,400	3,779,748
The Walt Disney Co.	31,700	994,746
		17,656,773

Mining — 1.1%
Alcoa, Inc.	171,800	6,195,108

Oil & Gas — 16.4%
Anadarko Petroleum Corp.	42,600	2,685,078
BP PLC Sponsored ADR (United Kingdom)	44,600	2,704,990
Chevron Corp.	235,500	20,102,280
ConocoPhillips Co.	192,300	14,655,183
Exxon Mobil Corp.	433,000	36,623,140
Marathon Oil Corp.	123,200	5,617,920
Occidental Petroleum Corp.	14,400	1,053,648
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	42,300	2,917,854
Total SA Sponsored ADR (France)	41,200	3,049,212
Valero Energy Corp.	59,300	2,912,223
		92,321,528

Packaging & Containers — 1.4%
Ball Corp.	66,100	3,036,634
Bemis Co., Inc.	14,800	376,364
Owens-IIlinois, Inc. (b)	64,000	3,611,520
Sonoco Products Co.	27,400	784,462
		7,808,980

4

Pharmaceuticals — 5.2%
AmerisourceBergen Corp.	34,700	1,422,006
Cardinal Health, Inc.	38,400	2,016,384
Eli Lilly & Co.	78,200	4,034,338
Merck & Co., Inc.	118,700	4,504,665
Pfizer, Inc.	794,400	16,626,792
Sanofi-Aventis ADR (France)	19,100	717,014
		29,321,199

Retail — 3.2%
Family Dollar Stores, Inc.	18,000	351,000
The Gap, Inc.	176,200	3,467,616
The Home Depot, Inc.	35,000	978,950
Jones Apparel Group, Inc.	144,800	1,943,216
Limited Brands, Inc.	2,000	34,200
Macy’s, Inc. (a)	146,400	3,375,984
McDonald’s Corp.	33,100	1,845,987
Office Depot, Inc. (b)	60,700	670,735
SuperValu, Inc.	120,100	3,600,598
Wal-Mart Stores, Inc.	27,000	1,422,360
		17,690,646

Savings & Loans — 0.5%
Astoria Financial Corp.	61,500	1,670,340
Washington Mutual, Inc. (a)	119,500	1,230,850
		2,901,190

Telecommunications — 8.7%
AT&T, Inc.	643,500	24,646,050
Embarq Corp.	47,900	1,920,790
Nokia Oyj Sponsored ADR (Finland)	102,700	3,268,941
Sprint Nextel Corp.	472,100	3,158,349
Verizon Communications, Inc.	342,700	12,491,415
Vodafone Group PLC Sponsored ADR (United Kingdom)	114,500	3,378,895
		48,864,440

TOTAL EQUITIES (Cost $583,934,826)		558,748,335

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 1.6%

Cash Equivalents — 1.3% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	513,663	513,663
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	440,284	440,284
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	293,523	293,523
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	293,523	293,523
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	220,142	220,142

5

Barclays Eurodollar Time Deposit
4.600%	04/04/2008	220,142	220,142
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	440,284	440,284
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	220,142	220,142
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	220,142	220,142
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	186,907	186,907
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	146,761	146,761
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	440,284	440,284
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	220,142	220,142
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	256,832	256,832
Reserve Primary Money Market Fund (c)
		73,381	73,381
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	366,903	366,903
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	220,142	220,142
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	256,832	256,832
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	256,832	256,832
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	256,832	256,832
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	142,394	142,394
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	330,213	330,213
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	660,426	660,426
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	403,594	403,594
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	220,142	220,142
			7,300,462

Repurchase Agreements — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		1,607,866	1,607,866

TOTAL SHORT-TERM INVESTMENTS (Cost $8,908,328)			8,908,328

TOTAL INVESTMENTS — 101.1% (Cost $592,843,154) (f)			$567,656,663

Other Assets/(Liabilities) — (1.1%)			(6,289,092)

NET ASSETS — 100.0%			$561,367,571

6

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,607,913. Collateralized by a U.S. Government Agency obligation with a rate of 4.765%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $1,643,367.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Fundamental Value Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.2%
COMMON STOCK — 98.2%
Aerospace & Defense — 2.3%
General Dynamics Corp.	304,300	25,369,491

Agriculture — 1.3%
Altria Group, Inc.	202,900	4,504,380
Philip Morris International, Inc.	202,900	10,262,682
		14,767,062

Airlines — 0.6%
Delta Air Lines, Inc. (a)	702,500	6,041,500

Banks — 9.5%
Bank of America Corp.	896,600	33,990,106
The Bank of New York Mellon Corp.	296,233	12,361,803
Lloyds TSB Group PLC Sponsored ADR (United Kingdom)	497,200	17,849,480
PNC Financial Services Group, Inc.	255,200	16,733,464
U.S. Bancorp	594,700	19,244,492
Wells Fargo & Co.	135,000	3,928,500
		104,107,845

Beverages — 1.8%
PepsiCo, Inc.	270,200	19,508,440

Chemicals — 3.0%
Agrium, Inc.	304,000	18,881,440
Du Pont (E.I.) de Nemours & Co.	288,600	13,494,936
		32,376,376

Computers — 3.4%
Hewlett-Packard Co.	338,400	15,451,344
International Business Machines Corp.	113,600	13,079,904
Sun Microsystems, Inc. (a)	537,750	8,351,257
		36,882,505

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	177,800	13,852,398

Distribution & Wholesale — 0.9%
Ingram Micro, Inc. Class A (a)	633,700	10,031,471

Diversified Financial — 7.2%
Citigroup, Inc.	391,600	8,388,072
Discover Financial Services	926,622	15,168,802
The Goldman Sachs Group, Inc.	92,200	15,248,958
JP Morgan Chase & Co.	686,236	29,473,836
Morgan Stanley	231,800	10,593,260
		78,872,928

1

Electric — 8.6%
Entergy Corp.	163,400	17,823,672
Exelon Corp. (b)	285,700	23,218,839
FPL Group, Inc.	532,200	33,390,228
SCANA Corp.	220,800	8,076,864
Southern Co.	332,600	11,843,886
		94,353,489

Foods — 5.1%
ConAgra Foods, Inc.	469,700	11,249,315
Kellogg Co.	210,900	11,084,904
The Kroger Co.	417,500	10,604,500
Safeway, Inc.	351,000	10,301,850
Tyson Foods, Inc. Class A	798,800	12,740,860
		55,981,429

Forest Products & Paper — 0.5%
Smurfit-Stone Container Corp. (a)	667,400	5,138,980

Health Care - Products — 1.6%
Baxter International, Inc.	307,900	17,802,778

Health Care - Services — 1.3%
Aetna, Inc.	335,800	14,133,822

Household Products — 1.5%
Kimberly-Clark Corp.	262,400	16,937,920

Insurance — 5.2%
ACE Ltd.	449,200	24,732,952
Allstate Corp.	355,900	17,104,554
Chubb Corp.	300,300	14,858,844
		56,696,350

Machinery - Diversified — 1.2%
Cummins, Inc. (b)	272,400	12,753,768

Manufacturing — 3.9%
General Electric Co.	1,150,400	42,576,304

Media — 1.7%
Comcast Corp. Class A	415,950	8,044,473
Time Warner, Inc.	767,900	10,765,958
		18,810,431

Oil & Gas — 17.1%
Chevron Corp.	256,000	21,852,160
ConocoPhillips Co.	228,700	17,429,227
Exxon Mobil Corp.	645,000	54,554,100
Newfield Exploration Co. (a)	464,400	24,543,540
Occidental Petroleum Corp.	576,000	42,145,920
Total SA Sponsored ADR (France)	136,400	10,094,964
XTO Energy, Inc.	274,950	17,008,407
		187,628,318

2

Pharmaceuticals — 3.8%
Abbott Laboratories	224,400	12,375,660
Bristol-Myers Squibb Co.	456,700	9,727,710
Schering-Plough Corp.	525,800	7,576,778
Wyeth	285,600	11,926,656
		41,606,804

Real Estate Investment Trusts (REITS) — 1.3%
Host Hotels & Resorts, Inc.	894,943	14,247,493

Retail — 5.5%
CVS Caremark Corp.	728,100	29,495,331
The Gap, Inc. (b)	575,300	11,321,904
Macy’s, Inc. (b)	275,300	6,348,418
SuperValu, Inc.	439,400	13,173,212
		60,338,865

Semiconductors — 1.7%
Intel Corp.	860,500	18,225,390

Software — 1.2%
Microsoft Corp.	462,400	13,122,912

Telecommunications — 5.7%
AT&T, Inc.	891,220	34,133,726
Cisco Systems, Inc. (a)	642,500	15,477,825
Verizon Communications, Inc.	360,100	13,125,645
		62,737,196

TOTAL EQUITIES (Cost $978,174,196)		1,074,902,265

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.4%

Cash Equivalents — 3.1% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	2,377,794	2,377,794
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	2,038,109	2,038,109
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	1,358,740	1,358,740
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	1,358,740	1,358,740
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	1,019,055	1,019,055
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	1,019,055	1,019,055
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	2,038,109	2,038,109
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	1,019,055	1,019,055

3

BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	1,019,055	1,019,055
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	865,207	865,207
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	679,370	679,370
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	2,038,109	2,038,109
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	1,019,055	1,019,055
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	1,188,897	1,188,897
Reserve Primary Money Market Fund (c)
		339,685	339,685
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	1,698,425	1,698,425
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	1,019,055	1,019,055
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	1,188,897	1,188,897
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	1,188,897	1,188,897
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	1,188,897	1,188,897
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	659,155	659,155
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	1,528,582	1,528,582
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	3,057,164	3,057,164
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	1,868,267	1,868,267
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	1,019,055	1,019,055
			33,794,429

Repurchase Agreements — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		14,286,581	14,286,581

TOTAL SHORT-TERM INVESTMENTS (Cost $48,081,010)			48,081,010

TOTAL INVESTMENTS — 102.6% (Cost $1,026,255,206) (f)			$1,122,983,275

Other Assets/(Liabilities) — (2.6%)			(28,308,365)

NET ASSETS — 100.0%			$1,094,674,910

4

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)               Non-income producing security.

(b)              Denotes all or a portion of security on loan. (Note 2).

(c)               Principal amount represents shares owned of the fund.

(d)              Represents investments of security lending collateral. (Note 2).

(e)               Maturity value of $14,286,997. Collateralized by U.S. Government Agency obligations with rates ranging from 3.168% to 4.792%, maturity dates ranging from 1/15/2035 to 2/01/2035, and an aggregate market value, including accrued interest, of $14,574,667.

(f)                 See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Value Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.6%
COMMON STOCK — 96.6%
Aerospace & Defense — 2.1%
Lockheed Martin Corp.	6,300	625,590
Raytheon Co.	13,680	883,865
		1,509,455

Agriculture — 3.5%
Altria Group, Inc.	33,300	739,260
Philip Morris International, Inc.	33,900	1,714,662
		2,453,922

Airlines — 0.4%
Southwest Airlines Co.	22,300	276,520

Apparel — 0.5%
Nike, Inc. Class B	5,500	374,000

Banks — 11.9%
Bank of America Corp.	65,800	2,494,478
The Bank of New York Mellon Corp.	32,000	1,335,360
PNC Financial Services Group, Inc.	14,700	963,879
Regions Financial Corp. (a)	30,500	602,375
SunTrust Banks, Inc.	17,600	970,464
Wells Fargo & Co. (a)	57,500	1,673,250
Whitney Holding Corp.	14,600	361,934
		8,401,740

Biotechnology — 1.3%
Biogen Idec, Inc. (b)	14,700	906,843

Chemicals — 2.9%
Albemarle Corp.	12,365	451,570
Celanese Corp. Class A	18,100	706,805
CF Industries Holdings, Inc.	3,800	393,756
The Mosaic Co. (b)	4,958	508,691
		2,060,822

Commercial Services — 1.5%
Manpower, Inc.	6,900	388,194
McKesson Corp.	12,200	638,914
		1,027,108

Computers — 2.9%
Apple, Inc. (b)	5,100	731,850
Hewlett-Packard Co.	29,300	1,337,838
		2,069,688

Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	10,100	707,707

1

Diversified Financial — 6.4%
Citigroup, Inc.	54,340	1,163,963
Discover Financial Services	26,900	440,353
Fannie Mae	41,700	1,097,544
Interactive Brokers Group, Inc. (b)	15,700	403,019
JP Morgan Chase & Co.	25,500	1,095,225
National Financial Partners Corp.	16,400	368,508
		4,568,612

Electric — 5.9%
CMS Energy Corp.	30,300	410,262
Edison International	18,900	926,478
FirstEnergy Corp.	12,300	844,026
Mirant Corp. (b)	7,500	272,925
PPL Corp.	23,200	1,065,344
Public Service Enterprise Group, Inc.	16,500	663,135
		4,182,170

Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc. (b)	5,600	506,688

Electronics — 1.4%
Avnet, Inc. (b)	11,000	360,030
Thermo Fisher Scientific, Inc. (b)	11,000	625,240
		985,270

Engineering & Construction — 0.1%
The Shaw Group, Inc. (b)	1,500	70,710

Foods — 2.9%
Great Atlantic & Pacific Tea Co. (a) (b)	20,000	524,400
The Kroger Co.	29,700	754,380
Safeway, Inc.	26,800	786,580
		2,065,360

Gas — 0.5%
Energen Corp.	5,600	348,880

Health Care - Products — 0.6%
Baxter International, Inc.	7,400	427,868

Health Care - Services — 0.8%
WellPoint, Inc. (b)	12,100	533,973

Home Builders — 0.4%
D.R. Horton, Inc.	18,100	285,075

Insurance — 5.7%
ACE Ltd.	18,000	991,080
American International Group, Inc.	14,100	609,825
Berkshire Hathaway, Inc. Class B (b)	210	939,309
Chubb Corp.	11,000	544,280
PartnerRe Ltd.	6,700	511,210
Principal Financial Group, Inc.	7,820	435,730
		4,031,434

2

Iron & Steel — 1.3%
Nucor Corp.	14,000	948,360

Leisure Time — 0.6%
Royal Caribbean Cruises Ltd. (a)	13,000	427,700

Machinery - Diversified — 1.9%
AGCO Corp. (a) (b)	11,400	682,632
Deere & Co.	8,600	691,784
		1,374,416

Manufacturing — 3.8%
General Electric Co.	73,700	2,727,637

Media — 2.2%
Liberty Media Corp. Entertainment Series A (b)	30,800	697,312
Time Warner, Inc.	61,100	856,622
		1,553,934

Oil & Gas — 15.1%
Chevron Corp.	12,700	1,084,072
ConocoPhillips Co.	30,000	2,286,300
ENSCO International, Inc.	9,400	588,628
Exxon Mobil Corp.	44,400	3,755,352
Mariner Energy, Inc. (b)	10,761	290,655
Southwestern Energy Co. (b)	13,280	447,403
Tesoro Corp.	6,800	204,000
Transocean, Inc. (b)	8,146	1,101,339
Valero Energy Corp.	14,500	712,095
Western Refining, Inc.	18,139	244,332
		10,714,176

Oil & Gas Services — 0.9%
National Oilwell Varco, Inc. (b)	11,000	642,180

Pharmaceuticals — 2.6%
Medco Health Solutions, Inc. (b)	15,400	674,366
Pfizer, Inc.	54,300	1,136,499
		1,810,865

Real Estate Investment Trusts (REITS) — 0.8%
Annaly Capital Management, Inc.	37,450	573,734

Retail — 3.8%
Advance Auto Parts, Inc.	9,100	309,855
CVS Caremark Corp.	16,000	648,160
McDonald’s Corp.	13,800	769,626
Polo Ralph Lauren Corp.	6,200	361,398
Staples, Inc.	28,600	632,346
		2,721,385

Savings & Loans — 1.9%
Astoria Financial Corp.	11,600	315,056
Downey Financial Corp. (a)	20,100	369,438
People’s United Financial, Inc.	39,900	690,669
		1,375,163

3

Telecommunications — 6.4%
AT&T, Inc.	89,600	3,431,680
Embarq Corp.	15,400	617,540
NII Holdings, Inc. (b)	14,600	463,988
		4,513,208

Transportation — 1.9%
Norfolk Southern Corp.	11,700	635,544
Union Pacific Corp.	5,400	677,052
		1,312,596

TOTAL EQUITIES (Cost $71,552,741)		68,489,199

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 5.3%

Cash Equivalents — 3.3% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	164,282	164,282
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	140,814	140,814
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	93,876	93,876
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	93,876	93,876
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	70,407	70,407
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	70,407	70,407
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	140,814	140,814
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	70,407	70,407
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	70,407	70,407
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	59,777	59,777
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	46,938	46,938
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	140,814	140,814
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	70,407	70,407
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	82,141	82,141
Reserve Primary Money Market Fund (c)
		23,469	23,469
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	117,345	117,345

4

Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	70,407	70,407
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	82,141	82,141
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	82,141	82,141
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	82,141	82,141
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	45,541	45,541
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	105,608	105,608
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	211,220	211,220
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	129,079	129,079
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	70,407	70,407
			2,334,866

Repurchase Agreements — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		1,449,231	1,449,231

TOTAL SHORT-TERM INVESTMENTS (Cost $3,784,097)			3,784,097

TOTAL INVESTMENTS — 101.9% (Cost $75,336,838) (f)			$72,273,296

Other Assets/(Liabilities) — (1.9%)			(1,361,578)

NET ASSETS — 100.0%			$70,911,718

Notes to Portfolio of Investments

(a)                                  Denotes all or a portion of security on loan. (Note 2).

(b)                                 Non-income producing security.

(c)                                  Principal amount represents shares owned of the fund.

(d)                                 Represents investments of security lending collateral. (Note 2).

(e)                                  Maturity value of $1,449,273. Collateralized by a U.S. Government Agency obligation with a rate of 6.042%, maturity date of 2/01/2035, and an aggregate market value, including accrued interest, of $1,479,069.

(f)                                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Large Cap Value Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.7%
COMMON STOCK — 97.7%
Agriculture — 3.6%
Altria Group, Inc.	616,500	13,686,300
Philip Morris International, Inc.	616,500	31,182,570
		44,868,870

Banks — 4.8%
The Bank of New York Mellon Corp.	381,000	15,899,130
State Street Corp.	36,800	2,907,200
The Toronto-Dominion Bank	90,171	5,532,012
Wachovia Corp. (a)	276,014	7,452,378
Wells Fargo & Co.	915,000	26,626,500
		58,417,220

Beverages — 2.6%
Diageo PLC Sponsored ADR (United Kingdom)	224,600	18,264,472
Heineken Holding NV Class A	266,050	13,398,336
		31,662,808

Building Materials — 0.9%
Martin Marietta Materials, Inc. (a)	102,600	10,893,042

Coal — 0.8%
China Coal Energy Co.	5,612,200	9,886,786

Commercial Services — 3.6%
Cosco Pacific Ltd.	1,921,100	3,741,558
H&R Block, Inc.	581,000	12,061,560
Iron Mountain, Inc. (b)	595,550	15,746,342
Moody’s Corp. (a)	251,500	8,759,745
Visa, Inc. Class A (b)	62,910	3,923,068
		44,232,273

Computers — 1.7%
Dell, Inc. (b)	591,400	11,780,688
Hewlett-Packard Co.	210,300	9,602,298
		21,382,986

Cosmetics & Personal Care — 1.6%
Avon Products, Inc.	110,800	4,381,032
The Procter & Gamble Co.	220,500	15,450,435
		19,831,467

Diversified Financial — 11.5%
American Express Co. (a)	1,051,300	45,962,836
Ameriprise Financial, Inc.	186,460	9,667,951
Citigroup, Inc.	403,600	8,645,112
Discover Financial Services	57,850	947,004
E*Trade Financial Corp. (a) (b)	81,400	314,204
JP Morgan Chase & Co.	1,116,088	47,935,980
Merrill Lynch & Co., Inc. (a)	164,000	6,681,360

1

Merrill Lynch & Co., Inc. Restricted Private Placement (Acquired 12/24/2007, Cost $19,128, 000) (c) (d)	398,500	15,178,865
Morgan Stanley	115,900	5,296,630
		140,629,942

Electronics — 1.6%
Agilent Technologies, Inc. (b)	391,970	11,692,465
Tyco Electronics Ltd.	226,671	7,779,349
		19,471,814

Foods — 0.4%
The Hershey Co. (a)	57,700	2,173,559
Whole Foods Market, Inc. (a)	86,700	2,858,499
		5,032,058

Forest Products & Paper — 0.3%
Sino-Forest Corp. (b)	231,300	3,600,876

Health Care - Products — 0.8%
Covidien Ltd.	226,371	10,016,917

Health Care - Services — 0.8%
UnitedHealth Group, Inc.	291,400	10,012,504

Holding Company - Diversified — 1.0%
China Merchants Holdings International Co. Ltd.	2,531,203	12,122,057

Housewares — 0.2%
Hunter Douglas NV	36,862	2,496,163

Insurance — 14.9%
Ambac Financial Group, Inc. (a)	241,140	1,386,555
American International Group, Inc.	857,800	37,099,850
Aon Corp.	185,800	7,469,160
Berkshire Hathaway, Inc. Class A (b)	415	55,361,000
Loews Corp.	666,900	26,822,718
Markel Corp. (b)	2,490	1,095,525
MBIA, Inc. (a)	101,600	1,241,552
Millea Holdings, Inc.	370,000	13,665,672
Nipponkoa Insurance Co. Ltd.	214,100	1,652,051
Principal Financial Group, Inc. (d)	74,000	4,123,280
Progressive Corp.	1,128,700	18,138,209
Sun Life Financial, Inc. (a)	44,600	2,078,360
Transatlantic Holdings, Inc.	191,862	12,730,044
		182,863,976

Internet — 1.3%
Amazon.com, Inc. (b)	50,800	3,622,040
eBay, Inc. (b)	112,600	3,359,984
Google, Inc. Class A (b)	14,110	6,215,032
Liberty Media Holding Corp. Interactive Class A (b)	193,100	3,116,634
		16,313,690

2

Leisure Time — 1.1%
Harley-Davidson, Inc. (a)	368,100	13,803,750

Manufacturing — 2.5%
General Electric Co.	535,400	19,815,154
Tyco International Ltd.	237,321	10,453,990
		30,269,144

Media — 4.9%
Comcast Corp. Special Class A	1,574,500	29,868,265
Lagardere S.C.A.	44,100	3,304,899
Liberty Media Corp. Capital Class A (b)	38,650	608,351
Liberty Media Corp. Entertainment Series A (b)	154,600	3,500,144
News Corp. Class A (a)	1,038,000	19,462,500
WPP Group PLC Sponsored ADR (United Kingdom) (a)	51,000	3,041,640
		59,785,799

Mining — 1.4%
BHP Billiton PLC	150,100	4,454,288
Rio Tinto PLC	53,500	5,557,263
Vulcan Materials Co. (a)	103,600	6,879,040
		16,890,591

Oil & Gas — 16.4%
Canadian Natural Resources Ltd.	245,200	16,737,352
ConocoPhillips Co.	601,892	45,870,189
Devon Energy Corp.	412,300	43,015,259
EOG Resources, Inc.	351,700	42,204,000
Occidental Petroleum Corp.	559,600	40,945,932
Transocean, Inc. (b)	91,515	12,372,828
		201,145,560

Packaging & Containers — 1.8%
Sealed Air Corp.	870,900	21,990,225

Pharmaceuticals — 1.5%
Cardinal Health, Inc.	178,700	9,383,537
Express Scripts, Inc. (b)	137,900	8,869,728
		18,253,265

Real Estate — 0.2%
Hang Lung Development Co.	416,000	1,981,595

Retail — 9.1%
Bed Bath & Beyond, Inc. (b)	299,800	8,844,100
Carmax, Inc. (a) (b)	407,000	7,903,940
Costco Wholesale Corp.	925,600	60,136,232
CVS Caremark Corp.	492,961	19,969,850
Lowe’s Cos., Inc.	205,700	4,718,758
Sears Holdings Corp. (a) (b)	18,740	1,913,167
Wal-Mart Stores, Inc.	162,500	8,560,500
		112,046,547

Semiconductors — 0.6%
Texas Instruments, Inc.	283,500	8,014,545

3

Software — 3.2%
Dun & Bradstreet Corp.	141,550	11,519,339
Microsoft Corp.	965,200	27,392,376
		38,911,715

Telecommunications — 1.4%
Cisco Systems, Inc. (b)	277,100	6,675,339
SK Telecom Co. Ltd. ADR (South Korea) (a)	94,000	2,031,340
Sprint Nextel Corp.	761,200	5,092,428
Virgin Media, Inc.	241,238	3,394,219
		17,193,326

Transportation — 1.2%
Asciano Group	155,200	569,196
Kuehne & Nagel International AG	58,550	5,878,661
Toll Holdings Ltd.	211,054	1,931,095
United Parcel Service, Inc. Class B	82,600	6,031,452
		14,410,404

TOTAL EQUITIES
(Cost $960,207,770)		1,198,431,915

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.3%

Cash Equivalents — 8.3% (f)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	7,179,776	7,179,776
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	6,154,093	6,154,093
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	4,102,729	4,102,729
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	4,102,729	4,102,729
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	3,077,047	3,077,047
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	3,077,047	3,077,047
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	6,154,093	6,154,093
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	3,077,047	3,077,047
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	3,077,047	3,077,047
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	2,612,503	2,612,503
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	2,051,364	2,051,364
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	6,154,093	6,154,093

4

Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	3,077,047	3,077,047
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	3,589,888	3,589,888
Reserve Primary Money Market Fund (e)
		1,025,682	1,025,682
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	5,128,411	5,128,411
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	3,077,047	3,077,047
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	3,589,888	3,589,888
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	3,589,888	3,589,888
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	3,589,888	3,589,888
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	1,990,326	1,990,326
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	4,615,570	4,615,570
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	9,231,140	9,231,140
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	5,641,252	5,641,252
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	3,077,047	3,077,047
			102,042,642

Repurchase Agreements — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (g)	24,894,661	24,894,661

TOTAL SHORT-TERM INVESTMENTS
(Cost $126,937,303)		126,937,303

TOTAL INVESTMENTS — 108.0%
(Cost $1,087,145,073) (h)		$1,325,369,218

Other Assets/(Liabilities) — (8.0%)		(98,003,222)

NET ASSETS — 100.0%		$1,227,365,996

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. (Note 2).
(e)	Principal amount represents shares owned of the fund.

5

(f)	Represents investments of security lending collateral. (Note 2).
(g)

Maturity value of $24,895,387. Collateralized by U.S. Government Agency obligations with rates ranging from 3.168% to 4.636%, maturity dates ranging from 11/01/2034 to 12/15/2034, and an aggregate market value, including accrued interest, of $25,392,556.

(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Indexed Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK — 98.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (a)	79,943	672,320
Omnicom Group, Inc.	58,828	2,599,021
		3,271,341

Aerospace & Defense — 2.4%
Boeing Co.	137,640	10,236,287
General Dynamics Corp.	71,908	5,994,970
Goodrich Corp.	21,990	1,264,645
L-3 Communications Holdings, Inc.	22,200	2,427,348
Lockheed Martin Corp.	62,007	6,157,295
Northrop Grumman Corp.	60,678	4,721,355
Raytheon Co.	77,000	4,974,970
Rockwell Collins, Inc.	29,332	1,676,324
United Technologies Corp.	176,562	12,150,997
		49,604,191

Agriculture — 1.7%
Altria Group, Inc.	380,739	8,452,406
Archer-Daniels-Midland Co.	114,879	4,728,420
Philip Morris International, Inc.	380,739	19,257,779
Reynolds American, Inc.	31,000	1,829,930
UST, Inc.	28,387	1,547,659
		35,816,194

Airlines — 0.1%
Southwest Airlines Co.	131,665	1,632,646

Apparel — 0.3%
Nike, Inc. Class B	68,566	4,662,488
VF Corp.	15,802	1,224,813
		5,887,301

Auto Manufacturers — 0.3%
Ford Motor Co. (a) (b)	388,514	2,222,300
General Motors Corp. (b)	101,145	1,926,812
Paccar, Inc. (b)	66,257	2,981,565
		7,130,677

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (a)	41,576	1,072,661
Johnson Controls, Inc.	106,306	3,593,143
		4,665,804

Banks — 5.2%
Bank of America Corp.	796,776	30,205,778
The Bank of New York Mellon Corp.	203,443	8,489,676
BB&T Corp. (b)	98,716	3,164,835
Capital One Financial Corp.	68,010	3,347,452
Comerica, Inc.	27,076	949,826
Fifth Third Bancorp (b)	95,488	1,997,609

1

First Horizon National Corp. (b)	23,000	322,230
Huntington Bancshares, Inc.	65,621	705,426
KeyCorp	70,068	1,537,993
M&T Bank Corp. (b)	13,300	1,070,384
Marshall & Ilsley Corp. (b)	46,100	1,069,520
National City Corp.	114,071	1,135,006
Northern Trust Corp.	34,293	2,279,456
PNC Financial Services Group, Inc.	61,613	4,039,964
Regions Financial Corp. (b)	124,649	2,461,818
State Street Corp.	68,968	5,448,472
SunTrust Banks, Inc.	62,434	3,442,611
The Toronto-Dominion Bank	2	140
U.S. Bancorp	308,434	9,980,924
Wachovia Corp. (b)	360,017	9,720,459
Wells Fargo & Co.	595,374	17,325,383
Zions Bancorp	19,300	879,115
		109,574,077

Beverages — 2.5%
Anheuser-Busch Cos., Inc.	131,096	6,220,505
Brown-Forman Corp. Class B (b)	14,542	962,971
The Coca-Cola Co.	358,172	21,801,930
Coca-Cola Enterprises, Inc.	52,543	1,271,541
Constellation Brands, Inc. Class A (a)	35,100	620,217
Molson Coors Brewing Co. Class B	23,730	1,247,486
The Pepsi Bottling Group, Inc.	24,782	840,358
PepsiCo, Inc.	287,566	20,762,265
		53,727,273

Biotechnology — 1.0%
Amgen, Inc. (a)	194,290	8,117,436
Biogen Idec, Inc. (a)	52,391	3,232,001
Celgene Corp. (a)	77,800	4,768,362
Genzyme Corp. (a)	47,700	3,555,558
Millipore Corp. (a)	9,181	618,891
		20,292,248

Building Materials — 0.1%
Masco Corp.	66,092	1,310,604
Trane, Inc.	30,600	1,404,540
		2,715,144

Chemicals — 2.0%
Air Products & Chemicals, Inc.	38,605	3,551,660
Ashland, Inc.	10,025	474,182
The Dow Chemical Co.	168,720	6,217,332
Du Pont (E.I.) de Nemours & Co.	160,550	7,507,318
Eastman Chemical Co.	14,535	907,711
Ecolab, Inc.	31,458	1,366,221
Hercules, Inc.	20,689	378,402
International Flavors & Fragrances, Inc.	14,682	646,742
Monsanto Co.	99,048	11,043,852
PPG Industries, Inc.	28,908	1,749,223
Praxair, Inc.	56,456	4,755,289
Rohm & Haas Co.	22,584	1,221,343

2

The Sherwin-Williams Co.	18,989	969,199
Sigma-Aldrich Corp.	23,402	1,395,929
		42,184,403

Coal — 0.2%
CONSOL Energy, Inc. (b)	32,900	2,276,351
Peabody Energy Corp.	47,900	2,442,900
		4,719,251

Commercial Services — 0.8%
Apollo Group, Inc. Class A (a)	24,400	1,054,080
Automatic Data Processing, Inc.	94,408	4,001,955
Convergys Corp. (a)	22,171	333,895
Donnelley (R.R.) & Sons Co.	38,315	1,161,328
Equifax, Inc.	23,549	811,969
H&R Block, Inc.	55,796	1,158,325
McKesson Corp.	51,698	2,707,424
Monster Worldwide, Inc. (a)	23,018	557,266
Moody’s Corp. (b)	38,572	1,343,463
Robert Half International, Inc.	29,300	754,182
Total System Services, Inc. (b)	33,383	789,842
Western Union Co.	135,151	2,874,662
		17,548,391

Computers — 4.6%
Affiliated Computer Services, Inc. Class A (a)	17,800	891,958
Apple, Inc. (a)	158,450	22,737,575
Cognizant Technology Solutions Corp. Class A (a)	51,900	1,496,277
Computer Sciences Corp. (a)	29,596	1,207,221
Dell, Inc. (a)	400,348	7,974,932
Electronic Data Systems Corp.	90,023	1,498,883
EMC Corp. (a)	374,833	5,375,105
Hewlett-Packard Co.	443,552	20,252,584
International Business Machines Corp.	248,302	28,589,492
Lexmark International, Inc. Class A (a)	16,928	520,028
NetApp, Inc. (a)	61,938	1,241,857
SanDisk Corp. (a)	40,900	923,113
Sun Microsystems, Inc. (a)	146,276	2,271,666
Teradata Corp. (a)	31,736	700,096
Unisys Corp. (a)	63,651	281,974
		95,962,761

Cosmetics & Personal Care — 2.4%
Avon Products, Inc.	77,238	3,053,990
Colgate-Palmolive Co.	91,419	7,122,454
The Estee Lauder Cos., Inc. Class A	20,300	930,755
The Procter & Gamble Co.	554,823	38,876,448
		49,983,647

Distribution & Wholesale — 0.1%
Genuine Parts Co.	29,312	1,178,929
W.W. Grainger, Inc.	12,066	921,722
		2,100,651

3

Diversified Financial — 5.7%
American Express Co.	207,960	9,092,011
Ameriprise Financial, Inc.	41,692	2,161,730
The Bear Stearns Cos., Inc. (b)	20,695	217,091
The Charles Schwab Corp.	167,995	3,163,346
CIT Group, Inc.	34,400	407,640
Citigroup, Inc.	933,541	19,996,448
CME Group, Inc.	9,800	4,597,180
Countrywide Financial Corp. (b)	103,798	570,889
Discover Financial Services	85,899	1,406,167
E*Trade Financial Corp. (a) (b)	84,600	326,556
Fannie Mae	174,779	4,600,183
Federated Investors, Inc. Class B	15,900	622,644
Franklin Resources, Inc.	28,830	2,796,222
Freddie Mac	118,128	2,991,001
The Goldman Sachs Group, Inc.	71,000	11,742,690
IntercontinentalExchange, Inc. (a)	12,400	1,618,200
JP Morgan Chase & Co.	613,348	26,343,297
Janus Capital Group, Inc.	27,594	642,112
Legg Mason, Inc.	23,500	1,315,530
Lehman Brothers Holdings, Inc. (b)	94,936	3,573,391
Merrill Lynch & Co., Inc. (b)	175,870	7,164,944
Morgan Stanley	197,299	9,016,564
NYSE Euronext	47,500	2,931,225
SLM Corp. (a)	86,431	1,326,716
T. Rowe Price Group, Inc.	47,126	2,356,300
		120,980,077

Electric — 3.3%
AES Corp. (a)	120,353	2,006,284
Allegheny Energy, Inc.	30,600	1,545,300
Ameren Corp.	37,042	1,631,330
American Electric Power Co., Inc.	71,408	2,972,715
CenterPoint Energy, Inc.	57,422	819,412
CMS Energy Corp.	35,854	485,463
Consolidated Edison, Inc.	49,674	1,972,058
Constellation Energy Group, Inc.	32,264	2,847,943
Dominion Resources, Inc.	104,144	4,253,241
DTE Energy Co.	29,252	1,137,610
Duke Energy Corp.	226,768	4,047,809
Dynegy, Inc. Class A (a)	86,307	680,962
Edison International	58,587	2,871,935
Entergy Corp.	34,806	3,796,638
Exelon Corp. (b)	120,148	9,764,428
FirstEnergy Corp.	54,487	3,738,898
FPL Group, Inc.	72,830	4,569,354
Integrys Energy Group, Inc.	16,000	746,240
Pepco Holdings, Inc.	35,700	882,504
PG&E Corp.	63,681	2,344,734
Pinnacle West Capital Corp.	15,950	559,526
PPL Corp.	67,010	3,077,099
Progress Energy, Inc.	45,321	1,889,886
Public Service Enterprise Group, Inc.	90,764	3,647,805
Southern Co.	136,246	4,851,720
TECO Energy, Inc. (b)	34,600	551,870
Xcel Energy, Inc.	75,287	1,501,976
		69,194,740

4

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	140,608	7,235,688
Molex, Inc.	28,347	656,516
		7,892,204

Electronics — 0.6%
Agilent Technologies, Inc. (a)	67,905	2,025,606
Applera Corp. Applied Biosystems Group	30,268	994,606
Jabil Circuit, Inc.	36,100	341,506
PerkinElmer, Inc.	20,474	496,494
Thermo Fisher Scientific, Inc. (a)	76,475	4,346,839
Tyco Electronics Ltd.	88,938	3,052,352
Waters Corp. (a)	18,100	1,008,170
		12,265,573

Engineering & Construction — 0.2%
Fluor Corp.	15,835	2,235,269
Jacobs Engineering Group, Inc. (a)	21,600	1,589,544
		3,824,813

Entertainment — 0.1%
International Game Technology	56,556	2,274,117

Environmental Controls — 0.2%
Allied Waste Industries, Inc. (a)	57,834	625,186
Waste Management, Inc. (b)	90,797	3,047,147
		3,672,333

Foods — 1.8%
Campbell Soup Co.	38,746	1,315,427
ConAgra Foods, Inc.	87,669	2,099,673
Dean Foods Co. (b)	24,600	494,214
General Mills, Inc.	59,451	3,559,926
Heinz (H.J.) Co.	57,122	2,683,020
The Hershey Co.	30,384	1,144,565
Kellogg Co.	47,316	2,486,929
Kraft Foods, Inc. Class A (b)	276,352	8,569,676
The Kroger Co.	122,175	3,103,245
McCormick & Co., Inc.	21,700	802,249
Safeway, Inc.	78,577	2,306,235
Sara Lee Corp.	129,636	1,812,311
Sysco Corp.	109,178	3,168,346
Tyson Foods, Inc. Class A	47,400	756,030
Whole Foods Market, Inc. (b)	25,000	824,250
Wrigley (Wm.) Jr. Co.	40,355	2,535,908
		37,662,004

Forest Products & Paper — 0.3%
International Paper Co.	76,888	2,091,354
MeadWestvaco Corp.	30,750	837,015
Plum Creek Timber Co., Inc. (b)	29,500	1,200,650
Weyerhaeuser Co.	37,664	2,449,667
		6,578,686

5

Gas — 0.2%
Nicor, Inc. (b)	9,082	304,338
NiSource, Inc.	48,985	844,501
Sempra Energy	47,061	2,507,410
		3,656,249

Hand & Machine Tools — 0.1%
The Black & Decker Corp.	11,150	737,015
Snap-on, Inc.	9,103	462,888
The Stanley Works	13,555	645,489
		1,845,392

Health Care - Products — 3.4%
Baxter International, Inc.	113,226	6,546,727
Becton, Dickinson & Co.	43,846	3,764,179
Boston Scientific Corp. (a)	238,740	3,072,584
C.R. Bard, Inc. (b)	17,778	1,713,799
Covidien Ltd.	88,938	3,935,507
Johnson & Johnson	511,200	33,161,544
Medtronic, Inc.	202,014	9,771,417
Patterson Cos., Inc. (a)	23,900	867,570
St. Jude Medical, Inc. (a)	61,392	2,651,520
Stryker Corp.	42,902	2,790,775
Varian Medical Systems, Inc. (a)	22,700	1,063,268
Zimmer Holdings, Inc. (a)	42,078	3,276,193
		72,615,083

Health Care - Services — 1.0%
Aetna, Inc.	89,396	3,762,678
Coventry Health Care, Inc. (a)	27,490	1,109,221
Humana, Inc. (a)	30,196	1,354,593
Laboratory Corp. of America Holdings (a)	20,700	1,525,176
Quest Diagnostics, Inc.	28,070	1,270,729
Tenet Healthcare Corp. (a)	84,828	480,126
UnitedHealth Group, Inc.	226,896	7,796,147
WellPoint, Inc. (a)	96,840	4,273,549
		21,572,219

Holding Company - Diversified — 0.1%
Leucadia National Corp.	29,500	1,333,990

Home Builders — 0.1%
Centex Corp.	21,810	528,020
D.R. Horton, Inc. (b)	48,900	770,175
KB Home (b)	14,170	350,424
Lennar Corp. Class A (b)	24,000	451,440
Pulte Homes, Inc.	35,792	520,774
		2,620,833

Home Furnishing — 0.1%
Harman International Industries, Inc.	10,800	470,232
Whirlpool Corp. (b)	13,695	1,188,452
		1,658,684

6

Household Products — 0.4%
Avery Dennison Corp.	17,698	871,626
The Clorox Co.	25,715	1,456,498
Fortune Brands, Inc. (b)	26,780	1,861,210
Kimberly-Clark Corp.	75,881	4,898,119
		9,087,453

Housewares — 0.0%
Newell Rubbermaid, Inc.	48,171	1,101,671

Insurance — 4.1%
ACE Ltd.	58,900	3,243,034
AFLAC, Inc.	87,438	5,679,098
Allstate Corp.	100,815	4,845,169
Ambac Financial Group, Inc. (b)	51,200	294,400
American International Group, Inc.	453,108	19,596,921
Aon Corp.	53,352	2,144,750
Assurant, Inc.	17,000	1,034,620
Chubb Corp.	66,618	3,296,259
Cigna Corp.	50,064	2,031,096
Cincinnati Financial Corp.	29,585	1,125,413
Genworth Financial, Inc. Class A	78,800	1,784,032
The Hartford Financial Services Group, Inc.	56,034	4,245,696
Lincoln National Corp.	48,103	2,501,356
Loews Corp.	78,844	3,171,106
Marsh & McLennan Cos., Inc.	93,252	2,270,686
MBIA, Inc. (b)	35,611	435,166
Metlife, Inc.	128,300	7,731,358
MGIC Investment Corp. (b)	14,787	155,707
Principal Financial Group, Inc.	47,000	2,618,840
Progressive Corp.	125,648	2,019,163
Prudential Financial, Inc.	81,100	6,346,075
Safeco Corp.	17,025	747,057
Torchmark Corp.	16,426	987,367
The Travelers Cos., Inc.	113,759	5,443,368
Unum Group	64,725	1,424,597
XL Capital Ltd. Class A	32,100	948,555
		86,120,889

Internet — 2.0%
Akamai Technologies, Inc. (a)	29,800	839,168
Amazon.com, Inc. (a)	55,994	3,992,372
eBay, Inc. (a)	200,700	5,988,888
Expedia, Inc. (a)	37,948	830,682
Google, Inc. Class A (a)	41,764	18,395,789
IAC/InterActiveCorp (a)	33,200	689,232
Symantec Corp. (a)	155,582	2,585,773
VeriSign, Inc. (a)	39,700	1,319,628
Yahoo!, Inc. (a)	239,720	6,935,100
		41,576,632

Investment Companies — 0.1%
American Capital Strategies Ltd. (b)	33,600	1,147,776

7

Iron & Steel — 0.4%
Allegheny Technologies, Inc.	18,347	1,309,242
Nucor Corp.	51,800	3,508,932
United States Steel Corp.	21,156	2,684,062
		7,502,236

Leisure Time — 0.2%
Brunswick Corp.	16,555	264,383
Carnival Corp.	78,368	3,172,337
Harley-Davidson, Inc. (b)	43,336	1,625,100
		5,061,820

Lodging — 0.2%
Marriott International, Inc. Class A	56,046	1,925,741
Starwood Hotels & Resorts Worldwide, Inc.	35,327	1,828,172
Wyndham Worldwide Corp.	31,988	661,512
		4,415,425

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	113,632	8,896,249
Terex Corp. (a)	18,400	1,150,000
		10,046,249

Machinery - Diversified — 0.5%
Cummins, Inc. (b)	36,692	1,717,919
Deere & Co. (b)	79,226	6,372,939
The Manitowoc Co., Inc.	23,200	946,560
Rockwell Automation, Inc.	26,632	1,529,209
		10,566,627

Manufacturing — 5.2%
3M Co.	127,398	10,083,552
Cooper Industries Ltd. Class A	31,830	1,277,974
Danaher Corp.	44,600	3,390,938
Dover Corp.	35,459	1,481,477
Eastman Kodak Co. (b)	51,647	912,602
Eaton Corp.	26,256	2,091,816
General Electric Co.	1,799,975	66,617,075
Honeywell International, Inc.	133,410	7,526,992
Illinois Tool Works, Inc.	73,866	3,562,557
Ingersoll-Rand Co. Ltd. Class A	48,872	2,178,714
ITT Corp.	31,810	1,648,076
Leggett & Platt, Inc. (b)	30,747	468,892
Pall Corp.	20,718	726,580
Parker Hannifin Corp.	30,247	2,095,210
Textron, Inc.	44,910	2,488,912
Tyco International Ltd.	88,938	3,917,719
		110,469,086

Media — 2.7%
CBS Corp. Class B	122,409	2,702,791
Clear Channel Communications, Inc.	89,321	2,609,960
Comcast Corp. Class A (b)	545,994	10,559,524
The DIRECTV Group, Inc. (a)	128,200	3,178,078
Gannett Co., Inc.	41,271	1,198,923
The McGraw-Hill Cos., Inc.	59,188	2,186,997

8

Meredith Corp.	5,689	217,604
New York Times Co. Class A (b)	29,500	556,960
News Corp. Class A	414,200	7,766,250
The Scripps (E.W.) Co. Class A (b)	14,400	604,944
Time Warner, Inc.	645,694	9,052,630
Viacom, Inc. Class B (a)	117,209	4,643,821
The Walt Disney Co.	340,084	10,671,836
The Washington Post Co. Class B	1,000	661,500
		56,611,818

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	24,800	2,531,584

Mining — 0.8%
Alcoa, Inc.	148,766	5,364,502
Freeport-McMoRan Copper & Gold, Inc.	68,220	6,564,128
Newmont Mining Corp.	80,697	3,655,574
Titanium Metals Corp. (b)	16,200	243,810
Vulcan Materials Co. (b)	18,678	1,240,219
		17,068,233

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	39,055	1,367,706
Xerox Corp.	166,377	2,490,664
		3,858,370

Oil & Gas — 10.4%
Anadarko Petroleum Corp.	83,008	5,231,994
Apache Corp.	59,356	7,171,392
Chesapeake Energy Corp.	84,100	3,881,215
Chevron Corp.	373,616	31,891,862
ConocoPhillips Co.	282,518	21,530,697
Devon Energy Corp.	79,800	8,325,534
ENSCO International, Inc.	26,100	1,634,382
EOG Resources, Inc.	43,700	5,244,000
Exxon Mobil Corp.	962,598	81,416,539
Hess Corp.	49,680	4,380,782
Marathon Oil Corp.	126,914	5,787,278
Murphy Oil Corp.	33,800	2,776,332
Nabors Industries Ltd. (a)	50,638	1,710,045
Noble Corp.	48,300	2,399,061
Noble Energy, Inc.	30,800	2,242,240
Occidental Petroleum Corp.	148,602	10,873,208
Range Resources Corp.	26,088	1,655,284
Rowan Cos., Inc.	19,866	818,082
Sunoco, Inc.	21,112	1,107,747
Tesoro Corp.	24,600	738,000
Transocean, Inc. (a)	56,799	7,679,225
Valero Energy Corp.	97,500	4,788,225
XTO Energy, Inc.	90,532	5,600,309
		218,883,433

Oil & Gas Services — 2.0%
Baker Hughes, Inc.	56,083	3,841,685
BJ Services Co.	52,500	1,496,775

9

Cameron International Corp. (a)	39,100	1,628,124
Halliburton Co. (b)	157,368	6,189,283
National Oilwell Varco, Inc. (a) (b)	63,700	3,718,806
Schlumberger Ltd.	214,510	18,662,370
Smith International, Inc.	36,000	2,312,280
Weatherford International Ltd. (a)	60,300	4,369,941
		42,219,264

Packaging & Containers — 0.1%
Ball Corp.	17,608	808,912
Bemis Co., Inc.	15,988	406,575
Pactiv Corp. (a)	23,598	618,504
Sealed Air Corp.	27,896	704,374
		2,538,365

Pharmaceuticals — 5.5%
Abbott Laboratories	276,037	15,223,441
Allergan, Inc.	55,258	3,115,999
AmerisourceBergen Corp.	30,232	1,238,907
Barr Pharmaceuticals, Inc. (a)	19,100	922,721
Bristol-Myers Squibb Co.	353,484	7,529,209
Cardinal Health, Inc.	64,879	3,406,796
Eli Lilly & Co.	176,295	9,095,059
Express Scripts, Inc. (a)	46,500	2,990,880
Forest Laboratories, Inc. (a)	56,100	2,244,561
Gilead Sciences, Inc. (a)	168,376	8,676,415
Hospira, Inc. (a)	26,993	1,154,491
King Pharmaceuticals, Inc. (a)	45,348	394,528
Medco Health Solutions, Inc. (a)	96,282	4,216,189
Merck & Co., Inc.	388,862	14,757,313
Mylan, Inc. (b)	50,700	588,120
Pfizer, Inc.	1,218,921	25,512,017
Schering-Plough Corp.	289,386	4,170,052
Watson Pharmaceuticals, Inc. (a)	18,671	547,434
Wyeth	239,204	9,989,159
		115,773,291

Pipelines — 0.5%
El Paso Corp.	124,335	2,068,934
Questar Corp.	30,100	1,702,456
Spectra Energy Corp.	112,734	2,564,698
The Williams Cos., Inc.	106,491	3,512,073
		9,848,161

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	33,500	724,940

Real Estate Investment Trusts (REITS) — 1.1%
Apartment Investment & Management Co. Class A	18,790	672,870
AvalonBay Communities, Inc.	14,300	1,380,236
Boston Properties, Inc. (b)	21,400	1,970,298
Developers Diversified Realty Corp.	21,900	917,172
Equity Residential	48,800	2,024,712
General Growth Properties, Inc.	43,900	1,675,663
HCP, Inc.	32,963	1,114,479

10

Host Hotels & Resorts, Inc.	92,200	1,467,824
Kimco Realty Corp. (b)	44,600	1,746,982
Prologis (b)	46,300	2,725,218
Public Storage	22,604	2,003,166
Simon Property Group, Inc.	40,000	3,716,400
Vornado Realty Trust	24,100	2,077,661
		23,492,681

Retail — 5.5%
Abercrombie & Fitch Co. Class A	15,600	1,140,984
AutoNation, Inc. (a)	24,668	369,280
AutoZone, Inc. (a)	7,936	903,355
Bed Bath & Beyond, Inc. (a)	47,296	1,395,232
Best Buy Co., Inc.	62,711	2,599,998
Big Lots, Inc. (a) (b)	16,296	363,401
Circuit City Stores, Inc.	2,227	8,863
Coach, Inc. (a)	65,200	1,965,780
Costco Wholesale Corp.	77,489	5,034,460
CVS Caremark Corp.	259,832	10,525,794
Darden Restaurants, Inc.	25,628	834,191
Dillards, Inc. Class A (b)	10,165	174,940
Family Dollar Stores, Inc.	25,924	505,518
GameStop Corp. Class A (a)	29,300	1,515,103
The Gap, Inc. (b)	83,803	1,649,243
The Home Depot, Inc.	301,506	8,433,123
J.C. Penney Co., Inc.	40,061	1,510,700
Jones Apparel Group, Inc.	15,289	205,178
Kohl’s Corp. (a)	56,476	2,422,256
Limited Brands, Inc.	55,959	956,899
Liz Claiborne, Inc. (b)	17,292	313,850
Lowe’s Cos., Inc.	261,300	5,994,222
Macy’s, Inc.	78,062	1,800,110
McDonald’s Corp.	207,160	11,553,313
Nordstrom, Inc.	33,776	1,101,098
Office Depot, Inc. (a)	49,859	550,942
OfficeMax, Inc.	13,101	250,753
Polo Ralph Lauren Corp. (b)	10,700	623,703
RadioShack Corp. (b)	23,530	382,362
Sears Holdings Corp. (a) (b)	12,998	1,326,966
Staples, Inc.	126,784	2,803,194
Starbucks Corp. (a)	131,596	2,302,930
SuperValu, Inc.	36,641	1,098,497
Target Corp.	147,310	7,465,671
Tiffany & Co.	24,156	1,010,687
The TJX Cos., Inc.	78,660	2,601,286
Walgreen Co.	177,180	6,748,786
Wal-Mart Stores, Inc.	423,273	22,298,022
Wendy’s International, Inc.	17,901	412,797
Yum! Brands, Inc.	85,640	3,186,664
		116,340,151

Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	95,200	1,683,136
Sovereign Bancorp, Inc. (b)	64,339	599,639
Washington Mutual, Inc. (b)	159,299	1,640,780
		3,923,555

11

Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a) (b)	103,542	609,862
Altera Corp.	60,504	1,115,089
Analog Devices, Inc.	54,625	1,612,530
Applied Materials, Inc. (b)	243,552	4,751,699
Broadcom Corp. Class A (a) (b)	84,000	1,618,680
Intel Corp.	1,041,332	22,055,412
KLA-Tencor Corp.	32,828	1,217,919
Linear Technology Corp. (b)	39,949	1,226,035
LSI Corp. (a) (b)	128,942	638,263
MEMC Electronic Materials, Inc. (a)	40,700	2,885,630
Microchip Technology, Inc. (b)	36,300	1,188,099
Micron Technology, Inc. (a) (b)	135,880	811,204
National Semiconductor Corp.	40,824	747,896
Novellus Systems, Inc. (a)	20,931	440,598
Nvidia Corp. (a)	98,800	1,955,252
QLogic Corp. (a)	24,600	377,610
Teradyne, Inc. (a)	31,006	385,095
Texas Instruments, Inc.	238,669	6,747,173
Xilinx, Inc.	52,068	1,236,615
		51,620,661

Software — 3.5%
Adobe Systems, Inc. (a)	102,544	3,649,541
Autodesk, Inc. (a)	41,412	1,303,650
BMC Software, Inc. (a)	35,631	1,158,720
CA, Inc.	69,487	1,563,457
Citrix Systems, Inc. (a)	33,927	995,079
Compuware Corp. (a)	51,637	379,016
Electronic Arts, Inc. (a)	56,500	2,820,480
Fidelity National Information Services, Inc.	29,800	1,136,572
Fiserv, Inc. (a)	29,601	1,423,512
IMS Health, Inc.	34,925	733,774
Intuit, Inc. (a)	59,900	1,617,899
Microsoft Corp.	1,437,340	40,791,709
Novell, Inc. (a)	63,682	400,560
Oracle Corp. (a)	708,328	13,854,896
Paychex, Inc.	60,906	2,086,640
		73,915,505

Telecommunications — 5.9%
American Tower Corp. Class A (a)	72,600	2,846,646
AT&T, Inc.	1,083,475	41,497,093
CenturyTel, Inc.	19,848	659,748
Ciena Corp. (a)	16,728	515,724
Cisco Systems, Inc. (a)	1,072,487	25,836,212
Citizens Communications Co.	59,000	618,910
Corning, Inc.	281,461	6,766,322
Embarq Corp.	26,605	1,066,861
JDS Uniphase Corp. (a)	38,147	510,788
Juniper Networks, Inc. (a) (b)	93,500	2,337,500
Motorola, Inc.	405,702	3,773,029
Qualcomm, Inc.	290,118	11,894,838

12

Qwest Communications International, Inc. (b)	282,621	1,280,273
Sprint Nextel Corp.	508,113	3,399,276
Tellabs, Inc. (a)	78,723	429,040
Verizon Communications, Inc.	516,363	18,821,431
Windstream Corp.	85,863	1,026,063
		123,279,754

Textiles — 0.0%
Cintas Corp.	23,900	682,106

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	26,304	733,882
Mattel, Inc.	65,752	1,308,465
		2,042,347

Transportation — 2.0%
Burlington Northern Santa Fe Corp.	53,456	4,929,712
C.H. Robinson Worldwide, Inc.	31,500	1,713,600
CSX Corp.	74,472	4,175,645
Expeditors International of Washington, Inc.	38,300	1,730,394
FedEx Corp.	55,212	5,116,496
Norfolk Southern Corp.	69,477	3,773,991
Ryder System, Inc.	10,705	652,042
Union Pacific Corp.	46,938	5,885,086
United Parcel Service, Inc. Class B	187,700	13,705,854
		41,682,820
TOTAL EQUITIES (Cost $1,834,506,572)		2,070,595,900

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.0%

Cash Equivalents — 5.5% (f)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	8,088,482	8,088,482
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	6,932,984	6,932,984
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	4,621,990	4,621,990
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	4,621,990	4,621,990
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	3,466,492	3,466,492
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	3,466,492	3,466,492
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	6,932,984	6,932,984
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	3,466,492	3,466,492
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	3,466,492	3,466,492
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	2,943,154	2,943,154

13

Calyon Eurodollar Time Deposit
3.020%	04/04/2008	2,310,995	2,310,995
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	6,932,984	6,932,984
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	3,466,492	3,466,492
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	4,044,241	4,044,241
Reserve Primary Money Market Fund (c)
		1,155,497	1,155,497
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	5,777,487	5,777,487
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	3,466,492	3,466,492
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	4,044,241	4,044,241
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	4,044,241	4,044,241
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	4,044,241	4,044,241
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	2,242,231	2,242,231
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	5,199,738	5,199,738
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	10,399,477	10,399,477
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	6,355,236	6,355,236
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	3,466,492	3,466,492
			114,957,637

Repurchase Agreements — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		29,846,442	29,846,442

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (d)
2.970%	06/26/2008	3,185,000	3,162,402

TOTAL SHORT-TERM INVESTMENTS (Cost $147,966,481)			147,966,481

TOTAL INVESTMENTS — 105.3% (Cost $1,982,473,053) (g)
			$2,218,562,381

Other Assets/(Liabilities) — (5.3%)			(112,191,762)

NET ASSETS — 100.0%			$2,106,370,619

14

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	This security is held as collateral for open futures contracts. (Note 2).
(e)

Maturity value of $29,847,313. Collateralized by U.S. Government Agency obligation with a rate of 3.168%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $30,445,680.

(f)	Represents investments of security lending collateral. (Note 2).
(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select Core Opportunities Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.6%
COMMON STOCK — 96.6%
Banks — 3.8%
Bank of America Corp.	38,600	1,463,326
Wells Fargo & Co. (a)	17,800	517,980
		1,981,306

Beverages — 7.2%
The Coca-Cola Co.	19,900	1,211,313
Diageo PLC Sponsored ADR (United Kingdom)	13,700	1,114,084
PepsiCo, Inc.	19,913	1,437,719
		3,763,116

Biotechnology — 4.0%
Amgen, Inc. (b)	18,900	789,642
Genentech, Inc. (b)	15,881	1,289,220
		2,078,862

Building Materials — 0.8%
USG Corp. (a) (b)	10,917	401,964

Chemicals — 1.6%
PPG Industries, Inc.	13,467	814,888

Computers — 6.8%
Apple, Inc. (b)	10,900	1,564,150
Dell, Inc. (b)	30,900	615,528
EMC Corp. (b)	97,100	1,392,414
		3,572,092

Cosmetics & Personal Care — 3.9%
The Estee Lauder Cos., Inc. Class A	10,065	461,480
The Procter & Gamble Co.	22,200	1,555,554
		2,017,034

Diversified Financial — 7.4%
The Blackstone Group LP	34,100	541,508
The Charles Schwab Corp.	77,191	1,453,507
Citigroup, Inc.	12,600	269,892
Invesco Ltd.	18,928	461,086
JP Morgan Chase & Co.	26,624	1,143,501
		3,869,494

Electric — 4.0%
Duke Energy Corp.	34,900	622,965
Exelon Corp.	18,072	1,468,711
		2,091,676

Engineering & Construction — 1.1%
Foster Wheeler Ltd. (b)	9,831	556,631

1

Health Care - Products — 3.6%
Johnson & Johnson	27,400	1,777,438
Medtronic, Inc.	2,106	101,867
		1,879,305

Home Builders — 0.2%
Toll Brothers, Inc. (b)	4,600	108,008

Insurance — 1.3%
American International Group, Inc.	15,375	664,969

Internet — 3.6%
Google, Inc. Class A (b)	3,100	1,365,457
Yahoo!, Inc. (b)	17,324	501,183
		1,866,640

Manufacturing — 4.8%
3M Co.	19,700	1,559,255
Siemens AG, Sponsored ADR (Germany)	8,600	936,884
		2,496,139

Media — 1.0%
Comcast Corp. Class A	28,400	549,256

Mining — 4.6%
Barrick Gold Corp.	19,919	865,481
Newmont Mining Corp.	34,200	1,549,260
		2,414,741

Oil & Gas — 3.4%
Chesapeake Energy Corp.	24,800	1,144,520
XTO Energy, Inc.	10,043	621,260
		1,765,780

Oil & Gas Services — 10.7%
BJ Services Co.	28,900	823,939
Halliburton Co.	56,100	2,206,413
Schlumberger Ltd.	29,276	2,547,012
		5,577,364

Pharmaceuticals — 4.2%
Merck & Co., Inc.	36,500	1,385,175
Pfizer, Inc.	39,400	824,642
		2,209,817

Retail — 4.5%
CVS Caremark Corp.	35,100	1,421,901
Kohl’s Corp. (b)	6,787	291,094
Target Corp.	7,489	379,543
Tiffany & Co.	6,668	278,989
		2,371,527

Semiconductors — 5.6%
Intel Corp.	82,800	1,753,704
Maxim Integrated Products, Inc.	24,444	498,413

2

Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	67,600	694,252
		2,946,369

Software — 3.4%
Microsoft Corp.	63,300	1,796,454

Telecommunications — 5.1%
Cisco Systems, Inc. (b)	63,500	1,529,715
Verizon Communications, Inc.	31,100	1,133,595
		2,663,310

TOTAL EQUITIES (Cost $52,342,720)		50,456,742

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.4%

Cash Equivalents — 1.7% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	61,910	61,910
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	53,067	53,067
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	35,378	35,378
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	35,378	35,378
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	26,533	26,533
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	26,533	26,533
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	53,067	53,067
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	26,533	26,533
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	26,533	26,533
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	22,528	22,528
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	17,689	17,689
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	53,067	53,067
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	26,533	26,533
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	30,956	30,956
Reserve Primary Money Market Fund (c)
		8,844	8,844
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	44,222	44,222

3

Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	26,533	26,533
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	30,956	30,956
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	30,956	30,956
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	30,956	30,956
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	17,163	17,163
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	39,800	39,800
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	79,600	79,600
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	48,644	48,644
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	26,533	26,533
			879,912

Repurchase Agreements — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
	1,944,745	1,944,745

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,824,657)		2,824,657

TOTAL INVESTMENTS — 102.0%
(Cost $55,167,377) (f)		$53,281,399

Other Assets/(Liabilities) — (2.0%)		(1,051,137)

NET ASSETS — 100.0%		$52,230,262

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,94,801. Collateralized by a U.S. Government Agency obligation with a rate of 5.500%, maturity date of 3/01/2035, and an aggregate market value, including accrued interest, of $1,986,755.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Advertising — 0.7%
Omnicom Group, Inc.	124,000	5,478,320

Aerospace & Defense — 3.3%
General Dynamics Corp.	135,200	11,271,624
Lockheed Martin Corp.	42,600	4,230,180
Rockwell Collins, Inc.	49,800	2,846,070
United Technologies Corp.	90,300	6,214,446
		24,562,320

Auto Manufacturers — 0.0%
Paccar, Inc.	6,400	288,000

Banks — 4.2%
The Bank of New York Mellon Corp.	165,700	6,914,661
Northern Trust Corp.	96,200	6,394,414
State Street Corp.	230,500	18,209,500
		31,518,575

Beverages — 0.6%

PepsiCo, Inc.	58,300	4,209,260

Biotechnology — 2.7%
Celgene Corp. (a) (b)	135,900	8,329,311
Genentech, Inc.(a)	149,400	12,128,292
		20,457,603

Chemicals — 2.7%
Monsanto Co.	114,200	12,733,300
Praxair, Inc.	90,300	7,605,969
		20,339,269

Commercial Services — 4.3%
Accenture Ltd. Class A	149,800	5,268,466
Apollo Group, Inc. Class A (a)	6,700	289,440
Automatic Data Processing, Inc.	197,600	8,376,264
Fastenal Co. (b)	45,000	2,066,850
Mastercard, Inc. Class A (b)	15,300	3,411,747
McKesson Corp.	82,300	4,310,051
Monster Worldwide, Inc. (a)	104,500	2,529,945
Visa, Inc. Class A (a)	93,600	5,836,896
		32,089,659

Computers — 4.2%
Apple, Inc.(a)	109,700	15,741,950
Dell, Inc.(a)	265,300	5,284,776
EMC Corp.(a)	340,000	4,875,600
Hewlett-Packard Co.	126,900	5,794,254
		31,696,580

1

Cosmetics & Personal Care — 1.4%
The Procter & Gamble Co.	147,800	10,356,346

Diversified Financial — 6.5%
American Express Co.	50,000	2,186,000
Ameriprise Financial, Inc.	116,000	6,014,600
BlackRock, Inc. (b)	8,400	1,715,112
The Charles Schwab Corp.	261,200	4,918,396
CME Group, Inc.	11,300	5,300,830
Franklin Resources, Inc.	107,300	10,407,027
The Goldman Sachs Group, Inc.	49,600	8,203,344
IntercontinentalExchange, Inc. (a)	700	91,350
Merrill Lynch & Co., Inc.	70,300	2,864,022
Morgan Stanley	149,800	6,845,860
UBS AG Registered	700	20,392
		48,566,933

Electronics — 0.2%
Thermo Fisher Scientific, Inc. (a)	28,600	1,625,624

Engineering & Construction — 1.5%
Foster Wheeler Ltd. (a)	112,900	6,392,398
McDermott International, Inc. (a)	96,200	5,273,684
		11,666,082

Entertainment — 0.4%
International Game Technology	71,300	2,866,973

Foods — 0.2%
Sysco Corp.	54,200	1,572,884

Health Care - Products — 4.7%
Alcon, Inc.	35,900	5,106,775
Baxter International, Inc.	54,500	3,151,190
Becton, Dickinson & Co.	15,600	1,339,260
Intuitive Surgical, Inc. (a)	6,800	2,205,580
Medtronic, Inc.	179,300	8,672,741
St. Jude Medical, Inc. (a)	186,000	8,033,340
Stryker Corp.	105,300	6,849,765
		35,358,651

Health Care - Services — 2.7%
Aetna, Inc.	192,600	8,106,534
Humana, Inc. (a)	62,700	2,812,722
Laboratory Corp. of America Holdings (a)	104,900	7,729,032
WellPoint, Inc. (a)	36,500	1,610,745
		20,259,033

Insurance — 0.6%
American International Group, Inc.	600	25,950
Prudential Financial, Inc.	60,400	4,726,300
		4,752,250

2

Internet — 6.2%
Amazon.com, Inc. (a)	206,400	14,716,320
eBay, Inc. (a)	183,400	5,472,656
Expedia, Inc. (a)	26,600	582,274
Google, Inc. Class A (a)	44,500	19,600,915
McAfee, Inc. (a)	63,100	2,087,979
VeriSign, Inc. (a) (b)	119,500	3,972,180
		46,432,324

Iron & Steel — 0.1%
Nucor Corp.	6,500	440,310

Lodging — 1.6%
Las Vegas Sands Corp. (a) (b)	75,500	5,559,820
Marriott International, Inc. Class A	144,100	4,951,276
MGM Mirage (a)	30,589	1,797,715
		12,308,811

Machinery - Construction & Mining — 0.4%
Joy Global, Inc.	44,200	2,880,072

Manufacturing — 6.2%
Danaher Corp.	251,900	19,151,957
General Electric Co.	576,200	21,325,162
Illinois Tool Works, Inc.	61,300	2,956,499
Tyco International Ltd.	80,300	3,537,215
		46,970,833

Media — 1.6%
Discovery Holding Co. Class A (a)	74,400	1,578,768
The McGraw-Hill Cos., Inc.	122,200	4,515,290
Rogers Communications, Inc. Class B	129,700	4,658,824
Shaw Communications, Inc. Class B	70,100	1,274,418
		12,027,300

Mining — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	108,300	10,420,626

Oil & Gas — 4.1%
Chevron Corp.	28,500	2,432,760
EOG Resources, Inc.	24,500	2,940,000
Exxon Mobil Corp.	113,100	9,565,998
Murphy Oil Corp.	95,700	7,860,798
Petroleo Brasileiro SA Sponsored ADR (Brazil)	28,600	2,422,134
Total SA Sponsored ADR (France)	79,000	5,846,790
		31,068,480

Oil & Gas Services — 5.4%
Baker Hughes, Inc.	95,900	6,569,150
Schlumberger Ltd.	240,800	20,949,600
Smith International, Inc.	204,700	13,147,881
		40,666,631

3

Pharmaceuticals — 6.1%
Allergan, Inc.	108,400	6,112,676
Cardinal Health, Inc.	14,900	782,399
Express Scripts, Inc. (a)	88,000	5,660,160
Gilead Sciences, Inc. (a)	287,900	14,835,487
Medco Health Solutions, Inc. (a)	131,000	5,736,490
Merck & Co., Inc.	64,500	2,447,775
Novartis AG	7,000	359,261
Roche Holding AG	31,634	5,961,416
Schering-Plough Corp.	182,600	2,631,266
Wyeth	25,900	1,081,584
		45,608,514

Retail — 6.9%
Bed Bath & Beyond, Inc. (a) (b)	94,200	2,778,900
Coach, Inc. (a)	113,800	3,431,070
Costco Wholesale Corp.	63,500	4,125,595
CVS Caremark Corp.	451,668	18,297,071
Kohl’s Corp. (a)	165,500	7,098,295
McDonald’s Corp.	57,000	3,178,890
Target Corp.	37,900	1,920,772
Wal-Mart Stores, Inc.	129,100	6,800,988
Yum! Brands, Inc.	126,000	4,688,460
		52,320,041

Semiconductors — 3.0%
Analog Devices, Inc.	99,200	2,928,384
Applied Materials, Inc. (b)	117,100	2,284,621
Broadcom Corp. Class A (a) (b)	72,800	1,402,856
Intel Corp.	269,900	5,716,482
Marvell Technology Group Ltd. (a)	429,100	4,668,608
Xilinx, Inc.	240,600	5,714,250
		22,715,201

Software — 5.6%
Adobe Systems, Inc. (a)	99,400	3,537,646
Autodesk, Inc.(a)	120,200	3,783,896
Electronic Arts, Inc. (a)	136,200	6,799,104
Fiserv, Inc. (a)	52,500	2,524,725
Intuit, Inc. (a)	61,100	1,650,311
Microsoft Corp.	686,100	19,471,518
Oracle Corp. (a)	226,300	4,426,428
		42,193,628

Telecommunications — 9.5%
America Movil SAB de CV Sponsored ADR (Mexico)	212,500	13,534,125
American Tower Corp. Class A (a)	257,700	10,104,417
AT&T, Inc.	90,600	3,469,980
Cisco Systems, Inc. (a)	472,400	11,380,116
Corning, Inc.	262,300	6,305,692
Juniper Networks, Inc. (a) (b)	414,000	10,350,000
MetroPCS Communications, Inc. (a)	55,700	946,900
Nokia Oyj Sponsored ADR (Finland)	265,000	8,434,950
Qualcomm, Inc.	168,000	6,888,000
		71,414,180

4

Toys, Games & Hobbies — 0.7%
Nintendo Co. Ltd., ADR (Japan) (b)	79,700	5,154,199

Transportation — 0.3%
Expeditors International of Washington, Inc.	57,600	2,602,368

TOTAL EQUITIES
(Cost $752,355,055)		752,887,880

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers
Seagate Technology (a) (c)	66,000	0

TOTAL RIGHTS
(Cost $0)		0

TOTAL LONG TERM INVESTMENTS
(Cost $752,355,055)		752,887,880

		Principal
		Amount
SHORT-TERM INVESTMENTS — 3.0%

Cash Equivalents — 2.7% (f)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	1,439,757	1,439,757
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	1,234,076	1,234,076
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	822,718	822,718
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	822,718	822,718
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	617,038	617,038
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	617,038	617,038
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	1,234,076	1,234,076
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	617,038	617,038
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	617,038	617,038
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	523,884	523,884
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	411,359	411,359
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	1,234,076	1,234,076
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	617,038	617,038

5

Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	719,878	719,878
Reserve Primary Money Market Fund (d)
		205,679	205,679
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	1,028,397	1,028,397
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	617,038	617,038
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	719,878	719,878
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	719,878	719,878
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	719,878	719,878
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	399,119	399,119
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	925,557	925,557
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	1,851,115	1,851,115
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	1,131,237	1,131,237
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	617,038	617,038
			20,462,546

Repurchase Agreements — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
	2,426,176	2,426,176

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,888,722)		22,888,722

TOTAL INVESTMENTS — 103.0%
(Cost $775,243,777) (g)		$775,776,602

Other Assets/(Liabilities) — (3.0%)		(22,930,709)

NET ASSETS — 100.0%		$752,845,893

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Principal amount represents shares owned of the fund.

6

(e)

Maturity value of $2,426,247. Collaterized by a U.S. Government Agency obligation with a rate of 6.012%, maturity date of 2/01/2035, and an aggregate market value, including accrued interest, of $2,475,761.

(f)	Represents investments of security lending collateral. (Note 2).
(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Diversified Growth Fund — Portfolio of Investments
March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.0%
COMMON STOCK — 98.0%
Advertising — 0.3%
Omnicom Group, Inc.	4,900	216,482

Aerospace & Defense — 1.8%
General Dynamics Corp.	5,300	441,861
Lockheed Martin Corp.	8,350	829,155
Rockwell Collins, Inc.	2,000	114,300
United Technologies Corp.	3,300	227,106
		1,612,422

Agriculture — 1.2%
Altria Group, Inc.	9,900	219,780
Bunge Ltd.	4,200	364,896
Philip Morris International, Inc.	9,900	500,742
		1,085,418

Auto Manufacturers — 0.0%
Paccar, Inc.	200	9,000

Banks — 1.7%
The Bank of New York Mellon Corp.	6,500	271,245
Northern Trust Corp.	3,700	245,939
State Street Corp.	12,450	983,550
		1,500,734

Beverages — 0.4%
PepsiCo, Inc.	4,300	310,460

Biotechnology — 1.8%
Amgen, Inc. (a)	5,200	217,256
Celgene Corp. (a)	5,500	337,095
Genentech, Inc. (a)	8,150	661,617
Millennium Pharmaceuticals, Inc. (a)	13,800	213,348
Vertex Pharmaceuticals, Inc. (a)	8,800	210,232
		1,639,548

Chemicals — 1.4%
Monsanto Co.	4,500	501,750
The Mosaic Co. (a)	3,900	400,140
Praxair, Inc.	3,600	303,228
		1,205,118

Commercial Services — 4.6%
Accenture Ltd. Class A	15,800	555,686
Apollo Group, Inc. Class A (a)	5,200	224,640
Automatic Data Processing, Inc.	7,700	326,403
Fastenal Co.	1,800	82,674
Manpower, Inc.	7,200	405,072
Mastercard, Inc. Class A	650	144,943
McKesson Corp.	13,400	701,758

1

Monster Worldwide, Inc. (a)	3,600	87,156
Quanta Services, Inc. (a)	48,550	1,124,903
Visa, Inc. Class A (a)	7,300	455,228
		4,108,463

Computers — 3.7%
Apple, Inc. (a)	7,000	1,004,500
Dell, Inc. (a)	9,500	189,240
EMC Corp. (a)	13,400	192,156
Hewlett-Packard Co.	27,600	1,260,216
International Business Machines Corp.	3,900	449,046
NetApp, Inc. (a)	8,800	176,440
		3,271,598

Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	5,800	406,406

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. Class A (a)	10,900	172,547

Diversified Financial — 6.5%
American Express Co.	2,000	87,440
Ameriprise Financial, Inc.	4,500	233,325
BlackRock, Inc.	1,450	296,061
The Charles Schwab Corp.	10,800	203,364
Citigroup, Inc.	34,400	736,848
CME Group, Inc.	420	197,022
Franklin Resources, Inc.	4,200	407,358
Freddie Mac	41,400	1,048,248
The Goldman Sachs Group, Inc.	5,900	975,801
IntercontinentalExchange, Inc. (a)	100	13,050
Merrill Lynch & Co., Inc.	16,800	684,432
Morgan Stanley	5,900	269,630
The NASDAQ OMX Group, Inc. (a)	16,500	637,890
UBS AG	26	757
		5,791,226

Electric — 0.2%
Exelon Corp.	2,300	186,921

Electrical Components & Equipment — 1.0%
General Cable Corp. (a)	15,250	900,817

Electronics — 1.4%
Avnet, Inc. (a)	9,700	317,481
Garmin Ltd.	2,940	158,789
Thermo Fisher Scientific, Inc. (a)	1,000	56,840
Thomas & Betts Corp. (a)	19,400	705,578
		1,238,688

Energy - Alternate Sources — 0.5%
Vestas Wind Systems A/S (a)	3,700	405,327

2

Engineering & Construction — 2.8%
Foster Wheeler Ltd. (a)	17,940	1,015,763
Jacobs Engineering Group, Inc. (a)	2,000	147,180
McDermott International, Inc. (a)	3,800	208,316
The Shaw Group, Inc. (a)	24,550	1,157,287
		2,528,546

Entertainment — 0.1%
International Game Technology	3,000	120,630

Foods — 2.1%
Cadbury Schweppes PLC Sponsored ADR (United Kingdom)	12,250	541,695
Kraft Foods, Inc. Class A	21,600	669,816
The Kroger Co.	24,700	627,380
Sysco Corp.	2,200	63,844
		1,902,735

Gas — 0.3%
UGI Corp.	11,900	296,548

Health Care - Products — 1.8%
Alcon, Inc.	1,400	199,150
Baxter International, Inc.	2,200	127,204
Becton, Dickinson & Co.	600	51,510
Intuitive Surgical, Inc. (a)	300	97,305
Medtronic, Inc.	7,100	343,427
St. Jude Medical, Inc. (a)	7,400	319,606
Stryker Corp.	4,100	266,705
Zimmer Holdings, Inc. (a)	1,900	147,934
		1,552,841

Health Care - Services — 2.2%
Aetna, Inc.	7,700	324,093
Coventry Health Care, Inc. (a)	7,600	306,660
Humana, Inc. (a)	2,500	112,150
Laboratory Corp. of America Holdings (a)	4,200	309,456
UnitedHealth Group, Inc.	14,900	511,964
WellPoint, Inc. (a)	8,600	379,518
		1,943,841

Housewares — 0.3%
Newell Rubbermaid, Inc.	12,450	284,731

Insurance — 2.4%
ACE Ltd.	5,100	280,806
American International Group, Inc.	30,400	1,314,800
Everest Re Group Ltd.	4,100	367,073
Prudential Financial, Inc.	2,300	179,975
		2,142,654

Internet — 9.4%
Amazon.com, Inc. (a)	29,700	2,117,610
eBay, Inc. (a)	64,050	1,911,252
Expedia, Inc. (a)	7,750	169,648

3

Google, Inc. Class A (a)	3,050	1,343,434
McAfee, Inc. (a)	2,600	86,034
Symantec Corp. (a)	17,150	285,033
VeriSign, Inc. (a)	4,800	159,552
Yahoo!, Inc. (a)	79,700	2,305,721
		8,378,284

Iron & Steel — 0.0%
Nucor Corp.	300	20,322

Lodging — 0.5%
Las Vegas Sands Corp. (a)	2,900	213,556
Marriott International, Inc. Class A	5,800	199,288
MGM Mirage (a)	1,158	68,056
		480,900

Machinery - Construction & Mining — 1.0%
Caterpillar, Inc.	9,400	735,926
Joy Global, Inc.	1,700	110,772
		846,698

Machinery - Diversified — 0.6%
AGCO Corp. (a)	4,500	269,460
Cummins, Inc.	5,750	269,215
		538,675

Manufacturing — 4.8%
Danaher Corp.	14,700	1,117,641
General Electric Co.	60,300	2,231,703
Honeywell International, Inc.	5,900	332,878
Illinois Tool Works, Inc.	2,400	115,752
Parker Hannifin Corp.	4,700	325,569
Tyco International Ltd.	3,300	145,365
		4,268,908

Media — 3.0%
The DIRECTV Group, Inc. (a)	26,200	649,498
Discovery Holding Co. Class A (a)	2,900	61,538
The McGraw-Hill Cos., Inc.	4,700	173,665
Rogers Communications, Inc. Class B	4,900	176,008
Shaw Communications, Inc. Class B	2,900	52,722
The Walt Disney Co.	9,850	309,093
XM Satellite Radio Holdings, Inc. Class A (a)	110,500	1,284,010
		2,706,534

Metal Fabricate & Hardware — 0.6%
Precision Castparts Corp.	5,180	528,774

Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	7,800	750,516
Southern Copper Corp.	1,300	134,979
		885,495

4

Oil & Gas — 2.8%
Chevron Corp.	1,100	93,896
ConocoPhillips Co.	4,800	365,808
EOG Resources, Inc.	950	114,000
Exxon Mobil Corp.	8,290	701,168
Murphy Oil Corp.	3,700	303,918
Petroleo Brasileiro SA Sponsored ADR (Brazil)	1,200	101,628
Total SA Sponsored ADR (France)	3,200	236,832
Unit Corp. (a)	4,800	271,920
XTO Energy, Inc.	5,000	309,300
		2,498,470

Oil & Gas Services — 2.5%
Baker Hughes, Inc.	3,800	260,300
Halliburton Co.	16,600	652,878
Schlumberger Ltd.	9,550	830,850
Smith International, Inc.	8,100	520,263
		2,264,291

Packaging & Containers — 0.6%
Owens-IIlinois, Inc. (a)	9,400	530,442

Pharmaceuticals — 4.4%
Abbott Laboratories	2,700	148,905
Allergan, Inc.	4,200	236,838
Amylin Pharmaceuticals, Inc. (a)	6,900	201,549
Bristol-Myers Squibb Co.	28,200	600,660
Cardinal Health, Inc.	700	36,757
Eli Lilly & Co.	8,100	417,879
Express Scripts, Inc. (a)	3,400	218,688
Gilead Sciences, Inc. (a)	16,500	850,245
Medco Health Solutions, Inc. (a)	5,200	227,708
Merck & Co., Inc.	2,500	94,875
Roche Holding AG	1,223	230,474
Schering-Plough Corp.	30,300	436,623
Wyeth	5,000	208,800
		3,910,001

Retail — 5.2%
Abercrombie & Fitch Co. Class A	8,050	588,777
Bed Bath & Beyond, Inc. (a)	3,700	109,150
Coach, Inc. (a)	4,400	132,660
Costco Wholesale Corp.	9,300	604,221
CVS Caremark Corp.	17,800	721,078
GameStop Corp. Class A (a)	6,250	323,188
The Gap, Inc.	21,500	423,120
Kohl’s Corp. (a)	6,500	278,785
McDonald’s Corp.	2,300	128,271
Panera Bread Co. Class A (a)	4,300	180,127
Target Corp.	1,400	70,952
The TJX Cos., Inc.	7,200	238,104
Wal-Mart Stores, Inc.	12,800	674,304
Yum! Brands, Inc.	4,900	182,329
		4,655,066

5

Semiconductors — 3.6%
Analog Devices, Inc.	4,000	118,080
Applied Materials, Inc.	9,700	189,247
Broadcom Corp. Class A (a)	2,700	52,029
Intel Corp.	27,300	578,214
Lam Research Corp. (a)	13,200	504,504
Marvell Technology Group Ltd. (a)	17,000	184,960
Nvidia Corp. (a)	15,500	306,745
Texas Instruments, Inc.	35,900	1,014,893
Xilinx, Inc.	10,100	239,875
		3,188,547

Software — 6.6%
Adobe Systems, Inc. (a)	3,900	138,801
Autodesk, Inc. (a)	15,300	481,644
BMC Software, Inc. (a)	4,800	156,096
Electronic Arts, Inc. (a)	27,500	1,372,800
Fiserv, Inc. (a)	2,200	105,798
Intuit, Inc. (a)	2,100	56,721
Microsoft Corp.	72,000	2,043,360
Oracle Corp. (a)	39,500	772,620
Red Hat, Inc. (a)	40,400	742,956
		5,870,796

Telecommunications — 10.3%
America Movil SAB de CV Sponsored ADR (Mexico)	8,400	534,996
American Tower Corp. Class A (a)	10,200	399,942
AT&T, Inc.	13,500	517,050
Cisco Systems, Inc. (a)	76,250	1,836,863
CommScope, Inc. (a)	8,600	299,538
Corning, Inc.	10,600	254,824
Juniper Networks, Inc. (a)	25,000	625,000
MetroPCS Communications, Inc. (a)	2,200	37,400
Nokia Oyj Sponsored ADR (Finland)	71,250	2,267,888
Qualcomm, Inc.	58,200	2,386,200
		9,159,701

Toys, Games & Hobbies — 0.2%
Nintendo Co. Ltd.	400	206,841

Transportation — 1.1%
Expeditors International of Washington, Inc.	2,300	103,914
FedEx Corp.	9,000	834,030
		937,944

Water — 0.6%
Veolia Environnement	7,425	518,109

TOTAL EQUITIES (Cost $98,723,682)		87,228,499

6

	Number of
	Shares	Market Value
MUTUAL FUND - 1.0%
Investment Companies
iShares Russell 1000 Growth Index Fund	16,200	881,928

TOTAL MUTUAL FUND (Cost $936,707)		881,928

TOTAL LONG TERM INVESTMENTS (Cost $99,660,389)		88,110,427

	Principal
	Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreements
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (b)
	1,015,180	1,015,180

TOTAL SHORT-TERM INVESTMENTS (Cost $1,015,180)		1,015,180

TOTAL INVESTMENTS — 100.1% (Cost $100,675,569) (c)		$89,125,607

Other Assets/(Liabilities) — (0.1%)		(80,876)

NET ASSETS — 100.0%		$89,044,731

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)     Non-income producing security.

(b)     Maturity value of $1,015,209. Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $1,038,423.

(c)     See Note 3 for aggregate cost for Federal Tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Large Cap Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	1,700	168,810
Spirit AeroSystems Holdings, Inc. Class A (a)	9,045	200,618
		369,428

Apparel — 0.9%
Nike, Inc. Class B	4,800	326,400

Beverages — 3.0%
The Coca-Cola Co.	7,700	468,699
PepsiCo, Inc.	9,275	669,655
		1,138,354

Biotechnology — 4.7%
Celgene Corp. (a)	16,400	1,005,156
Genentech, Inc. (a)	9,950	807,741
		1,812,897
Chemicals — 5.1%
Air Products & Chemicals, Inc.	5,885	541,420
Monsanto Co.	12,650	1,410,475
		1,951,895

Computers — 13.5%
Apple, Inc. (a)	15,290	2,194,115
Hewlett-Packard Co.	34,010	1,552,897
Research In Motion Ltd. (a)	12,800	1,436,544
		5,183,556

Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	4,500	350,595
The Procter & Gamble Co.	6,750	472,972
		823,567

Diversified Financial — 10.1%
The Blackstone Group LP	28,750	456,550
CME Group, Inc.	3,184	1,493,614
Fannie Mae	10,100	265,832
Franklin Resources, Inc.	7,400	717,726
The Goldman Sachs Group, Inc.	3,070	507,747
NYSE Euronext	7,000	431,970
		3,873,439

Electronics — 0.9%
Thermo Fisher Scientific, Inc. (a)	6,150	349,566

Engineering & Construction — 2.2%
ABB Ltd. Sponsored ADR (Switzerland)	4,385	118,044
Fluor Corp.	5,070	715,681
		833,725

1

Foods — 2.0%
Wrigley (Wm.) Jr. Co.	11,940	750,310

Health Care - Products — 4.8%
Alcon, Inc. (b)	7,315	1,040,559
Becton, Dickinson & Co.	4,010	344,259
Hologic, Inc. (a)	8,525	473,990
		1,858,808

Health Care - Services — 0.1%
WellPoint, Inc. (a)	800	35,304

Internet — 5.4%
Google, Inc. Class A (a)	4,665	2,054,793

Machinery - Diversified — 2.4%
Deere & Co.	11,530	927,473

Manufacturing — 4.4%
Honeywell International, Inc.	20,205	1,139,966
Textron, Inc.	9,750	540,345
		1,680,311

Oil & Gas — 1.9%
EOG Resources, Inc.	6,075	729,000

Oil & Gas Services — 5.9%
Baker Hughes, Inc.	8,100	554,850
Cameron International Corp. (a)	10,350	430,974
Schlumberger Ltd.	14,860	1,292,820
		2,278,644

Pharmaceuticals — 12.1%
Abbott Laboratories	26,200	1,444,930
Gilead Sciences, Inc. (a)	28,560	1,471,697
Medco Health Solutions, Inc. (a)	18,470	808,801
Teva Pharmaceutical Sponsored ADR (Israel)	19,470	899,319
		4,624,747

Retail — 3.7%
Costco Wholesale Corp.	5,500	357,335
Kohl’s Corp. (a)	6,180	265,060
McDonald’s Corp.	8,425	469,862
Target Corp.	6,585	333,728
		1,425,985

Semiconductors — 4.4%
Broadcom Corp. Class A (a)	26,615	512,871
MEMC Electronic Materials, Inc. (a)	7,285	516,507
Nvidia Corp. (a)	32,300	639,217
		1,668,595

2

Software — 2.6%
Adobe Systems, Inc. (a)	11,500	409,285
Microsoft Corp.	16,400	465,432
VMware, Inc. Class A (a)	2,850	122,037
		996,754

Telecommunications — 6.1%
Cisco Systems, Inc. (a)	64,800	1,561,032
Nokia Oyj Sponsored ADR (Finland)	25,000	795,750
		2,356,782

TOTAL EQUITIES
(Cost $37,231,365)		38,050,333

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.3%

Cash Equivalents — 1.3% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	34,228	34,228
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	29,339	29,339
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	19,559	19,559
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	19,559	19,559
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	14,669	14,669
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	14,669	14,669
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	29,340	29,340
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	14,670	14,670
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	14,670	14,670
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	12,455	12,455
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	9,780	9,780
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	29,340	29,340
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	14,670	14,670
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	17,115	17,115
Reserve Primary Money Market Fund (c)
		4,890	4,890
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	24,450	24,450
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	14,670	14,670

3

Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	17,115	17,115
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	17,115	17,115
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	17,115	17,115
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	9,489	9,489
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	22,005	22,005
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	44,009	44,009
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	26,895	26,895
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	14,670	14,670
			486,486

Repurchase Agreements — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)		401,952	401,952

TOTAL SHORT-TERM INVESTMENTS
(Cost $888,438)			888,438

TOTAL INVESTMENTS — 101.6%
(Cost $38,119,803) (f)			$38,938,771

Other Assets/(Liabilities) — (1.6%)			(605,321)

NET ASSETS — 100.0%			$38,333,450

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $401,963. Collateralized by a U.S. Government Agency obligation with a rate of 4.770%, maturity date of 05/01/2035, and an aggregate market value, including accrued interest, of $411,707.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Select Aggressive Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.7%
COMMON STOCK — 97.7%
Biotechnology — 8.8%
Abraxis BioScience, Inc. (a) (b)	28,124	1,661,566
Genentech, Inc. (a)	261,150	21,200,157
Genzyme Corp. (a)	201,150	14,993,721
		37,855,444

Chemicals — 1.1%
Praxair, Inc.	55,000	4,632,650

Commercial Services — 8.0%
Iron Mountain, Inc. (a)	124,600	3,294,424
Mastercard, Inc. Class A	27,000	6,020,730
Moody’s Corp. (b)	230,700	8,035,281
Visa, Inc. Class A (a)	215,300	13,426,108
Weight Watchers International, Inc.	80,000	3,706,400
		34,482,943

Computers — 11.2%
Apple, Inc. (a)	131,850	18,920,475
EMC Corp. (a)	763,050	10,942,137
Research In Motion Ltd. (a)	58,000	6,509,340
Seagate Technology	260,000	5,444,400
Sun Microsystems, Inc. (a)	200,000	3,106,000
Teradata Corp. (a)	160,000	3,529,600
		48,451,952

Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	78,000	5,465,460

Diversified Financial — 7.4%
CME Group, Inc.	33,050	15,503,755
IntercontinentalExchange, Inc. (a)	126,850	16,553,925
		32,057,680

Entertainment — 1.0%
International Game Technology	105,000	4,222,050

Health Care - Products — 7.1%
Intuitive Surgical, Inc. (a)	39,000	12,649,650
Stryker Corp.	107,100	6,966,855
Varian Medical Systems, Inc. (a)	155,100	7,264,884
Zimmer Holdings, Inc. (a)	49,400	3,846,284
		30,727,673

Health Care - Services — 1.3%
UnitedHealth Group, Inc.	160,000	5,497,600

Internet — 10.6%
Amazon.com, Inc. (a)	205,400	14,645,020
eBay, Inc. (a)	160,000	4,774,400

1

Google, Inc. Class A (a)	60,050	26,450,223
		45,869,643

Lodging — 2.9%
Las Vegas Sands Corp. (a)	120,550	8,877,302
MGM Mirage (a)	65,000	3,820,050
		12,697,352

Media — 1.1%
Reuters Group PLC Sponsored ADR (United Kingdom)	70,000	4,850,300

Oil & Gas — 0.6%
EOG Resources, Inc.	20,000	2,400,000

Oil & Gas Services — 8.7%
FMC Technologies, Inc. (a)	107,550	6,118,519
National Oilwell Varco, Inc. (a)	263,478	15,381,846
Schlumberger Ltd.	183,400	15,955,800
		37,456,165

Pharmaceuticals — 4.2%
Allergan, Inc.	317,100	17,881,269

Retail — 6.3%
Staples, Inc.	210,000	4,643,100
Starbucks Corp. (a) (b)	625,450	10,945,375
Walgreen Co.	303,850	11,573,646
		27,162,121

Semiconductors — 2.1%
Broadcom Corp. Class A (a)	459,800	8,860,346

Software — 3.9%
Cerner Corp. (a) (b)	78,600	2,930,208
Intuit, Inc. (a)	180,000	4,861,800
Salesforce.com, Inc. (a) (b)	158,850	9,192,650
		16,984,658

Telecommunications — 6.5%
America Movil SAB de CV Sponsored ADR (Mexico)	246,450	15,696,401
Crown Castle International Corp. (a)	115,000	3,966,350
Qualcomm, Inc.	200,000	8,200,000
		27,862,751

Transportation — 3.6%
Expeditors International of Washington, Inc.	240,600	10,870,308
United Parcel Service, Inc. Class B	62,000	4,527,240
		15,397,548

TOTAL EQUITIES
(Cost $402,745,394)		420,815,605

2

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.2%

Cash Equivalents — 0.9% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	269,191	269,191
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	230,735	230,735
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	153,823	153,823
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	153,824	153,824
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	115,367	115,367
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	115,367	115,367
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	230,735	230,735
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	115,367	115,367
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	115,367	115,367
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	97,950	97,950
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	76,912	76,912
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	230,735	230,735
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	115,368	115,368
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	134,595	134,595
Reserve Primary Money Market Fund (c)
		38,456	38,456
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	192,279	192,279
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	115,367	115,367
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	134,595	134,595
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	134,595	134,595
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	134,595	134,595
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	74,623	74,623
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	173,051	173,051
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	346,103	346,103
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	211,507	211,507
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	115,367	115,367
			3,825,874

3

Repurchase Agreements — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
	5,659,584	5,659,584

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,485,458)		9,485,458

TOTAL INVESTMENTS — 99.9%
(Cost $412,230,852) (f)		$430,301,063

Other Assets/(Liabilities) — 0.1%		490,713

NET ASSETS — 100.0%		$430,791,776

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $5,659,749. Collaterized by U.S. Government Agency obligations with rates ranging from 4.728% to 4.765%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $5,774,577.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Select NASDAQ-100 Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.4%
Focus Media Holding Ltd. ADR (China) (a)	3,212	112,901
Lamar Advertising Co. Class A (a)	2,265	81,381
		194,282

Airlines — 0.4%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a)	3,471	98,160
UAL Corp.	3,327	71,630
		169,790

Auto Manufacturers — 1.2%
Paccar, Inc.	12,325	554,625

Beverages — 0.2%
Hansen Natural Corp. (a)	2,757	97,322

Biotechnology — 6.3%
Amgen, Inc. (a)	15,179	634,179
Biogen Idec, Inc. (a)	9,737	600,676
Celgene Corp. (a)	12,035	737,625
Genzyme Corp. (a)	10,020	746,891
Vertex Pharmaceuticals, Inc. (a)	4,462	106,597
		2,825,968

Chemicals — 0.5%
Sigma-Aldrich Corp.	3,729	222,435

Commercial Services — 1.1%
Apollo Group, Inc. Class A (a)	5,075	219,240
Fastenal Co. (b)	4,282	196,672
Monster Worldwide, Inc. (a)	3,843	93,039
		508,951

Computers — 19.2%
Apple, Inc. (a)	36,743	5,272,621
Cadence Design Systems, Inc. (a)	8,502	90,801
Cognizant Technology Solutions Corp. Class A (a)	8,447	243,527
Dell, Inc. (a)	24,611	490,251
Logitech International SA (a)	5,345	135,977
NetApp, Inc. (a)	10,744	215,417
Research In Motion Ltd. (a)	16,807	1,886,250
SanDisk Corp. (a)	6,168	139,212
Sun Microsystems, Inc. (a)	10,338	160,549
		8,634,605

Electronics — 1.3%
Flextronics International Ltd. (a)	26,947	253,032
Garmin Ltd.	6,006	324,384
		577,416

1

Engineering & Construction — 0.6%
Foster Wheeler Ltd. (a)	4,538	256,942

Environmental Controls — 0.3%
Stericycle, Inc. (a)	2,726	140,389

Foods — 0.3%
Whole Foods Market, Inc. (b)	4,080	134,518

Health Care - Products — 2.3%
Dentsply International, Inc.	4,341	167,563
Henry Schein, Inc. (a)	2,695	154,693
Hologic, Inc. (a)	3,989	221,788
Intuitive Surgical, Inc. (a)	1,152	373,651
Patterson Cos., Inc. (a)	3,719	135,000
		1,052,695

Internet — 12.6%
Akamai Technologies, Inc. (a)	4,807	135,365
Amazon.com, Inc. (a)	8,274	589,936
Baidu.com ADR (China) (a)	754	180,681
Check Point Software Technologies Ltd. (a)	6,471	144,950
eBay, Inc. (a)	29,688	885,890
Expedia, Inc. (a)	8,346	182,694
Google, Inc. Class A (a)	4,315	1,900,628
IAC/InterActiveCorp (a)	8,638	179,325
Liberty Media Holding Corp. Interactive Class A (a)	16,371	264,228
Symantec Corp. (a)	26,628	442,557
VeriSign, Inc. (a)	6,031	200,470
Yahoo!, Inc. (a)	19,179	554,848
		5,661,572

Iron & Steel — 0.4%
Steel Dynamics, Inc.	5,944	196,390

Lodging — 0.8%
Wynn Resorts Ltd.	3,691	371,462

Machinery - Construction & Mining — 0.5%
Joy Global, Inc.	3,168	206,427

Media — 3.3%
Comcast Corp. Class A	43,105	833,651
Discovery Holding Co. Class A (a)	7,135	151,405
DISH Network Corp. Class A (a)	6,473	185,969
Liberty Global, Inc. Class A (a)	5,356	182,533
Sirius Satellite Radio, Inc. (a)	48,021	137,340
		1,490,898

Pharmaceuticals — 6.6%
Amylin Pharmaceuticals, Inc. (a) (b)	3,878	113,276
Cephalon, Inc. (a)	1,950	125,580
Express Scripts, Inc. (a)	6,788	436,604
Gilead Sciences, Inc. (a)	27,402	1,412,025
Teva Pharmaceutical Sponsored ADR (Israel)	18,657	861,767
		2,949,252

2

Retail — 4.7%
Bed Bath & Beyond, Inc. (a)	10,560	311,520
Costco Wholesale Corp.	6,826	443,485
Petsmart, Inc.	3,848	78,653
Sears Holdings Corp. (a) (b)	4,151	423,776
Staples, Inc.	14,180	313,520
Starbucks Corp. (a)	30,317	530,548
		2,101,502

Semiconductors — 8.4%
Altera Corp.	12,903	237,802
Applied Materials, Inc.	20,983	409,378
Broadcom Corp. Class A (a)	12,818	247,003
Intel Corp.	60,752	1,286,727
KLA-Tencor Corp.	6,540	242,634
Lam Research Corp. (a)	3,838	146,688
Linear Technology Corp.	8,918	273,693
Marvell Technology Group Ltd. (a)	16,888	183,741
Microchip Technology, Inc.	4,686	153,373
Nvidia Corp. (a)	16,440	325,348
Xilinx, Inc.	11,386	270,418
		3,776,805

Software — 15.5%
Activision, Inc. (a)	7,770	212,199
Adobe Systems, Inc. (a)	16,188	576,131
Autodesk, Inc. (a)	7,182	226,089
BEA Systems, Inc. (a)	11,615	222,427
Citrix Systems, Inc. (a)	6,599	193,549
Electronic Arts, Inc. (a)	9,544	476,437
Fiserv, Inc. (a)	6,148	295,657
Infosys Technologies Ltd. Sponsored ADR (India)	3,339	119,436
Intuit, Inc. (a)	12,376	334,276
Microsoft Corp.	96,012	2,724,821
Oracle Corp. (a)	64,343	1,258,549
Paychex, Inc.	10,343	354,351
		6,993,922

Telecommunications — 11.2%
Cisco Systems, Inc. (a)	63,837	1,537,833
Juniper Networks, Inc. (a)	10,373	259,325
Leap Wireless International, Inc. (a)	2,046	95,344
Level 3 Communications, Inc. (a) (b)	44,721	94,809
Millicom International Cellular SA (a)	3,120	294,996
NII Holdings, Inc. (a)	4,949	157,279
Qualcomm, Inc.	58,287	2,389,767
Tellabs, Inc. (a)	7,200	39,240
Virgin Media, Inc.	10,661	150,000
		5,018,593

Textiles — 0.4%
Cintas Corp.	5,527	157,741

3

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	5,060	275,264
Expeditors International of Washington, Inc.	6,351	286,938
		562,202

TOTAL EQUITIES
(Cost $41,046,037)		44,856,704

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.9%

Cash Equivalents — 1.8% (e)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	56,720	56,720
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	48,617	48,617
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	32,413	32,413
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	32,411	32,411
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	24,308	24,308
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	24,308	24,308
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	48,617	48,617
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	24,308	24,308
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	24,308	24,308
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	20,639	20,639
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	16,206	16,206
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	48,617	48,617
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	24,308	24,308
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	28,360	28,360
Reserve Primary Money Market Fund (c)
		8,103	8,103
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	40,514	40,514
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	24,308	24,308
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	28,360	28,360
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	28,360	28,360
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	28,360	28,360

4

Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	15,723	15,723
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	36,463	36,463
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	72,925	72,925
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	44,566	44,566
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	24,308	24,308
			806,130

Repurchase Agreements — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (f)
		329,970	329,970

U.S. Treasury Bills — 0.4%
U.S. Treasury Bill (d)
2.970%	06/26/2008	170,000	168,794

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,304,894)			1,304,894

TOTAL INVESTMENTS — 102.6%
(Cost $42,350,931) (g)			$46,161,598

Other Assets/(Liabilities) — (2.6%)			(1,159,130)

NET ASSETS — 100.0%			$45,002,468

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	This security is held as collateral for open futures contracts. (Note 2).
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $329,980. Collateralized by a U.S. Government Agency obligation with rate of 3.170%, maturity date of 01/15/2035, and an aggregate market value, including accrued interest, of $338,691.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Focused Value Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 93.5%
COMMON STOCK — 93.5%
Banks — 9.0%
The Bank of New York Mellon Corp.	920,000	38,391,600
Capital One Financial Corp.	541,100	26,632,942
		65,024,542

Commercial Services — 4.6%
Robert Half International, Inc. (a)	1,294,200	33,312,708

Computers — 11.1%
Dell, Inc. (b)	1,833,900	36,531,288
Hewlett-Packard Co.	968,400	44,217,144
		80,748,432

Diversified Financial — 18.3%
Discover Financial Services	1,907,800	31,230,686
JP Morgan Chase & Co.	880,000	37,796,000
Merrill Lynch & Co., Inc.	709,200	28,892,808
Morgan Stanley	755,400	34,521,780
		132,441,274

Leisure Time — 5.3%
Carnival Corp.	949,500	38,435,760

Lodging — 2.0%
Starwood Hotels & Resorts Worldwide, Inc.	275,000	14,231,250

Media — 7.9%
Discovery Holding Co. Class A (b)	1,724,100	36,585,402
Liberty Media Corp. Capital Class A (b)	439,500	6,917,730
Time Warner, Inc.	1,000,000	14,020,000
		57,523,132

Retail — 13.8%
Best Buy Co., Inc.	647,200	26,832,912
Tiffany & Co.	890,800	37,271,072
Yum! Brands, Inc.	969,800	36,086,258
		100,190,242

Semiconductors — 13.2%
Intel Corp.	2,372,900	50,258,022
Micron Technology, Inc. (b)	2,396,300	14,305,911
National Semiconductor Corp.	1,723,800	31,580,016
		96,143,949

Telecommunications — 4.6%
Virgin Media, Inc.	2,372,800	33,385,296

Transportation — 3.7%
Union Pacific Corp.	215,200	26,981,776

TOTAL EQUITIES
(Cost $661,000,000)		678,418,361

1

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.0%

Cash Equivalents — 0.7% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	367,789	367,789
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	315,247	315,247
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	210,165	210,165
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	210,165	210,165
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	157,624	157,624
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	157,624	157,624
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	315,247	315,247
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	157,624	157,624
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	157,624	157,624
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	133,827	133,827
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	105,082	105,082
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	315,247	315,247
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	157,624	157,624
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	183,894	183,894
Reserve Primary Money Market Fund (c)
		52,541	52,541
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	262,706	262,706
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	157,624	157,624
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	183,894	183,894
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	183,894	183,894
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	183,894	183,894
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	101,956	101,956
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	236,436	236,436
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	472,871	472,871

2

Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	288,977	288,977
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	157,624	157,624
			5,227,200

Repurchase Agreements — 5.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		38,130,566	38,130,566

TOTAL SHORT-TERM INVESTMENTS
(Cost $43,357,766)			43,357,766

TOTAL INVESTMENTS — 99.5%
(Cost $704,357,766) (f)			$721,776,127

Other Assets/(Liabilities) — 0.5%			3,466,416

NET ASSETS — 100.0%			$725,242,543

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $38,131,679. Collateralized by U.S. Government Agency obligations with rates ranging from 4.226% to 5.655%, maturity date of 3/01/2035, and an aggregate market value, including accrued interest, of $38,893,431.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.0%
COMMON STOCK — 98.0%
Advertising — 3.7%
Harte-Hanks, Inc.	452,235	6,182,052

Banks — 1.8%
City National Corp.	60,506	2,992,627

Chemicals — 5.8%
International Flavors & Fragrances, Inc.	147,743	6,508,079
The Valspar Corp.	169,860	3,370,022
		9,878,101

Commercial Services — 3.0%
Corinthian Colleges, Inc. (a)	709,900	5,132,577

Computers — 4.2%
Diebold, Inc.	190,285	7,145,202

Electrical Components & Equipment — 3.9%
Hubbell, Inc. Class B	69,758	3,047,727
Molex, Inc.	154,900	3,587,484
		6,635,211

Electronics — 5.2%
Cymer, Inc. (a)	165,550	4,310,922
Flextronics International Ltd. (a)	486,055	4,564,056
		8,874,978

Entertainment — 2.3%
International Speedway Corp. Class A	93,651	3,858,421

Foods — 5.8%
Hain Celestial Group, Inc. (a)	171,177	5,049,721
Pilgrim’s Pride Corp.	238,514	4,825,138
		9,874,859

Health Care - Services — 3.1%
Quest Diagnostics, Inc.	116,578	5,277,486

Home Builders — 2.3%
NVR, Inc. (a)	6,619	3,954,852

Insurance — 14.5%
Gallagher (Arthur J.) & Co.	237,687	5,614,167
MBIA, Inc.	94,007	1,148,766
RenaissanceRe Holdings Ltd.	50,080	2,599,653
Stewart Information Services Corp.	128,272	3,590,333
Unum Group	82,062	1,806,185
White Mountains Insurance Group Ltd.	10,417	5,000,160
Willis Group Holdings Ltd.	143,800	4,833,118
		24,592,382

1

Machinery - Diversified — 6.9%
Albany International Corp. Class A	125,767	4,545,219
Briggs & Stratton Corp.	396,550	7,098,245
		11,643,464

Manufacturing — 4.0%
Carlisle Cos., Inc.	44,975	1,503,964
Dover Corp.	123,964	5,179,216
		6,683,180

Office Furnishings — 1.9%
Steelcase, Inc. Class A	291,502	3,224,012

Oil & Gas — 1.2%
Cimarex Energy Co.	35,925	1,966,535

Packaging & Containers — 2.9%
Bemis Co., Inc.	194,350	4,942,321

Pharmaceuticals — 3.7%
Alpharma, Inc. Class A (a)	237,220	6,217,536

Real Estate Investment Trusts (REITS) — 1.8%
CapitalSource, Inc.	314,122	3,037,560

Retail — 8.9%
Family Dollar Stores, Inc.	356,960	6,960,720
Jones Apparel Group, Inc.	142,537	1,912,847
Office Depot, Inc. (a)	194,800	2,152,540
Zale Corp. (a)	202,060	3,992,706
		15,018,813

Semiconductors — 3.2%
Entegris, Inc. (a)	753,205	5,415,544

Software — 5.2%
IMS Health, Inc.	227,528	4,780,363
MoneyGram International, Inc.	301,630	561,032
Parametric Technology Corp. (a)	217,517	3,475,922
		8,817,317

Textiles — 2.7%
G&K Services, Inc. Class A	127,095	4,525,853

TOTAL EQUITIES
(Cost $218,455,832)		165,890,883

TOTAL INVESTMENTS — 98.0% (Cost $218,455,832) (b)		$165,890,883

Other Assets/(Liabilities) — 2.0%		3,386,616

NET ASSETS — 100.0%		$169,277,499

2

       Notes to Portfolio of Investments

(a)   Non-income producing security.

(b)   See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

3

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK — 98.3%
Advertising — 0.1%
Gaiam, Inc. Class A (a) (b)	8,900	154,148

Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	7,300	302,804
Esterline Technologies Corp. (a)	4,200	211,554
Orbital Sciences Corp. (a)	8,500	204,850
Teledyne Technologies, Inc. (a)	1,100	51,700
		770,908

Agriculture — 0.7%
Universal Corp.	15,800	1,035,374
Vector Group Ltd.	700	12,313
		1,047,687

Airlines — 1.2%
Alaska Air Group, Inc. (a)	8,600	168,732
ExpressJet Holdings, Inc. (a)	5,900	15,517
Republic Airways Holdings, Inc. (a)	26,900	582,654
SkyWest, Inc.	45,300	956,736
		1,723,639

Apparel — 0.6%
Cherokee, Inc.	2,400	80,808
Maidenform Brands, Inc. (a)	5,000	81,350
Oxford Industries, Inc.	5,400	121,662
Perry Ellis International, Inc. (a)	3,800	82,954
Steven Madden Ltd. (a)	200	3,426
The Warnaco Group, Inc. (a)	10,600	418,064
Wolverine World Wide, Inc.	2,400	69,624
		857,888

Auto Manufacturers — 0.1%
Wabash National Corp.	17,600	158,224

Automotive & Parts — 1.9%
Aftermarket Technology Corp. (a)	25,700	499,608
American Axle & Manufacturing Holdings, Inc.	31,300	641,650
Cooper Tire & Rubber Co.	43,000	643,710
Lear Corp. (a)	37,500	971,625
Modine Manufacturing Co.	3,300	47,817
		2,804,410

Banks — 10.7%
Amcore Financial, Inc.	12,300	250,305
Bancfirst Corp.	2,100	96,138
Banco Latinoamericano de Exportaciones SA Class E	41,600	640,640
Boston Private Financial Holdings, Inc.	27,400	290,166
Capital Corp. of the West	7,000	56,140
Cathay General Bancorp	4,800	99,504

1

Centennial Bank Holdings, Inc. (a)	53,000	332,840
Central Pacific Financial Corp.	16,400	309,140
Chemical Financial Corp. (b)	18,300	436,272
Citizens Republic Bancorp, Inc	70,894	881,212
City Bank (b)	400	8,908
City Holding Co.	7,200	287,280
Community Bank System, Inc.	100	2,456
Corus Bankshares, Inc. (b)	29,800	289,954
CVB Financial Corp.	5,170	53,820
F.N.B. Corp. (b)	34,100	532,301
First Bancorp	12,500	127,000
First Bancorp	12,300	245,139
First Commonwealth Financial Corp.	11,700	135,603
First Community Bancorp (b)	16,600	445,710
First Community Bancshares, Inc.	200	7,284
First Financial Bancorp.	38,600	519,170
First Financial Corp.	2,600	80,028
First Merchants Corp.	15,800	450,932
First Midwest Bancorp, Inc.	800	22,216
First State Bancorp	300	4,017
FirstMerit Corp.	48,000	991,680
Frontier Financial Corp.	7,700	136,136
Great Southern Bancorp, Inc.	6,900	107,709
Green Bankshares, Inc.	6,300	111,447
Hanmi Financial Corp.	16,500	121,935
Horizon Financial Corp. (b)	3,875	53,514
Imperial Capital Bancorp, Inc.	3,600	77,832
Independent Bank Corp.	45,355	470,785
Integra Bank Corp.	19,300	312,660
Irwin Financial Corp.	26,400	140,184
Lakeland Bancorp, Inc.	12,075	156,130
Macatawa Bank Corp. (b)	3,900	40,599
MainSource Financial Group, Inc.	9,030	139,965
National Penn Bancshares, Inc.	5,768	104,920
Old National Bancorp	17,600	316,800
Oriental Financial Group, Inc.	34,700	683,937
Pacific Capital Bancorp	40,300	866,450
Peoples Bancorp, Inc.	600	14,466
Provident Bankshares Corp. (b)	23,300	250,242
Republic Bancorp, Inc. Class A	3,900	73,632
S&T Bancorp, Inc.	11,900	382,823
S.Y. Bancorp, Inc.	4,700	109,228
Santander BanCorp	2,300	23,253
SCBT Financial Corp.	1,215	41,067
Simmons First National Corp. Class A	7,000	208,110
The South Financial Group, Inc.	44,800	665,728
Suffolk Bancorp	4,300	136,224
Sun Bancorp, Inc. (a)	5,355	70,525
Susquehanna Bancshares, Inc. (b)	23,100	470,547
SVB Financial Group (a) (b)	2,700	117,828
Taylor Capital Group, Inc.	17,423	286,086
Trustmark Corp.	3,700	82,436
UMB Financial Corp.	11,700	482,040
United Bankshares, Inc.	5,700	151,905

2

Univest Corp. of Pennsylvania	4,500	117,855
W Holding Co., Inc. (b)	54,400	64,736
WesBanco, Inc.	17,100	422,541
Wilshire Bancorp, Inc.	12,600	96,264
Wintrust Financial Corp.	8,800	307,560
		16,011,954

Biotechnology — 0.6%
Bio-Rad Laboratories, Inc. Class A (a)	2,600	231,270
Cambrex Corp.	6,300	43,659
Celera Genomics Group - Applera Corp. (a)	8,500	124,950
Enzon Pharmaceuticals, Inc. (a) (b)	26,400	243,144
Incyte Corp. (a)	5,800	60,958
Martek Biosciences Corp. (a)	8,100	247,617
		951,598

Building Materials — 0.4%
Comfort Systems USA, Inc.	19,400	252,394
Interline Brands, Inc. (a)	11,300	209,615
LSI Industries, Inc.	5,700	75,297
		537,306

Chemicals — 5.2%
Arch Chemicals, Inc.	9,500	353,970
CF Industries Holdings, Inc.	14,300	1,481,766
W.R. Grace & Co. (a) (b)	22,100	504,322
H.B. Fuller Co.	21,800	444,938
Hercules, Inc.	13,500	246,915
Innophos Holdings, Inc.	7,400	119,066
Minerals Technologies, Inc. (b)	15,800	992,240
NewMarket Corp.	6,700	505,515
Olin Corp.	46,700	922,792
OM Group, Inc. (a)	12,000	654,480
Rockwood Holdings, Inc. (a)	20,200	661,954
Schulman (A.), Inc.	13,100	268,943
Sensient Technologies Corp.	19,400	572,106
Tronox, Inc. Class B	800	3,120
		7,732,127

Commercial Services — 4.2%
Advance America Cash Advance Centers, Inc.	5,900	44,545
Albany Molecular Research, Inc. (a)	10,600	128,684
Bowne & Co., Inc.	30,100	459,025
CDI Corp.	6,800	170,340
Chemed Corp.	5,800	244,760
Clayton Holdings, Inc. (a) (b)	11,600	53,824
CRA International, Inc. (a)	5,200	167,128
Deluxe Corp.	13,700	263,177
Exponent, Inc. (a)	4,900	160,916
Global Cash Access Holdings, Inc. (a)	4,800	28,128
Healthspring, Inc. (a)	21,500	302,720
Interactive Data Corp.	26,500	754,455
Jackson Hewitt Tax Service, Inc.	4,200	48,174
Kelly Services, Inc. Class A	14,900	306,344

3

Korn/Ferry International (a)	2,100	35,490
Maximus, Inc.	19,200	704,832
Monro Muffler, Inc.	600	10,140
MPS Group, Inc. (a)	7,900	93,378
Multi-Color Corp.	800	17,888
PharmaNet Development Group, Inc. (a)	1,700	42,891
QC Holdings, Inc.	6,500	58,825
Rent-A-Center, Inc. (a)	22,600	414,710
SAIC, Inc. (a)	9,000	167,310
Spherion Corp. (a)	63,900	391,068
Standard Parking Corp. (a)	4,400	92,224
Stewart Enterprises, Inc. Class A	38,600	247,812
Viad Corp.	13,700	493,337
Volt Information Sciences, Inc. (a)	2,850	48,336
Watson Wyatt Worldwide, Inc. Class A	4,600	261,050
		6,211,511

Computers — 1.6%
CACI International, Inc. Class A (a)	10,700	487,385
Ciber, Inc. (a)	63,400	310,660
Electronics for Imaging, Inc. (a)	15,400	229,768
Hutchinson Technology, Inc. (a)	2,200	35,002
Immersion Corp. (a)	3,400	24,174
Integral Systems, Inc.	2,600	75,998
Manhattan Associates, Inc. (a)	3,300	75,669
MTS Systems Corp.	8,200	264,532
Palm, Inc. (b)	24,800	124,000
Perot Systems Corp. Class A (a)	29,400	442,176
Quantum Corp. (a)	76,900	164,566
Rimage Corp. (a)	1,200	26,280
Silicon Storage Technology, Inc. (a)	71,500	187,330
		2,447,540

Computers & Information — 0.1%
ScanSource, Inc. (a)	3,900	141,141

Cosmetics & Personal Care — 0.0%
Chattem, Inc. (a)	500	33,170

Diversified Financial — 1.8%
Asta Funding, Inc.	2,600	36,218
Calamos Asset Management, Inc. Class A	8,500	138,380
Centerline Holding Co., LP	23,600	95,816
CompuCredit Corp. (a) (b)	10,300	91,361
Encore Capital Group, Inc. (a)	14,100	95,880
Federal Agricultural Mortgage Corp. Class C	6,700	174,870
Friedman, Billings, Ramsey Group, Inc. Class A	89,500	152,150
Knight Capital Group, Inc. Class A (a)	6,800	110,432
LaBranche & Co., Inc. (a) (b)	17,200	74,820
Nelnet, Inc. Class A	20,200	237,350
NewStar Financial, Inc. (a)	6,800	35,224
Piper Jaffray Cos. (a)	10,400	353,184
Pzena Investment Management, Inc.	22,100	250,172
SWS Group, Inc.	500	6,115
Waddell & Reed Financial, Inc. Class A	23,600	758,268
		2,610,240

4

Electric — 3.1%
Aquila, Inc. (a)	71,600	229,836
Avista Corp.	4,800	93,888
Central Vermont Public Service Corp. (b)	6,800	162,520
CH Energy Group, Inc.	6,700	260,630
Cleco Corp.	9,600	212,928
El Paso Electric Co. (a)	46,400	991,568
Idacorp, Inc. (b)	3,000	96,330
MGE Energy, Inc.	4,700	160,082
Pike Electric Corp. (a)	21,500	299,495
PNM Resources, Inc.	22,200	276,834
Portland General Electric Co.	16,500	372,075
Unisource Energy Corp.	22,100	491,946
Westar Energy, Inc.	42,100	958,617
		4,606,749

Electrical Components & Equipment — 0.7%
EnerSys (a)	4,200	100,464
Graftech International Ltd. (a)	35,700	578,697
Greatbatch, Inc. (a)	700	12,887
Littelfuse, Inc. (a)	5,500	192,335
Superior Essex, Inc. (a)	6,200	174,344
		1,058,727

Electronics — 2.9%
Analogic Corp.	6,500	432,510
Brady Corp. Class A	800	26,744
Checkpoint Systems, Inc. (a)	24,300	652,455
Cubic Corp.	15,500	440,665
Cymer, Inc. (a)	13,000	338,520
Electro Scientific Industries, Inc. (a)	400	6,592
Kemet Corp. (a)	13,100	52,924
Measurement Specialties, Inc. (a)	13,600	237,592
Methode Electronics, Inc.	47,300	552,937
Park Electrochemical Corp.	15,600	403,260
Plexus Corp. (a)	5,300	148,665
Stoneridge, Inc. (a)	9,800	131,810
Technitrol, Inc.	20,400	471,852
TTM Technologies, Inc. (a)	35,700	404,124
		4,300,650

Energy - Alternate Sources — 0.1%
Headwaters, Inc. (a) (b)	13,500	178,065

Engineering & Construction — 1.2%
Aecom Technology Corp. (a)	7,300	189,873
Dycom Industries, Inc. (a)	26,700	320,667
Emcor Group, Inc. (a)	33,600	746,256
Granite Construction, Inc.	15,100	493,921
Perini Corp. (a)	1,800	65,214
		1,815,931

5

Entertainment — 0.0%
Carmike Cinemas, Inc.	4,500	46,260
Great Wolf Resorts, Inc. (a)	3,500	22,330
		68,590

Environmental Controls — 0.6%
Casella Waste Systems, Inc. Class A (a)	2,300	25,139
TETRA Technologies, Inc. (a)	5,200	101,452
Waste Connections, Inc. (a)	24,750	760,815
		887,406

Foods — 1.9%
Cal-Maine Foods, Inc. (b)	16,100	537,418
Flowers Foods, Inc.	3,450	85,387
Imperial Sugar Co.	500	9,410
J&J Snack Foods Corp.	1,800	49,446
Nash Finch Co. (b)	20,200	686,396
Ralcorp Holdings, Inc. (a)	17,100	994,365
TreeHouse Foods, Inc. (a)	4,400	100,584
Village Super Market, Inc. Class A	6,100	314,150
		2,777,156

Forest Products & Paper — 1.4%
AbitibiBowater, Inc.	7,300	94,243
BlueLinx Holdings, Inc.	2,100	10,689
Buckeye Technologies, Inc. (a)	48,400	540,144
Building Materials Holding Corp.	1,200	5,256
Glatfelter	45,500	687,505
Rock-Tenn Co. Class A	9,400	281,718
Schweitzer-Mauduit International, Inc.	19,600	453,544
United Stationers, Inc. (a)	1,200	57,240
		2,130,339

Gas — 1.9%
EnergySouth, Inc.	500	26,095
New Jersey Resources Corp.	22,650	703,282
Nicor, Inc.	6,200	207,762
Northwest Natural Gas Co.	14,000	608,160
Piedmont Natural Gas Co., Inc.	30,700	806,182
Southwest Gas Corp.	12,600	352,296
WGL Holdings, Inc.	4,900	157,094
		2,860,871

Health Care - Products — 1.4%
CONMED Corp. (a)	29,500	756,380
Datascope Corp.	8,200	339,726
Invacare Corp.	20,300	452,284
Steris Corp.	21,800	584,894
		2,133,284

Health Care - Services — 1.8%
Alliance Imaging, Inc. (a)	800	6,880
AMERIGROUP Corp. (a)	16,200	442,746

6

AmSurg Corp. (a)	9,800	232,064
Apria Healthcare Group, Inc. (a)	8,300	163,925
Centene Corp. (a)	25,600	356,864
Healthsouth Corp. (a) (b)	2,200	39,138
Magellan Health Services, Inc. (a)	3,900	154,791
Medcath Corp. (a)	700	12,740
Molina Healthcare, Inc. (a) (b)	24,500	598,290
Odyssey Healthcare, Inc. (a)	900	8,100
RehabCare Group, Inc. (a)	30,700	460,500
Res-Care, Inc. (a)	6,000	102,900
Sunrise Senior Living, Inc. (a)	6,500	144,820
		2,723,758

Holding Company - Diversified — 0.5%
Compass Diversified Holdings	59,500	782,425

Home Builders — 0.2%
Beazer Homes USA, Inc.	1,200	11,340
Champion Enterprises, Inc. (a)	22,200	222,666
Monaco Coach Corp.	600	5,688
Winnebago Industries, Inc.	4,900	82,810
		322,504

Home Furnishing — 0.7%
American Woodmark Corp.	300	6,168
Ethan Allen Interiors, Inc. (b)	20,300	577,129
Hooker Furniture Corp.	17,900	399,886
Sealy Corp. (b)	5,600	42,560
		1,025,743

Household Products — 1.4%
American Greetings Corp. Class A	22,800	422,940
Blyth, Inc.	36,300	715,836
Prestige Brands Holdings, Inc. (a)	33,700	275,666
Tupperware Brands Corp.	18,300	707,844
		2,122,286

Insurance — 7.3%
American Equity Investment Life Holding Co.	57,000	528,960
American Physicians Capital, Inc.	13,800	639,768
Amtrust Financial Services, Inc.	25,900	419,839
Argo Group International Holdings Ltd. (a)	7,794	276,843
Aspen Insurance Holdings Ltd. (b)	37,800	997,164
CNA Surety Corp. (a)	6,500	99,970
Delphi Financial Group, Inc. Class A	8,800	257,224
Employers Holdings, Inc.	4,800	88,992
FBL Financial Group, Inc. Class A	17,300	492,877
First Mercury Financial Corp. (a)	21,200	369,092
Flagstone Reinsurance Holdings Ltd	26,700	323,070
FPIC Insurance Group, Inc. (a)	13,600	641,104
Harleysville Group, Inc.	200	7,218
Infinity Property & Casualty Corp.	7,600	316,160
IPC Holdings Ltd.	40,700	1,139,600
Max Capital Group Ltd.	14,000	366,660

7

Montpelier Re Holdings Ltd.	50,500	810,525
National Interstate Corp. (b)	3,400	79,390
Navigators Group, Inc. (a)	13,400	728,960
The Phoenix Companies, Inc.	13,900	169,719
Platinum Underwriters Holdings Ltd.	29,100	944,586
PMA Capital Corp. Class A (a)	46,700	398,818
ProAssurance Corp. (a)	7,100	382,193
SeaBright Insurance Holdings (a)	13,200	194,436
Selective Insurance Group	700	16,716
Universal American Corp. (a)	16,800	178,080
		10,867,964

Internet — 1.8%
Asiainfo Holdings, Inc. (a)	4,200	45,612
Avocent Corp. (a)	9,400	158,860
CMGI, Inc. (a)	13,970	185,242
EarthLink, Inc. (a)	7,000	52,850
FTD Group, Inc.	4,900	65,758
Harris Interactive, Inc. (a)	10,800	29,484
Interwoven, Inc. (a)	12,000	128,160
Mercadolibre, Inc. (a)	300	11,928
Secure Computing Corp. (a)	6,900	44,505
SonicWALL, Inc. (a)	35,800	292,486
TIBCO Software, Inc. (a)	86,300	616,182
United Online, Inc.	39,600	418,176
Vignette Corp. (a)	42,800	565,388
		2,614,631

Investment Companies — 0.6%
Ares Capital Corp.	4,000	50,280
Gladstone Capital Corp. (b)	3,100	58,001
Hercules Technology Growth Capital, Inc.	22,100	240,006
Kohlberg Capital Corp.	1,000	10,380
MCG Capital Corp.	14,500	131,805
NGP Capital Resources Co. (b)	21,000	344,820
PennantPark Investment Corp.	11,400	97,014
		932,306

Iron & Steel — 0.6%
Schnitzer Steel Industries, Inc. Class A	13,000	923,260

Leisure Time — 0.8%
Callaway Golf Co.	47,700	700,236
Polaris Industries, Inc. (b)	13,300	545,433
		1,245,669

Machinery - Diversified — 1.9%
Applied Industrial Technologies, Inc.	33,200	992,348
Briggs & Stratton Corp.	14,200	254,180
Cascade Corp.	700	34,517
Cognex Corp.	10,900	237,947
Columbus McKinnon Corp. (a)	17,400	539,052
Kadant, Inc. (a)	2,200	64,636
Nordson Corp.	8,900	479,265
Tecumseh Products Co. Class A (a)	5,200	159,536
		2,761,481

8

Manufacturing — 3.0%
A.O. Smith Corp.	8,900	292,543
Actuant Corp. Class A	800	24,168
Acuity Brands, Inc.	11,300	485,335
AptarGroup, Inc.	31,300	1,218,509
Barnes Group, Inc.	21,700	498,015
Blount International, Inc. (a)	11,600	143,492
Clarcor, Inc.	8,500	302,175
EnPro Industries, Inc. (a)	28,200	879,558
Koppers Holdings, Inc.	3,200	141,792
Polypore International, Inc. (a)	7,700	159,313
Tredegar Corp.	16,100	293,181
		4,438,081

Media — 1.8%
AH Belo Corp. Class A (a)	2,560	29,261
Belo Corp. Class A	12,800	135,296
Citadel Broadcasting Corp. (b)	128,900	213,974
Cox Radio, Inc. Class A (a)	100	1,188
Crown Media Holdings, Inc. Class A (a) (b)	10,800	55,836
DG FastChannel, Inc. (a)	8,300	159,194
Entercom Communications Corp.	9,100	90,363
Entravision Communications Corp. Class A (a)	41,000	273,060
Gemstar-TV Guide International, Inc. (a)	65,600	308,320
Journal Communications, Inc. Class A	53,800	397,044
Lee Enterprises, Inc. (b)	900	9,009
Lin TV Corp. Class A (a)	5,700	54,777
Nexstar Broadcasting Group, Inc. Class A (a)	15,700	92,630
Salem Communications Corp. Class A	7,800	31,278
Scholastic Corp. (a)	27,300	826,371
Westwood One, Inc. (a)	22,800	47,880
		2,725,481

Metal Fabricate & Hardware — 1.0%
Ampco-Pittsburgh Corp.	17,400	748,026
Mueller Industries, Inc.	5,500	158,675
Quanex Corp. (b)	6,300	325,962
Worthington Industries, Inc.	13,800	232,806
		1,465,469

Office Equipment/Supplies — 0.1%
Ikon Office Solutions, Inc.	16,800	127,680

Office Furnishings — 0.1%
CompX International, Inc.	14,000	128,800

Oil & Gas — 3.9%
Berry Petroleum Co. Class A	8,000	371,920
Bill Barrett Corp. (a) (b)	4,500	212,625
Bois d’Arc Energy, Inc. (a)	24,400	524,356
Callon Petroleum Co. (a)	1,300	23,517

9

Clayton Williams Energy, Inc. (a)	3,900	204,711
Comstock Resources, Inc. (a)	9,800	394,940
Delek US Holdings, Inc.	9,400	119,098
Edge Petroleum Corp. (a)	46,000	185,380
Energy Partners Ltd. (a)	47,500	449,825
Grey Wolf, Inc. (a)	69,500	471,210
Oilsands Quest, Inc. (a)	30,400	119,776
Petrohawk Energy Corp. (a)	13,000	262,210
Rosetta Resources, Inc. (a)	33,500	658,945
Stone Energy Corp. (a)	21,000	1,098,510
Swift Energy Co. (a)	1,600	71,984
Whiting Petroleum Corp. (a)	10,500	678,825
		5,847,832

Oil & Gas Services — 1.7%
Cal Dive International, Inc. (a)	35,600	369,528
Exterran Holdings, Inc. (a)	5,000	322,700
Hornbeck Offshore Services, Inc. (a)	12,900	589,143
Oil States International, Inc. (a) (b)	6,800	304,708
Trico Marine Services, Inc. (a)	20,700	806,679
Union Drilling, Inc. (a)	11,200	195,888
		2,588,646

Packaging & Containers — 0.1%
Silgan Holdings, Inc.	2,200	109,186

Pharmaceuticals — 0.5%
Amicus Therapeutics, Inc. (a) (b)	17,900	191,530
Animal Health International, Inc. (a)	6,600	72,204
Jazz Pharmaceuticals, Inc. (a) (b)	2,500	22,550
Par Pharmaceutical Cos., Inc. (a)	1,500	26,085
Perrigo Co.	4,400	166,012
Sciele Pharma, Inc. (a)	9,700	189,150
		667,531

Real Estate — 0.0%
Hilltop Holdings, Inc. (a)	2,359	24,533

Real Estate Investment Trusts (REITS) — 8.5%
Anthracite Capital, Inc.	15,400	101,640
Anworth Mortgage Asset Corp. (b)	2,000	12,260
Ashford Hospitality Trust	43,500	247,080
CapLease, Inc. (b)	33,700	261,849
Cedar Shopping Centers, Inc.	33,500	391,280
Crystal River Capital, Inc.	9,800	87,514
DCT Industrial Trust, Inc.	113,900	1,134,444
DiamondRock Hospitality Co.	55,700	705,719
Education Realty Trust, Inc.	19,100	240,087
Entertainment Properties Trust	2,000	98,660
Extra Space Storage, Inc.	13,500	218,565
First Industrial Realty Trust, Inc. (b)	26,300	812,407
Gramercy Capital Corp.	17,500	366,275
Hersha Hospitality Trust	75,300	679,959
IMPAC Mortgage Holdings, Inc. (b)	73,800	93,726

10

Inland Real Estate Corp. (b)	2,800	42,588
Investors Real Estate Trust	7,200	70,416
JER Investors Trust, Inc. (b)	19,700	167,056
LaSalle Hotel Properties	25,000	718,250
Lexington Realty Trust	37,700	543,257
Luminent Mortgage Capital, Inc. (b)	10,900	6,649
Medical Properties Trust, Inc.	6,000	67,920
MFA Mortgage Investments, Inc.	42,300	266,490
National Health Investors, Inc.	21,500	671,875
National Retail Properties, Inc. (b)	39,100	862,155
Newcastle Investment Corp. (b)	2,600	21,476
Parkway Properties, Inc.	5,400	199,584
Pennsylvania Real Estate Investment Trust	35,000	853,650
Realty Income Corp.	32,700	837,774
Strategic Hotels & Resorts, Inc.	62,200	816,686
Sunstone Hotel Investors, Inc.	55,300	885,353
U-Store-It Trust	17,600	199,408
		12,682,052

Retail — 3.2%
AFC Enterprises, Inc. (a)	37,600	338,025
Blockbuster, Inc. Class A (a) (b)	71,800	234,068
Bob Evans Farms, Inc.	8,400	231,756
Books-A-Million, Inc.	1,500	13,110
Brown Shoe Co., Inc.	1,725	25,996
Casey’s General Stores, Inc.	22,500	508,500
Charming Shoppes, Inc. (a)	6,000	28,980
Columbia Sportswear Co.	6,400	281,792
Domino’s Pizza, Inc.	15,300	206,397
Dress Barn, Inc. (a)	25,400	328,676
Haverty Furniture Companies, Inc.	18,800	200,032
hhgregg, Inc. (a)	14,800	166,500
Hot Topic, Inc. (a)	33,100	142,661
Insight Enterprises, Inc. (a)	12,300	215,250
Jack in the Box, Inc. (a)	4,000	107,480
Longs Drug Stores Corp.	500	21,230
Lululemon Athletica, Inc. (a) (b)	6,100	173,423
Movado Group, Inc.	11,200	218,288
Papa John’s International, Inc. (a)	1,900	45,999
PC Connection, Inc. (a)	5,200	41,184
The PEP Boys-Manny, Moe & Jack	5,900	58,764
Pier 1 Imports, Inc. (a)	19,100	119,948
Regis Corp.	11,800	324,382
School Specialty, Inc. (a) (b)	19,900	627,646
Systemax, Inc.	5,300	63,918
Zale Corp. (a)	3,100	61,256
		4,785,261

Savings & Loans — 2.0%
BankAtlantic Bancorp, Inc. Class A	55,700	217,787
Bankunited Financial Corp. Class A (b)	17,200	86,172
Berkshire Hills Bancorp, Inc.	5,200	130,988
Dime Community Bancshares	4,400	76,912
First Niagara Financial Group, Inc.	78,300	1,064,097

11

First Place Financial Corp.	11,200	145,600
FirstFed Financial Corp. (a) (b)	7,600	206,340
Flagstar Bancorp, Inc.	11,400	82,308
Franklin Bank Corp. (a) (b)	31,600	95,748
Kearny Financial Corp.	6,600	72,270
NASB Financial, Inc.	400	10,480
NewAlliance Bancshares, Inc.	26,100	319,986
Provident Financial Services, Inc.	35,800	506,212
United Community Financial Corp.	5,600	34,720
		3,049,620

Semiconductors — 2.5%
Actel Corp. (a)	15,700	240,367
Brooks Automation, Inc. (a)	16,600	161,352
Credence Systems Corp. (a)	135,700	230,690
Emulex Corp. (a)	40,700	660,968
Entegris, Inc. (a)	81,700	587,423
Mattson Technology, Inc. (a)	33,900	206,451
MKS Instruments, Inc. (a)	9,900	211,860
Pericom Semiconductor Corp. (a)	5,300	77,804
Photronics, Inc. (a)	9,100	86,905
Rudolph Technologies, Inc. (a)	5,500	53,735
Semtech Corp. (a)	12,300	176,259
Skyworks Solutions, Inc. (a)	29,300	213,304
Triquint Semiconductor, Inc. (a)	2,700	13,662
Zoran Corp. (a)	58,200	795,012
		3,715,792

Software — 1.6%
Bottomline Technologies, Inc. (a)	13,200	166,320
CSG Systems International, Inc. (a)	18,100	205,797
Digi International, Inc. (a)	4,500	51,930
JDA Software Group, Inc. (a)	27,600	503,700
Lawson Software, Inc. (a)	20,200	152,106
ManTech International Corp. Class A (a)	500	22,680
Parametric Technology Corp. (a)	4,300	68,714
Pegasystems, Inc.	24,100	232,083
Quest Software, Inc. (a) (b)	1,700	22,219
Solera Holdings, Inc. (a)	900	21,924
Sybase, Inc. (a)	34,600	909,980
		2,357,453

Telecommunications — 3.4%
Adaptec, Inc. (a)	2,700	7,938
ADTRAN, Inc.	10,400	192,400
Alaska Communications Systems Group, Inc.	20,300	248,472
Arris Group, Inc. (a)	11,000	64,020
Aruba Networks, Inc. (a)	13,500	70,335
Atlantic Tele-Network, Inc.	9,700	328,151
Black Box Corp.	4,500	138,825
Cincinnati Bell, Inc. (a)	44,300	188,718
Consolidated Communications Holdings, Inc. (b)	23,500	355,555
EMS Technologies, Inc. (a)	800	21,712
Extreme Networks, Inc. (a)	2,100	6,510

12

Foundry Networks, Inc. (a)	27,400	317,292
GeoEye, Inc. (a)	20,900	543,191
iPCS, Inc.	3,000	70,050
Knology, Inc. (a)	22,600	292,670
Plantronics, Inc.	27,500	531,025
Powerwave Technologies, Inc. (a)	5,800	14,790
Premiere Global Services, Inc. (a)	55,500	795,870
RCN Corp. (a)	600	6,708
RF Micro Devices, Inc. (a)	89,000	236,740
Shenandoah Telecom Co.	5,000	74,200
SureWest Communications	600	9,276
Sycamore Networks, Inc. (a)	3,500	12,810
Symmetricom, Inc. (a)	20,100	70,149
Syniverse Holdings, Inc. (a)	28,300	471,478
		5,068,885

Textiles — 0.5%
G&K Services, Inc. Class A	15,200	541,272
Unifirst Corp.	6,800	252,212
		793,484

Toys, Games & Hobbies — 0.3%
JAKKS Pacific, Inc. (a)	17,900	493,503
RC2 Corp. (a)	900	18,873
		512,376

Transportation — 1.5%
Arkansas Best Corp. (b)	600	19,116
Atlas Air Worldwide Holdings, Inc. (a)	17,000	935,000
Forward Air Corp.	100	3,544
General Maritime Corp.	11,700	276,237
Heartland Express, Inc.	15,800	225,308
Pacer International, Inc.	27,700	455,111
Werner Enterprises, Inc.	13,200	244,992
		2,159,308

Water — 0.1%
American States Water Co.	5,800	208,800

TOTAL EQUITIES (Cost $172,560,289)		146,789,556

	Number of
	Shares	Market Value
RIGHTS — 0.0%
Banking, Savings & Loans — 0.0%
Centerline Holding Co. (b) (c)	26,100	0

Investment Companies — 0.0%
Ares Capital Corp. (a)	1,333	747
MCG Capital Corp.	2,071	2,216
		2,963

TOTAL RIGHTS
(Cost $0)		2,963

TOTAL LONG TERM INVESTMENTS
(Cost $172,560,289)		146,792,519

13

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.6%

Cash Equivalents — 8.2% (e)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	855,463	855,463
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	733,254	733,254
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	488,836	488,836
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	488,836	488,836
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	366,627	366,627
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	366,627	366,627
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	733,254	733,254
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	366,627	366,627
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	366,627	366,627
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	311,277	311,277
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	244,418	244,418
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	733,254	733,254
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	366,627	366,627
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	427,731	427,731
Reserve Primary Money Market Fund (d)
		122,209	122,209
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	611,045	611,045
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	366,627	366,627
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	427,731	427,731
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	427,731	427,731
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	427,731	427,731
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	237,145	237,145

14

Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	549,940	549,940
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	1,099,881	1,099,881
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	672,149	672,149
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	366,627	366,627
			12,158,274

Repurchase Agreements — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (f)
		2,119,485	2,119,485

TOTAL SHORT-TERM INVESTMENTS (Cost $14,277,759)			14,277,759

TOTAL INVESTMENTS — 107.9% (Cost $186,838,048) (g)			$161,070,278

Other Assets/(Liabilities) — (7.9%)			(11,764,689)

NET ASSETS — 100.0%			$149,305,589

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Principal amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $2,119,547. Collaterized by a U.S. Government agency obligation with a rate of 3.168%, maturity date of 1/15/2035, and an aggregate market value, including accrued interest, of $2,164,969.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select Small Company Value Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.2%
COMMON STOCK — 97.2%
Aerospace & Defense — 1.2%
AAR Corp. (a) (b)	52,500	1,431,675
Kratos Defense & Security Solutions, Inc. (a)	196,300	357,266
Moog, Inc. Class A (a)	39,448	1,665,100
Orbital Sciences Corp. (a)	77,480	1,867,268
Teledyne Technologies, Inc. (a)	22,700	1,066,900
		6,388,209

Agriculture — 0.7%
Alliance One International, Inc. (a) (b)	156,100	942,844
Universal Corp.	39,575	2,593,350
		3,536,194

Airlines — 0.8%
Airtran Holdings, Inc. (a)	138,700	915,420
Alaska Air Group, Inc. (a)	47,700	935,874
Continental Airlines, Inc. Class B (a)	61,580	1,184,183
SkyWest, Inc.	50,645	1,069,622
		4,105,099

Apparel — 0.2%
Skechers U.S.A., Inc. Class A (a)	46,740	944,615

Automotive & Parts — 0.3%
Accuride Corp. (a)	62,600	512,068
Tenneco, Inc. (a)	46,870	1,309,548
		1,821,616

Banks — 5.0%
City Holding Co.	49,780	1,986,222
Columbia Banking System, Inc.	48,990	1,096,396
East West Bancorp, Inc.	130,000	2,307,500
First Merchants Corp.	27,385	781,568
First Midwest Bancorp, Inc.	32,310	897,249
FirstMerit Corp.	58,210	1,202,619
Glacier Bancorp, Inc.	95,400	1,828,818
Home Bancshares, Inc. (b)	60,000	1,252,200
IBERIABANK Corp.	39,455	1,745,884
Independent Bank Corp./Rockland, MA	49,280	1,456,224
Nara Bancorp, Inc.	101,505	1,318,550
National Penn Bancshares, Inc. (b)	68,174	1,240,085
Pacific Capital Bancorp	49,900	1,072,850
Prosperity Bancshares, Inc. (b)	37,070	1,062,426
Sterling Bancshares, Inc.	145,537	1,446,638
Sterling Financial Corp.	43,200	674,352
SVB Financial Group (a) (b)	77,400	3,377,736
Wintrust Financial Corp.	53,900	1,883,805
		26,631,122

1

Biotechnology — 0.6%
Exelixis, Inc. (a)	99,400	690,830
Myriad Genetics, Inc. (a)	60,100	2,421,429
		3,112,259

Building Materials — 0.9%
Drew Industries, Inc. (a)	81,000	1,981,260
Gibraltar Industries, Inc.	101,600	1,191,768
Universal Forest Products, Inc.	48,600	1,564,920
		4,737,948

Chemicals — 2.9%
Airgas, Inc.	72,700	3,305,669
American Vanguard Corp.	95,400	1,587,456
Arch Chemicals, Inc.	69,100	2,574,666
Chemtura Corp.	132,185	970,238
Ferro Corp.	53,810	799,617
Innospec, Inc.	151,875	3,219,750
OM Group, Inc. (a)	30,820	1,680,923
Symyx Technologies, Inc. (a)	85,400	640,500
The Valspar Corp.	40,800	809,472
		15,588,291

Coal — 0.5%
Alpha Natural Resources, Inc. (a)	35,310	1,533,866
Foundation Coal Holdings, Inc.	25,950	1,306,063
		2,839,929

Commercial Services — 7.2%
Aaron Rents, Inc.	221,200	4,764,648
Administaff, Inc. (b)	17,998	424,933
Albany Molecular Research, Inc. (a)	109,015	1,323,442
Consolidated Graphics, Inc. (a)	16,350	916,417
Corinthian Colleges, Inc. (a)	116,000	838,680
Dollar Thrifty Automotive Group, Inc. (a)	170,740	2,328,894
Electro Rent Corp.	134,200	2,033,130
FTI Consulting, Inc. (a)	77,000	5,470,080
Global Payments, Inc.	50,400	2,056,824
Landauer, Inc.	25,900	1,303,806
Live Nation, Inc. (a)	32,900	399,077
McGrath Rentcorp	114,500	2,760,595
MPS Group, Inc. (a)	217,400	2,569,668
Navigant Consulting, Inc. (a)	127,500	2,419,950
Pharmaceutical Product Development, Inc.	72,500	3,037,750
Quanta Services, Inc. (a) (b)	103,070	2,388,132
Service Corp. International	111,175	1,127,314
Sotheby’s (b)	44,115	1,275,365
Startek, Inc. (a)	99,800	919,158
		38,357,863

Computers — 1.4%
Brocade Communications Systems, Inc. (a)	149,105	1,088,466
Mentor Graphics Corp. (a)	46,565	411,169
Palm, Inc. (b)	181,600	908,000
Perot Systems Corp. Class A (a)	79,690	1,198,538

2

SRA International, Inc. Class A (a)	48,900	1,188,759
SYKES Enterprises, Inc. (a)	68,760	1,209,488
Xyratex Ltd. (a)	74,300	1,332,942
		7,337,362

Consumer Products — 0.3%
Pool Corp. (b)	76,600	1,446,974

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc. (a)	42,955	856,952

Distribution & Wholesale — 1.2%
Beacon Roofing Supply, Inc. (a) (b)	211,000	2,110,000
Owens & Minor, Inc.	103,200	4,059,888
		6,169,888

Diversified Financial — 2.3%
Calamos Asset Management, Inc. Class A	72,452	1,179,519
Eaton Vance Corp.	60,327	1,840,577
Investment Technology Group, Inc. (a)	35,705	1,648,857
Jefferies Group, Inc.	72,800	1,174,264
JMP Group, Inc.	58,900	412,300
Piper Jaffray Cos. (a)	24,000	815,040
Raymond James Financial, Inc.	77,203	1,774,125
Stifel Financial Corp. (a)	31,700	1,423,330
Student Loan Corp.	7,900	781,310
Waddell & Reed Financial, Inc. Class A	41,005	1,317,491
		12,366,813

Electric — 2.7%
Avista Corp.	81,665	1,597,367
Black Hills Corp. (b)	101,830	3,643,477
Cleco Corp.	145,265	3,221,978
El Paso Electric Co. (a)	86,000	1,837,820
The Empire District Electric Co.	48,500	982,125
MGE Energy, Inc.	30,115	1,025,717
Unisource Energy Corp.	32,415	721,558
Westar Energy, Inc.	59,315	1,350,603
		14,380,645

Electrical Components & Equipment — 1.5%
Advanced Energy Industries, Inc. (a)	106,100	1,406,886
Belden, Inc.	75,300	2,659,596
C&D Technologies, Inc. (a)	81,000	406,620
Littelfuse, Inc. (a)	53,700	1,877,889
Superior Essex, Inc. (a)	49,315	1,386,738
		7,737,729

Electronics — 3.0%
Analogic Corp.	19,700	1,310,838
Checkpoint Systems, Inc. (a)	56,498	1,516,971
CTS Corp.	65,700	702,990
FLIR Systems, Inc. (a) (b)	136,600	4,110,294
Itron, Inc. (a) (b)	27,300	2,463,279

3

Methode Electronics, Inc.	27,500	321,475
Newport Corp. (a)	75,000	837,750
Sanmina-SCI Corp. (a)	274,100	444,042
Varian, Inc. (a)	21,605	1,251,362
Woodward Governor Co.	120,200	3,211,744
		16,170,745

Energy - Alternate Sources — 0.1%
Headwaters, Inc. (a) (b)	52,835	696,894

Engineering & Construction — 1.3%
Emcor Group, Inc. (a)	66,480	1,476,521
Granite Construction, Inc.	28,000	915,880
Insituform Technologies, Inc. Class A (a) (b)	113,100	1,564,173
URS Corp. (a)	86,860	2,839,453
		6,796,027

Environmental Controls — 1.3%
Allied Waste Industries, Inc. (a)	121,600	1,314,496
Calgon Carbon Corp. (a) (b)	182,680	2,749,334
Casella Waste Systems, Inc. Class A (a)	72,900	796,797
Waste Connections, Inc. (a)	73,650	2,264,001
		7,124,628

Foods — 1.4%
Nash Finch Co. (b)	43,000	1,461,140
Pilgrim’s Pride Corp.	72,920	1,475,172
Sanderson Farms, Inc.	29,790	1,132,318
Spartan Stores, Inc.	49,770	1,037,704
TreeHouse Foods, Inc. (a)	83,440	1,907,438
Winn-Dixie Stores, Inc. (a) (b)	36,000	646,560
		7,660,332

Forest Products & Paper — 1.5%
Buckeye Technologies, Inc. (a)	83,475	931,581
Deltic Timber Corp.	43,100	2,400,670
Potlatch Corp.	90,208	3,722,884
Wausau Paper Corp.	119,800	989,548
		8,044,683

Gas — 1.3%
AGL Resources, Inc.	36,350	1,247,532
Atmos Energy Corp.	50,830	1,296,165
Nicor, Inc.	27,540	922,865
Southwest Gas Corp.	91,095	2,547,016
Vectren Corp.	41,100	1,102,713
		7,116,291

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	28,400	970,428
Snap-on, Inc.	31,700	1,611,945
		2,582,373

4

Health Care - Products — 1.9%
AngioDynamics, Inc. (a)	54,000	624,240
Haemonetics Corp. (a)	21,490	1,280,374
Invacare Corp.	68,195	1,519,385
PSS World Medical, Inc. (a)	87,855	1,463,664
Steris Corp.	60,620	1,626,435
Symmetry Medical, Inc. (a)	53,865	894,159
West Pharmaceutical Services, Inc.	62,800	2,777,644
		10,185,901

Health Care - Services — 2.3%
Amedisys, Inc. (a)	26,000	1,022,840
AMERIGROUP Corp. (a) (b)	50,900	1,391,097
Centene Corp. (a)	64,530	899,548
Covance, Inc. (a)	29,600	2,455,912
Healthways, Inc. (a) (b)	58,630	2,071,984
Medcath Corp. (a)	35,485	645,827
National Healthcare Corp. (b)	38,700	1,884,690
Sunrise Senior Living, Inc. (a) (b)	56,300	1,254,364
Triple-S Management Corp. Class B (a)	23,100	407,715
		12,033,977

Holding Company - Diversified — 0.2%
Compass Diversified Holdings	70,900	932,335

Home Builders — 1.1%
Hovnanian K. Enterprises, Inc. (a) (b)	55,904	592,582
M/I Homes, Inc. (b)	54,500	925,410
Meritage Homes Corp. (a) (b)	115,700	2,235,324
Skyline Corp.	4,800	133,536
Winnebago Industries, Inc.	107,000	1,808,300
		5,695,152

Home Furnishing — 0.3%
Ethan Allen Interiors, Inc.	34,075	968,752
Stanley Furniture Co., Inc. (b)	71,100	882,351
		1,851,103

Household Products — 0.9%
Church & Dwight Co., Inc. (b)	30,955	1,678,999
CSS Industries, Inc.	51,200	1,789,952
The Scotts Miracle-Gro Co.	38,100	1,235,202
		4,704,153

Insurance — 6.0%
Argo Group International Holdings Ltd. (a)	34,803	1,236,203
Aspen Insurance Holdings Ltd. (b)	57,010	1,503,924
Delphi Financial Group, Inc. Class A	35,177	1,028,224
Employers Holdings, Inc.	35,200	652,608
The Hanover Insurance Group, Inc.	46,815	1,925,969
HCC Insurance Holdings, Inc.	50,560	1,147,206
Horace Mann Educators Corp.	52,410	916,127
IPC Holdings Ltd.	47,545	1,331,260
Markel Corp. (a)	4,500	1,979,865
Max Capital Group Ltd.	80,700	2,113,533

5

The Midland Co.	39,600	2,571,228
Montpelier Re Holdings Ltd.	64,555	1,036,108
National Interstate Corp. (b)	61,000	1,424,350
Navigators Group, Inc. (a)	14,995	815,728
Philadelphia Consolidated Holding Corp. (a)	53,910	1,735,902
The Phoenix Companies, Inc.	133,930	1,635,285
Platinum Underwriters Holdings Ltd.	30,955	1,004,799
ProAssurance Corp. (a)	84,200	4,532,486
Protective Life Corp.	30,800	1,249,248
State Auto Financial Corp.	41,900	1,220,547
United Fire & Casualty Co.	24,800	927,520
		31,988,120

Internet — 1.7%
Digital River, Inc. (a)	28,450	881,096
EarthLink, Inc. (a)	152,130	1,148,581
Harris Interactive, Inc. (a)	199,090	543,516
j2 Global Communications, Inc. (a)	49,790	1,111,313
SonicWALL, Inc. (a)	140,120	1,144,780
United Online, Inc.	166,985	1,763,362
Vignette Corp. (a)	72,430	956,800
Websense, Inc. (a)	92,400	1,732,500
		9,281,948

Investment Companies — 0.8%
Ares Capital Corp.	139,000	1,747,230
Hercules Technology Growth Capital, Inc. (b)	114,600	1,244,556
Kohlberg Capital Corp. (b)	111,800	1,160,484
		4,152,270

Iron & Steel — 1.1%
Carpenter Technology Corp.	60,500	3,386,185
Cleveland-Cliffs, Inc.	19,380	2,322,112
		5,708,297

Leisure Time — 0.1%
Multimedia Games, Inc. (a)	53,065	283,367

Machinery - Construction & Mining — 1.9%
Bucyrus International, Inc. Class A	69,150	7,029,097
Joy Global, Inc.	48,650	3,170,034
		10,199,131

Machinery - Diversified — 1.8%
Cascade Corp.	30,100	1,484,231
Flowserve Corp.	17,915	1,869,968
IDEX Corp.	90,925	2,790,488
Nordson Corp.	65,000	3,500,250
		9,644,937

Machinery & Components — 0.2%
Watsco, Inc.	21,703	898,938

6

Manufacturing — 3.9%
Ameron International Corp.	31,700	2,964,901
AptarGroup, Inc.	97,600	3,799,568
Barnes Group, Inc.	47,265	1,084,732
Ceradyne, Inc. (a)	25,360	810,506
EnPro Industries, Inc. (a)	30,455	949,891
Harsco Corp.	44,200	2,447,796
Hexcel Corp. (a)	105,600	2,018,016
Matthews International Corp. Class A	87,100	4,202,575
Myers Industries, Inc.	191,440	2,513,607
		20,791,592

Media — 0.2%
Courier Corp.	4,600	114,770
Lee Enterprises, Inc. (b)	62,900	629,629
Saga Communications, Inc. Class A (a)	99,700	558,320
		1,302,719

Metal Fabricate & Hardware — 1.7%
Ampco-Pittsburgh Corp.	33,640	1,446,184
Circor International, Inc.	38,700	1,789,875
Sims Group Ltd. Sponsored ADR (Australia)	147,000	4,045,440
Timken Co.	58,600	1,741,592
		9,023,091

Mining — 1.4%
Compass Minerals International, Inc.	42,970	2,534,371
Hecla Mining Co. (a) (b)	115,805	1,292,384
Royal Gold, Inc.	46,080	1,390,234
Stillwater Mining Co. (a) (b)	87,825	1,358,653
USEC, Inc. (a)	174,560	645,872
		7,221,514

Oil & Gas — 6.7%
Atwood Oceanics, Inc. (a)	32,200	2,953,384
Cabot Oil & Gas Corp.	171,865	8,737,617
Forest Oil Corp. (a)	125,763	6,157,356
GeoMet, Inc. (a) (b)	53,900	358,974
Mariner Energy, Inc. (a)	59,984	1,620,168
Penn Virginia Corp.	123,000	5,423,070
Petrohawk Energy Corp. (a)	104,010	2,097,882
Swift Energy Co. (a)	32,800	1,475,672
W&T Offshore, Inc.	33,800	1,152,918
Whiting Petroleum Corp. (a)	84,070	5,435,126
		35,412,167

Oil & Gas Services — 1.6%
CARBO Ceramics, Inc. (b)	31,700	1,271,170
Hercules Offshore, Inc. (a) (b)	56,392	1,416,567
TETRA Technologies, Inc. (a)	157,200	2,490,048
Union Drilling, Inc. (a)	30,300	529,947
W-H Energy Services, Inc. (a)	40,000	2,754,000
		8,461,732

7

Packaging & Containers — 0.0%
Chesapeake Corp.	25,500	122,655

Pharmaceuticals — 0.4%
Barr Pharmaceuticals, Inc. (a)	20,100	971,031
Indevus Pharmaceuticals, Inc. (a)	78,090	372,489
Sciele Pharma, Inc. (a)	30,955	603,623
		1,947,143

Pipelines — 0.5%
Oneok, Inc.	56,370	2,515,793

Real Estate — 0.3%
Home Properties, Inc. (b)	33,790	1,621,582

Real Estate Investment Trusts (REITS) — 4.6%
American Campus Communities, Inc.	52,880	1,446,797
Anworth Mortgage Asset Corp. (b)	262,760	1,610,719
FelCor Lodging Trust, Inc.	53,390	642,282
First Potomac Realty Trust	93,800	1,441,706
Highwoods Properties, Inc.	41,510	1,289,716
Kilroy Realty Corp.	63,800	3,133,218
LaSalle Hotel Properties	68,300	1,962,259
Lexington Realty Trust (b)	100,110	1,442,585
LTC Properties, Inc.	66,785	1,717,042
National Retail Properties, Inc. (b)	59,950	1,321,898
Parkway Properties, Inc.	39,400	1,456,224
Redwood Trust, Inc.	11,700	425,295
SL Green Realty Corp.	16,000	1,303,520
Sovran Self Storage, Inc. (b)	31,555	1,347,714
Strategic Hotels & Resorts, Inc.	101,100	1,327,443
Sun Communities, Inc. (b)	43,540	892,570
Washington Real Estate Investment Trust (b)	55,600	1,858,152
		24,619,140

Retail — 4.0%
99 Cents Only Stores (a)	100,005	989,049
AFC Enterprises, Inc. (a)	101,215	909,923
Brinker International, Inc.	46,901	870,014
Brown Shoe Co., Inc.	110,715	1,668,475
Casey’s General Stores, Inc.	60,100	1,358,260
Cash America International, Inc.	30,961	1,126,980
CEC Entertainment, Inc. (a)	30,590	883,439
Dollar Tree Stores, Inc. (a)	22,850	630,432
Fred’s, Inc. (b)	73,900	757,475
Haverty Furniture Companies, Inc. (b)	117,500	1,250,200
Hot Topic, Inc. (a) (b)	159,440	687,186
OfficeMax, Inc.	24,110	461,465
The Pantry, Inc. (a)	53,365	1,124,934
Phillips-Van Heusen Corp.	42,800	1,622,976
School Specialty, Inc. (a) (b)	66,130	2,085,740
Sonic Corp. (a)	59,450	1,310,278
The Steak n Shake Co. (a)	77,200	607,564
Stein Mart, Inc.	169,500	952,590
Wet Seal, Inc. Class A (a)	301,385	1,021,695
Zale Corp. (a)	49,935	986,716
		21,305,391

8

Savings & Loans — 1.4%
Astoria Financial Corp.	115,875	3,147,165
First Niagara Financial Group, Inc.	98,025	1,332,160
Flushing Financial Corp.	95,855	1,685,131
NewAlliance Bancshares, Inc.	99,390	1,218,521
		7,382,977

Semiconductors — 1.6%
ATMI, Inc. (a)	41,000	1,141,030
Brooks Automation, Inc. (a)	125,505	1,219,909
Cabot Microelectronics Corp. (a)	18,700	601,205
Exar Corp. (a)	116,700	960,441
Fairchild Semiconductor International, Inc. (a)	82,230	980,182
Formfactor, Inc. (a)	65,100	1,243,410
GSI Group, Inc. (a)	177,500	1,380,950
Zoran Corp. (a)	91,205	1,245,860
		8,772,987

Software — 2.2%
CSG Systems International, Inc. (a)	43,185	491,013
Progress Software Corp. (a)	94,100	2,815,472
SeaChange International, Inc. (a)	199,145	1,399,989
SPSS, Inc. (a) (b)	99,800	3,870,244
SYNNEX Corp. (a)	58,700	1,245,614
Wind River Systems, Inc. (a)	219,300	1,697,382
		11,519,714

Telecommunications — 1.8%
Arris Group, Inc. (a)	123,500	718,770
Black Box Corp.	40,305	1,243,409
CommScope, Inc. (a)	39,085	1,361,331
Ixia (a)	145,000	1,125,200
Nice Systems Ltd. ADR (Isreal) (a)	43,470	1,226,723
Oplink Communications, Inc. (a)	81,630	724,058
Premiere Global Services, Inc. (a)	167,400	2,400,516
RF Micro Devices, Inc. (a)	182,300	484,918
Symmetricom, Inc. (a)	99,330	346,662
		9,631,587

Textiles — 0.4%
Culp, Inc. (a)	53,600	403,072
G&K Services, Inc. Class A	55,900	1,990,599
		2,393,671

Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc. (a) (b)	41,175	1,135,195

Transportation — 3.7%
Genesee & Wyoming, Inc. Class A (a)	97,100	3,340,240
Hub Group, Inc. Class A (a)	39,945	1,313,791
Kirby Corp. (a)	94,000	5,358,000

9

Landstar System, Inc.	127,400	6,645,184
Pacer International, Inc.	43,685	717,745
UTI Worldwide, Inc.	114,500	2,299,160
		19,674,120

TOTAL EQUITIES (Cost $503,745,331)		516,965,880

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Investment Companies
Ares Capital Corp. (a)	46,333	25,946

TOTAL RIGHTS (Cost $0)		25,946

MUTUAL FUNDS - 0.5%
Financial Services — 0.0%
Government Reserve Investment Fund	6,547	6,547

Investment Companies — 0.5%
First Financial Fund	127,831	1,155,592
iShares Russell 2000 Value Index Fund (b)	21,500	1,409,755
		2,565,347

TOTAL MUTUAL FUNDS (Cost $3,700,731)		2,571,894

TOTAL LONG TERM INVESTMENTS (Cost $507,446,062)		519,563,720

		Principal
		Amount
SHORT-TERM INVESTMENTS — 11.1%

Cash Equivalents — 8.9% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	3,354,016	3,354,016
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	2,874,867	2,874,867
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	1,916,578	1,916,578
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	1,916,578	1,916,578
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	1,437,433	1,437,433
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	1,437,433	1,437,433
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	2,874,867	2,874,867

10

BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	1,437,433	1,437,433
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	1,437,433	1,437,433
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	1,220,423	1,220,423
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	958,289	958,289
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	2,874,867	2,874,867
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	1,437,433	1,437,433
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	1,677,005	1,677,005
Reserve Primary Money Market Fund (c)
		479,144	479,144
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	2,395,723	2,395,723
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	1,437,433	1,437,433
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	1,677,005	1,677,005
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	1,677,005	1,677,005
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	1,677,005	1,677,005
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	929,775	929,775
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	2,156,150	2,156,150
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	4,312,300	4,312,300
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	2,635,294	2,635,294
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	1,437,433	1,437,433
			47,668,922

Repurchase Agreements — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)		11,534,105	11,534,105

TOTAL SHORT-TERM INVESTMENTS (Cost $59,203,027)			59,203,027

TOTAL INVESTMENTS — 108.8% (Cost $566,649,089) (f)			$578,766,747

Other Assets/(Liabilities) — (8.8%)			(46,652,109)

NET ASSETS — 100.0%			$532,114,638

11

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $11,534,441. Collateralized by U.S. Government Agency obligations with rates ranging from 4.630% to 4.833%, a maturity date of 7/01/2035, and an aggregate market value, including accrued interest, of $11,764,887.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Small Cap Core Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.2%
COMMON STOCK — 97.2%
Advertising — 0.2%
Greenfield Online, Inc. (a)	2,800	33,208
Harte-Hanks, Inc.	5,300	72,451
Valuevision Media, Inc. Class A (a)	2,100	11,634
		117,293

Aerospace & Defense — 0.2%
Aerovironment, Inc. (a)	4,900	100,205
Triumph Group, Inc.	200	11,386
		111,591

Agriculture — 1.0%
Alliance One International, Inc. (a)	3,300	19,932
The Andersons, Inc.	500	22,305
Universal Corp.	6,900	452,157
		494,394

Airlines — 0.2%
ExpressJet Holdings, Inc. (a)	9,500	24,985
Pinnacle Airlines Corp. (a)	1,800	15,714
SkyWest, Inc.	1,800	38,016
		78,715

Apparel — 0.9%
Deckers Outdoor Corp. (a)	3,271	352,679
The Warnaco Group, Inc. (a)	2,200	86,768
		439,447

Auto Manufacturers — 0.1%
Wabash National Corp.	7,100	63,829

Automotive & Parts — 0.7%
Amerigon, Inc. (a)	5,500	81,400
Cooper Tire & Rubber Co.	12,100	181,137
Modine Manufacturing Co.	2,200	31,878
Standard Motor Products, Inc.	5,600	34,272
		328,687

Banks — 4.6%
Banco Latinoamericano de Exportaciones SA Class E	6,200	95,480
Banner Corp.	100	2,304
Boston Private Financial Holdings, Inc.	3,500	37,065
Capital City Bank Group, Inc. (b)	800	23,200
Cathay General Bancorp	5,800	120,234
Chemical Financial Corp.	100	2,384
City National Corp.	6,000	296,760
East West Bancorp, Inc.	14,000	248,500
First Community Bancorp (b)	14,000	375,900
First Merchants Corp.	1,100	31,394
First South Bancorp, Inc.	3	67

1

FirstMerit Corp.	2,400	49,584
Hanmi Financial Corp.	13,300	98,287
Preferred Bank	7,871	131,367
Signature Bank (a)	700	17,850
The South Financial Group, Inc.	9,900	147,114
SVB Financial Group (a) (b)	7,200	314,208
Texas Capital Bancshares, Inc. (a)	2,700	45,576
Umpqua Holdings Corp. (b)	10,600	164,406
Whitney Holding Corp.	1,100	27,269
		2,228,949

Beverages — 0.6%
Boston Beer Co., Inc. Class A (a)	1,400	66,556
Central European Distribution Corp. (a)	400	23,276
Green Mountain Coffee Roasters, Inc. (a)	1,300	41,145
Hansen Natural Corp. (a)	2,200	77,660
National Beverage Corp.	24	184
PepsiAmericas, Inc.	3,000	76,590
		285,411

Biotechnology — 1.6%
Celera Genomics Group - Applera Corp. (a)	13,050	191,835
Enzon Pharmaceuticals, Inc. (a) (b)	1,000	9,210
Exelixis, Inc. (a)	6,000	41,700
GenVec, Inc. (a) (b)	12,700	22,352
Illumina, Inc. (a)	1,700	129,030
Invitrogen Corp. (a)	100	8,547
Martek Biosciences Corp. (a)	1,900	58,083
Millennium Pharmaceuticals, Inc. (a)	14,406	222,717
RTI Biologics, Inc. (a)	6,200	58,590
XOMA Ltd. (a)	15,700	40,663
		782,727

Building Materials — 0.3%
Comfort Systems USA, Inc.	5,400	70,254
Gibraltar Industries, Inc.	3,100	36,363
LSI Industries, Inc.	4,200	55,482
NCI Building Systems, Inc. (a)	100	2,420
		164,519

Chemicals — 3.5%
CF Industries Holdings, Inc.	6,940	719,123
Innospec, Inc.	7,020	148,824
Metabolix, Inc. (a)	2,400	26,280
Minerals Technologies, Inc.	1,500	94,200
OM Group, Inc. (a)	2,500	136,350
Penford Corp.	1,400	30,422
ShengdaTech, Inc. (a) (b)	8,900	75,650
Spartech Corp.	1,500	12,675
Stepan Co.	1,100	42,053
Terra Industries, Inc. (a)	11,800	419,254
Zep, Inc.	900	14,598
		1,719,429

2

Coal — 0.5%
Alpha Natural Resources, Inc. (a)	5,100	221,544

Commercial Services — 6.3%
ABM Industries, Inc.	1,908	42,816
Albany Molecular Research, Inc. (a)	11,000	133,540
Arbitron, Inc.	2,300	99,268
Bowne & Co., Inc.	18,600	283,650
Capella Education Co. (a)	6,500	354,900
CDI Corp.	1,400	35,070
Chemed Corp.	1,100	46,420
Corinthian Colleges, Inc. (a)	3,300	23,859
Cornell Cos., Inc. (a)	500	11,230
CorVel Corp. (a)	3,858	118,016
DeVry, Inc.	5,000	209,200
Dollar Thrifty Automotive Group, Inc. (a)	3,300	45,012
DynCorp International, Inc. (a)	11,200	186,816
Healthcare Services Group, Inc.	1,600	33,024
Integrated Electrical Services, Inc. (a)	5,800	91,118
ITT Educational Services, Inc. (a)	1,700	78,081
Kelly Services, Inc. Class A	100	2,056
Morningstar, Inc. (a)	1,000	61,350
MPS Group, Inc. (a)	4,200	49,644
PharmaNet Development Group, Inc. (a)	9,700	244,731
PHH Corp. (a)	3,000	52,290
Premier Exhibitions, Inc. (a) (b)	14,168	85,575
Pre-Paid Legal Services, Inc. (a) (b)	7,500	318,075
Service Corp. International	100	1,014
Spherion Corp. (a)	40,883	250,204
Steiner Leisure Ltd. (a)	900	29,700
Stewart Enterprises, Inc. Class A	300	1,926
Strayer Education, Inc.	100	15,250
TNS, Inc. (a)	6,200	127,968
TrueBlue, Inc. (a)	1,400	18,816
Universal Technical Institute, Inc. (a)	2,100	24,633
		3,075,252

Computers — 2.7%
Ansoft Corp. (a)	7,077	215,990
Ciber, Inc. (a)	20,200	98,980
Hutchinson Technology, Inc. (a)	4,100	65,231
iGate Corp. (a)	9,000	64,080
Immersion Corp. (a)	14,800	105,228
Lexmark International, Inc. Class A (a)	300	9,216
Magma Design Automation, Inc. (a)	18,000	172,260
Manhattan Associates, Inc. (a)	4,200	96,306
Mercury Computer Systems, Inc. (a)	1,700	9,554
Quantum Corp. (a)	51,500	110,210
SYKES Enterprises, Inc. (a)	73	1,284
Synaptics, Inc. (a)	3,151	75,246
Synopsys, Inc. (a)	10,555	239,704
Syntel, Inc.	1,300	34,645
		1,297,934

3

Cosmetics & Personal Care — 0.2%
Elizabeth Arden, Inc. (a)	4,100	81,795

Distribution & Wholesale — 0.6%
Ingram Micro, Inc. Class A (a)	3,200	50,656
Owens & Minor, Inc.	1,600	62,944
Tech Data Corp. (a)	5,305	174,004
		287,604

Diversified Financial — 1.7%
Calamos Asset Management, Inc. Class A	2,500	40,700
Eaton Vance Corp.	1,300	39,663
Federated Investors, Inc. Class B	1,400	54,824
GAMCO Investors, Inc. Class A	1,300	65,468
Greenhill & Co., Inc.	4,700	326,932
Janus Capital Group, Inc.	3,485	81,096
optionsXpress Holdings, Inc.	7,700	159,467
Piper Jaffray Cos. (a)	1,700	57,732
Sanders Morris Harris Group, Inc.	1,824	14,884
		840,766

Electric — 1.4%
Alliant Energy Corp.	700	24,507
Aquila, Inc. (a)	6,900	22,149
Black Hills Corp.	2,200	78,716
Central Vermont Public Service Corp. (b)	3,800	90,820
OGE Energy Corp.	45	1,403
Otter Tail Corp.	1,400	49,546
Pepco Holdings, Inc.	600	14,832
Pinnacle West Capital Corp.	3,200	112,256
PNM Resources, Inc.	3,900	48,633
Portland General Electric Co.	4,900	110,495
Unisource Energy Corp.	2,700	60,102
Westar Energy, Inc.	3,600	81,972
		695,431

Electrical Components & Equipment — 2.1%
Belden, Inc.	4,555	160,883
C&D Technologies, Inc. (a)	13,900	69,778
Coleman Cable, Inc. (a)	613	6,743
Encore Wire Corp. (b)	8,700	158,427
EnerSys (a)	1,400	33,488
Graftech International Ltd. (a)	19,700	319,337
Powell Industries, Inc. (a)	1,000	39,370
Superior Essex, Inc. (a)	7,243	203,673
Vicor Corp.	3,100	37,014
		1,028,713

Electronics — 3.4%
Analogic Corp.	5,600	372,624
Avnet, Inc. (a)	6,200	202,926
Benchmark Electronics, Inc. (a)	1,500	26,925
Coherent, Inc. (a)	2,000	55,780
Cubic Corp.	8,300	235,969

4

FLIR Systems, Inc. (a)	2,800	84,252
II-VI, Inc. (a)	200	7,596
Methode Electronics, Inc.	8,000	93,520
National Instruments Corp.	2,500	65,350
PerkinElmer, Inc.	5,300	128,525
Sonic Solutions, Inc. (a)	1,200	11,580
Taser International, Inc. (a)	3,300	31,020
TTM Technologies, Inc. (a)	1,600	18,112
Varian, Inc. (a)	5,100	295,392
Woodward Governor Co.	2,000	53,440
		1,683,011

Engineering & Construction — 0.8%
KBR, Inc.	700	19,411
Michael Baker Corp. (a)	700	15,722
Perini Corp. (a)	6,800	246,364
Stanley, Inc. (a)	3,100	91,326
		372,823

Entertainment — 0.0%
Bally Technologies, Inc. (a)	200	6,868

Environmental Controls — 0.3%
Calgon Carbon Corp. (a)	8,300	124,915

Foods — 3.3%
Cal-Maine Foods, Inc. (b)	6,700	223,646
Chiquita Brands International, Inc. (a)	13,200	305,052
Fresh Del Monte Produce, Inc. (a)	9,300	338,520
Nash Finch Co. (b)	6,100	207,278
Performance Food Group Co. (a)	12,072	394,513
Village Super Market, Inc. Class A	200	10,300
Winn-Dixie Stores, Inc. (a) (b)	7,600	136,496
		1,615,805

Forest Products & Paper — 1.1%
Buckeye Technologies, Inc. (a)	3,300	36,828
Domtar Corp. (a)	200	1,366
Potlatch Corp.	2,700	111,429
Temple-Inland, Inc.	2,000	25,440
United Stationers, Inc. (a)	7,100	338,670
		513,733

Gas — 0.6%
Atmos Energy Corp.	1,800	45,900
New Jersey Resources Corp.	5,800	180,090
Northwest Natural Gas Co.	1,500	65,160
WGL Holdings, Inc.	400	12,824
		303,974

Hand & Machine Tools — 0.2%
Baldor Electric Co.	1,400	39,200
Hardinge, Inc.	4,300	59,168
		98,368

5

Health Care - Products — 2.9%
Abaxis, Inc. (a)	1,400	32,438
ArthoCare Corp. (a)	3,100	103,385
Bruker Corp. (a)	3,488	53,680
Cepheid, Inc. (a)	5,700	139,023
CONMED Corp. (a)	12,900	330,756
Cynosure, Inc. Class A (a)	500	10,650
Hologic, Inc. (a)	300	16,680
Invacare Corp.	8,800	196,064
Kinetic Concepts, Inc. (a)	5,100	235,773
Medical Action Industries, Inc. (a)	2,300	37,789
Osteotech, Inc. (a)	7,600	36,100
Quidel Corp. (a)	3,600	57,816
Sonic Innovations, Inc. (a)	8,500	41,055
SurModics, Inc. (a) (b)	2,300	96,324
Trans1, Inc. (a)	1,200	13,980
Zoll Medical Corp. (a)	236	6,275
		1,407,788

Health Care - Services — 1.3%
Apria Healthcare Group, Inc. (a) (c)	9,400	185,650
Kindred Healthcare, Inc. (a)	9,600	209,952
Magellan Health Services, Inc. (a)	300	11,907
Molina Healthcare, Inc. (a) (b)	3,700	90,354
RehabCare Group, Inc. (a)	8,800	132,000
		629,863

Home Builders — 0.1%
Coachmen Industries, Inc.	1,500	4,470
Monaco Coach Corp.	3,800	36,024
		40,494

Home Furnishing — 0.1%
Hooker Furniture Corp.	2,100	46,914
Tempur-Pedic International, Inc.	1,200	13,200
		60,114

Household Products — 0.8%
American Greetings Corp. Class A	10,100	187,355
Fossil, Inc. (a)	5,400	164,916
Tupperware Brands Corp.	700	27,076
		379,347

Insurance — 4.0%
American Physicians Capital, Inc.	3,700	171,532
Amtrust Financial Services, Inc.	3,300	53,493
Aspen Insurance Holdings Ltd. (b)	20,500	540,790
Assured Guaranty Ltd.	5,900	140,066
Castlepoint Holdings Ltd.	1,100	10,703
Endurance Specialty Holdings Ltd.	7,000	256,200
Flagstone Reinsurance Holdings Ltd	6,100	73,810
IPC Holdings Ltd.	1,100	30,800
Max Capital Group Ltd.	13,000	340,470

6

NYMAGIC, Inc.	500	11,355
Platinum Underwriters Holdings Ltd.	6,500	210,990
SeaBright Insurance Holdings (a)	3,200	47,136
Stewart Information Services Corp.	2,400	67,176
Universal American Corp. (a)	1,500	15,900
		1,970,421

Internet — 5.1%
1-800-Flowers.com, Inc. Class A (a)	12,000	102,120
Art Technology Group, Inc. (a)	4,100	15,908
Asiainfo Holdings, Inc. (a)	20,800	225,888
Avocent Corp. (a)	3,700	62,530
Blue Coat Systems, Inc. (a)	7,200	158,688
Blue Nile, Inc. (a) (b)	3,200	173,280
Chordiant Software, Inc. (a)	25,100	151,353
CMGI, Inc. (a)	7,400	98,124
CyberSources Corp. (a)	1,567	22,894
EarthLink, Inc. (a)	8,300	62,665
eResearch Technology, Inc. (a)	11,000	136,620
Global Sources Ltd. (a)	1,100	16,335
Infospace, Inc.	6,100	70,577
Interwoven, Inc. (a)	23,475	250,713
On2 Technologies, Inc. (a) (b)	54,500	55,590
RealNetworks, Inc. (a)	12,700	72,771
S1 Corp. (a)	24,026	170,825
Sapient Corp. (a)	17,300	120,408
Secure Computing Corp. (a)	4,000	25,800
Shutterfly, Inc. (a)	5,800	86,246
Sohu.com, Inc. (a)	1,600	72,208
Vasco Data Security International, Inc. (a)	600	8,208
Vignette Corp. (a)	19,900	262,879
Vocus, Inc. (a)	3,100	81,840
		2,504,470

Investment Companies — 0.3%
Capital Southwest Corp.	1,200	148,464

Iron & Steel — 0.7%
Carpenter Technology Corp.	400	22,388
Olympic Steel, Inc.	2,300	103,730
Schnitzer Steel Industries, Inc. Class A	2,800	198,856
		324,974

Leisure Time — 0.7%
Multimedia Games, Inc. (a) (b)	7,900	42,186
Polaris Industries, Inc. (b)	6,700	274,767
		316,953

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc. (a)	600	23,256
Bucyrus International, Inc. Class A	400	40,660
		63,916

7

Machinery - Diversified — 2.0%
AGCO Corp. (a)	3,000	179,640
Applied Industrial Technologies, Inc.	4,300	128,527
Chart Industries, Inc. (a)	3,100	104,904
Cognex Corp.	700	15,281
Columbus McKinnon Corp. (a)	2,300	71,254
Gorman-Rupp Co.	500	16,445
Hurco Cos., Inc. (a)	2,200	102,916
Kadant, Inc. (a)	100	2,938
Lindsay Corp.	500	51,235
NACCO Industries, Inc. Class A	900	72,846
Tecumseh Products Co. Class A (a)	7,700	236,236
Twin Disc, Inc.	600	9,492
		991,714

Manufacturing — 1.7%
A.O. Smith Corp.	200	6,574
Acuity Brands, Inc.	1,200	51,540
AZZ, Inc. (a)	3,100	110,298
EnPro Industries, Inc. (a)	74	2,308
Griffon Corp. (a)	1,000	8,600
Koppers Holdings, Inc.	2,000	88,620
LSB Industries, Inc. (a) (b)	2,400	35,376
Lydall, Inc. (a)	3,800	43,510
SPX Corp.	1,064	111,614
Tredegar Corp.	19,400	353,274
Trimas Corp. (a)	5,700	30,039
		841,753

Media — 0.3%
AH Belo Corp. Class A (a)	400	4,572
Belo Corp. Class A (c)	2,000	21,140
CTC Media, Inc. (a) (b)	1,300	36,075
Lin TV Corp. Class A (a)	4,100	39,401
Media General, Inc. Class A	1,000	14,020
Scholastic Corp. (a)	1,100	33,297
		148,505

Metal Fabricate & Hardware — 2.0%
Ampco-Pittsburgh Corp.	1,700	73,083
Circor International, Inc.	1,000	46,250
Dynamic Materials Corp.	200	8,640
L.B. Foster Co. Class A (a)	1,900	81,814
Mueller Industries, Inc.	1,200	34,620
Quanex Corp. (b)	3,400	175,916
Sun Hydraulics Corp.	9,150	267,821
Valmont Industries, Inc.	600	52,734
Worthington Industries, Inc.	13,178	222,313
		963,191

Mining — 0.6%
Brush Engineered Materials, Inc. (a)	500	12,835
Compass Minerals International, Inc.	1,900	112,062
Hecla Mining Co. (a) (b)	2,500	27,900
Horsehead Holding Corp. (a)	800	9,264
Kaiser Aluminum Corp.	1,700	117,810
		279,871

8

Office Equipment/Supplies — 0.3%
Ikon Office Solutions, Inc.	22,099	167,952

Office Furnishings — 0.6%
Herman Miller, Inc.	7,400	181,818
HNI Corp.	4,500	121,005
		302,823

Oil & Gas — 4.6%
Atwood Oceanics, Inc. (a)	200	18,344
Berry Petroleum Co. Class A	1,300	60,437
Bill Barrett Corp. (a) (b)	3,300	155,925
Bois d’Arc Energy, Inc. (a)	3,600	77,364
Bronco Drilling Co., Inc. (a)	3,100	49,941
Concho Resources, Inc. (a)	1,200	30,768
Delek US Holdings, Inc.	2,600	32,942
Energy Partners Ltd. (a)	7,600	71,972
Harvest Natural Resources, Inc. (a)	5,388	64,979
Mariner Energy, Inc. (a)	3,700	99,937
Petroleum Development Corp. (a)	800	55,416
Petroquest Energy, Inc. (a)	2,000	34,680
Rex Energy Corp. (a)	800	13,312
Rosetta Resources, Inc. (a)	13,900	273,413
Stone Energy Corp. (a)	12,600	659,106
Swift Energy Co. (a)	12,000	539,880
W&T Offshore, Inc.	300	10,233
		2,248,649

Oil & Gas Services — 1.7%
Cal Dive International, Inc. (a)	13,900	144,282
Dawson Geophysical Co. (a)	1,600	108,000
Global Industries Ltd. (a)	11,800	189,862
Gulf Island Fabrication, Inc.	2,200	63,184
Lufkin Industries, Inc.	300	19,146
NATCO Group, Inc. Class A (a)	1,600	74,800
Newpark Resources, Inc. (a)	3,500	17,850
Superior Offshore International, Inc. (a)	5,825	19,281
Trico Marine Services, Inc. (a)	800	31,176
Union Drilling, Inc. (a)	1,400	24,486
Willbros Group, Inc. (a)	3,700	113,220
		805,287

Pharmaceuticals — 2.8%
Alkermes, Inc. (a)	5,300	62,964
BioMarin Pharmaceuticals, Inc. (a)	900	31,833
Caraco Pharmceutical Laboratories Ltd. (a)	10,920	196,014
Cubist Pharmaceuticals, Inc. (a)	12,900	237,618
Emergent Biosolutions, Inc. (a)	2,300	20,516
Javelin Pharmaceuticals, Inc. (a)	545	1,531
Nabi Biopharmaceuticals (a)	8,500	34,170
Obagi Medical Products, Inc. (a)	1,800	15,624

9

OSI Pharmaceuticals, Inc. (a)	7,600	284,164
Par Pharmaceutical Cos., Inc. (a)	3,600	62,604
PharMerica Corp. (a)	1,000	16,570
Poniard Pharmaceuticals, Inc. (a)	4,809	16,110
United Therapeutics Corp. (a)	1,100	95,370
Vivus, Inc. (a)	6,300	37,989
Watson Pharmaceuticals, Inc. (a)	6,600	193,512
Xenoport, Inc. (a)	2,100	84,987
		1,391,576

Real Estate — 0.5%
Jones Lang Lasalle, Inc.	3,200	247,488

Real Estate Investment Trusts (REITS) — 6.5%
Agree Realty Corp.	2,700	74,115
AMB Property Corp.	5,800	315,636
Anthracite Capital, Inc. (c)	13,501	89,107
Capital Trust, Inc. Class A	100	2,695
DCT Industrial Trust, Inc.	3,300	32,868
Douglas Emmett, Inc.	2,700	59,562
Education Realty Trust, Inc.	800	10,056
Entertainment Properties Trust	9,000	443,970
Equity One, Inc.	100	2,397
Federal Realty Investment Trust	3,400	265,030
LTC Properties, Inc.	400	10,284
Medical Properties Trust, Inc. (b)	23,860	270,095
National Health Investors, Inc.	1,000	31,250
Nationwide Health Properties, Inc.	4,900	165,375
Post Properties, Inc.	11,400	440,268
Regency Centers Corp.	7,000	453,320
Taubman Centers, Inc.	6,300	328,230
Ventas, Inc.	4,300	193,113
		3,187,371

Retail — 6.0%
Aeropostale, Inc. (a)	6,200	168,082
Asbury Automotive Group, Inc.	1,997	27,479
AutoNation, Inc. (a)	13,800	206,586
Bell Microproducts, Inc. (a)	15,100	30,804
Bob Evans Farms, Inc.	3,700	102,083
The Buckle, Inc.	4,900	219,177
California Pizza Kitchen, Inc. (a)	3,700	48,507
Casey’s General Stores, Inc.	1,000	22,600
Chipotle Mexican Grill, Inc. Class B (a)	4,400	427,196
Eddie Bauer Holdings, Inc. (a)	500	1,945
GameStop Corp. Class A (a)	2,800	144,788
The Gymboree Corp. (a)	5,000	199,400
Insight Enterprises, Inc. (a)	1,500	26,250
J. Crew Group, Inc. (a)	4,200	185,514
Jack in the Box, Inc. (a)	6,600	177,342
Jo-Ann Stores, Inc. (a)	5,600	82,488
Jones Apparel Group, Inc.	3,000	40,260
Landry’s Restaurants, Inc. (b)	7,600	123,728
O’Charley’s, Inc.	16,500	190,080

10

The Pantry, Inc. (a)	1,200	25,296
PriceSmart, Inc.	4,726	130,957
RadioShack Corp. (b)	9,800	159,250
Rush Enterprises, Inc. Class A (a)	6,448	102,136
School Specialty, Inc. (a)	700	22,078
Systemax, Inc.	4,400	53,064
World Fuel Services Corp.	1,100	30,877
		2,947,967

Savings & Loans — 1.2%
BankFinancial Corp.	600	9,546
Brookline Bancorp, Inc.	255	2,927
Provident Financial Services, Inc.	40,700	575,498
TierOne Corp.	1,000	11,280
		599,251

Semiconductors — 1.6%
Advanced Analogic Technologies, Inc. (a)	5,400	30,348
Cabot Microelectronics Corp. (a)	500	16,075
Credence Systems Corp. (a)	10,800	18,360
Emulex Corp. (a)	3,600	58,464
Exar Corp. (a)	129	1,062
Intersil Corp. Class A	900	23,103
MIPS Technologies, Inc. (a)	5,300	20,988
Monolithic Power Systems, Inc. (a)	10,700	188,641
QLogic Corp. (a)	1,200	18,420
Skyworks Solutions, Inc. (a)	33,800	246,064
Varian Semiconductor Equipment Associates, Inc. (a)	3,900	109,785
Zoran Corp. (a)	2,300	31,418
		762,728

Software — 4.5%
Actuate Corp. (a)	3,200	13,120
Advent Software, Inc. (a) (b)	6,300	268,506
Ansys, Inc. (a)	2,000	69,040
Bottomline Technologies, Inc. (a)	2,700	34,020
Captaris, Inc. (a)	18,694	82,627
Compuware Corp. (a)	5,600	41,104
Concur Technologies, Inc. (a)	5,100	158,355
Double-Take Software, Inc. (a)	3,300	38,544
Fair Isaac Corp.	9,300	200,136
JDA Software Group, Inc. (a)	5,000	91,250
Lawson Software, Inc. (a)	8,794	66,219
MicroStrategy, Inc. Class A (a)	1,200	88,788
Novell, Inc. (a)	16,600	104,414
Omniture, Inc. (a)	4,600	106,766
Pegasystems, Inc.	3,200	30,816
Phase Forward, Inc. (a)	8,000	136,640
Phoenix Technologies Ltd. (a)	9,500	148,770
PROS Holdings, Inc. (a)	1,200	15,060
QAD, Inc.	1,700	14,297
RightNow Technologies, Inc. (a)	2,300	27,370
SeaChange International, Inc. (a)	5,500	38,665
SEI Investments Co.	400	9,876

11

SPSS, Inc. (a)	1,700	65,926
Synchronoss Technologies, Inc. (a)	5,200	104,156
SYNNEX Corp. (a)	300	6,366
Take-Two Interactive Software, Inc. (a)	900	22,968
Taleo Corp. Class A (a)	11,900	230,860
		2,214,659

Telecommunications — 3.0%
ADTRAN, Inc.	12,300	227,550
Applied Signal Technology, Inc.	4,800	56,640
Atheros Communications, Inc. (a)	1,100	22,924
Atlantic Tele-Network, Inc.	2,700	91,341
Cbeyond, Inc. (a)	6,100	114,619
CommScope, Inc. (a)	100	3,483
EMS Technologies, Inc. (a)	1,300	35,282
Foundry Networks, Inc. (a)	3,500	40,530
Iowa Telecommunications Services, Inc.	100	1,773
Loral Space & Communications, Inc. (a)	200	4,768
Novatel Wireless, Inc. (a)	11,700	113,256
NTELOS Holdings Corp.	12,600	304,920
Plantronics, Inc.	3,000	57,930
Polycom, Inc. (a)	2,100	47,334
Premiere Global Services, Inc. (a)	8,300	119,022
SureWest Communications (b)	9,400	145,324
Switch & Data Facilities Co., Inc. (a)	400	4,084
Tellabs, Inc. (a)	5,300	28,885
USA Mobility, Inc. (a)	4,600	32,844
		1,452,509

Transportation — 2.1%
Arkansas Best Corp. (b)	4,100	130,626
Dynamex, Inc. (a)	1,300	32,890
Genco Shipping & Trading Ltd.	100	5,643
General Maritime Corp.	12,800	302,208
Golar LNG Ltd.	900	16,443
Gulfmark Offshore, Inc. (a)	12	657
Heartland Express, Inc.	1,500	21,390
J.B. Hunt Transport Services, Inc.	1,677	52,708
Knightsbridge Tankers Ltd.	2,400	64,032
Marten Transport Ltd. (a)	1,900	29,488
Overseas Shipholding Group, Inc.	7	490
Pacer International, Inc.	1,800	29,574
PHI, Inc. (a)	500	15,770
TBS International Ltd. (a)	4,800	144,960
Werner Enterprises, Inc. (b)	10,300	191,168
		1,038,047

TOTAL EQUITIES
(Cost $55,193,897)		47,501,672

12

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.7%

Cash Equivalents — 7.7% (e)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	265,996	265,996
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	227,997	227,997
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	151,998	151,998
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	151,998	151,998
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	113,998	113,998
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	113,998	113,998
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	227,987	227,987
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	113,998	113,998
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	114,009	114,009
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	96,788	96,788
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	75,999	75,999
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	227,997	227,997
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	113,998	113,998
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	132,998	132,998
Reserve Primary Money Market Fund (d)
		37,999	37,999
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	189,997	189,997
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	113,998	113,998
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	132,998	132,998
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	132,998	132,998
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	132,998	132,998
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	73,738	73,738
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	170,997	170,997
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	341,995	341,995
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	208,997	208,997
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	113,998	113,998
			3,780,472

13

Repurchase Agreements — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (f)	1,454,371

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,234,843)	5,234,843

TOTAL INVESTMENTS — 107.9%
(Cost $60,428,740) (g)	$52,736,515

Other Assets/(Liabilities) — (7.9%)	(3,869,214)

NET ASSETS — 100.0%	$48,867,301

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	Principal amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $1,454,413. Collateralized by U.S. Government Agency obligations with rates ranging from 3.118% to 4.389%, maturity dates ranging from 5/01/2035 to 5/15/2035, and an aggregate market value, including accrued interest, of $1,483,943.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Select Mid Cap Growth Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK — 98.3%
Advertising — 1.0%
Focus Media Holding Ltd. ADR (China) (a) (b)	40,160	1,411,624

Aerospace & Defense — 1.1%
Safran SA	25,800	528,732
Teledyne Technologies, Inc. (a)	20,400	958,800
		1,487,532

Agriculture — 0.6%
Bunge Ltd.	8,600	747,168

Auto Manufacturers — 0.5%
Paccar, Inc.	15,800	711,000

Banks — 1.4%
Huntington Bancshares, Inc.	21,600	232,200
Julius Baer Holding AG	10,478	773,984
Northern Trust Corp.	12,520	832,204
		1,838,388

Beverages — 1.5%
Central European Distribution Corp. (a)	9,150	532,438
Hansen Natural Corp. (a)	17,600	621,280
Molson Coors Brewing Co. Class B	15,550	817,463
		1,971,181

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	7,540	447,122
Charles River Laboratories International, Inc. (a)	30,540	1,800,028
Regeneron Pharmaceuticals, Inc. (a)	19,200	368,448
		2,615,598

Chemicals — 3.0%
Air Products & Chemicals, Inc.	11,210	1,031,320
Celanese Corp. Class A	9,070	354,183
FMC Corp.	12,000	665,880
Kingboard Chemical Holdings Ltd.	202,000	720,215
The Mosaic Co. (a)	7,360	755,136
Terra Industries, Inc. (a)	16,500	586,245
		4,112,979

Coal — 1.6%
CONSOL Energy, Inc.	31,140	2,154,577

Commercial Services — 6.5%
Apollo Group, Inc. Class A (a)	17,100	738,720
FTI Consulting, Inc. (a)	10,160	721,766
Global Payments, Inc.	9,700	395,857
Interactive Data Corp.	30,680	873,460
Iron Mountain, Inc. (a)	16,800	444,192

1

Mastercard, Inc. Class A	4,680	1,043,593
McKesson Corp.	21,100	1,105,007
Net 1 UEPS Technologies, Inc. (a)	28,200	635,910
Pharmaceutical Product Development, Inc.	17,200	720,680
Sotheby’s (b)	11,400	329,574
VistaPrint Ltd. (a)	15,890	555,355
Western Union Co.	59,820	1,272,371
		8,836,485

Computers — 1.0%
DST Systems, Inc. (a)	9,840	646,882
NetApp, Inc. (a)	38,000	761,900
		1,408,782

Cosmetics & Personal Care — 1.0%
Alberto-Culver Co.	34,480	945,097
Chattem, Inc. (a)	6,650	441,161
		1,386,258

Distribution & Wholesale — 0.4%
LKQ Corp. (a)	25,360	569,839

Diversified Financial — 3.7%
BlackRock, Inc. (b)	5,840	1,192,411
Federated Investors, Inc. Class B	10,270	402,173
Interactive Brokers Group, Inc. (a)	14,270	366,311
IntercontinentalExchange, Inc. (a)	3,860	503,730
Invesco Ltd.	38,200	930,552
MF Global Ltd. (a)	36,530	362,012
T. Rowe Price Group, Inc.	26,310	1,315,500
		5,072,689

Electric — 0.9%
Constellation Energy Group, Inc.	6,630	585,230
NRG Energy, Inc. (a)	8,210	320,108
Reliant Energy, Inc. (a)	16,160	382,184
		1,287,522

Electrical Components & Equipment — 0.7%
Ametek, Inc.	21,560	946,700

Electronics — 1.1%
Dolby Laboratories, Inc. Class A (a)	6,850	248,381
FLIR Systems, Inc. (a) (b)	40,800	1,227,672
		1,476,053

Energy - Alternate Sources — 1.5%
Covanta Holding Corp. (a)	45,410	1,248,775
First Solar, Inc. (a)	3,670	848,284
		2,097,059

Engineering & Construction — 0.8%
Fluor Corp.	3,790	534,996
The Shaw Group, Inc. (a)	10,960	516,654
		1,051,650

2

Entertainment — 1.3%
DreamWorks Animation SKG, Inc. Class A (a)	29,800	768,244
International Game Technology	23,300	936,893
		1,705,137

Environmental Controls — 1.0%
Mine Safety Appliances Co. (b)	19,700	811,443
Stericycle, Inc. (a)	11,810	608,215
		1,419,658

Hand & Machine Tools — 0.7%
Snap-on, Inc.	18,200	925,470

Health Care - Products — 4.7%
C.R. Bard, Inc.	4,690	452,116
Dentsply International, Inc.	13,990	540,014
Henry Schein, Inc. (a)	11,320	649,768
Hologic, Inc. (a)	18,250	1,014,700
Intuitive Surgical, Inc. (a)	3,130	1,015,215
Mindray Medical International Ltd. ADR (China)	22,000	636,680
St. Jude Medical, Inc. (a)	23,900	1,032,241
Zimmer Holdings, Inc. (a)	13,500	1,051,110
		6,391,844

Health Care - Services — 0.8%
Covance, Inc. (a)	4,330	359,260
Coventry Health Care, Inc. (a)	16,900	681,915
		1,041,175

Home Builders — 0.8%
D.R. Horton, Inc.	29,990	472,342
Pulte Homes, Inc.	46,410	675,265
		1,147,607

Household Products — 0.8%
Jarden Corp. (a)	49,300	1,071,782

Housewares — 0.2%
Newell Rubbermaid, Inc.	10,400	237,848

Insurance — 0.8%
Aon Corp.	13,480	541,896
Assurant, Inc.	9,220	561,129
		1,103,025

Internet — 4.8%
Akamai Technologies, Inc. (a)	18,570	522,931
Equinix, Inc. (a)	11,400	757,986
McAfee, Inc. (a)	60,400	1,998,636
Priceline.com, Inc. (a)	6,020	727,577
VeriSign, Inc. (a)	61,650	2,049,246
Websense, Inc. (a)	24,210	453,938
		6,510,314

3

Iron & Steel — 1.9%
Steel Dynamics, Inc.	43,600	1,440,544
United States Steel Corp.	8,700	1,103,769
		2,544,313

Leisure Time — 0.6%
WMS Industries, Inc. (a)	23,650	850,691

Lodging — 0.4%
Wynn Resorts Ltd.	4,720	475,021

Machinery - Construction & Mining — 0.5%
Joy Global, Inc.	10,300	671,148

Machinery - Diversified — 3.1%
AGCO Corp. (a) (b)	18,940	1,134,127
Cummins, Inc.	22,200	1,039,404
Flowserve Corp.	19,620	2,047,936
		4,221,467

Manufacturing — 1.7%
Harsco Corp.	12,500	692,250
Pall Corp.	27,600	967,932
SPX Corp.	6,750	708,075
		2,368,257

Media — 0.3%
Central European Media Enterprises Ltd. (a)	5,390	459,390

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	4,290	437,923

Mining — 1.9%
Agnico-Eagle Mines Ltd.	3,970	268,809
Cameco Corp.	28,800	948,672
Freeport-McMoRan Copper & Gold, Inc.	6,740	648,523
Kinross Gold Corp.	31,900	705,309
		2,571,313

Oil & Gas — 6.5%
Chesapeake Energy Corp.	28,790	1,328,659
Denbury Resources, Inc. (a)	16,210	462,796
Diamond Offshore Drilling, Inc.	6,070	706,548
EOG Resources, Inc.	8,600	1,032,000
Forest Oil Corp. (a)	14,800	724,608
Quicksilver Resources, Inc. (a)	24,150	882,200
Range Resources Corp.	25,890	1,642,721
Southwestern Energy Co. (a)	21,540	725,683
Ultra Petroleum Corp. (a) (b)	18,220	1,412,050
		8,917,265

4

Oil & Gas Services — 1.5%
National Oilwell Varco, Inc. (a)	7,880	460,034
Weatherford International Ltd. (a)	21,260	1,540,712
		2,000,746

Packaging & Containers — 2.6%
Owens-IIlinois, Inc. (a)	34,680	1,956,992
Rexam PLC Sponsored ADR (United Kingdom)	17,200	734,440
Sealed Air Corp.	31,500	795,375
		3,486,807

Pharmaceuticals — 6.9%
Alkermes, Inc. (a)	30,400	361,152
Allergan, Inc.	18,510	1,043,779
Amylin Pharmaceuticals, Inc. (a) (b)	24,400	712,724
Auxilium Pharmaceuticals, Inc. (a) (b)	12,400	331,576
Barr Pharmaceuticals, Inc. (a)	18,070	872,962
BioMarin Pharmaceuticals, Inc. (a)	19,280	681,934
Cephalon, Inc. (a)	14,900	959,560
Elan Corp. PLC Sponsored ADR (Ireland) (a)	32,200	671,692
Express Scripts, Inc. (a)	18,950	1,218,864
The Medicines Co. (a)	18,800	379,760
Shionogi & Co. Ltd.	53,100	906,513
Shire PLC Sponsored ADR (United Kingdom)	8,010	464,260
United Therapeutics Corp. (a)	5,900	511,530
ZymoGenetics, Inc. (a) (b)	24,700	242,060
		9,358,366

Pipelines — 0.9%
Questar Corp.	9,870	558,247
The Williams Cos., Inc.	21,430	706,761
		1,265,008

Real Estate Investment Trusts (REITS) — 0.3%
Public Storage	4,530	401,449

Retail — 8.6%
Advance Auto Parts, Inc.	20,200	687,810
BJ’s Wholesale Club, Inc. (a)	34,300	1,224,167
Chipotle Mexican Grill, Inc. Class A (a)	4,830	547,867
Coach, Inc. (a)	24,470	737,771
Darden Restaurants, Inc.	13,800	449,190
Dick’s Sporting Goods, Inc. (a)	28,990	776,352
GameStop Corp. Class A (a)	18,890	976,802
The Gap, Inc.	43,300	852,144
Guess?, Inc.	27,480	1,112,116
Kohl’s Corp. (a)	16,400	703,396
Liz Claiborne, Inc. (b)	19,800	359,370
Nordstrom, Inc.	24,050	784,030
Staples, Inc.	14,900	329,439
SuperValu, Inc.	16,400	491,672
The TJX Cos., Inc.	28,720	949,770
Urban Outfitters, Inc. (a)	22,400	702,240
		11,684,136

5

Savings & Loans — 0.8%
Hudson City Bancorp, Inc.	46,190	816,639
Washington Mutual, Inc.	28,000	288,400
		1,105,039

Semiconductors — 3.7%
Altera Corp.	38,200	704,026
Cavium Networks, Inc. (a) (b)	24,210	397,044
Lam Research Corp. (a)	17,600	672,672
Marvell Technology Group Ltd. (a)	62,000	674,560
MEMC Electronic Materials, Inc. (a)	12,950	918,155
Microchip Technology, Inc.	28,320	926,914
Varian Semiconductor Equipment Associates, Inc. (a)	27,180	765,117
		5,058,488

Software — 4.1%
Activision, Inc. (a)	24,630	672,645
BMC Software, Inc. (a)	26,100	848,772
Citrix Systems, Inc. (a)	11,400	334,362
Informatica Corp. (a)	42,570	726,244
Nuance Communications, Inc. (a)	54,000	940,140
Omniture, Inc. (a) (b)	18,150	421,262
Salesforce.com, Inc. (a)	14,680	849,532
UBISOFT Entertainment (a)	9,200	793,247
		5,586,204

Telecommunications — 2.1%
Atheros Communications, Inc. (a)	16,130	336,149
Crown Castle International Corp. (a)	15,130	521,834
Juniper Networks, Inc. (a)	33,330	833,250
Millicom International Cellular SA (a)	6,000	567,300
Nice Systems Ltd. ADR (Isreal) (a)	21,800	615,196
		2,873,729

Toys, Games & Hobbies — 0.7%
Marvel Entertainment, Inc. (a)	37,300	999,267

Transportation — 2.8%
C.H. Robinson Worldwide, Inc.	13,200	718,080
Con-way, Inc.	11,100	549,228
CSX Corp.	13,380	750,217
Expeditors International of Washington, Inc.	19,880	898,178
Kansas City Southern (a)	12,800	513,408
Ryder System, Inc.	6,940	422,715
		3,851,826

TOTAL EQUITIES (Cost $139,202,654)		133,924,797

6

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.5%

Cash Equivalents — 4.2% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	400,660	400,660
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	343,423	343,423
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	228,948	228,948
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	228,948	228,948
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	171,711	171,711
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	171,711	171,711
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	343,423	343,423
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	171,711	171,711
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	171,711	171,711
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	145,788	145,788
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	114,474	114,474
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	343,423	343,423
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	171,711	171,711
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	200,329	200,329
Reserve Primary Money Market Fund (c)
		57,237	57,237
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	286,186	286,186
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	171,711	171,711
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	200,329	200,329
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	200,329	200,329
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	200,329	200,329
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	111,068	111,068
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	257,568	257,568
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	515,134	515,134
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	314,804	314,804
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	171,711	171,711
			5,694,377

7

Repurchase Agreements — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)	1,799,990	1,799,990

TOTAL SHORT-TERM INVESTMENTS (Cost $7,494,367)		7,494,367

TOTAL INVESTMENTS — 103.8% (Cost $146,697,021) (f)		$141,419,164

Other Assets/(Liabilities) — (3.8%)		(5,164,390)

NET ASSETS — 100.0%		$136,254,774

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,800,043. Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, a maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $1,837,209.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Mid Cap Growth Equity II Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.3%
COMMON STOCK — 97.3%
Advertising — 1.8%
Clear Channel Outdoor Holdings, Inc. Class A (a) (b)	354,500	6,739,045
Focus Media Holding Ltd. ADR (China) (a) (b)	55,100	1,936,765
Lamar Advertising Co. Class A (a) (b)	336,900	12,104,817
Omnicom Group, Inc.	73,300	3,238,394
		24,019,021

Aerospace & Defense — 2.0%
Alliant Techsystems, Inc. (a) (b)	100,900	10,446,177
Empresa Brasileira de Aeronautica SA ADR (Brazil)	43,600	1,722,636
Rockwell Collins, Inc.	254,200	14,527,530
		26,696,343

Airlines — 0.7%
SkyWest, Inc.	35,500	749,760
Southwest Airlines Co.	707,400	8,771,760
		9,521,520

Auto Manufacturers — 0.5%
Oshkosh Corp.	143,000	5,188,040
Paccar, Inc.	35,200	1,584,000
		6,772,040

Automotive & Parts — 0.8%
WABCO Holdings, Inc.	233,500	10,652,270

Banks — 0.5%
City National Corp.	14,700	727,062
East West Bancorp, Inc.	16,700	296,425
Northern Trust Corp.	51,400	3,416,558
SVB Financial Group (a) (b)	61,200	2,670,768
UCBH Holdings, Inc.	29,900	232,024
		7,342,837

Beverages — 0.2%
Brown-Forman Corp. Class B (b)	31,100	2,059,442
Cott Corp. (a) (b)	144,000	505,440
		2,564,882

Biotechnology — 4.0%
Affymetrix, Inc. (a) (b)	203,000	3,534,230
Alexion Pharmaceuticals, Inc. (a) (b)	50,100	2,970,930
Biogen Idec, Inc. (a)	19,500	1,202,955
Celgene Corp. (a)	23,500	1,440,315
Charles River Laboratories International, Inc. (a)	37,700	2,222,038
Genzyme Corp. (a)	26,300	1,960,402
Human Genome Sciences, Inc. (a) (b)	278,000	1,637,420
Illumina, Inc. (a)	114,700	8,705,730
Integra LifeSciences Holdings Corp. (a) (b)	17,600	765,072
Invitrogen Corp. (a)	26,800	2,290,596

1

Martek Biosciences Corp. (a) (b)	26,500	810,105
Millennium Pharmaceuticals, Inc. (a)	217,700	3,365,642
Millipore Corp. (a)	112,600	7,590,366
Myriad Genetics, Inc. (a) (b)	76,800	3,094,272
QIAGEN NV(a)(b)	332,300	6,911,840
Vertex Pharmaceuticals, Inc. (a)	212,700	5,081,403
		53,583,316

Chemicals — 0.2%
Ecolab, Inc.	44,100	1,915,263
Sigma-Aldrich Corp.	14,500	864,925
		2,780,188

Coal — 1.3%
Arch Coal, Inc. (b)	43,800	1,905,300
CONSOL Energy, Inc.	148,500	10,274,715
Foundation Coal Holdings, Inc.	55,600	2,798,348
Peabody Energy Corp. (b)	61,000	3,111,000
		18,089,363

Commercial Services — 7.0%
Apollo Group, Inc. Class A (a)	42,106	1,818,979
The Corporate Executive Board Co. (b)	26,400	1,068,672
DeVry, Inc.	36,500	1,527,160
Equifax, Inc.	33,000	1,137,840
Fastenal Co. (b)	168,700	7,748,391
Global Payments, Inc.	269,300	10,990,133
H&R Block, Inc.	34,900	724,524
Iron Mountain, Inc. (a)	306,975	8,116,419
ITT Educational Services, Inc. (a) (b)	16,800	771,624
Manpower, Inc.	145,600	8,191,456
McKesson Corp.	21,900	1,146,903
Monster Worldwide, Inc. (a)	260,000	6,294,600
Moody’s Corp. (b)	75,600	2,633,148
Quanta Services, Inc. (a) (b)	437,400	10,134,558
Ritchie Bros. Auctioneers, Inc. (b)	34,500	2,833,140
Robert Half International, Inc.	226,200	5,822,388
SAIC, Inc. (a)	514,000	9,555,260
Total System Services, Inc.	19,018	449,966
VistaPrint Ltd. (a) (b)	38,600	1,349,070
Western Union Co.	535,800	11,396,466
		93,710,697

Computers — 3.2%
Cadence Design Systems, Inc. (a)	59,100	631,188
Cognizant Technology Solutions Corp. Class A (a)	94,600	2,727,318
DST Systems, Inc. (a) (b)	182,800	12,017,272
IHS, Inc. Class A (a)	72,000	4,630,320
Jack Henry & Associates, Inc.	213,500	5,267,045
Logitech International SA (a) (b)	47,300	1,203,312
NetApp, Inc. (a)	153,800	3,083,690
Perot Systems Corp. Class A (a)	51,900	780,576
Seagate Technology	539,500	11,297,130
Synopsys, Inc. (a)	38,700	878,877
		42,516,728

2

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	78,200	3,092,028

Distribution & Wholesale — 0.3%
LKQ Corp. (a)	84,000	1,887,480
W.W. Grainger, Inc.	23,600	1,802,804
		3,690,284

Diversified Financial — 3.3%
Affiliated Managers Group, Inc. (a) (b)	56,100	5,090,514
Ameriprise Financial, Inc.	113,000	5,859,050
BlackRock, Inc. (b)	8,600	1,755,948
Eaton Vance Corp.	282,800	8,628,228
Federated Investors, Inc. Class B	33,500	1,311,860
Interactive Brokers Group, Inc. (a)	174,000	4,466,580
IntercontinentalExchange, Inc. (a)	25,700	3,353,850
Janus Capital Group, Inc.	58,500	1,361,295
Lazard Ltd. Class A	42,100	1,608,220
Legg Mason, Inc.	14,890	833,542
Nymex Holdings, Inc. (b)	43,500	3,942,405
optionsXpress Holdings, Inc.	38,700	801,477
Raymond James Financial, Inc.	58,000	1,332,840
TD Ameritrade Holding Corp. (a)	202,000	3,335,020
		43,680,829

Electric — 1.0%
AES Corp. (a)	111,600	1,860,372
Dynegy, Inc. Class A (a)	693,000	5,467,770
Reliant Energy, Inc. (a)	257,300	6,085,145
		13,413,287

Electrical Components & Equipment — 1.3%
Ametek, Inc.	369,500	16,224,745
General Cable Corp. (a)	22,300	1,317,261
		17,542,006

Electronics — 3.5%
Applera Corp. Applied Biosystems Group	245,600	8,070,416
Cogent, Inc. (a) (b)	97,700	921,311
Cymer, Inc. (a)	35,500	924,420
Dolby Laboratories, Inc. Class A (a)	198,400	7,193,984
FLIR Systems, Inc. (a) (b)	443,600	13,347,924
Gentex Corp.	54,900	941,535
II-VI, Inc. (a)	22,200	843,156
Jabil Circuit, Inc.	459,900	4,350,654
National Instruments Corp.	33,700	880,918
Trimble Navigation Ltd. (a)	66,900	1,912,671
Waters Corp. (a)	144,500	8,048,650
		47,435,639

Energy - Alternate Sources — 0.2%
SunPower Corp. Class A (a) (b)	29,000	2,160,790

3

Engineering & Construction — 0.8%
Chicago Bridge & Iron Co. NV	27,400	1,075,176
Fluor Corp.	26,500	3,740,740
Foster Wheeler Ltd. (a)	47,500	2,689,450
McDermott International, Inc. (a)	64,200	3,519,444
		11,024,810

Entertainment — 1.3%
DreamWorks Animation SKG, Inc. Class A (a)	137,100	3,534,438
International Game Technology	315,400	12,682,234
Pinnacle Entertainment, Inc. (a)	130,000	1,664,000
		17,880,672

Environmental Controls — 0.3%
Republic Services, Inc.	76,650	2,241,246
Stericycle, Inc. (a)	32,000	1,648,000
		3,889,246

Foods — 0.9%
The Hershey Co. (b)	26,200	986,954
McCormick & Co., Inc.	51,900	1,918,743
Whole Foods Market, Inc. (b)	201,000	6,626,970
Wrigley (Wm.) Jr. Co.	35,775	2,248,101
		11,780,768

Health Care - Products — 4.1%
American Medical Systems Holdings, Inc. (a) (b)	58,500	830,115
ArthoCare Corp. (a) (b)	24,100	803,735
Becton, Dickinson & Co.	9,300	798,405
C.R. Bard, Inc. (b)	99,000	9,543,600
Dentsply International, Inc.	33,000	1,273,800
Edwards Lifesciences Corp. (a)	220,700	9,832,185
Gen-Probe, Inc. (a)	100,700	4,853,740
Henry Schein, Inc. (a) (b)	138,200	7,932,680
Hologic, Inc. (a)	25,200	1,401,120
IDEXX Laboratories, Inc. (a)	22,300	1,098,498
Intuitive Surgical, Inc. (a)	10,800	3,502,980
Masimo Corp. (a) (b)	37,400	972,400
Patterson Cos., Inc. (a)	22,700	824,010
Resmed, Inc. (a)	93,400	3,939,612
St. Jude Medical, Inc. (a)	78,100	3,373,139
Techne Corp. (a)	25,300	1,704,208
Varian Medical Systems, Inc. (a)	29,300	1,372,412
Zimmer Holdings, Inc. (a)	18,500	1,440,410
		55,497,049

Health Care - Services — 2.1%
Community Health Systems, Inc. (a)	91,000	3,054,870
Covance, Inc. (a)	11,400	945,858
Coventry Health Care, Inc. (a)	126,100	5,088,135
DaVita, Inc. (a)	46,250	2,208,900
Health Net, Inc. (a)	161,900	4,986,520
Healthways, Inc. (a) (b)	20,100	710,334

4

Humana, Inc. (a)	38,500	1,727,110
Laboratory Corp. of America Holdings (a)	88,300	6,505,944
Lincare Holdings, Inc. (a)	53,400	1,501,074
Quest Diagnostics, Inc.	35,400	1,602,558
		28,331,303

Home Builders — 0.4%
Centex Corp.	28,200	682,722
KB Home (b)	18,400	455,032
Lennar Corp. Class A (b)	38,100	716,661
Pulte Homes, Inc.	33,800	491,790
Thor Industries, Inc.	28,800	857,376
Toll Brothers, Inc. (a) (b)	36,100	847,628
Winnebago Industries, Inc.	42,800	723,320
		4,774,529

Home Furnishing — 0.2%
Harman International Industries, Inc.	58,000	2,525,320

Household Products — 0.2%
Avery Dennison Corp.	17,300	852,025
The Clorox Co.	26,300	1,489,632
		2,341,657

Insurance — 2.5%
Aon Corp.	20,700	832,140
Arch Capital Group Ltd. (a)	19,900	1,366,533
Assurant, Inc.	118,200	7,193,652
Axis Capital Holdings Ltd.	225,600	7,665,888
Brown & Brown, Inc.	42,500	738,650
Cigna Corp.	63,300	2,568,081
HCC Insurance Holdings, Inc.	34,100	773,729
Markel Corp. (a)	2,160	950,335
Philadelphia Consolidated Holding Corp. (a)	154,000	4,958,800
Principal Financial Group, Inc.	76,000	4,234,720
RenaissanceRe Holdings Ltd.	15,000	778,650
Willis Group Holdings Ltd.	27,300	917,553
		32,978,731

Internet — 3.9%
Amazon.com, Inc. (a)	180,000	12,834,000
Baidu.com ADR (China) (a)	3,300	790,779
CNET Networks, Inc. (a) (b)	299,000	2,122,900
Digital River, Inc. (a)	25,600	792,832
Expedia, Inc. (a)	476,900	10,439,341
F5 Networks, Inc. (a)	69,700	1,266,449
McAfee, Inc. (a)	246,600	8,159,994
Sina Corp. (a)	41,300	1,455,825
Symantec Corp. (a)	52,600	874,212
VeriSign, Inc. (a)	394,300	13,106,532
		51,842,864

Iron & Steel — 0.2%
Carpenter Technology Corp.	50,800	2,843,276

5

Leisure Time — 0.2%
Harley-Davidson, Inc. (b)	42,200	1,582,500
Royal Caribbean Cruises Ltd. (b)	25,400	835,660
WMS Industries, Inc. (a) (b)	23,650	850,690
		3,268,850

Lodging — 1.7%
Boyd Gaming Corp.	35,800	716,000
Choice Hotels International, Inc. (b)	57,700	1,968,147
Gaylord Entertainment Co. (a)	141,000	4,270,890
Marriott International, Inc. Class A (b)	310,600	10,672,216
Melco PBL Entertainment Ltd. ADR (Hong Kong) (a)	131,800	1,499,884
Starwood Hotels & Resorts Worldwide, Inc.	31,100	1,609,425
Wynn Resorts Ltd.	22,800	2,294,592
		23,031,154

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.	45,700	2,977,812
Terex Corp. (a)	18,000	1,125,000
		4,102,812

Machinery - Diversified — 2.3%
Cummins, Inc.	16,600	777,212
Graco, Inc.	27,200	986,272
IDEX Corp.	280,525	8,609,312
Roper Industries, Inc.	330,900	19,668,696
Zebra Technologies Corp. Class A (a)	14,400	479,808
		30,521,300

Manufacturing — 1.2%
Danaher Corp.	52,000	3,953,560
Donaldson Co., Inc.	45,700	1,840,796
ITT Corp.	163,700	8,481,297
Pall Corp.	34,700	1,216,929
		15,492,582

Media — 2.5%
Cablevision Systems Corp. Class A (a)	258,900	5,548,227
Central European Media Enterprises Ltd. (a) (b)	14,700	1,252,881
CTC Media, Inc. (a) (b)	45,700	1,268,175
Discovery Holding Co. Class A (a)	400,600	8,500,732
FactSet Research Systems, Inc.	52,700	2,838,949
The McGraw-Hill Cos., Inc.	86,000	3,177,700
Meredith Corp.	20,400	780,300
Rogers Communications, Inc. Class B (b)	121,000	4,346,320
Shaw Communications, Inc. Class B	48,100	874,458
WPP Group PLC Sponsored ADR (United Kingdom) (b)	35,800	2,135,112
XM Satellite Radio Holdings, Inc. Class A (a) (b)	296,000	3,439,520
		34,162,374

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	33,200	3,389,056

6

Mining — 1.2%
Agnico-Eagle Mines Ltd.	159,500	10,799,745
Teck Cominco Ltd. Class B (b)	132,000	5,406,720
		16,206,465

Office Furnishings — 0.0%
HNI Corp. (b)	13,600	365,704

Oil & Gas — 4.6%
Bill Barrett Corp. (a) (b)	31,300	1,478,925
Cabot Oil & Gas Corp.	32,300	1,642,132
CNX Gas Corp. (a)	194,100	6,265,548
Compton Petroleum Corp. (a)	8,600	95,374
Compton Petroleum Corp. (a)	87,800	973,702
Diamond Offshore Drilling, Inc.	17,000	1,978,800
EOG Resources, Inc.	117,000	14,040,000
Forest Oil Corp. (a)	19,900	974,304
Mariner Energy, Inc. (a)	37,600	1,015,576
Murphy Oil Corp.	165,000	13,553,100
Nabors Industries Ltd. (a)	47,800	1,614,206
Newfield Exploration Co. (a)	27,300	1,442,805
SandRidge Energy, Inc. (a) (b)	83,000	3,249,450
Sunoco, Inc.	29,800	1,563,606
Ultra Petroleum Corp. (a) (b)	43,300	3,355,750
XTO Energy, Inc.	132,358	8,187,666
		61,430,944

Oil & Gas Services — 4.5%
BJ Services Co.	375,600	10,708,356
Cameron International Corp. (a)	157,900	6,574,956
Core Laboratories NV (a)	30,800	3,674,440
FMC Technologies, Inc.(a)	179,100	10,188,999
Smith International, Inc.	304,600	19,564,458
TETRA Technologies, Inc. (a)	211,000	3,342,240
Trican Well Service Ltd.	82,000	1,714,600
Weatherford International Ltd. (a)	60,200	4,362,694
		60,130,743

Pharmaceuticals — 4.3%
Alkermes, Inc. (a)	261,200	3,103,056
Allergan, Inc.	60,110	3,389,603
Amylin Pharmaceuticals, Inc. (a) (b)	127,000	3,709,670
Barr Pharmaceuticals, Inc. (a)	3,000	144,930
BioMarin Pharmaceuticals, Inc. (a)	82,100	2,903,877
Cephalon, Inc. (a) (b)	191,900	12,358,360
Elan Corp. PLC Sponsored ADR (Ireland) (a) (b)	499,600	10,421,656
Express Scripts, Inc. (a)	50,800	3,267,456
Gilead Sciences, Inc. (a)	20,000	1,030,600
ImClone Systems, Inc. (a)	27,100	1,149,582
Medarex, Inc. (a)	201,600	1,784,160
OSI Pharmaceuticals, Inc. (a) (b)	68,000	2,542,520
Sepracor, Inc. (a)	122,200	2,385,344
Theravance, Inc. (a) (b)	159,000	1,674,270
Valeant Pharmaceuticals International (a) (b)	243,000	3,117,690
Warner Chilcott Ltd. Class A (a) (b)	297,900	5,362,200
		58,344,974

7

Pipelines — 0.3%
The Williams Cos., Inc.	114,900	3,789,402

Real Estate — 0.4%
The St. Joe Co. (b)	110,000	4,722,300

Retail — 7.2%
Advance Auto Parts, Inc.	27,000	919,350
AnnTaylor Stores Corp. (a)	32,900	795,522
Bed Bath & Beyond, Inc. (a)	273,000	8,053,500
Best Buy Co., Inc.	85,000	3,524,100
Carmax, Inc. (a) (b)	365,000	7,088,300
The Cheesecake Factory (a) (b)	141,000	3,072,390
Chipotle Mexican Grill, Inc. Class B (a) (b)	95,600	9,281,804
Coach, Inc. (a)	75,800	2,285,370
Dick’s Sporting Goods, Inc. (a)	30,200	808,756
Family Dollar Stores, Inc.	46,700	910,650
J. Crew Group, Inc. (a)	121,000	5,344,570
Men’s Wearhouse, Inc.	32,200	749,294
MSC Industrial Direct Co. Class A	95,000	4,013,750
O’Reilly Automotive, Inc. (a)	264,800	7,552,096
P.F. Chang’s China Bistro, Inc. (a) (b)	67,000	1,905,480
Panera Bread Co. Class A (a) (b)	45,700	1,914,373
Petsmart, Inc.	359,800	7,354,312
Ross Stores, Inc.	61,700	1,848,532
Shoppers Drug Mart Corp.	63,000	3,183,868
Shoppers Drug Mart Corp.	38,000	1,920,428
Staples, Inc.	56,750	1,254,743
Starbucks Corp. (a)	59,800	1,046,500
Tiffany & Co.	60,300	2,522,952
Tim Hortons, Inc.	188,800	6,428,640
The TJX Cos., Inc.	81,500	2,695,205
Tractor Supply Co. (a)	22,800	901,056
Under Armour, Inc. Class A (a) (b)	7,600	278,160
Urban Outfitters, Inc. (a) (b)	45,000	1,410,750
Williams-Sonoma, Inc. (b)	139,200	3,374,208
Yum! Brands, Inc.	111,400	4,145,194
		96,583,853

Semiconductors — 5.9%
Altera Corp.	519,900	9,581,757
Analog Devices, Inc.	74,400	2,196,288
Broadcom Corp. Class A (a)	115,700	2,229,539
Fairchild Semiconductor International, Inc. (a)	64,600	770,032
Integrated Device Technology, Inc. (a)	88,500	790,305
Intersil Corp. Class A	293,800	7,541,846
KLA-Tencor Corp.	22,700	842,170
Lam Research Corp. (a)	23,900	913,458
Linear Technology Corp. (b)	68,100	2,089,989
Marvell Technology Group Ltd. (a)	589,300	6,411,584
Maxim Integrated Products, Inc.	65,300	1,331,467

8

MEMC Electronic Materials, Inc. (a)	38,900	2,758,010
Microchip Technology, Inc. (b)	289,100	9,462,243
National Semiconductor Corp.	89,700	1,643,304
ON Semiconductor Corp. (a) (b)	715,800	4,065,744
PMC-Sierra, Inc. (a)	593,000	3,380,100
QLogic Corp. (a)	59,800	917,930
Silicon Laboratories, Inc. (a)	44,600	1,406,684
Teradyne, Inc. (a)	445,400	5,531,868
Varian Semiconductor Equipment Associates, Inc. (a)	142,300	4,005,745
Xilinx, Inc.	446,300	10,599,625
		78,469,688

Software — 4.2%
Activision, Inc. (a)	84,810	2,316,161
Adobe Systems, Inc. (a)	43,100	1,533,929
American Reprographics Co. (a)	59,000	875,560
Ansys, Inc. (a)	27,700	956,204
Autodesk, Inc. (a)	240,300	7,564,644
Cerner Corp. (a) (b)	121,000	4,510,880
Citrix Systems, Inc. (a)	41,600	1,220,128
Dun & Bradstreet Corp.	13,200	1,074,216
Electronic Arts, Inc. (a)	70,800	3,534,336
Fidelity National Information Services, Inc.	22,200	846,708
Fiserv, Inc. (a)	190,800	9,175,572
Intuit, Inc. (a)	75,300	2,033,853
Paychex, Inc.	99,000	3,391,740
Red Hat, Inc. (a)	527,700	9,704,403
Salesforce.com, Inc. (a)	82,200	4,756,914
Satyam Computer Services Ltd. ADR (India) (b)	71,900	1,624,221
SEI Investments Co.	33,000	814,770
THQ, Inc. (a)	41,950	914,510
		56,848,749

Telecommunications — 6.2%
Amdocs Ltd. (a)	285,000	8,082,600
American Tower Corp. Class A (a)	304,200	11,927,682
Ciena Corp. (a)	141,000	4,347,030
Crown Castle International Corp. (a)	343,200	11,836,968
Foundry Networks, Inc. (a)	68,100	788,598
Harris Corp.	84,000	4,076,520
JDS Uniphase Corp. (a) (b)	508,200	6,804,798
Juniper Networks, Inc. (a) (b)	584,400	14,610,000
Leap Wireless International, Inc. (a) (b)	195,700	9,119,620
MetroPCS Communications, Inc. (a)	304,800	5,181,600
NeuStar, Inc. Class A (a)	31,500	834,120
NII Holdings, Inc. (a)	31,900	1,013,782
SBA Communications Corp. Class A (a)	171,800	5,124,794
		83,748,112

Textiles — 0.1%
Cintas Corp. (b)	28,500	813,390

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	41,300	821,870

9

Transportation — 0.9%
C.H. Robinson Worldwide, Inc. (b)	52,500	2,856,000
Expeditors International of Washington, Inc.	58,100	2,624,958
Landstar System, Inc.	56,700	2,957,472
UTI Worldwide, Inc.	212,400	4,264,992
		12,703,422

TOTAL COMMON STOCK (Cost $1,205,028,579)		1,303,922,037

PREFERRED STOCK — 0.0%
Banking, Savings & Loans
Bill Me Later, Inc. Preferred (Acquired 8/16/2007, Cost $434,760) (c) (d)	12,000	434,760

TOTAL PREFERRED STOCK (Cost $434,760)		434,760

TOTAL EQUITIES (Cost $1,205,463,339)		1,304,356,797

	Number of
	Shares	Market Value
MUTUAL FUND — 0.3%
Financial Services
Government Reserve Investment Fund	4,282,921	4,282,921

TOTAL MUTUAL FUND (Cost $4,282,921)		4,282,921

TOTAL LONG TERM INVESTMENTS (Cost $1,209,746,260)		1,308,639,718

		Principal
		Amount
SHORT-TERM INVESTMENTS — 15.4%

Cash Equivalents — 13.1% (f)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	12,397,640	12,397,640
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	10,626,549	10,626,549
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	7,084,366	7,084,366
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	7,084,366	7,084,366
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	5,313,274	5,313,274
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	5,313,274	5,313,274
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	10,626,549	10,626,549

10

BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	5,313,275	5,313,275
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	5,313,274	5,313,274
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	4,511,126	4,511,126
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	3,542,183	3,542,183
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	10,626,549	10,626,549
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	5,313,274	5,313,274
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	6,198,820	6,198,820
Reserve Primary Money Market Fund (e)
		1,771,091	1,771,091
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	8,855,457	8,855,457
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	5,313,275	5,313,275
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	6,198,820	6,198,820
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	6,198,820	6,198,820
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	6,198,820	6,198,820
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	3,436,786	3,436,786
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	7,969,911	7,969,911
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	15,939,823	15,939,823
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	9,741,003	9,741,003
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	5,313,274	5,313,274
			176,201,599

Repurchase Agreements — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (g)		30,515,322	30,515,322

TOTAL SHORT-TERM INVESTMENTS (Cost $206,716,921)			206,716,921

TOTAL INVESTMENTS — 113.0% (Cost $1,416,463,181) (h)			$1,515,356,639

Other Assets/(Liabilities) — (13.0%)			(174,513,972)

NET ASSETS — 100.0%			$1,340,842,667

11

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. (Note 2).
(e)	Principal amount represents shares owned of the fund.
(f)	Represents investments of security lending collateral. (Note 2).
(g)

Maturity value of $30,516,212. Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, maturity date of 12/15/2034, and an aggregate market value, including accrued interest, of $31,125,968.

(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 91.8%
COMMON STOCK — 91.8%
Advertising — 0.4%
Focus Media Holding Ltd. ADR (China) (a)	62,060	2,181,409

Aerospace & Defense — 0.6%
Teledyne Technologies, Inc. (a)	63,110	2,966,170
TransDigm Group, Inc. (a)	16,500	611,325
		3,577,495

Airlines — 0.2%
Airtran Holdings, Inc. (a)	155,800	1,028,280

Apparel — 0.2%
Skechers U.S.A., Inc. Class A (a)	62,800	1,269,188

Automotive & Parts — 0.5%
Tenneco, Inc. (a)	68,500	1,913,890
TRW Automotive Holdings Corp. (a)	48,800	1,140,456
		3,054,346

Banks — 1.3%
Boston Private Financial Holdings, Inc.	65,600	694,704
First Community Bancorp (b)	27,600	741,060
Huntington Bancshares, Inc.	34,800	374,100
International Bancshares Corp.	18,295	413,101
MB Financial, Inc.	22,700	698,706
Oriental Financial Group, Inc.	65,400	1,289,034
UCBH Holdings, Inc.	81,500	632,440
UMB Financial Corp.	35,800	1,474,960
West Coast Bancorp	71,700	1,046,103
Westamerica Bancorporation	7,200	378,720
		7,742,928

Biotechnology — 2.8%
Arena Pharmaceuticals, Inc. (a) (b)	54,180	370,591
Celera Genomics Group - Applera Corp. (a)	97,680	1,435,896
Charles River Laboratories International, Inc. (a)	49,860	2,938,748
Cougar Biotechnology, Inc. (a)	4,300	90,300
Exelixis, Inc. (a)	76,400	530,980
Human Genome Sciences, Inc. (a)	207,000	1,219,230
Incyte Corp. (a)	149,200	1,568,092
Lifecell Corp. (a)	114,000	4,791,420
Millennium Pharmaceuticals, Inc. (a)	91,210	1,410,107
Regeneron Pharmaceuticals, Inc. (a)	117,760	2,259,814
		16,615,178

Chemicals — 1.9%
Ferro Corp. (b)	36,400	540,904
FMC Corp.	37,420	2,076,436
Hercules, Inc.	123,200	2,253,328
Minerals Technologies, Inc. (b)	24,100	1,513,480

1

Rockwood Holdings, Inc. (a)	20,500	671,785
Terra Industries, Inc. (a)	14,500	515,185
Zoltek Cos., Inc. (a) (b)	136,800	3,627,936
		11,199,054

Coal — 0.8%
Arch Coal, Inc.	48,810	2,123,235
Foundation Coal Holdings, Inc.	56,780	2,857,737
		4,980,972

Commercial Services — 8.0%
AerCap Holdings NV (a)	161,290	2,835,478
American Public Education, Inc. (a)	52,800	1,603,536
Bankrate, Inc. (a) (b)	117,500	5,862,075
Bowne & Co., Inc.	96,200	1,467,050
Capella Education Co. (a)	46,600	2,544,360
CoStar Group, Inc. (a) (b)	113,300	4,871,900
Dollar Financial Corp. (a)	42,610	980,030
Equifax, Inc.	38,890	1,340,927
FTI Consulting, Inc. (a)	30,430	2,161,747
Interactive Data Corp.	70,460	2,005,996
Iron Mountain, Inc. (a)	51,510	1,361,924
ITT Educational Services, Inc. (a) (b)	64,050	2,941,816
Live Nation, Inc. (a)	5,850	70,961
Morningstar, Inc. (a)	4,600	282,210
Net 1 UEPS Technologies, Inc. (a)	44,300	998,965
Pharmaceutical Product Development, Inc.	81,600	3,419,040
Riskmetrics Group, Inc. (a)	198,500	3,840,975
RPS Group PLC	53,260	340,997
Sotheby’s (b)	38,400	1,110,144
Stewart Enterprises, Inc. Class A	253,600	1,628,112
VistaPrint Ltd. (a) (b)	162,900	5,693,355
		47,361,598

Computers — 3.0%
Electronics for Imaging, Inc. (a) (b)	28,200	420,744
IHS, Inc. Class A (a)	43,630	2,805,845
MICROS Systems, Inc. (a)	262,200	8,825,652
Riverbed Technology, Inc. (a)	298,800	4,440,168
Smart Modular Technologies WWH, Inc. (a)	210,750	1,308,758
		17,801,167

Cosmetics & Personal Care — 1.6%
Alberto-Culver Co.	144,700	3,966,227
Bare Escentuals, Inc. (a) (b)	238,750	5,591,525
		9,557,752

Distribution & Wholesale — 2.5%
Ingram Micro, Inc. Class A (a)	139,900	2,214,617
LKQ Corp. (a)	559,296	12,567,381
		14,781,998

2

Diversified Financial — 1.8%
Advanta Corp. Class B	141,550	995,097
Equitable Group, Inc.	58,500	1,249,404
Financial Federal Corp. (b)	197,624	4,310,179
JMP Group, Inc.	144,600	1,012,200
MF Global Ltd. (a)	97,840	969,594
The Nasdaq OMX Group, Inc. (a)	25,800	997,428
Waddell & Reed Financial, Inc. Class A	42,300	1,359,099
		10,893,001

Electronics — 0.8%
Benchmark Electronics, Inc. (a) (b)	69,550	1,248,423
Faro Technologies, Inc. (a)	36,910	1,150,854
FLIR Systems, Inc. (a)	81,760	2,460,158
		4,859,435

Energy - Alternate Sources — 0.8%
Covanta Holding Corp. (a)	180,170	4,954,675

Engineering & Construction — 1.4%
Chicago Bridge & Iron Co. NV	206,448	8,101,020

Entertainment — 3.0%
Churchill Downs, Inc.	31,700	1,497,508
DreamWorks Animation SKG, Inc. Class A (a)	85,700	2,209,346
National CineMedia, Inc.	112,700	2,533,496
Scientific Games Corp. Class A (a)	250,150	5,280,667
Vail Resorts, Inc. (a) (b)	127,200	6,142,488
		17,663,505

Environmental Controls — 0.7%
Mine Safety Appliances Co.	36,001	1,482,881
Stericycle, Inc. (a)	22,920	1,180,380
Waste Connections, Inc. (a)	56,100	1,724,514
		4,387,775

Foods — 0.2%
Pilgrim’s Pride Corp.	52,500	1,062,075

Gas — 0.5%
Southern Union Co.	54,200	1,261,234
UGI Corp.	57,200	1,425,424
		2,686,658

Hand & Machine Tools — 0.2%
Kennametal, Inc.	32,940	969,424

Health Care - Products — 2.3%
AngioDynamics, Inc. (a)	79,620	920,407
Hologic, Inc. (a)	27,774	1,544,234
Kensey Nash Corp. (a) (b)	57,100	1,653,045
Mindray Medical International Ltd. ADR (China)	25,660	742,600
Patterson Cos., Inc. (a)	42,400	1,539,120
PSS World Medical, Inc. (a)	39,400	656,404
SSL International PLC	96,978	873,088
Symmetry Medical, Inc. (a)	196,220	3,257,252
Volcano Corp. (a)	184,040	2,300,500
		13,486,650

3

Health Care - Services — 3.7%
athenahealth, Inc. (a) (b)	198,700	4,703,229
Community Health Systems, Inc. (a)	51,500	1,728,855
Health Management Associates, Inc. Class A (a)	248,440	1,314,248
Health Net, Inc. (a)	18,800	579,040
Healthsouth Corp. (a) (b)	103,910	1,848,559
Healthways, Inc. (a) (b)	207,650	7,338,351
Icon PLC Sponsored ADR (United Kingdom) (a)	29,400	1,907,766
LifePoint Hospitals, Inc. (a)	48,700	1,337,789
Matria Healthcare, Inc. (a)	22,950	511,785
Universal Health Services, Inc. Class B	7,600	408,044
		21,677,666

Holding Company - Diversified — 0.3%
Liberty Acquisition Holdings Corp. (a)	167,430	1,741,272

Home Furnishing — 0.9%
DTS, Inc. (a) (b)	136,650	3,279,600
TiVo, Inc. (a)	250,300	2,192,628
		5,472,228

Household Products — 0.4%
Church & Dwight Co., Inc. (b)	42,430	2,301,403

Insurance — 2.4%
Allied World Assurance Holdings Ltd.	50,670	2,011,599
Aspen Insurance Holdings Ltd.	62,000	1,635,560
Employers Holdings, Inc.	81,300	1,507,302
FPIC Insurance Group, Inc. (a)	28,305	1,334,298
Platinum Underwriters Holdings Ltd.	46,600	1,512,636
ProAssurance Corp. (a)	87,230	4,695,591
Reinsurance Group of America, Inc.	24,300	1,322,892
		14,019,878

Internet — 7.0%
Art Technology Group, Inc. (a)	158,100	613,428
Blue Nile, Inc. (a) (b)	69,700	3,774,255
Constant Contact, Inc. (a) (b)	177,000	2,562,960
Ctrip.com International Ltd. ADR (China)	20,330	1,077,897
DealerTrack Holdings, Inc. (a)	274,650	5,553,423
Equinix, Inc. (a)	30,830	2,049,887
Harris Interactive, Inc. (a)	167,400	457,002
LoopNet, Inc. (a) (b)	277,000	3,517,900
McAfee, Inc. (a)	34,500	1,141,605
Orbitz Worldwide, Inc. (a)	145,230	1,000,635
Priceline.com, Inc. (a)	4,690	566,833
S1 Corp. (a)	194,700	1,384,317
Sapient Corp. (a)	241,700	1,682,232
Shutterfly, Inc. (a)	163,600	2,432,732
Sina Corp. (a)	185,500	6,538,875
The TriZetto Group, Inc. (a) (b)	149,630	2,497,325
Vocus, Inc. (a)	174,928	4,618,099
		41,469,405

4

Investment Companies — 0.0%
Babcock & Brown Wind Partners	97,124	137,026

Lodging — 1.2%
Gaylord Entertainment Co. (a)	243,300	7,369,557

Machinery - Construction & Mining — 1.5%
Bucyrus International, Inc. Class A	75,950	7,720,318
Outotec OYJ	25,656	1,367,884
		9,088,202

Machinery - Diversified — 0.3%
Flowserve Corp.	14,350	1,497,853

Manufacturing — 0.6%
Hansen Transmissions International NV (a)	277,154	1,078,445
Hexcel Corp. (a)	70,300	1,343,433
Pall Corp.	38,880	1,363,522
		3,785,400

Media — 2.0%
Dolan Media Co. (a)	63,990	1,286,839
FactSet Research Systems, Inc.	198,144	10,674,017
LodgeNet Entertainment Corp. (a)	27,500	167,475
		12,128,331

Metal Fabricate & Hardware — 0.1%
Valmont Industries, Inc.	6,600	580,074

Mining — 0.3%
Century Aluminum Co. (a)	19,900	1,318,176
Uranium One, Inc. (a)	143,695	472,575
		1,790,751

Oil & Gas — 5.4%
Bill Barrett Corp. (a) (b)	269,250	12,722,063
Cabot Oil & Gas Corp.	49,920	2,537,933
Comstock Resources, Inc. (a)	57,300	2,309,190
Denbury Resources, Inc. (a)	54,470	1,555,119
Forest Oil Corp. (a)	34,140	1,671,494
Newfield Exploration Co. (a)	117,750	6,223,088
Rosetta Resources, Inc. (a)	79,800	1,569,666
Warren Resources, Inc. (a)	89,590	1,063,433
Whiting Petroleum Corp. (a)	38,300	2,476,095
		32,128,081

Oil & Gas Services — 0.2%
W-H Energy Services, Inc. (a)	16,800	1,156,680

5

Packaging & Containers — 1.0%
Greif, Inc. Class A	30,150	2,048,090
Owens-IIlinois, Inc. (a)	28,110	1,586,247
Rexam PLC	89,677	759,280
Sealed Air Corp.	49,900	1,259,975
		5,653,592

Pharmaceuticals — 2.3%
Alkermes, Inc. (a)	146,590	1,741,489
Amylin Pharmaceuticals, Inc. (a) (b)	80,240	2,343,810
Auxilium Pharmaceuticals, Inc. (a)	8,600	229,964
Barr Pharmaceuticals, Inc. (a)	36,680	1,772,011
Cephalon, Inc. (a)	12,520	806,288
Dr. Reddy’s Laboratories Ltd. ADR (India)	68,030	985,074
HealthExtras, Inc. (a)	32,000	794,880
The Medicines Co. (a)	85,040	1,717,808
Perrigo Co.	45,000	1,697,850
Progenics Pharmeceuticals, Inc. (a) (b)	8,000	52,240
Warner Chilcott Ltd. Class A (a)	85,330	1,535,940
		13,677,354

Real Estate — 0.1%
China Everbright International Ltd.	1,899,000	719,160

Real Estate Investment Trusts (REITS) — 0.4%
American Campus Communities, Inc.	40,600	1,110,816
MFA Mortgage Investments, Inc.	105,200	662,760
Sunstone Hotel Investors, Inc.	36,700	587,567
		2,361,143

Retail — 5.5%
Big Lots, Inc. (a)	75,310	1,679,413
BJ’s Wholesale Club, Inc. (a)	61,620	2,199,218
Chipotle Mexican Grill, Inc. Class A (a)	16,000	1,814,880
Darden Restaurants, Inc.	50,500	1,643,775
Denny’s Corp. (a)	378,900	1,129,122
Dick’s Sporting Goods, Inc. (a)	54,570	1,461,385
FGX International Holdings Ltd. (a)	54,300	649,428
Liz Claiborne, Inc.	42,700	775,005
Lululemon Athletica, Inc. (a) (b)	109,800	3,121,614
Nu Skin Enterprises, Inc. Class A	113,700	2,048,874
OfficeMax, Inc.	108,150	2,069,991
O’Reilly Automotive, Inc. (a)	221,070	6,304,916
Papa John’s International, Inc. (a)	58,700	1,421,127
Penske Auto Group, Inc. (b)	97,200	1,891,512
Red Robin Gourmet Burgers, Inc. (a)	20,620	774,693
Urban Outfitters, Inc. (a)	35,900	1,125,465
Zumiez, Inc. (a) (b)	140,800	2,209,152
		32,319,570

Semiconductors — 1.7%
Advanced Analogic Technologies, Inc. (a)	149,264	838,864
Applied Micro Circuits Corp. (a)	144,275	1,035,895
Cypress Semiconductor Corp. (a)	65,600	1,548,816
Emulex Corp. (a)	58,730	953,775
Fairchild Semiconductor International, Inc. (a)	151,000	1,799,920

6

O2Micro International Ltd. ADR (Cayman Islands) (a)	60,540	467,974
ON Semiconductor Corp. (a) (b)	230,900	1,311,512
Semtech Corp. (a)	69,470	995,505
Verigy Ltd. (a)	72,900	1,373,436
		10,325,697

Software — 10.7%
Activision, Inc. (a)	43,220	1,180,338
Allscripts Healthcare Solutions, Inc. (a) (b)	425,350	4,389,612
Ansys, Inc. (a)	55,400	1,912,408
Blackbaud, Inc.	506,150	12,289,322
Blackboard, Inc. (a)	265,250	8,840,783
BladeLogic, Inc. (a) (b)	177,000	4,964,850
Cerner Corp. (a)	69,200	2,579,776
Commvault Systems, Inc. (a)	263,090	3,262,316
Concur Technologies, Inc. (a)	156,090	4,846,595
Eclipsys Corp. (a) (b)	45,000	882,450
Epicor Software Corp. (a)	54,200	607,040
EPIQ Systems, Inc. (a) (b)	211,918	3,288,967
Nuance Communications, Inc. (a) (b)	102,070	1,777,039
Omnicell, Inc. (a) (b)	245,700	4,938,570
Omniture, Inc. (a)	136,400	3,165,844
Red Hat, Inc. (a)	106,600	1,960,374
THQ, Inc. (a) (b)	64,000	1,395,200
UBISOFT Entertainment (a)	11,540	995,008
		63,276,492

Telecommunications — 1.1%
ADC Telecommunications, Inc. (a)	92,600	1,118,608
Cellcom Israel Ltd.	67,765	2,129,854
Comverse Technology, Inc. (a)	70,800	1,090,320
Foundry Networks, Inc. (a)	72,330	837,581
Powerwave Technologies, Inc. (a)	285,900	729,045
Sonus Networks, Inc. (a) (b)	156,400	538,016
		6,443,424

Toys, Games & Hobbies — 0.3%
Marvel Entertainment, Inc. (a)	70,580	1,890,838

Transportation — 6.5%
Con-way, Inc.	81,640	4,039,547
J.B. Hunt Transport Services, Inc.	447,090	14,052,039
Kansas City Southern (a) (b)	400,500	16,064,055
Landstar System, Inc.	36,720	1,915,315
UTI Worldwide, Inc.	22,500	451,800
Werner Enterprises, Inc. (b)	94,200	1,748,352
		38,271,108

Trucking & Leasing — 0.1%
Aircastle Ltd.	31,740	357,075

Water — 0.3%
Companhia de Saneamento de Minas Gerais	109,500	1,662,227

TOTAL EQUITIES (Cost $506,902,239)		543,517,070

7

	Number of
	Shares	Market Value
MUTUAL FUND - 2.4%
Investment Companies
iShares Russell 2000 Growth Index Fund (b)	198,650	14,469,666

TOTAL MUTUAL FUND (Cost $15,259,785)		14,469,666

TOTAL LONG TERM INVESTMENTS (Cost $522,162,024)		557,986,736

		Principal
		Amount
SHORT-TERM INVESTMENTS — 20.5%

Cash Equivalents — 14.4% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	6,007,891	6,007,891
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	5,149,622	5,149,622
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	3,433,081	3,433,081
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	3,433,081	3,433,081
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	2,574,811	2,574,811
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	2,574,811	2,574,811
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	5,149,622	5,149,622
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	2,574,811	2,574,811
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	2,574,807	2,574,807
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	2,186,090	2,186,090
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	1,716,541	1,716,541
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	5,149,622	5,149,622
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	2,574,811	2,574,811
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	3,003,947	3,003,947
Reserve Primary Money Market Fund (c)		858,270	858,270

8

Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	4,291,352	4,291,352
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	2,574,811	2,574,811
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	3,003,947	3,003,947
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	3,003,947	3,003,947
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	3,003,947	3,003,947
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	1,665,465	1,665,465
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	3,862,216	3,862,216
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	7,724,433	7,724,433
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	4,720,486	4,720,486
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	2,574,811	2,574,811
			85,387,233

Repurchase Agreements — 6.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)		36,304,624	36,304,624

TOTAL SHORT-TERM INVESTMENTS (Cost $121,691,857)			121,691,857

TOTAL INVESTMENTS — 114.7% (Cost $643,853,881) (f)			$679,678,593

Other Assets/(Liabilities) — (14.7%)			(87,247,669)

NET ASSETS — 100.0%			$592,430,924

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $36,305,682.  Collateralized by U.S. Government Agency obligations with rates ranging from 4.093% to 5.322%, maturity dates ranging from 4/01/2035 to 5/01/2035, and an aggregate market value, including accrued interest, of $37,031,761.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Small Company Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.1%
COMMON STOCK — 97.1%
Advertising — 1.4%
AirMedia Group, Inc. Sponsored ADR (Cayman Islands) (a)	4,900	77,910
Gaiam, Inc. Class A (a) (b)	23,800	412,216
Greenfield Online, Inc. (a)	53,060	629,292
Marchex, Inc. Class B	36,700	366,266
		1,485,684

Aerospace & Defense — 0.2%
BE Aerospace, Inc. (a)	5,000	174,750

Apparel — 2.0%
Crocs, Inc. (a)	57,000	995,790
Volcom, Inc. (a)	55,490	1,121,453
		2,117,243

Banks — 0.9%
Columbia Bancorp, OR	7,600	129,960
East West Bancorp, Inc.	14,400	255,600
Glacier Bancorp, Inc.	11,402	218,576
Sterling Financial Corp.	5,100	79,611
UCBH Holdings, Inc. (b)	34,900	270,824
		954,571

Biotechnology — 1.7%
3SBio, Inc. Sponsored ADR (Cayman Islands) (a)	21,400	187,036
Affymetrix, Inc. (a)	43,400	755,594
Cell Genesys, Inc. (a) (b)	62,400	146,640
Human Genome Sciences, Inc. (a)	11,500	67,735
Myriad Genetics, Inc. (a)	13,735	553,383
Tercica, Inc. (a)	21,600	123,768
		1,834,156

Building Materials — 1.6%
Texas Industries, Inc.	28,610	1,719,747

Chemicals — 2.1%
Hercules, Inc.	9,400	171,926
Metabolix, Inc. (a)	22,500	246,375
Quaker Chemical Corp.	26,915	842,170
Terra Industries, Inc. (a)	27,090	962,508
		2,222,979

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	3,100	134,664

Commercial Services — 4.3%
American Public Education, Inc. (a)	25,165	764,261
Corrections Corp. of America (a)	35,770	984,390
Euronet Worldwide, Inc. (a)	4,300	82,818

1

The Geo Group, Inc. (a)	59,025	1,678,671
Global Cash Access Holdings, Inc. (a)	88,000	515,680
K12, Inc. (a)	10,055	196,977
Riskmetrics Group, Inc. (a)	8,100	156,735
Strayer Education, Inc.	1,200	183,000
		4,562,532

Computers — 2.1%
Compellent Technologies, Inc. (a) (b)	68,355	854,437
Digimarc Corp. (a)	7,000	69,930
Jack Henry & Associates, Inc.	5,400	133,218
Netezza Corp. (a)	55,145	522,223
Riverbed Technology, Inc. (a)	47,200	701,392
		2,281,200

Cosmetics & Personal Care — 0.6%
Bare Escentuals, Inc. (a) (b)	4,500	105,390
Physicians Formula Holdings, Inc. (a)	63,960	570,523
		675,913

Distribution & Wholesale — 0.5%
MWI Veterinary Supply, Inc. (a)	14,870	524,316

Diversified Financial — 4.4%
Affiliated Managers Group, Inc. (a)	5,800	526,292
Cohen & Steers, Inc.(b)	7,500	198,675
Evercore Partners, Inc. Class A (b)	15,700	278,675
FCStone Group, Inc. (a)	42,952	1,189,770
Greenhill & Co., Inc.	13,100	911,236
Investment Technology Group, Inc. (a)	23,425	1,081,766
Janus Capital Group, Inc.	7,900	183,833
optionsXpress Holdings, Inc.	4,300	89,053
Waddell & Reed Financial, Inc. Class A	9,100	292,383
		4,751,683

Electric — 0.3%
Ormat Technologies, Inc.	6,400	275,264

Electrical Components & Equipment — 2.3%
Advanced Energy Industries, Inc. (a)	54,280	719,753
Energy Conversion Devices, Inc. (a)	3,900	116,610
General Cable Corp. (a)	21,750	1,284,772
Universal Display Corp. (a) (b)	21,600	309,312
		2,430,447

Electronics — 6.6%
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	19,400	361,616
Coherent, Inc. (a)	77,065	2,149,343
Cymer, Inc. (a)	7,900	205,716
Dolby Laboratories, Inc. Class A (a)	29,995	1,087,619
Eagle Test Systems, Inc. (a)	53,055	557,077
FEI Co.(a)	6,600	144,078
FLIR Systems, Inc. (a)	2,400	72,216

2

MEMSIC, Inc. (a)	40,900	245,809
Oyo Geospace Corp. (a)	48,289	2,193,286
Varian, Inc. (a)	1,200	69,504
		7,086,264

Energy - Alternate Sources — 0.4%
Canadian Solar, Inc. (a)	5,100	106,590
Evergreen Solar, Inc. (a) (b)	24,900	230,823
LDK Solar Co. Ltd. Sponsored ADR (Cayman Islands) (a)	3,700	99,900
		437,313

Entertainment — 0.2%
Lions Gate Entertainment Corp. (a)	17,945	174,964

Environmental Controls — 1.1%
ADA-ES, Inc. (a)	5,200	43,524
Fuel Tech, Inc. (a)	11,100	227,550
Waste Connections, Inc. (a)	30,290	931,115
		1,202,189

Health Care - Products — 6.7%
ABIOMED, Inc. (a)	8,100	106,434
American Medical Systems Holdings, Inc. (a) (b)	121,085	1,718,196
ArthoCare Corp. (a)	8,800	293,480
Cutera, Inc. (a)	56,310	758,496
Hansen Medical, Inc. (a) (b)	22,625	318,107
Hologic, Inc. (a)	4,000	222,400
Mentor Corp. (b)	29,975	770,957
OraSure Technologies, Inc. (a)	25,000	182,750
SurModics, Inc. (a) (b)	22,100	925,548
Thoratec Corp. (a)	86,040	1,229,512
Trans1, Inc. (a)	11,800	137,470
Vital Images, Inc. (a)	31,435	465,867
		7,129,217

Health Care - Services — 2.9%
Centene Corp. (a)	82,135	1,144,962
Icon PLC Sponsored ADR (United Kingdom) (a)	24,495	1,589,481
Psychiatric Solutions, Inc. (a)	7,000	237,440
Sun Healthcare Group, Inc. (a)	13,000	170,820
		3,142,703

Home Furnishing — 1.5%
Universal Electronics, Inc. (a)	66,593	1,612,217

Insurance — 1.0%
American Safety Insurance Holdings Ltd. (a)	24,385	416,983
First Mercury Financial Corp. (a)	34,940	608,305
		1,025,288

Internet — 4.5%
Blue Nile, Inc. (a) (b)	3,200	173,280
CNET Networks, Inc. (a)	128,755	914,160
Cogent Communications Group, Inc. (a)	11,500	210,565

3

comScore, Inc. (a)	5,100	102,306
Giant Interactive Group, Inc. ADR (Cayman Islands) (a) (b)	48,290	610,868
Internet Capital Group, Inc. (a)	61,675	645,737
Move, Inc. (a)	36,400	112,112
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	9,600	218,016
Priceline.com, Inc. (a)	2,400	290,064
Secure Computing Corp. (a)	12,500	80,625
Shutterfly, Inc. (a)	15,100	224,537
TIBCO Software, Inc. (a)	151,520	1,081,853
US Auto Parts Network, Inc. (a)	46,720	149,504
		4,813,627

Leisure Time — 1.0%
WMS Industries, Inc. (a)	30,145	1,084,316

Machinery - Construction & Mining — 1.9%
Bucyrus International, Inc. Class A	20,465	2,080,267

Machinery - Diversified — 0.3%
Chart Industries, Inc. (a)	5,500	186,120
Raser Technologies, Inc. (a)	9,900	85,041
Wabtec Corp.	2,200	82,852
		354,013

Manufacturing — 1.8%
A.O. Smith Corp.	5,200	170,924
Ameron International Corp.	18,420	1,722,823
		1,893,747

Media — 1.9%
Entravision Communications Corp. Class A (a)	116,960	778,954
FactSet Research Systems, Inc.	18,615	1,002,790
Martha Stewart Living Omnimedia, Inc. Class A (a)	34,800	258,564
		2,040,308

Metal Fabricate & Hardware — 2.6%
Circor International, Inc.	13,870	641,487
Dynamic Materials Corp.	6,700	289,440
Kaydon Corp.	4,900	215,159
Northwest Pipe Co. (a)	18,100	769,069
RBC Bearings, Inc. (a)	22,730	843,965
		2,759,120

Office Furnishings — 0.1%
Knoll, Inc.	12,100	139,634

Oil & Gas — 1.5%
Arena Resources, Inc. (a)	8,500	329,035
Atwood Oceanics, Inc. (a)	3,400	311,848
Kodiak Oil & Gas Corp. (a)	108,700	181,529
Petroleum Development Corp. (a)	10,780	746,731
		1,569,143

4

Oil & Gas Services — 3.4%
Cal Dive International, Inc. (a)	9,900	102,762
Complete Production Services, Inc. (a)	6,900	158,286
Core Laboratories NV (a)	5,445	649,589
Lufkin Industries, Inc.	38,385	2,449,731
Tesco Corp. (a)	10,600	253,870
		3,614,238

Pharmaceuticals — 4.9%
Alkermes, Inc. (a)	5,800	68,904
Animal Health International, Inc. (a)	85,250	932,635
Cephalon, Inc. (a)	18,800	1,210,720
Cubist Pharmaceuticals, Inc. (a)	87,020	1,602,908
CV Therapeutics, Inc. (a)	52,100	371,473
Medarex, Inc. (a)	106,800	945,180
Medicis Pharmaceutical Corp. Class A	7,000	137,830
		5,269,650

Real Estate — 0.2%
HFF, Inc. Class A (a)	10,800	54,108
Meruelo Maddux Properties, Inc. (a)	81,900	208,026
		262,134

Real Estate Investment Trusts (REITS) — 0.2%
Nationwide Health Properties, Inc.	2,400	81,000
Washington Real Estate Investment Trust (b)	2,400	80,208
		161,208

Retail — 10.3%
BJ’s Restaurants, Inc. (a)	56,665	816,543
Carrols Restaurant Group, Inc. (a)	55,460	495,258
Cash America International, Inc.	74,575	2,714,530
The Cheesecake Factory (a)	63,215	1,377,455
Chipotle Mexican Grill, Inc. Class A (a)	1,500	170,145
Genesco, Inc. (a)	39,305	908,339
hhgregg, Inc. (a)	9,000	101,250
J. Crew Group, Inc. (a)	12,000	530,040
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	10,800	125,820
Phillips-Van Heusen Corp.	6,100	231,312
Quiksilver, Inc. (a)	132,500	1,299,825
Red Robin Gourmet Burgers, Inc. (a)	34,750	1,305,558
School Specialty, Inc. (a) (b)	30,050	947,777
		11,023,852

Semiconductors — 2.1%
Advanced Analogic Technologies, Inc. (a)	33,300	187,146
Brooks Automation, Inc. (a)	23,100	224,532
IPG Photonics Corp. (a)	14,800	232,212
ON Semiconductor Corp. (a)	29,800	169,264
Rudolph Technologies, Inc. (a)	27,600	269,652
Skyworks Solutions, Inc. (a)	67,700	492,856
Triquint Semiconductor, Inc. (a)	95,500	483,230
Ultra Clean Holdings, Inc. (a)	15,000	147,000
Verigy Ltd. (a)	3,600	67,824
		2,273,716

5

Software — 8.4%
ACI Worldwide, Inc. (a)	26,080	519,514
Advent Software, Inc. (a) (b)	4,200	179,004
Ansys, Inc. (a)	46,070	1,590,336
Commvault Systems, Inc. (a)	14,200	176,080
Eclipsys Corp. (a) (b)	122,730	2,406,735
MSCI, Inc. Class A (a)	8,500	252,875
Omniture, Inc. (a)	9,100	211,211
Quality Systems, Inc. (b)	36,535	1,091,300
Red Hat, Inc. (a)	75,600	1,390,284
THE9 Ltd. ADR (Cayman Islands) (a)	24,185	495,793
Wind River Systems, Inc. (a)	90,100	697,374
		9,010,506

Telecommunications — 5.7%
Acme Packet, Inc. (a)	35,400	282,846
Alvarion Ltd. (a)	35,400	256,650
Clearwire Corp. Class A (a) (b)	45,500	673,855
EMS Technologies, Inc. (a)	49,505	1,343,566
Ixia (a)	68,245	529,581
Polycom, Inc. (a)	75,200	1,695,008
RF Micro Devices, Inc. (a)	179,400	477,204
RRSat Global Communications Network Ltd. (a)	19,300	292,974
ShoreTel, Inc. (a)	16,800	86,016
Switch & Data Facilities Co., Inc. (a)	46,565	475,429
		6,113,129

Transportation — 0.9%
Expeditors International of Washington, Inc.	11,500	519,570
Forward Air Corp.	3,000	106,320
Hub Group, Inc. Class A (a)	4,300	141,427
Landstar System, Inc.	1,600	83,456
Ultrapetrol Bahamas, Ltd. (a)	14,570	149,197
		999,970

Trucking & Leasing — 0.1%
Greenbrier Cos., Inc.	3,400	90,168

Water — 0.4%
Cascal N.V. (a) (b)	35,200	422,400

TOTAL EQUITIES (Cost $112,260,558)		103,930,450

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.0%

Cash Equivalents — 7.0% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	523,446	523,446
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	448,667	448,667

6

Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	299,112	299,112
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	299,111	299,111
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	224,334	224,334
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	224,334	224,334
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	448,668	448,668
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	224,334	224,334
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	224,334	224,334
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	190,466	190,466
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	149,556	149,556
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	448,668	448,668
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	224,334	224,334
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	261,722	261,722
Reserve Primary Money Market Fund (c)		74,778	74,778
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	373,890	373,890
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	224,334	224,334
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	261,723	261,723
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	261,723	261,723
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	261,723	261,723
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	145,106	145,106
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	336,501	336,501
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	673,002	673,002
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	411,279	411,279
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	224,334	224,334
			7,439,479

7

Repurchase Agreements — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)	3,232,453	3,232,453

TOTAL SHORT-TERM INVESTMENTS (Cost $10,671,932)		10,671,932

TOTAL INVESTMENTS — 107.1% (Cost $122,932,490) (f)		$114,602,382

Other Assets/(Liabilities) — (7.1%)		(7,555,645)

NET ASSETS — 100.0%		$107,046,737

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $3,232,547. Collateralized by a U.S. Government Agency obligation with a rate of 4.765%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $3,297,113.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Emerging Growth Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.0%
COMMON STOCK — 96.0%
Apparel — 1.3%
Deckers Outdoor Corp. (a)	10,000	1,078,200

Banks — 2.1%
Oriental Financial Group, Inc.	64,500	1,271,295
Signature Bank (a)	8,200	209,100
Sterling Financial Corp.	15,400	240,394
		1,720,789

Beverages — 1.3%
Central European Distribution Corp. (a)	17,300	1,006,687

Biotechnology — 5.8%
Abraxis BioScience, Inc. (a)	3,425	202,349
Celera Genomics Group - Applera Corp. (a)	18,900	277,830
Cougar Biotechnology, Inc. (a)	8,700	182,700
Illumina, Inc. (a)	26,000	1,973,400
Lifecell Corp. (a)	29,400	1,235,682
Martek Biosciences Corp. (a)	8,700	265,959
Omrix Biopharmaceuticals, Inc. (a)	3,800	53,200
Regeneron Pharmaceuticals, Inc. (a)	18,900	362,691
Savient Pharmaceuticals, Inc. (a) (b)	7,500	150,000
		4,703,811

Chemicals — 0.8%
Terra Industries, Inc. (a)	17,700	628,881

Coal — 4.2%
Alpha Natural Resources, Inc. (a)	23,500	1,020,840
Walter Industries, Inc.	38,000	2,379,940
		3,400,780

Commercial Services — 7.8%
The Advisory Board Co. (a)	8,700	477,978
AMN Healthcare Services, Inc. (a)	17,700	272,934
Emergency Medical Services Corp. Class A (a)	18,800	464,172
FTI Consulting, Inc. (a)	31,500	2,237,760
Healthcare Services Group, Inc.	20,100	414,864
PAREXEL International Corp. (a)	43,000	1,122,300
TNS, Inc. (a)	61,600	1,271,424
		6,261,432

Computers — 3.6%
Data Domain, Inc. (a)	30,100	716,380
MICROS Systems, Inc. (a)	54,800	1,844,568
Riverbed Technology, Inc. (a)	22,100	328,406
		2,889,354

Cosmetics & Personal Care — 0.7%
Chattem, Inc. (a)	8,000	530,720

1

Distribution & Wholesale — 2.9%
LKQ Corp. (a)	102,000	2,291,940

Diversified Financial — 0.3%
Evercore Partners, Inc. Class A (b)	12,500	221,875

Electrical Components & Equipment — 0.4%
Orion Energy Systems, Inc. (a)	36,900	352,026

Electronics — 0.7%
Axsys Technologies, Inc. (a)	12,000	598,560

Energy - Alternate Sources — 2.5%
Canadian Solar, Inc. (a) (b)	95,800	2,002,220

Engineering & Construction — 0.9%
Aecom Technology Corp. (a)	18,800	488,988
Dycom Industries, Inc. (a)	16,800	201,768
		690,756

Entertainment — 0.9%
Bally Technologies, Inc. (a)	21,600	741,744

Environmental Controls — 1.8%
Clean Harbors, Inc. (a)	7,900	513,500
Darling International, Inc. (a)	39,600	512,820
TETRA Technologies, Inc. (a)	21,900	427,269
		1,453,589

Foods — 2.6%
Cal-Maine Foods, Inc. (b)	20,900	697,642
Fresh Del Monte Produce, Inc. (a)	38,700	1,408,680
		2,106,322

Hand & Machine Tools — 0.5%
Lincoln Electric Holdings, Inc.	6,500	419,185

Health Care - Products — 3.3%
Align Technology, Inc. (a) (b)	28,800	319,968
China Medical Technologies, Inc. Sponsored ADR	23,200	953,288
Conceptus, Inc. (a)	8,300	154,048
Immucor, Inc. (a)	12,100	258,214
Vital Signs, Inc.	5,000	253,250
Wright Medical Group, Inc. (a)	28,200	680,748
		2,619,516

Health Care - Services — 1.4%
Icon PLC Sponsored ADR (United Kingdom) (a)	17,200	1,116,108

Insurance — 1.7%
Amerisafe, Inc. (a)	15,082	190,636
Castlepoint Holdings Ltd.	36,700	357,091
Delphi Financial Group, Inc. Class A	11,300	330,299

2

Meadowbrook Insurance Group, Inc.	12,300	96,063
United Fire & Casualty Co.	10,200	381,480
		1,355,569

Internet — 7.6%
Art Technology Group, Inc. (a)	121,500	471,420
Ctrip.com International Ltd. ADR (China)	12,000	636,240
F5 Networks, Inc. (a)	7,000	127,190
Netflix, Inc. (a) (b)	37,700	1,306,305
Priceline.com, Inc. (a) (b)	20,200	2,441,372
Shutterfly, Inc. (a)	28,100	417,847
Sohu.com, Inc. (a)	15,000	676,950
		6,077,324

Leisure Time — 1.8%
WMS Industries, Inc. (a)	41,200	1,481,964

Machinery - Diversified — 3.5%
Flow International Corp. (a)	59,800	555,542
Lindsay Corp.	18,600	1,905,942
The Middleby Corp.(a) (b)	5,900	368,101
		2,829,585

Manufacturing — 1.0%
Ceradyne, Inc. (a)	10,500	335,580
Hexcel Corp. (a)	25,200	481,572
		817,152

Metal Fabricate & Hardware — 1.1%
Dynamic Materials Corp.	12,000	518,400
Haynes International, Inc. (a)	7,200	395,136
		913,536

Mining — 2.7%
Compass Minerals International, Inc.	20,600	1,214,988
Stillwater Mining Co. (a)	62,400	965,328
		2,180,316

Oil & Gas — 7.4%
Arena Resources, Inc. (a)	23,700	917,427
BPZ Resources, Inc. (a)	64,800	1,408,104
Carrizo Oil & Gas, Inc. (a)	26,100	1,546,947
Mariner Energy, Inc. (a)	56,900	1,536,869
Petroleum Development Corp. (a)	7,700	533,379
		5,942,726

Oil & Gas Services — 2.2%
Cal Dive International, Inc. (a)	34,700	360,186
CARBO Ceramics, Inc. (b)	10,800	433,080
ION Geophysical Corp. (a)	36,400	502,320
W-H Energy Services, Inc. (a)	6,600	454,410
		1,749,996

3

Pharmaceuticals — 9.4%
Acadia Pharmaceuticals, Inc. (a) (b)	42,200	382,332
Animal Health International, Inc. (a)	23,700	259,278
APP Pharmaceuticals, Inc. (a)	37,600	454,208
BioMarin Pharmaceuticals, Inc. (a)	53,200	1,881,684
Herbalife Ltd.	25,800	1,225,500
Isis Pharmaceuticals, Inc. (a) (b)	19,100	269,501
Medarex, Inc. (a)	60,300	533,655
Onyx Pharmaceuticals, Inc. (a) (b)	8,000	232,240
OSI Pharmaceuticals, Inc. (a)	5,700	213,123
Penwest Pharmaceuticals Co. (a) (b)	84,000	218,400
Perrigo Co.	25,300	954,569
United Therapeutics Corp. (a)	11,300	979,710
		7,604,200

Retail — 3.4%
BJ’s Restaurants, Inc. (a)	19,700	283,877
Chipotle Mexican Grill, Inc. Class A (a)	3,300	374,319
Einstein Noah Restaurant Group, Inc. (a)	13,400	114,704
The Gymboree Corp. (a)	14,100	562,308
Lululemon Athletica, Inc. (a) (b)	15,200	432,136
Lumber Liquidators, Inc. (a)	5,100	54,060
Pacific Sunwear of California, Inc. (a)	29,700	374,517
Sonic Corp. (a)	13,600	299,744
Texas Roadhouse, Inc. Class A (a)	26,400	258,720
		2,754,385

Semiconductors — 1.5%
Cavium Networks, Inc. (a)	30,600	501,840
Microsemi Corp. (a)	29,900	681,720
		1,183,560

Software — 4.4%
Concur Technologies, Inc. (a)	19,900	617,895
Informatica Corp. (a)	25,300	431,618
ManTech International Corp. Class A (a)	14,400	653,184
Omniture, Inc. (a)	26,900	624,349
Synchronoss Technologies, Inc. (a)	15,200	304,456
Taleo Corp. Class A (a)	23,000	446,200
The Ultimate Software Group, Inc. (a)	14,700	441,882
		3,519,584

Telecommunications — 1.7%
Atheros Communications, Inc. (a)	17,400	362,616
Partner Communications Co. Ltd. ADR	46,000	1,032,700
		1,395,316

Transportation — 0.8%
Old Dominion Freight Line, Inc. (a)	19,900	633,417

TOTAL EQUITIES (Cost $75,074,900)		77,273,125

4

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.8%

Cash Equivalents — 7.5% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	428,333	428,333
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	367,143	367,143
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	244,761	244,761
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	244,761	244,761
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	183,571	183,571
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	183,571	183,571
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	367,143	367,143
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	183,572	183,572
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	183,572	183,572
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	155,857	155,857
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	122,381	122,381
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	367,143	367,143
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	183,572	183,572
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	214,167	214,167
Reserve Primary Money Market Fund (c)		61,191	61,191
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	305,953	305,953
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	183,572	183,572
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	214,167	214,167
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	214,167	214,167
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	214,167	214,167
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	118,739	118,739
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	275,357	275,357
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	550,715	550,715
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	336,548	336,548
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	183,572	183,572
			6,087,695

5

Repurchase Agreements — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)	2,633,431	2,633,431

TOTAL SHORT-TERM INVESTMENTS (Cost $8,721,126)		8,721,126

TOTAL INVESTMENTS — 106.8% (Cost $83,796,026) (f)		$85,994,251

Other Assets/(Liabilities) — (6.8%)		(5,461,170)

NET ASSETS — 100.0%		$80,533,081

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,633,508.  Collateralized by U.S. Government Agency obligations with rates ranging from 5.500% to 5.633%, maturity dates ranging from 3/01/2035 to 4/01/2035, and an aggregate market value, including accrued interest, of $2,689,048.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Diversified International Fund — Portfolio of
Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.7%
COMMON STOCK — 95.3%
Aerospace & Defense — 1.0%
BAE Systems PLC	248,500	2,393,901

Airlines — 0.5%
Air France-KLM	11,900	335,441
Deutsche Lufthansa AG	32,700	885,853
		1,221,294

Auto Manufacturers — 4.9%
Honda Motor Co. Ltd.	34,700	992,727
Hyundai Motor Co.	24,000	1,914,904
Isuzu Motors, Ltd.	148,000	740,671
Nissan Motor Co. Ltd.	394,400	3,267,234
Renault SA	33,800	3,743,671
Toyota Motor Corp.	15,700	789,805
		11,449,012

Automotive & Parts — 0.9%
Aisin Seiki Co. Ltd.	9,400	351,778
Compagnie Generale des Etablissements Michelin Class B	10,600	1,107,436
Hyundai Mobis	8,290	646,942
		2,106,156

Banks — 16.0%
Banco Do Brasil SA	61,200	810,531
Bank Hapoalim Ltd.	150,000	579,696
Barclays PLC	310,500	2,812,471
BNP Paribas	17,400	1,760,194
Canadian Imperial Bank of Commerce	26,005	1,672,498
Credit Agricole SA	105,770	3,282,914
Deutsche Bank AG	26,600	3,012,634
Fortis	133,566	3,361,657
HBOS PLC	355,860	3,955,588
Kookmin Bank	9,600	539,227
Mitsubishi Tokyo Financial Group, Inc.	339,900	2,953,159
Nordea Bank AB	100	1,624
Royal Bank of Canada	33,041	1,541,520
Royal Bank of Scotland Group PLC	479,873	3,212,277
Societe Generale (a)	2,800	269,711
Societe Generale Class A	28,500	2,788,678
Standard Bank Group Ltd.	33,778	365,260
Sumitomo Mitsui Financial Group, Inc.	398	2,623,137
Toronto-Dominion Bank	26,100	1,602,696
Uniao de Bancos Brasileiros SA GDR (Brazil)	5,500	641,520
		37,786,992

Beverages — 0.0%
Marstons PLC	19,700	80,369

1

Building Materials — 0.1%
Italcementi SpA	15,700	317,993

Chemicals — 3.8%
BASF SE	40,500	5,456,177
Dainippon Ink & Chemical, Inc.	113,000	352,087
Methanex Corp. (b)	23,200	609,487
Mitsubishi Chemical Holdings Corp.	326,500	2,160,408
Tosoh Corp.	93,000	321,094
		8,899,253

Commercial Services — 0.5%
Mitsui & Co. Ltd.	53,000	1,095,284

Computers — 1.1%
Compal Electronics, Inc.	627,000	602,866
Fujitsu Ltd.	311,000	2,038,518
		2,641,384

Computers & Information — 0.1%
Corporate Express	26,500	308,753

Diversified Financial — 2.9%
Credit Suisse Group	60,200	3,066,139
Hana Financial Group, Inc.	35,300	1,451,481
ORIX Corp.	6,390	872,382
Shinhan Financial Group Co. Ltd.	10,180	537,899
Woori Finance Holdings Co. Ltd.	58,160	1,014,487
		6,942,388

Electric — 4.4%
British Energy Group PLC	71,300	923,618
E.ON AG	19,200	3,556,461
Kyushu Electric Power Co., Inc.	37,900	928,146
RWE AG	19,940	2,452,270
The Tokyo Electric Power Co., Inc.	97,100	2,607,285
		10,467,780

Electrical Components & Equipment — 2.2%
Hitachi Ltd.	143,000	849,049
Sharp Corp.	125,000	2,127,632
Toshiba Corp.	311,000	2,082,299
		5,058,980

Electronics — 2.0%
Alps Electric Co. Ltd.	21,300	210,171
Asustek Computer, Inc.	849,000	2,493,061
AU Optronics Corp.	1,203,462	2,072,566
		4,775,798

Foods — 2.2%
Associated British Foods PLC	123,800	2,150,526
Koninklijke Ahold NV (a)	170,980	2,539,627
Suedzucker AG	17,500	388,422
		5,078,575

2

Forest Products & Paper — 1.5%
Stora Enso OYJ Class R	97,800	1,130,979
Svenska Cellulosa AB Class B (a)	133,700	2,436,362
		3,567,341

Holding Company - Diversified — 0.6%
Itochu Corp.	90,000	891,315
TUI Travel PLC	114,000	583,280
		1,474,595

Home Furnishing — 0.3%
Electrolux AB Class B	38,000	624,999

Insurance — 7.2%
Allianz SE	24,834	4,929,264
Aviva PLC	79,232	971,272
Fairfax Financial Holdings Ltd.	3,000	872,488
Fondiaria-Sai SpA	21,000	869,955
ING Groep NV	131,200	4,910,276
Muenchener Rueckversicherungs AG	13,200	2,583,038
Sanlam Ltd.	323,400	757,581
Sun Life Financial, Inc.	22,036	1,028,949
		16,922,823

Investment Companies — 0.2%
Macquarie Infrastructure Group (b)	170,412	436,892

Iron & Steel — 7.2%
ArcelorMittal	39,200	3,213,847
ArcelorMittal South Africa Ltd.	64,800	1,568,293
China Steel Corp.	698,340	1,105,224
Gerdau Ameristeel Corp.	48,300	687,549
Gerdau SA Sponsored ADR (Brazil)	44,900	1,372,593
Hyundai Steel Co.	9,500	666,279
JFE Holdings, Inc.	83,100	3,738,227
Magnitogorsk Iron & Steel Works Sponsored GDR (Russia)	37,200	591,366
Nippon Steel Corp.	462,000	2,372,346
POSCO	1,600	765,895
Voestalpine AG	13,400	934,814
		17,016,433

Leisure Time — 0.5%
TUI AG (a)	46,800	1,201,054

Media — 1.0%
Lagardere S.C.A.	27,800	2,083,361
Trinity Mirror PLC	58,400	342,013
		2,425,374

Metal Fabricate & Hardware — 0.7%
Norsk Hydro ASA	109,200	1,600,348

3

Mining — 4.9%
Antofagasta PLC	88,900	1,237,054
BHP Billiton, Ltd.	27,900	915,913
Cia Vale do Rio Doce Sponsored ADR (Brazil)	47,200	1,375,880
HudBay Minerals, Inc.	30,100	477,383
Kazakhmys PLC	19,700	624,526
KGHM Polska Miedz SA	32,500	1,494,305
MMC Norilsk Nickel ADR (Russia)	123,800	3,515,920
Xstrata PLC	20,870	1,462,125
Zinifex Ltd.	52,600	481,619
		11,584,725

Oil & Gas — 12.6%
BP PLC	77,300	783,043
China Petroleum & Chemical Corp. Class H	2,318,000	1,996,180
ENI SpA	94,900	3,238,279
LUKOIL Sponsored ADR (Russia) (b)	47,450	3,958,279
Nippon Mining Holdings, Inc.	244,000	1,297,169
Petro-Canada	49,900	2,171,275
PTT PCL	120,800	1,212,412
Repsol YPF SA	39,100	1,350,809
Royal Dutch Shell PLC Class A	184,100	6,360,205
StatoilHydro ASA	95,900	2,887,377
Thai Oil PCL	395,600	879,530
Total SA	31,800	2,367,089
Tupras Turkiye Petrol Rafine	54,600	1,211,373
		29,713,020

Pharmaceuticals — 3.3%
AstraZeneca PLC	17,600	658,286
GlaxoSmithKline PLC	162,200	3,438,765
Novartis AG	12,690	651,289
Sanofi-Aventis	41,300	3,102,177
		7,850,517

Retail — 0.5%
Home Retail Group	86,500	448,617
Punch Taverns PLC	57,740	617,369
		1,065,986

Semiconductors — 4.6%
Hynix Semiconductor, Inc. (a)	91,600	2,580,881
Infineon Technologies AG (a)	188,500	1,326,910
Powerchip Semiconductor Corp.	1,296,000	484,881
Samsung Electronics Co. Ltd.	1,330	845,117
Siliconware Precision Industries Co.	649,567	1,105,335
Taiwan Semiconductor Manufacturing Co. Ltd.	324,614	675,876
United Microelectronics Corp.	6,004,704	3,704,045
		10,723,045

Telecommunications — 6.7%
China Netcom Group Corp. Hong Kong Ltd.	441,500	1,269,120
China Telecom Corp. Ltd. Class H	942,000	591,122

4

Deutsche Telekom AG	51,500	857,140
France Telecom SA	25,700	865,001
Nippon Telegraph & Telephone Corp.	547	2,375,173
Nokia Oyj	16,300	519,103
Partner Communications Co. Ltd.	13,380	297,690
Philippine Long Distance Telephone Co.	13,500	902,122
Tele2 AB Class B	61,000	1,153,999
Telecom Italia SpA	220,500	461,819
Telecom Italia SpA	401,500	667,244
Telefonos de Mexico SA de CV Class L Sponsored ADR (Mexico)	41,600	1,564,160
Vodafone Group PLC	1,385,500	4,150,558
		15,674,251

Transportation — 0.9%
Mitsui OSK Lines Ltd.	166,000	2,044,442

TOTAL COMMON STOCK (Cost $237,226,384)		224,549,757

PREFERRED STOCK — 1.4%
Iron & Steel — 0.4%
Usinas Siderurgicas de Minas Gerais SA Cl. A	14,400	810,283

Semiconductors — 1.0%
Samsung Electronics Co. Ltd.	5,400	2,452,582

TOTAL PREFERRED STOCK (Cost $3,000,688)		3,262,865

TOTAL EQUITIES (Cost $240,227,072)		227,812,622

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.4%
Cash Equivalents — 0.9% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	156,277	156,277
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	133,952	133,952
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	89,301	89,301
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	89,301	89,301
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	66,976	66,976
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	66,976	66,976
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	133,952	133,952
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	66,976	66,976

5

BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	66,976	66,976
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	56,866	56,866
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	44,651	44,651
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	133,952	133,952
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	66,976	66,976
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	78,139	78,139
Reserve Primary Money Market Fund (c)
		22,324	22,324
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	111,626	111,626
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	66,976	66,976
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	78,138	78,138
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	78,139	78,139
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	78,139	78,139
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	43,322	43,322
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	100,464	100,464
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	200,928	200,928
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	122,789	122,789
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	66,976	66,976
			2,221,092

Repurchase Agreements — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		5,846,043	5,846,043

TOTAL SHORT-TERM INVESTMENTS (Cost $8,067,135)			8,067,135

TOTAL INVESTMENTS — 100.1% (Cost $248,294,207) (f)			$235,879,757

Other Assets/(Liabilities) — (0.1%)			(313,650)

NET ASSETS — 100.0%			$235,566,107

6

Notes to Portfolio of Investments
ADR - American Depository Receipt
GDR - Global Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $5,846,215. Collateralized by a U.S. Government Agency obligation with a rate of 3.168%, maturity date of 1/15/2035, and an aggregate market value, including accrued interest, of $5,963,625.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Overseas Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.5%
COMMON STOCK — 98.5%
Advertising — 1.6%
Publicis Groupe	411,000	15,735,563

Auto Manufacturers — 5.0%
Bayerische Motoren Werke AG	366,720	20,269,430
Daimler AG	134,800	11,527,805
Honda Motor Co. Ltd.	304,600	8,714,259
Toyota Motor Corp.	151,100	7,601,243
		48,112,737

Automotive & Parts — 0.4%
Bridgestone Corp.	207,900	3,545,898

Banks — 10.5%
Bank of Ireland	1,239,800	18,477,059
Barclays PLC	1,652,700	14,969,954
BNP Paribas SA	136,000	13,757,842
Erste Bank der oesterreichischen Sparkassen AG	145,792	9,498,062
HSBC Holdings PLC	824,310	13,582,463
Intesa Sanpaolo	679,093	4,803,982
Julius Baer Holding AG	99,551	7,351,737
Komercni Banka AS	17,022	4,066,239
Kookmin Bank	41,770	2,346,198
Lloyds TSB Group PLC	1,204,200	10,808,388
The Shizuoka Bank Ltd.	111,000	1,323,435
		100,985,359

Beverages — 3.6%
Diageo PLC	552,927	11,152,477
Grupo Modelo SAB de C.V. Class C	557,700	2,445,266
Heineken NV	221,400	12,879,385
Pernod-Ricard SA	74,976	7,728,937
		34,206,065

Building Materials — 0.2%
Asahi Glass Co. Ltd.	209,000	2,313,653

Chemicals — 5.2%
Air Liquide	63,071	9,637,998
Bayer AG	140,920	11,299,177
Givaudan SA Registered	10,080	9,977,401
Linde AG	98,910	13,996,078
Shin-Etsu Chemical Co. Ltd.	94,500	4,895,041
		49,805,695

Commercial Services — 3.6%
Adecco SA	314,700	18,202,831
Experian Group Ltd.	1,358,100	9,894,637
G4S PLC	982,900	4,443,925
Meitec Corp.	79,900	2,420,031
		34,961,424

1

Cosmetics & Personal Care — 1.5%
Kao Corp.	523,000	14,805,288

Diversified Financial — 9.0%
Aeon Credit Service Co. Ltd.	211,700	2,839,379
Chinatrust Financial Holding Co. (a)	1	1
Credit Suisse Group	437,900	22,297,743
Daiwa Securities Group, Inc.	1,622,120	14,095,803
Nomura Holdings, Inc.	1,230,900	18,484,143
Schroders PLC	436,900	8,135,517
UBS AG	725,442	21,127,456
		86,980,042

Electric — 1.7%
E.ON AG	51,500	9,539,465
Suez SA	98,060	6,449,307
		15,988,772

Electrical Components & Equipment — 2.4%
Legrand Promesses	225,770	7,088,898
Schneider Electric SA	123,954	16,052,472
		23,141,370

Electronics — 3.6%
Fanuc Ltd.	57,800	5,584,068
Hirose Electric Co. Ltd.	37,600	4,228,528
Hoya Corp.	264,300	6,253,520
Omron Corp.	861,600	17,847,315
Orbotech Ltd. (a)	39,100	717,094
		34,630,525

Entertainment — 1.1%
Ladbrokes PLC	693,304	4,283,974
William Hill PLC	859,476	6,411,261
		10,695,235

Foods — 4.1%
Cadbury Schweppes PLC	686,300	7,541,459
Nestle SA	56,518	28,271,123
Tesco PLC	477,707	3,610,012
		39,422,594

Gas — 1.0%
Gaz De France	108,990	6,593,661
Tokyo Gas Co. Ltd.	715,000	2,891,979
		9,485,640

Health Care - Products — 1.6%
Luxottica Group SpA (b)	228,800	5,767,966
Synthes, Inc.	69,823	9,770,657
		15,538,623

Holding Company - Diversified — 2.7%
LVMH Moet Hennessy Louis Vuitton SA	235,576	26,289,589

2

Household Products — 1.7%
Reckitt Benckiser Group PLC	298,468	16,538,087

Insurance — 3.4%
Allianz SE	51,400	10,202,310
AXA SA	304,317	11,024,731
QBE Insurance Group Ltd.	80,372	1,634,592
Swiss Reinsurance	113,549	9,933,824
		32,795,457

Manufacturing — 0.7%
Smiths Group PLC	332,385	6,202,862

Media — 7.2%
British Sky Broadcasting Group PLC	881,600	9,774,344
Gestevision Telecinco SA	590,300	12,025,215
Grupo Televisa SA Sponsored ADR (Mexico)	299,900	7,269,576
Johnston Press PLC	970,400	2,388,597
Societe Television Francaise 1	634,464	13,965,128
Trinity Mirror PLC	1,002,800	5,872,778
Vivendi SA	93,770	3,672,038
Wolters Kluwer NV	167,600	4,445,385
WPP Group PLC	828,830	9,888,723
		69,301,784

Mining — 0.4%
BHP Billiton PLC	130,640	3,876,803

Office Equipment/Supplies — 3.0%
Canon, Inc.	468,350	21,664,404
Ricoh Co. Ltd.	411,000	6,858,140
		28,522,544

Oil & Gas — 3.1%
INPEX Holdings, Inc.	778	8,717,990
Royal Dutch Shell PLC Class A	258,050	8,906,888
Total SA	170,070	12,659,458
		30,284,336

Pharmaceuticals — 8.5%
Actelion Ltd. (a)	58,995	3,220,747
GlaxoSmithKline PLC	1,375,210	29,155,514
Merck KGaA	73,500	9,071,197
Novartis AG	377,800	19,384,945
Roche Holding AG	111,922	21,086,347
		81,918,750

Retail — 2.8%
Compagnie Financiere Richemont AG, A Units	175,600	9,867,091
Li & Fung Ltd.	930,800	3,482,851
Signet Group PLC	11,012,100	13,498,910
		26,848,852

3

Semiconductors — 4.5%
ASML Holding NV (a)	280,377	6,902,048
Rohm Co. Ltd.	244,998	15,185,071
Samsung Electronics Co. Ltd.	27,789	17,657,854
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	365,680	3,755,534
		43,500,507

Software — 1.7%
SAP AG	265,000	13,179,785
Satyam Computer Services Ltd. ADR (India) (b)	145,160	3,279,164
		16,458,949

Telecommunications — 1.0%
MTN Group Ltd.	146,830	2,219,252
Singapore Telecommunications Ltd.	2,717,500	7,773,553
		9,992,805

Transportation — 1.7%
Canadian National Railway Co. (b)	100,730	4,867,274
TNT NV	263,140	9,791,682
Yamato Holdings Co. Ltd.	119,000	1,753,647
		16,412,603

TOTAL EQUITIES (Cost $981,829,998)		949,298,411

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 2.2%
Cash Equivalents — 1.0% (d)
Bank of Nova Scotia Eurodollar Time Deposit
3.100%	04/03/2008	685,531	685,531
Bank of Scotland Eurodollar Time Deposit
3.020%	05/12/2008	587,599	587,599
Bank of Scotland Eurodollar Time Deposit
3.050%	05/27/2008	391,732	391,732
Barclays Eurodollar Time Deposit
2.990%	06/06/2008	391,732	391,732
Barclays Eurodollar Time Deposit
3.050%	04/22/2008	293,799	293,799
Barclays Eurodollar Time Deposit
4.600%	04/04/2008	293,799	293,799
BNP Paribas NY Branch Eurodollar Time Deposit
2.950%	05/05/2008	587,599	587,599
BNP Paribas NY Branch Eurodollar Time Deposit
3.000%	04/01/2008	293,799	293,799
BNP Paribas NY Branch Eurodollar Time Deposit
3.820%	04/16/2008	293,799	293,799
Calyon Eurodollar Time Deposit
3.000%	04/01/2008	249,445	249,445
Calyon Eurodollar Time Deposit
3.020%	04/04/2008	195,867	195,867
Deutsche Bank Eurodollar Time Deposit
3.080%	04/07/2008	587,599	587,599

4

Rabobank USA Finance Corp. Eurodollar Time Deposit
3.010%	04/07/2008	293,799	293,799
Rabobank USA Finance Corp. Eurodollar Time Deposit
3.080%	04/07/2008	342,765	342,765
Reserve Primary Money Market Fund (c)
		97,933	97,933
Royal Bank of Scotland Eurodollar Time Deposit
2.940%	05/05/2008	489,665	489,665
Royal Bank of Scotland Eurodollar Time Deposit
3.000%	04/01/2008	293,799	293,799
Royal Bank of Scotland Eurodollar Time Deposit
3.100%	05/06/2008	342,766	342,766
Royal Bank of Scotland Eurodollar Time Deposit
3.120%	05/06/2008	342,765	342,765
Societe Generale Eurodollar Time Deposit
3.120%	04/03/2008	342,765	342,765
Svenska Handelsbanken Eurodollar Time Deposit
3.000%	04/01/2008	190,038	190,038
Svenska Handelsbanken Eurodollar Time Deposit
3.120%	04/30/2008	440,699	440,699
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
2.970%	04/14/2008	881,397	881,397
Toronto Dominion Bank Ltd. Eurodollar Time Deposit
3.100%	04/30/2008	538,632	538,632
UBS Finance Delaware LLC Eurodollar Time Deposit
3.025%	04/04/2008	293,799	293,799
			9,743,122

Repurchase Agreements — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/2008, 1.050%, due 4/01/2008 (e)
		11,533,912	11,533,912

TOTAL SHORT-TERM INVESTMENTS (Cost $21,277,034)			21,277,034

TOTAL INVESTMENTS — 100.7% (Cost $1,003,107,032) (f)			$970,575,445

Other Assets/(Liabilities) — (0.7%)			(7,087,273)

NET ASSETS — 100.0%			$963,488,172

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Principal amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).

5

(e)

Maturity value of $11,534,248. Collateralized by U.S. Government Agency obligations with rates ranging from 4.580% to 6.042%, maturity date of 2/01/2035, and an aggregate market value, including accrued interest, of $11,765,050.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Destination Retirement Income Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Investment Companies
MassMutual Premier Capital Appreciation Fund, Class S	128,132	1,420,987
MassMutual Premier Core Bond Fund, Class S	3,109,098	33,671,531
MassMutual Premier Discovery Value Fund, Class S	57,480	596,639
MassMutual Premier Diversified Bond Fund, Class S	2,929,772	30,967,690
MassMutual Premier Enhanced Index Growth Fund, Class S	1,188,843	10,687,696
MassMutual Premier Enhanced Index Value Fund, Class S	968,865	11,045,066
MassMutual Premier Focused International Fund, Class S	66,091	919,319
MassMutual Premier High Yield Fund, Class S	338,961	3,220,129
MassMutual Premier Inflation-Protected Bond Fund, Class S	3,522,817	38,257,792
MassMutual Premier International Bond Fund, Class S	696,844	7,728,005
MassMutual Premier International Equity Fund, Class S	244,700	3,937,225
MassMutual Premier Main Street Small Cap Fund, Class S (a)	285,919	2,644,751
MassMutual Premier Money Market Fund, Class S (a)	9,468,708	9,468,708
MassMutual Premier Short-Duration Bond Fund, Class S	3,018,218	30,484,006
MassMutual Premier Value Fund, Class S	30,969	471,045
MassMutual Select Aggressive Growth Fund, Class S (a)	442,463	2,818,488
MassMutual Select Blue Chip Growth Fund, Class S	192,897	1,882,670
MassMutual Select Diversified Growth Fund, Class S (a)	424,264	3,686,851
MassMutual Select Diversified International Fund, Class S (a)	515,454	4,922,584
MassMutual Select Diversified Value Fund, Class S	214,289	2,320,751
MassMutual Select Emerging Growth Fund, Class S (a)	123,067	785,168
MassMutual Select Focused Value Fund, Class S	313,801	4,672,503
MassMutual Select Fundamental Value Fund, Class S	391,598	4,252,754
MassMutual Select Large Cap Value Fund, Class S	202,375	2,333,382
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	155,904	1,552,804
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	141,863	1,935,016
MassMutual Select Mid-Cap Value Fund, Class S (a)	331,530	2,844,523
MassMutual Select Overseas Fund, Class S (a)	937,955	9,876,664
MassMutual Select Small Cap Core Equity Fund, Class S (a)	110,186	893,609
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	82,321	1,201,067
MassMutual Select Small Cap Value Equity Fund, Class S (a)	202,661	1,757,067
MassMutual Select Small Company Growth Fund, Class S (a)	162,482	1,364,851
MassMutual Select Small Company Value Fund, Class S	145,128	1,777,817
		236,399,158

1

TOTAL MUTUAL FUNDS (Cost $247,935,147)	236,399,158

TOTAL INVESTMENTS — 100.0% (Cost 247,935,147) (b)	$236,399,158

Other Assets/(Liabilities) — 0.0%	(116,626)

NET ASSETS — 100.0%	$236,282,532

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2010 Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.1%
Investment Companies
MassMutual Premier Capital Appreciation Fund, Class S	211,557	2,346,163
MassMutual Premier Core Bond Fund, Class S	2,422,121	26,231,576
MassMutual Premier Discovery Value Fund, Class S	103,418	1,073,477
MassMutual Premier Diversified Bond Fund, Class S	2,480,968	26,223,827
MassMutual Premier Enhanced Index Growth Fund, Class S	1,557,968	14,006,137
MassMutual Premier Enhanced Index Value Fund, Class S	1,448,670	16,514,844
MassMutual Premier Focused International Fund, Class S	45,459	632,341
MassMutual Premier High Yield Fund, Class S	137,441	1,305,691
MassMutual Premier Inflation Protected Bond Fund, Class S	2,451,120	26,619,167
MassMutual Premier International Bond Fund, Class S	311,674	3,456,464
MassMutual Premier International Equity Fund, Class S	420,619	6,767,760
MassMutual Premier Main Street Small Cap Fund, Class S (a)	660,243	6,107,250
MassMutual Premier Money Market Fund, Class S (a)	4,783,719	4,783,720
MassMutual Premier Short-Duration Bond Fund, Class S	1,641,952	16,583,718
MassMutual Premier Value Fund, Class S	51,559	784,217
MassMutual Select Aggressive Growth Fund, Class S (a)	728,278	4,639,131
MassMutual Select Blue Chip Growth Fund, Class S	439,063	4,285,258
MassMutual Select Diversified Growth Fund, Class S (a)	777,029	6,752,382
MassMutual Select Diversified International Fund, Class S (a)	786,867	7,514,577
MassMutual Select Diversified Value Fund, Class S	352,128	3,813,548
MassMutual Select Emerging Growth Fund, Class S (a)	179,168	1,143,090
MassMutual Select Focused Value Fund, Class S	316,956	4,719,475
MassMutual Select Fundamental Value Fund, Class S	642,825	6,981,085
MassMutual Select Large Cap Value Fund, Class S	334,582	3,857,734
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	365,702	3,642,388
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	333,296	4,546,159
MassMutual Select Mid-Cap Value Fund, Class S (a)	679,710	5,831,915
MassMutual Select Overseas Fund, Class S (a)	1,651,674	17,392,126
MassMutual Select Small Cap Core Equity Fund, Class S (a)	254,807	2,066,483
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	120,000	1,750,807
MassMutual Select Small Cap Value Equity Fund, Class S (a)	272,973	2,366,673
MassMutual Select Small Company Growth Fund, Class S (a)	205,281	1,724,363
MassMutual Select Small Company Value Fund, Class S	195,441	2,394,147
		238,857,693

TOTAL MUTUAL FUNDS (Cost $256,404,828)		238,857,693

TOTAL INVESTMENTS — 100.1% (Cost $256,404,828) (b)		$238,857,693

Other Assets/(Liabilities) — (0.1%)		(126,719)

NET ASSETS — 100.0%		$238,730,974

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2020 Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Investment Companies
MassMutual Premier Capital Appreciation Fund, Class S	989,720	10,975,995
MassMutual Premier Core Bond Fund, Class S	4,007,913	43,405,698
MassMutual Premier Discovery Value Fund, Class S	130,845	1,358,176
MassMutual Premier Diversified Bond Fund, Class S	3,985,023	42,121,698
MassMutual Premier Enhanced Index Growth Fund, Class S	5,302,375	47,668,348
MassMutual Premier Enhanced Index Value Fund, Class S	4,229,908	48,220,950
MassMutual Premier Focused International Fund, Class S	234,138	3,256,866
MassMutual Premier High Yield Fund, Class S	226,845	2,155,031
MassMutual Premier Inflation-Protected Bond Fund, Class S	3,860,683	41,927,017
MassMutual Premier International Bond Fund, Class S	602,393	6,680,542
MassMutual Premier International Equity Fund, Class S	1,621,982	26,097,684
MassMutual Premier Main Street Small Cap Fund, Class S (a)	2,772,734	25,647,789
MassMutual Premier Short-Duration Bond Fund, Class S	1,549,745	15,652,423
MassMutual Premier Value Fund, Class S	240,154	3,652,747
MassMutual Select Aggressive Growth Fund, Class S (a)	3,408,079	21,709,463
MassMutual Select Blue Chip Growth Fund, Class S	1,611,551	15,728,736
MassMutual Select Diversified Growth Fund, Class S (a)	2,835,832	24,643,384
MassMutual Select Diversified International Fund, Class S (a)	3,107,691	29,678,450
MassMutual Select Diversified Value Fund, Class S	1,647,109	17,838,193
MassMutual Select Emerging Growth Fund, Class S (a)	455,414	2,905,541
MassMutual Select Focused Value Fund, Class S	839,603	12,501,682
MassMutual Select Fundamental Value Fund, Class S	3,011,523	32,705,135
MassMutual Select Large Cap Value Fund, Class S	1,566,542	18,062,227
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	1,175,908	11,712,044
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	1,076,378	14,681,793
MassMutual Select Mid-Cap Value Fund, Class S (a)	2,858,526	24,526,154
MassMutual Select Overseas Fund, Class S (a)	5,333,544	56,162,217
MassMutual Select Small Cap Core Equity Fund, Class S (a)	1,064,004	8,629,074
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	317,507	4,632,422
MassMutual Select Small Cap Value Equity Fund, Class S (a)	721,648	6,256,685
MassMutual Select Small Company Growth Fund, Class S (a)	542,813	4,559,633
MassMutual Select Small Company Value Fund, Class S	516,782	6,330,584
		632,084,381

TOTAL MUTUAL FUNDS (Cost $696,983,217)		632,084,381

TOTAL INVESTMENTS — 100.0% (Cost $696,983,217) (b)		$632,084,381

Other Assets/(Liabilities) — 0.0%		(267,970)

NET ASSETS — 100.0%		$631,816,411

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

1

MassMutual Select Destination Retirement 2030 Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Investment Companies
MassMutual Premier Capital Appreciation Fund, Class S	1,026,167	11,380,197
MassMutual Premier Core Bond Fund, Class S	1,189,686	12,884,298
MassMutual Premier Discovery Value Fund, Class S	341,216	3,541,821
MassMutual Premier Diversified Bond Fund, Class S	1,187,588	12,552,800
MassMutual Premier Enhanced Index Growth Fund, Class S	2,129,407	19,143,365
MassMutual Premier Enhanced Index Value Fund, Class S	2,548,167	29,049,102
MassMutual Premier Focused International Fund, Class S	313,151	4,355,926
MassMutual Premier High Yield Fund, Class S	124,312	1,180,965
MassMutual Premier Inflation-Protected Bond Fund, Class S	1,319,184	14,326,340
MassMutual Premier International Bond Fund, Class S	385,704	4,277,463
MassMutual Premier International Equity Fund, Class S	1,544,777	24,855,460
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,884,043	17,427,397
MassMutual Premier Short-Duration Bond Fund, Class S	232,536	2,348,617
MassMutual Premier Value Fund, Class S	248,129	3,774,048
MassMutual Select Aggressive Growth Fund, Class S (a)	3,551,490	22,622,991
MassMutual Select Blue Chip Growth Fund, Class S	2,655,775	25,920,364
MassMutual Select Diversified Growth Fund, Class S (a)	2,917,740	25,355,159
MassMutual Select Diversified International Fund, Class S (a)	2,842,813	27,148,861
MassMutual Select Diversified Value Fund, Class S	1,714,308	18,565,956
MassMutual Select Emerging Growth Fund, Class S (a)	2,092,721	13,351,558
MassMutual Select Focused Value Fund, Class S	628,956	9,365,148
MassMutual Select Fundamental Value Fund, Class S	3,137,792	34,076,418
MassMutual Select Large Cap Value Fund, Class S	1,631,538	18,811,632
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	1,229,611	12,246,925
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	1,128,797	15,396,791
MassMutual Select Mid-Cap Value Fund, Class S (a)	2,245,238	19,264,143
MassMutual Select Overseas Fund, Class S (a)	4,242,649	44,675,096
MassMutual Select Small Cap Core Equity Fund, Class S (a)	315,359	2,557,565
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	253,736	3,702,010
MassMutual Select Small Cap Value Equity Fund, Class S (a)	944,976	8,192,943
MassMutual Select Small Company Growth Fund, Class S (a)	282,071	2,369,395
MassMutual Select Small Company Value Fund, Class S	678,935	8,316,950
		473,037,704

1

TOTAL MUTUAL FUNDS (Cost $527,746,057)	473,037,704

TOTAL INVESTMENTS — 100.0% (Cost $527,746,057) (b)	$473,037,704

Other Assets/(Liabilities) — 0.0%	(216,960)

NET ASSETS — 100.0%	$472,820,744

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2040 Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.0%
Investment Companies
MassMutual Premier Capital Appreciation Fund, Class S	659,499	7,313,849
MassMutual Premier Core Bond Fund, Class S	244,148	2,644,119
MassMutual Premier Discovery Value Fund, Class S	197,118	2,046,080
MassMutual Premier Diversified Bond Fund, Class S	231,067	2,442,375
MassMutual Premier Enhanced Index Growth Fund, Class S	1,681,243	15,114,376
MassMutual Premier Enhanced Index Value Fund, Class S	1,402,766	15,991,533
MassMutual Premier Focused International Fund, Class S	143,040	1,989,682
MassMutual Premier High Yield Fund, Class S	93,581	889,018
MassMutual Premier Inflation-Protected Bond Fund, Class S	249,931	2,714,248
MassMutual Premier International Bond Fund, Class S	326,399	3,619,767
MassMutual Premier International Equity Fund, Class S	917,222	14,758,097
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,076,977	9,962,037
MassMutual Premier Short-Duration Bond Fund, Class S	134,167	1,355,084
MassMutual Premier Value Fund, Class S	159,930	2,432,542
MassMutual Select Aggressive Growth Fund, Class S (a)	2,288,611	14,578,454
MassMutual Select Blue Chip Growth Fund, Class S	1,243,558	12,137,129
MassMutual Select Diversified Growth Fund, Class S (a)	1,762,776	15,318,526
MassMutual Select Diversified International Fund, Class S (a)	1,770,436	16,907,664
MassMutual Select Diversified Value Fund, Class S	1,105,109	11,968,333
MassMutual Select Emerging Growth Fund, Class S (a)	992,122	6,329,739
MassMutual Select Focused Value Fund, Class S	360,526	5,368,235
MassMutual Select Fundamental Value Fund, Class S	2,021,311	21,951,433
MassMutual Select Large Cap Value Fund, Class S	1,051,348	12,122,044
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	646,933	6,443,449
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	593,019	8,088,773
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,283,342	11,011,075
MassMutual Select Overseas Fund, Class S (a)	2,821,174	29,706,965
MassMutual Select Small Cap Core Equity Fund, Class S (a)	213,713	1,733,216
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	227,464	3,318,703
MassMutual Select Small Cap Value Equity Fund, Class S (a)	541,968	4,698,864
MassMutual Select Small Company Growth Fund, Class S (a)	146,142	1,227,597
MassMutual Select Small Company Value Fund, Class S	390,118	4,778,950
		270,961,956

1

TOTAL MUTUAL FUNDS (Cost $302,980,536)	270,961,956

TOTAL INVESTMENTS — 100.0% (Cost $302,980,536) (b)	$270,961,956

Other Assets/(Liabilities) — 0.0%	(129,105)

NET ASSETS — 100.0%	$270,832,851

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2050 Fund — Portfolio of Investments

March 31, 2008 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS — 100.6%
Investment Companies
MassMutual Premier Capital Appreciation Fund, Class S	24,886	275,981
MassMutual Premier Core Bond Fund, Class S	9,482	102,685
MassMutual Premier Discovery Value Fund, Class S	7,763	80,582
MassMutual Premier Diversified Bond Fund, Class S	9,292	98,216
MassMutual Premier Enhanced Index Growth Fund, Class S	69,648	626,137
MassMutual Premier Enhanced Index Value Fund, Class S	53,969	615,249
MassMutual Premier Focused International Fund, Class S	4,425	61,550
MassMutual Premier High Yield Fund, Class S	3,180	30,209
MassMutual Premier Inflation-Protected Bond Fund, Class S	9,327	101,292
MassMutual Premier International Bond Fund, Class S	11,190	124,096
MassMutual Premier International Equity Fund, Class S	34,643	557,405
MassMutual Premier Main Street Small Cap Fund, Class S (a)	39,808	368,223
MassMutual Premier Short-Duration Bond Fund, Class S	4,962	50,116
MassMutual Premier Value Fund, Class S	5,909	89,874
MassMutual Select Aggressive Growth Fund, Class S (a)	84,738	539,784
MassMutual Select Blue Chip Growth Fund, Class S	72,706	709,610
MassMutual Select Diversified Growth Fund, Class S (a)	30,037	261,023
MassMutual Select Diversified International Fund, Class S (a)	65,376	624,337
MassMutual Select Diversified Value Fund, Class S	40,843	442,327
MassMutual Select Emerging Growth Fund, Class S (a)	12,911	82,370
MassMutual Select Focused Value Fund, Class S	13,328	198,452
MassMutual Select Fundamental Value Fund, Class S	74,664	810,849
MassMutual Select Large Cap Value Fund, Class S	38,833	447,745
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	23,920	238,241
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	21,918	298,967
MassMutual Select Mid-Cap Value Fund, Class S (a)	46,870	402,148
MassMutual Select Overseas Fund, Class S (a)	99,337	1,046,018
MassMutual Select Small Cap Core Equity Fund, Class S (a)	15,154	122,899
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	5,767	84,146
MassMutual Select Small Cap Value Equity Fund, Class S (a)	20,036	173,716
MassMutual Select Small Company Growth Fund, Class S (a)	19,970	167,746
MassMutual Select Small Company Value Fund, Class S	14,413	176,561
		10,008,554

1

TOTAL MUTUAL FUNDS
(Cost $10,823,959)	10,008,554

TOTAL INVESTMENTS — 100.6%
(Cost $10,823,959) (b)	$10,008,554

Other Assets/(Liabilities) — (0.6%)	(56,424)

NET ASSETS — 100.0%	$9,952,130

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Core Opportunities Fund (“Core Opportunities Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Diversified Growth Fund (“Diversified Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”),  MassMutual Select Aggressive Growth Fund (“Aggressive Growth Fund”), MassMutual Select NASDAQ-100® Fund (formerly MassMutual Select OTC 100 Fund)  (“NASDAQ-100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”), MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”),  MassMutual Select Small Cap Core Equity Fund (“Small Cap Core Equity Fund”), MassMutual Select Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”),  MassMutual Select Emerging Growth Fund (“Emerging Growth Fund”), MassMutual Select Diversified International Fund (“Diversified International Fund”), MassMutual Select Overseas Fund (“Overseas Fund”), MassMutual Select Destination Retirement Income Fund (“Destination Retirement Income Fund”), MassMutual Select Destination Retirement 2010 Fund (“Destination Retirement 2010 Fund”), MassMutual Select Destination Retirement 2020 Fund (“Destination Retirement 2020 Fund”), MassMutual Select Destination Retirement 2030 Fund (“Destination Retirement 2030 Fund”), MassMutual Select Destination Retirement 2040 Fund (“Destination Retirement 2040 Fund”) and MassMutual Select Destination Retirement 2050 Fund (“Destination Retirement 2050 Fund”).

The Diversified Growth Fund and the Destination Retirement 2050 Fund commenced operations on December 17, 2007.

Each Fund has five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund has a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

The six Destination Retirement Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual.  The financial statements included herein are those of the Destination Retirement Funds and the applicable MassMutual Select Funds.  The financial statements of the applicable MassMutual Premier Funds, or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the SEC’s EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539.  The assets of each Destination Retirement Fund are diversified and a shareholder’s interest is limited to the Select, Premier or Oppenheimer Funds in which the shares are invested.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service.  However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide prices for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser.  In such cases, market maker quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security, if the investment adviser has experience obtaining quotations from the market maker and the investment adviser determines that quotations obtained by it from the market maker in the past have generally been reliable (or, if the investment adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable); in any such case, the investment adviser shall review any market quotations so obtained, in light of other information in its possession, for their general reliability.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information.  In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust’s foreign funds.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds investments carried at value:

Asset Valuation Inputs

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Strategic Bond Fund	$2,165,294	$356,668,859	$—	$358,834,153
Strategic Balanced Fund	102,314,456	86,923,704	—	189,238,160
Diversified Value Fund	558,748,335	8,908,328	—	567,656,663
Fundamental Value Fund	1,074,902,265	48,081,010	—	1,122,983,275
Value Equity Fund	68,489,199	3,784,097	—	72,273,296
Large Cap Value Fund	1,183,253,050	142,116,168	—	1,325,369,218
Indexed Equity Fund	2,073,758,302	144,804,079	—	2,218,562,381
Core Opportunities Fund	50,456,742	2,824,657	—	53,281,399
Blue Chip Growth Fund	752,887,880	22,888,722	—	775,776,602
Diversified Growth Fund	88,110,427	1,015,180	—	89,125,607
Large Cap Growth Fund	38,050,333	888,438	—	38,938,771
Aggressive Growth Fund	420,815,605	9,485,458	—	430,301,063
NASDAQ-100 Fund	45,025,498	1,136,100	—	46,161,598
Focused Value Fund	678,418,361	43,357,766	—	721,776,127
Mid-Cap Value Fund	165,890,883	—	—	165,890,883
Small Cap Value Equity Fund	146,690,054	14,380,224	—	161,070,278
Small Company Value Fund	519,557,174	59,209,573	—	578,766,747
Small Cap Core Equity Fund	47,501,672	5,234,843	—	52,736,515
Mid Cap Growth Equity Fund	133,924,797	7,494,367	—	141,419,164
Mid Cap Growth Equity II Fund	1,306,284,530	208,637,349	434,760	1,515,356,639
Small Cap Growth Equity Fund	557,986,736	121,691,857	—	679,678,593
Small Company Growth Fund	103,930,450	10,671,932	—	114,602,382
Emerging Growth Fund	77,273,124	8,721,127	—	85,994,251
Diversified International Fund	227,812,621	8,067,136	—	235,879,757
Overseas Fund	949,298,411	21,277,034	—	970,575,445
Destination Retirement Income Fund	236,399,158	—	—	236,399,158
Destination Retirement 2010 Fund	238,857,693	—	—	238,857,693
Destination Retirement 2020 Fund	632,084,381	—	—	632,084,381
Destination Retirement 2030 Fund	473,037,704	—	—	473,037,704
Destination Retirement 2040 Fund	270,961,956	—	—	270,961,956
Destination Retirement 2050 Fund	10,008,554	—	—	10,008,554

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Strategic Bond Fund	$1,549,746	$(3,239,504)	$—	$(1,689,758)
Strategic Balanced Fund	290,900	313,537	—	604,437
Indexed Equity Fund	189,766	—	—	189,766
NASDAQ-100 Fund	9,250	—	—	9,250
Small Cap Value Equity Fund	67,474	—	—	67,474
Small Cap Core Equity Fund	64,392	—	—	64,392
Diversified International Fund	(551,959)	—	—	(551,959)
Overseas Fund	(4,740,734)	—	—	(4,740,734)

*Other financial instruments include futures, forwards and swap contracts.

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Strategic Bond Fund	$(932,227)	$—	$—	$(932,227)
Strategic Balanced Fund	(212,686)	—	—	(212,686)
Small Cap Growth Equity Fund	(8,750)	—	—	(8,750)

*Other financial instruments include written options.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/07	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation/ depreciation	Net purchases/ sales	Net transfers in and/or out of Level 3	Balance, as of 03/31/08	Net change in unrealized appreciation/ depreciation from investments still held as of 03/31/08

Mid Cap Growth Equity II Fund	$434,760	$—	$—	$—	$—	$434,760	$—

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At March 31, 2008, the Funds loaned securities having the following market values collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Strategic Bond Fund	$1,490,680	$1,597,086
Strategic Balanced Fund	137,100	230,927
Diversified Value Fund	7,040,534	7,300,462
Fundamental Value Fund	33,421,807	33,794,429
Value Equity Fund	2,237,124	2,334,866
Large Cap Value Fund	99,581,313	102,042,642
Indexed Equity Fund	111,857,231	114,957,637
Core Opportunities Fund	873,307	879,912
Blue Chip Growth Fund	19,992,563	20,462,546
Large Cap Growth Fund	483,935	486,486
Aggressive Growth Fund	3,643,507	3,825,874
NASDAQ-100 Fund	749,800	806,130
Focused Value Fund	4,983,264	5,227,200
Small Cap Value Equity Fund	11,563,130	12,158,274
Small Company Value Fund	46,191,433	47,668,922
Small Cap Core Equity Fund	3,583,044	3,780,472
Mid Cap Growth Equity Fund	5,462,200	5,694,377
Mid Cap Growth Equity II Fund	171,373,956	176,201,599
Small Cap Growth Equity Fund	83,050,787	85,387,233
Small Company Growth Fund	7,047,012	7,439,479
Emerging Growth Fund	5,792,302	6,087,695
Diversified International Fund	2,137,161	2,221,092
Overseas Fund	9,290,929	9,743,122
	$631,984,119	$650,328,462

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations, or for the Diversified International Fund to generate additional returns by buying currencies in excess of underlying equities when opportunities arise. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

A summary of open forward foreign currency contracts for the Strategic Bond Fund, Strategic Balanced Fund, Diversified International Fund and Overseas Fund at March 31, 2008, was as follows:

			In Exchange		Unrealized
Settlement	Contracts to	Units of	for U.S.	Contracts at	Appreciation
Date	Deliver/Receive	Currency	Dollars	Value	(Depreciation)
Strategic Bond Fund
SELLS
5/07/2008	Euro	$712,885	$1,049,879	$1,125,399	$(75,520)

Strategic Balanced Fund
BUYS
5/07/2008	Canadian Dollar	$306,575	$305,513	$297,850	$(7,663)

SELLS
5/07/2008	Canadian Dollar	$453,253	$451,492	$440,353	$11,139
5/07/2008	Euro	322,810	475,176	509,606	(34,430)
					$(23,291)

Diversified International Fund
BUYS
6/16/2008	Australian Dollar	$11,977,000	$11,022,817	$10,822,609	$(200,208)
6/16/2008	Canadian Dollar	23,935,000	24,018,681	23,291,443	(727,238)
6/16/2008	Swiss Franc	8,916,000	8,991,886	9,014,966	23,080
6/16/2008	Euro	16,712,000	25,380,540	26,392,135	1,011,595
6/16/2008	Great British Pound	1,114,000	2,233,904	2,201,064	(32,840)
6/16/2008	Japanese Yen	320,169,000	3,271,704	3,230,245	(41,459)
6/16/2008	Norwegian Krone	45,455,000	8,748,337	8,884,332	135,995
6/16/2008	Swedish Krona	69,773,000	11,297,454	11,717,732	420,278
					$589,203
SELLS
6/16/2008	Australian Dollar	$11,977,000	$10,962,548	$10,822,609	$139,939
6/16/2008	Swiss Franc	2,907,000	2,835,795	2,939,267	(103,472)
6/16/2008	Euro	789,000	1,238,651	1,246,015	(7,364)
6/16/2008	Great British Pound	18,418,000	36,539,672	36,390,664	149,008
6/16/2008	Japanese Yen	4,183,798,000	40,831,460	42,211,122	(1,379,662)
					$(1,201,551)

Overseas Fund
SELLS
5/09/2008	Swiss Franc	$23,910,000	$21,302,566	$24,113,819	$(2,811,253)
5/23/2008	Swiss Franc	9,700,000	8,832,314	9,782,241	(949,927)
8/29/2008	Swiss Franc	9,110,000	8,552,947	9,178,490	(625,544)
3/19/2009	Swiss Franc	5,550,000	5,601,082	5,576,361	24,721
5/23/2008	Euro	9,400,000	13,919,520	14,818,268	(898,748)
2/27/2009	Euro	14,150,000	21,046,710	21,977,584	(930,874)
3/31/2009	Euro	21,200,000	32,807,848	32,878,545	(70,697)
4/04/2008	Great British Pound	17,820,000	36,217,368	35,377,509	839,859
4/21/2008	Great British Pound	18,500,000	37,488,863	36,683,576	805,286
7/08/2008	Great British Pound	6,100,000	12,010,900	12,019,714	(8,814)
7/22/2008	Great British Pound	9,050,000	17,697,275	17,812,018	(114,743)
					$(4,740,734)

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.  The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Financial Futures Contracts

The Funds may purchase and sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities.  Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Bond Fund, Strategic Balanced Fund, Indexed Equity Fund, NASDAQ-100 Fund, Small Cap Value Equity Fund, Small Cap Core Equity Fund and Diversified International Fund at March 31, 2008 was as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

Strategic Bond Fund
BUYS
349	90 Day Euro	6/15/2008	$85,269,425	$1,190,355
69	90 Day Euro	6/15/2009	16,841,176	(15,358)
34	90 Day Euro	9/15/2008	832,925	5,593
442	U.S. Treasury Note 5 Year	7/03/08	50,491,589	561,321
31	Euro Bund Future	6/10/2008	5,682,140	(48,937)
180	U.S. Long Bond	5/30/2008	21,383,436	322,975
				$2,015,949

SELLS
30	90 Day Euro	3/16/2009	$7,336,125	$(42,525)
5	90 Day Euro	9/14/2009	1,217,813	(5,775)
2	90 Day Euro	12/15/2008	489,200	(1,085)

13	U.S. Treasury Note 2 Year	6/30/2008	2,790,531	(19,971)
331	U.S. Treasury Note 10 Year	6/30/2008	39,373,484	(321,327)
				$(390,683)

Strategic Balanced Fund
BUYS
97	90 Day Euro	6/16/2008	$23,699,525	$335,562
16	90 Day Euro	6/15/2009	3,905,200	(3,530)
9	90 Day Euro	9/15/2008	2,202,863	1,355
146	U.S. Treasury Note 5 Year	7/3/2008	16,678,219	204,606
8	Euro Bund Future	6/10/2008	1,466,359	(12,099)
35	U.S. Long Bond	6/30/2008	4,157,891	56,223
				$582,117
SELLS
9	90 Day Euro	3/16/2009	$2,200,837	$(12,758)
1	90 Day Euro	9/14/2009	243,563	(1,155)
4	U.S. Treasury Note 2 Year	6/30/2008	858,625	(6,145)
141	U.S. Treasury Note 10 Year	6/20/2008	16,772,391	(240,205)
				$(260,263)

Indexed Equity Fund
BUYS
111	S&P 500 Index	6/20/2008	$36,741,000	$189,766

NASDAQ-100 Fund
BUYS
14	NASDAQ-100	6/20/2008	$492,090	$9,250

Small Cap Value Equity Fund
BUYS
27	Russell Mini	6/20/2008	$1,863,000	$67,474

Small Cap Core Equity Fund
BUYS
19	Russell Mini	6/20/2008	$1,311,000	$64,392

Diversified International Fund
BUYS
21	DJ Euro Stoxx 50	6/20/2008	$1,177,857	$60,388

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Portfolio of Investments of the Strategic Bond Fund and the Strategic Balanced Fund for open purchased option contracts as of  March  31, 2008.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security  price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount  equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investments to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Bond Fund, Strategic Balanced Fund and  Small Cap Growth Equity Fund at  March 31, 2008, was as follows:

Strategic Bond Fund

Notional Amount	Expiration Date	Description	Premiums	Value

$25,000	6/16/2008	90 Day Euro Future Put, Strike 95.50	$2,200	$63
107,500	6/16/2008	90 Day Euro Future Put, Strike 96.13	6,998	269
27,500	6/16/2008	90 Day Euro Future Put, Strike 96.75	2,558	69
72,500	6/16/2008	90 Day Euro Future Put, Strike 97.25	7,480	1,269
175,000	9/15/2008	90 Day Euro Future Put, Strike 97.75	28,900	29,750
25,000	9/15/2008	90 Day Euro Future Put, Strike 97.00	2,013	438
75,000	6/16/2008	IMM Euro Future Put, Strike 96.25	15,225	188
202,500	6/16/2008	IMM Euro Future Put, Strike 97.75	31,470	34,425
20,000	5/23/2008	5 Year U.S. Treasury Note Future Put, Strike 112.00	18,806	6,406
47,000	5/23/2008	5 Year U.S. Treasury Note Future Put, Strike 113.00	30,640	28,273
80,000	4/25/2008	10 Year U.S. Treasury Note Future Put, Strike 117.50	55,303	42,500
215,000	5/23/2008	10 Year U.S. Treasury Note Future Call, Strike 118.00	249,080	456,875
20,000	5/23/2008	10 Year U.S. Treasury Note Future Call, Strike 117.00	19,744	55,313
10,000	5/23/2008	10 Year U.S. Treasury Note Future Call, Strike 123.00	5,888	4,219
127,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 113.00	121,834	17,859
10,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 116.00	17,341	5,313
50,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 115.00	28,734	17,188
91,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 117.00	75,951	73,934
15,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 112.50	19,378	1,641
16,000	5/23/2008	U.S. Treasury Long Bond Future Call, Strike 118.00	27,639	44,500
10,000	5/23/2008	U.S. Treasury Long Bond Future Put, Strike 110.00	4,950	1,875
65,000	5/23/2008	U.S. Treasury Long Bond Future Put, Strike 115.00	90,878	60,938
31,000	5/23/2008	U.S. Treasury Long Bond Future Put, Strike 117.00	37,142	48,922
			$900,152	$932,227

Strategic Balanced Fund

Notional Amount	Expiration Date	Description	Premiums	Value

$5,000	6/16/2008	90 Day Euro Future Put, Strike 95.50	$440	$13
25,000	6/16/2008	90 Day Euro Future Put, Strike 96.13	1,625	63
5,000	6/16/2008	90 Day Euro Future Put, Strike 96.75	465	13
17,500	6/16/2008	90 Day Euro Future Put, Strike 97.25	1,790	306
40,000	9/15/2008	90 Day Euro Future Put, Strike 97.75	6,620	6,800
5,000	9/15/2008	90 Day Euro Future Put, Strike 97.00	402	87
17,500	6/16/2008	IMM Euro Future Put, Strike 96.25	3,540	44
45,000	6/16/2008	IMM Euro Future Put, Strike 97.75	6,947	7,650
4,000	5/23/2008	5 Year U.S. Treasury Note Future Put, Strike 112.00	3,761	1,281
11,000	5/23/2008	5 Year U.S. Treasury Note Future Put, Strike 113.00	7,195	6,617
17,000	4/25/2008	10 Year U.S. Treasury Note Future Put, Strike 117.50	11,868	9,031
49,000	5/23/2008	10 Year U.S. Treasury Note Future Call, Strike 118.00	57,005	104,125
5,000	5/23/2008	10 Year U.S. Treasury Note Future Call, Strike 117.00	4,944	13,828
2,000	5/23/2008	10 Year U.S. Treasury Note Future Call, Strike 123.00	1,177	844
29,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 113.00	27,949	4,078
2,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 116.00	3,459	1,062
11,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 115.00	6,883	3,781

21,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 117.00	17,536	17,063
3,000	5/23/2008	10 Year U.S. Treasury Note Future Put, Strike 112.50	3,876	328
4,000	5/23/2008	U.S. Treasury Long Bond Future Call, Strike 118.00	6,886	11,125
2,000	5/23/2008	U.S. Treasury Long Bond Future Put, Strike 110.00	990	375
14,000	5/23/2008	U.S. Treasury Long Bond Future Put, Strike 115.00	19,930	13,125
7,000	5/23/2008	U.S. Treasury Long Bond Future Put, Strike 117.00	8,387	11,047
			$203,675	$212,686

Small Cap Growth Equity Fund

Notional Amount	Expiration Date	Description	Premiums	Value

$16,300	5/17/2008	Tivo, Inc. Call, Strike 10.00	$9,300	$6,520
22,300	5/17/2008	Tivo, Inc. Call, Strike 12.50	8,697	2,230
			$17,997	$8,750

Transactions in options written for the Strategic Bond Fund, the Strategic Balanced Fund and the Small  Growth Equity Fund during the period ended March 31, 2008 were as follows:

	Number of	Premiums
	Contracts	Received
Strategic Bond Fund
Options outstanding at December 31, 2007	988	$692,291
Options written	2,963	1,737,869
Options terminated in closing purchase transactions	(2,860)	(1,530,008)
Options outstanding at March 31, 2008	1,091	$900,152

Strategic Balanced Fund
Options outstanding at December 31, 2007	243	$171,326
Options written	679	396,029
Options terminated in closing purchase transactions	(677)	(363,680)
Options outstanding at March 31, 2008	245	$203,675

Small Cap Growth Equity Fund
Options outstanding at December 31, 2007	—	$—
Options written	38,600	17,997
Options terminated in closing purchase transactions	—	—
Options outstanding at March 31, 2008	38,600	$17,997

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swap transactions tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specific security, basket of securities or index; or the return generated by a security.

The Funds may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When a Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

A summary of open swap agreements for the Strategic Bond Fund and the Strategic Balanced Fund at March 31, 2008, was as follows:

Strategic Bond Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps

1,000,000 USD	6/20/2012	Agreement with Barclays Bank PLC, dated 4/26/2007 to receive 1.87% per year times the notional amount. The Fund pays payment only upon a default event of The AES Corp.	$(87,137)

1,000,000 USD	6/20/2012	Agreement with Barclays Bank PLC, dated 4/26/2007 to receive 2.62% per year times the notional amount. The Fund makes payment only upon a default event of HCA Inc.	(61,564)

1,000,000 USD	6/20/2012	Agreement with Barclays Bank PLC, dated 4/26/2007 to receive 1.75% per year times the notional amount. The Fund makes payment only upon a default event of The Eastman Kodak Co. Note.	(82,218)

2,000,000 USD	6/20/2012	Agreement with Morgan Stanley & Co., dated 4/26/2007 to receive 2.92% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Co.	(437,049)

8,400,000 USD	6/20/2012	Agreement with Morgan Stanley & Co., dated 6/25/2007 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(758,776)

2,075,000 USD	6/20/2012	Agreement with Goldman Sachs & Co.,. dated 6/26/2007 to receive 2.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(191,560)

100,000 USD	9/20/2012	Agreement with Goldman Sachs & Co., dated 6/29/2007 to receive 3.24% per year times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(10,554)

2,000,000 USD	6/20/2012	Agreement with Goldman Sachs & Co., dated 7/20/2007 to receive 0.35% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.8.	(82,331)

12,300,000 USD	6/20/2012	Agreement with Morgan Stanley & Co., dated 7/23/2007 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(938,809)

1,100,000 USD	5/25/2046	Agreement with Morgan Stanley & Co., dated 8/08/2007 to receive 0.11% per year times the notional amount. The Fund makes payment only upon a default event of ABX.HE-AAA.	(214,723)

700,000 USD	6/20/2012	Agreement with Goldman Sachs & Co., dated 8/21/2007 to receive 0.35% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.8.	(17,860)

1,980,000 USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 1/22/2008 to receive 3.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.9	(53,398)

8,000,000 USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 1/30/2008 to receive 2.25% per year times the notional amount. The Fund makes payment only upon a default event of LCDX.NA.HY.9.	(283,962)

2,800,000 USD	6/20/2013	Agreement with Goldman Sachs & Co., dated 3/28/2007 to receive 3.50% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL10.	(19,563)

			$(3,239,504)

Strategic Balanced Fund

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Credit Default Swaps
400,000 USD	12/20/2009	Agreement with Deutsche Bank, dated 11/02/2004 to receive 0.22% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt.	$(995)

100,000 USD	3/20/2015	Agreement with Deutsche Bank, dated 2/01/2005 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(28,182)

100,000 USD	3/20/2010	Agreement with Deutsche Bank, dated 2/03/2005 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co.	(3,298)

14,273 USD	1/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	11,813

45,000 USD	9/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	14,345

45,000 USD	2/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust Series, 2005-1, Class M8.	14,935

45,000 USD	1/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan, Series 2005-1, Class B3.	20,109

45,000 USD	3/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	15,584

45,000 USD	6/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	21,514

45,000 USD	6/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	24,458

45,000 USD	2/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M8.	35,926

16,360 USD	11/25/2034	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	5,948

45,000 USD	1/25/2036	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	21,736

29,605 USD	2/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	24,476

45,000 USD	11/25/2034	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	25,116

16,359 USD	11/25/2034	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M9.	9,524

45,000 USD	2/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	16,202

45,000 USD	12/25/2034	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	20,660

45,000 USD	12/25/2034	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	29,689

45,000 USD	11/25/2034	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M10.	24,986

45,000 USD	3/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	34,490

45,000 USD	3/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	37,160

17,839 USD	2/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	13,352

45,000 USD	4/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	25,375

18,002 USD	2/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	15,578

16,673 USD	1/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital ABS I, Series 2005-WMC1, Class B3.	14,352

45,000 USD	4/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	29,273

45,000 USD	10/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3.	14,233

45,000 USD	10/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	15,226

45,000 USD	9/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	15,639

45,000 USD	1/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B2.	17,842

45,000 USD	3/25/2035	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	15,258

45,000 USD	1/25/2036	Agreement with Deutsche Bank, dated 2/24/2005 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M8.	19,990

114,545 USD	12/20/2009	Agreement with Goldman Sachs & Co., dated 4/07/2005 to receive 4.00% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.3.B.	606

100,000 USD	6/20/2010	Agreement with Goldman Sachs & Co., dated 5/04/2005 to receive 4.75% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Co.	(11,014)

60,000 USD	9/20/2010	Agreement with Deutsche Bank, dated 7/28/2005 to receive 2.30% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Co.	(1,374)

2,600,000 USD	6/20/2012	Agreement with Morgan Stanley & Co., dated 6/25/2007 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(234,860)

3,700,000 USD	6/20/2012	Agreement with Morgan Stanley & Co., dated 7/23/2007 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(282,406)

300,000 USD	5/25/2046	Agreement with Morgan Stanley & Co., dated 8/08/2007 to receive 0.11% per year times the notional amount. The Fund makes payment only upon a default event of ABX.HE - AAA.	(58,561)

400,000 USD	6/20/2012	Agreement with Lehman Brothers, Inc., dated 10/19/2007 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(26,611)

200,000 USD	12/20/2012	Agreement with Lehman Brothers, Inc., dated 10/22/2007 to receive 1.40% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(16,201)

2,000,000 USD	12/20/2012	Agreement with Morgan Stanley & Co., dated 1/26/2008 to receive 2.25% per year times the notional amount. The Fund makes payment only upon a default event of LCDX.NA.HY.9.	(26,358)

Interest Rate Swaps

3,300,000 USD	3/19/2018	Agreement with Morgan Stanley & Co., dated 3/19/2008 to pay the notional amount times 5.00% and to receive the notional amount times the three month USD-LIBOR-BBA Index.	299,876

2,510,000 USD	6/17/2010	Agreement with Deutsche Bank, dated 6/17/2005 to receive the notional amount times 4.313% and to pay the notional amount times the three month USD-LIBOR-BBA Index.	98,126

			$313,537

Foreign Securities

The Diversified International Fund and Overseas Fund invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities held at March 31, 2008 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds’ Net Assets

Strategic Balanced Fund	$180,401	$75,851	0.0%
Large Cap Value Fund	19,128,000	15,178,865	1.2%
Mid Cap Growth Equity II Fund	434,760	434,760	0.0%

3.     Federal Income Tax Information

At March 31, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Strategic Bond Fund	$364,985,185	$6,464,121	$(12,615,153)	$(6,151,032)
Strategic Balanced Fund	184,467,468	15,606,911	(10,836,219)	4,770,692
Diversified Value Fund	592,843,154	69,081,417	(94,267,907)	(25,186,490)
Fundamental Value Fund	1,026,255,206	162,342,890	(65,614,821)	96,728,069
Value Equity Fund	75,336,838	3,721,177	(6,784,719)	(3,063,542)
Large Cap Value Fund	1,087,145,073	338,677,364	(100,453,219)	238,224,145
Indexed Equity Fund	1,982,473,053	507,573,118	(271,483,790)	236,089,328
Core Opportunities Fund	55,167,377	1,843,592	(3,729,570)	(1,885,978)
Blue Chip Growth Fund	775,243,777	54,821,259	(54,288,434)	532,825
Diversified Growth Fund	100,675,569	2,044,260	(13,594,222)	(11,549,962)
Large Cap Growth Fund	38,119,803	3,623,345	(2,804,377)	818,968
Aggressive Growth Fund	412,230,852	55,164,470	(37,094,259)	18,070,211
NASDAQ-100 Fund	42,350,931	8,953,921	(5,143,254)	3,810,667
Focused Value Fund	704,357,766	79,955,271	(62,536,910)	17,418,361
Mid-Cap Value Fund	218,455,832	2,883,809	(55,448,758)	(52,564,949)
Small Cap Value Equity Fund	186,838,048	6,313,146	(32,080,916)	(25,767,770)
Small Company Value Fund	566,649,089	88,482,275	(76,364,617)	12,117,658
Small Cap Core Equity Fund	60,428,740	1,931,343	(9,623,568)	(7,692,225)
Mid Cap Growth Equity Fund	146,697,021	7,031,059	(12,308,916)	(5,277,857)
Mid Cap Growth Equity II Fund	1,416,463,181	226,663,729	(127,770,271)	98,893,458
Small Cap Growth Equity Fund	643,853,881	92,205,954	(56,381,242)	35,824,712
Small Company Growth Fund	122,932,490	8,280,098	(16,610,206)	(8,330,108)
Emerging Growth Fund	83,796,026	8,079,755	(5,881,530)	2,198,225
Diversified International Fund	248,294,207	10,396,247	(22,810,697)	(12,414,450)
Overseas Fund	1,003,107,032	70,524,056	(103,055,643)	(32,531,587)
Destination Retirement Income Fund	247,935,147	2,161,841	(13,697,830)	(11,535,989)
Destination Retirement 2010 Fund	256,404,828	2,073,632	(19,620,767)	(17,547,135)
Destination Retirement 2020 Fund	696,983,217	3,318,074	(68,216,910)	(64,898,836)
Destination Retirement 2030 Fund	527,746,057	1,534,627	(56,242,980)	(54,708,353)
Destination Retirement 2040 Fund	302,980,536	387,607	(32,406,187)	(32,018,580)
Destination Retirement 2050 Fund	10,823,959	6,774	(822,179)	(815,405)

4. Investment in Affiliated Issuers

A summary of the Fund’s transactions in the securities of these issuers during the period ended March 31, 2008, was as follows:

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of
	of Period	Purchases	Sales	of Period	Period
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	371,509	101,825	30,871	442,463	$2,818,488
Blue Chip Growth Fund, Class S	169,453	31,286	7,842	192,897	1,882,670
Capital Appreciation Fund, Class S*	151,679	7,948	31,495	128,132	1,420,987
Core Bond Fund, Class S*	3,690,915	119,809	701,626	3,109,098	33,671,531
Discovery Value Fund, Class S*	—	58,383	903	57,480	596,639

Diversified Bond Fund, Class S*	2,570,587	518,194	159,009	2,929,772	30,967,690
Diversified Growth Fund, Class S	407,555	33,898	17,189	424,264	3,686,851
Diversified International Fund, Class S	428,536	114,709	27,791	515,454	4,922,584
Diversified Value Fund, Class S	264,333	8,231	58,275	214,289	2,320,751
Emerging Growth Fund, Class S	86,325	41,709	4,967	123,067	785,168
Enhanced Index Growth Fund, Class S*	772,436	474,237	57,830	1,188,843	10,687,696
Enhanced Index Value Fund, Class S*	902,460	119,116	52,711	968,865	11,045,066
Focused International Fund, Class S*	—	67,144	1,053	66,091	919,319
Focused Value Fund, Class S	447,641	12,749	146,589	313,801	4,672,503
Fundamental Value Fund, Class S	396,003	17,413	21,818	391,598	4,252,754
High Yield Fund, Class S*	—	340,567	1,606	338,961	3,220,129
Inflation-Protected Bond Fund, Class S*	3,870,690	128,593	476,466	3,522,817	38,257,792
International Bond Fund, Class S*	—	702,007	5,163	696,844	7,728,005
International Equity Fund, Class S*	237,951	25,599	18,850	244,700	3,937,225
Large Cap Value Fund, Class S	134,204	78,418	10,247	202,375	2,333,382
Main Street Small Cap Fund, Class S*	427,582	12,160	153,823	285,919	2,644,751
Mid Cap Growth Equity Fund, Class S	125,251	38,854	8,201	155,904	1,552,804
Mid Cap Growth Equity II Fund, Class S	139,428	10,275	7,840	141,863	1,935,016
Mid-Cap Value Fund, Class S	371,991	11,044	51,505	331,530	2,844,523
Money Market Fund, Class S*	12,215,470	445,417	3,192,179	9,468,708	9,468,708
Overseas Fund, Class S	878,201	111,338	51,584	937,955	9,876,664
Short-Duration Bond Fund, Class S*	3,155,915	107,898	245,595	3,018,218	30,484,006
Small Cap Core Equity Fund, Class S	204,486	4,704	99,004	110,186	893,609
Small Cap Growth Equity Fund, Class S	44,716	42,365	4,760	82,321	1,201,067
Small Cap Value Equity Fund, Class S	177,345	36,214	10,898	202,661	1,757,067
Small Company Growth Fund, Class S	154,731	16,525	8,774	162,482	1,364,851
Small Company Value Fund, Class S	101,249	51,259	7,380	145,128	1,777,817
Strategic Income Fund, Class S*	1,027,607	21,235	1,048,842	—	—
Value Fund, Class S*	31,669	1,110	1,810	30,969	471,045
Totals					$236,399,158

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of
	of Period	Purchases	Sales	of Period	Period
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	719,370	161,685	152,777	728,278	$4,639,131
Blue Chip Growth Fund, Class S	426,020	22,260	9,217	439,063	4,285,258
Capital Appreciation Fund, Class S*	176,285	89,082	53,810	211,557	2,346,163
Core Bond Fund, Class S*	2,726,298	61,519	365,696	2,422,121	26,231,576
Discovery Value Fund, Class S*	—	105,396	1,978	103,418	1,073,477
Diversified Bond Fund, Class S*	2,240,213	511,172	270,417	2,480,968	26,223,827
Diversified Growth Fund, Class S	755,467	37,665	16,103	777,029	6,752,382
Diversified International Fund, Class S	712,864	92,989	18,986	786,867	7,514,577
Diversified Value Fund, Class S	318,949	41,099	7,920	352,128	3,813,548
Emerging Growth Fund, Class S	116,083	66,683	3,598	179,168	1,143,090
Enhanced Index Growth Fund, Class S*	1,650,173	137,761	229,966	1,557,968	14,006,137
Enhanced Index Value Fund, Class S*	1,739,219	180,631	471,180	1,448,670	16,514,844
Focused International Fund, Class S*	—	46,417	958	45,459	632,341
Focused Value Fund, Class S	426,118	45,362	154,524	316,956	4,719,475
Fundamental Value Fund, Class S	517,395	140,143	14,713	642,825	6,981,085
High Yield Fund, Class S*	—	138,008	567	137,441	1,305,691
Inflation-Protected Bond Fund, Class S*	2,668,231	91,054	308,165	2,451,120	26,619,167
International Bond Fund, Class S*	—	315,365	3,691	311,674	3,456,464
International Equity Fund, Class S*	376,642	53,743	9,766	420,619	6,767,760
Large Cap Value Fund, Class S	308,302	33,954	7,674	334,582	3,857,734
Main Street Small Cap Fund, Class S*	501,706	172,566	14,029	660,243	6,107,250
Mid Cap Growth Equity Fund, Class S	249,343	124,382	8,023	365,702	3,642,388
Mid Cap Growth Equity II Fund, Class S	298,999	41,746	7,449	333,296	4,546,159
Mid-Cap Value Fund, Class S	722,865	78,632	121,787	679,710	5,831,915
Money Market Fund, Class S*	7,147,174	167,550	2,531,005	4,783,719	4,783,720
Overseas Fund, Class S	1,278,338	411,948	38,612	1,651,674	17,392,126
Short-Duration Bond Fund, Class S*	1,942,833	40,057	340,938	1,641,952	16,583,718
Small Cap Core Equity Fund, Class S	231,279	31,072	7,544	254,807	2,066,483
Small Cap Growth Equity Fund, Class S	58,201	64,450	2,651	120,000	1,750,807
Small Cap Value Equity Fund, Class S	208,531	70,536	6,094	272,973	2,366,673
Small Company Growth Fund, Class S	179,361	30,376	4,456	205,281	1,724,363
Small Company Value Fund, Class S	124,159	75,620	4,338	195,441	2,394,147
Strategic Income Fund, Class S*	577,855	5,617	583,472	—	—
Value Fund, Class S*	45,845	6,908	1,194	51,559	784,217
Totals					$238,857,693

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of
	of Period	Purchases	Sales	of Period	Period
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	3,605,163	292,798	489,882	3,408,079	$21,709,463
Blue Chip Growth Fund, Class S	1,404,503	215,077	8,029	1,611,551	15,728,736
Capital Appreciation Fund, Class S*	1,212,871	147,019	370,170	989,720	10,975,995
Core Bond Fund, Class S*	4,408,874	87,525	488,486	4,007,913	43,405,698
Discovery Value Fund, Class S*	—	131,442	597	130,845	1,358,176
Diversified Bond Fund, Class S*	3,580,733	787,473	383,183	3,985,023	42,121,698
Diversified Growth Fund, Class S	2,753,479	96,240	13,887	2,835,832	24,643,384
Diversified International Fund, Class S	2,572,641	557,863	22,813	3,107,691	29,678,450
Diversified Value Fund, Class S	1,638,430	97,037	88,358	1,647,109	17,838,193
Emerging Growth Fund, Class S	353,043	104,529	2,158	455,414	2,905,541
Enhanced Index Growth Fund, Class S*	4,503,985	833,895	35,505	5,302,375	47,668,348
Enhanced Index Value Fund, Class S*	4,058,911	239,489	68,492	4,229,908	48,220,950
Focused International Fund, Class S*	—	235,130	992	234,138	3,256,866
Focused Value Fund, Class S	1,029,220	57,680	247,297	839,603	12,501,682
Fundamental Value Fund, Class S	2,788,639	244,042	21,158	3,011,523	32,705,135
High Yield Fund, Class S*	—	227,526	681	226,845	2,155,031
Inflation-Protected Bond Fund, Class S*	4,443,322	80,935	663,574	3,860,683	41,927,017
International Bond Fund, Class S*	—	604,656	2,263	602,393	6,680,542
International Equity Fund, Class S*	1,512,072	119,157	9,247	1,621,982	26,097,684
Large Cap Value Fund, Class S	1,658,132	94,056	185,646	1,566,542	18,062,227
Main Street Small Cap Fund, Class S*	2,454,912	336,430	18,608	2,772,734	25,647,789
Mid Cap Growth Equity Fund, Class S	1,295,351	72,992	192,435	1,175,908	11,712,044
Mid Cap Growth Equity II Fund, Class S	1,555,181	80,889	559,692	1,076,378	14,681,793
Mid-Cap Value Fund, Class S	3,268,360	177,901	587,735	2,858,526	24,526,154
Overseas Fund, Class S	4,824,752	547,882	39,090	5,333,544	56,162,217
Short-Duration Bond Fund, Class S*	2,074,877	33,076	558,208	1,549,745	15,652,423
Small Cap Core Equity Fund, Class S	1,093,170	63,656	92,822	1,064,004	8,629,074
Small Cap Growth Equity Fund, Class S	153,432	166,215	2,140	317,507	4,632,422
Small Cap Value Equity Fund, Class S	455,048	271,115	4,515	721,648	6,256,685
Small Company Growth Fund, Class S	482,762	63,657	3,606	542,813	4,559,633
Small Company Value Fund, Class S	314,944	205,085	3,247	516,782	6,330,584
Strategic Income Fund, Class S*	971,251	7,201	978,452	—	—
Value Fund, Class S*	246,855	14,147	20,848	240,154	3,652,747
Totals					$632,084,381

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of
	of Period	Purchases	Sales	of Period	Period
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	4,544,739	231,716	1,224,965	3,551,490	$22,622,991
Blue Chip Growth Fund, Class S	2,542,156	129,388	15,769	2,655,775	25,920,364
Capital Appreciation Fund, Class S*	1,331,772	106,459	412,064	1,026,167	11,380,197
Core Bond Fund, Class S*	970,021	264,521	44,856	1,189,686	12,884,298
Discovery Value Fund, Class S*	—	342,490	1,274	341,216	3,541,821
Diversified Bond Fund, Class S*	992,672	240,680	45,764	1,187,588	12,552,800
Diversified Growth Fund, Class S	2,823,062	112,020	17,342	2,917,740	25,355,159
Diversified International Fund, Class S	2,506,171	445,035	108,393	2,842,813	27,148,861
Diversified Value Fund, Class S	2,067,820	92,573	446,085	1,714,308	18,565,956
Emerging Growth Fund, Class S	2,326,743	55,068	289,090	2,092,721	13,351,558
Enhanced Index Growth Fund, Class S*	2,532,720	153,971	557,284	2,129,407	19,143,365
Enhanced Index Value Fund, Class S*	2,213,380	428,236	93,449	2,548,167	29,049,102
Focused International Fund, Class S*	—	314,319	1,168	313,151	4,355,926
Focused Value Fund, Class S	685,811	32,554	89,409	628,956	9,365,148
Fundamental Value Fund, Class S	3,572,210	158,292	592,710	3,137,792	34,076,418
High Yield Fund, Class S*	—	124,468	156	124,312	1,180,965
Inflation-Protected Bond Fund, Class S*	1,601,781	72,476	355,073	1,319,184	14,326,340
International Bond Fund, Class S*	—	386,274	570	385,704	4,277,463
International Equity Fund, Class S*	1,504,119	105,650	64,992	1,544,777	24,855,460
Large Cap Value Fund, Class S	2,109,430	89,105	566,997	1,631,538	18,811,632
Main Street Small Cap Fund, Class S*	1,751,065	148,464	15,486	1,884,043	17,427,397
Mid Cap Growth Equity Fund, Class S	315,209	932,793	18,391	1,229,611	12,246,925
Mid Cap Growth Equity II Fund, Class S	1,150,029	55,827	77,059	1,128,797	15,396,791
Mid-Cap Value Fund, Class S	2,105,642	236,063	96,467	2,245,238	19,264,143
Overseas Fund, Class S	4,464,399	200,902	422,652	4,242,649	44,675,096
Short-Duration Bond Fund, Class S*	207,538	35,287	10,289	232,536	2,348,617
Small Cap Core Equity Fund, Class S	305,293	105,786	97,720	313,359	2,557,565
Small Cap Growth Equity Fund, Class S	111,645	185,429	43,338	253,736	3,702,010
Small Cap Value Equity Fund, Class S	645,978	328,512	29,514	944,976	8,192,943
Small Company Growth Fund, Class S	295,992	14,884	28,805	282,071	2,369,395
Small Company Value Fund, Class S	618,074	87,248	26,387	678,935	8,316,950
Strategic Income Fund, Class S*	509,986	19,656	529,642	—	—
Value Fund, Class S*	306,168	13,152	71,191	248,129	3,774,048
Totals					$473,037,704

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of
	of Period	Purchases	Sales	of Period	Period
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	2,976,289	130,166	817,844	2,288,611	$14,578,454
Blue Chip Growth Fund, Class S	1,106,881	142,106	5,429	1,243,558	12,137,129
Capital Appreciation Fund, Class S*	734,991	50,961	126,453	659,499	7,313,849
Core Bond Fund, Class S*	304,908	13,745	74,505	244,148	2,644,119
Discovery Value Fund, Class S*	—	198,013	895	197,118	2,046,080
Diversified Bond Fund, Class S*	309,072	13,401	91,406	231,067	2,442,375
Diversified Growth Fund, Class S	1,709,742	62,635	9,601	1,762,776	15,318,526
Diversified International Fund, Class S	1,482,019	361,401	72,984	1,770,436	16,907,664
Diversified Value Fund, Class S	1,375,819	58,077	328,787	1,105,109	11,968,333
Emerging Growth Fund, Class S	1,216,824	35,422	260,124	992,122	6,329,739
Enhanced Index Growth Fund, Class S*	1,596,045	203,254	118,056	1,681,243	15,114,376
Enhanced Index Value Fund, Class S*	1,362,589	103,506	63,329	1,402,766	15,991,533
Focused International Fund, Class S*	—	143,761	721	143,040	1,989,682
Focused Value Fund, Class S	346,887	30,546	16,907	360,526	5,368,235
Fundamental Value Fund, Class S	2,316,670	99,591	394,950	2,021,311	21,951,433
High Yield Fund, Class S*	—	93,909	328	93,581	889,018
Inflation-Protected Bond Fund, Class S*	508,664	16,092	274,825	249,931	2,714,248
International Bond Fund, Class S*	—	327,656	1,257	326,399	3,619,767
International Equity Fund, Class S*	903,431	56,870	43,079	917,222	14,758,097
Large Cap Value Fund, Class S	1,390,829	54,938	394,419	1,051,348	12,122,044
Main Street Small Cap Fund, Class S*	815,756	301,612	40,391	1,076,977	9,962,037
Mid Cap Growth Equity Fund, Class S	162,455	494,374	9,896	646,933	6,443,449
Mid Cap Growth Equity II Fund, Class S	555,973	63,569	26,523	593,019	8,088,773
Mid-Cap Value Fund, Class S	1,370,247	56,909	143,814	1,283,342	11,011,075
Overseas Fund, Class S	2,709,419	240,919	129,164	2,821,174	29,706,965
Short-Duration Bond Fund, Class S*	—	134,763	596	134,167	1,355,084
Small Cap Core Equity Fund, Class S	163,352	58,532	8,171	213,713	1,733,216
Small Cap Growth Equity Fund, Class S	64,912	190,563	28,011	227,464	3,318,703
Small Cap Value Equity Fund, Class S	505,524	60,942	24,498	541,968	4,698,864
Small Company Growth Fund, Class S	163,263	7,942	25,063	146,142	1,227,597
Small Company Value Fund, Class S	460,213	19,861	89,956	390,118	4,778,950
Strategic Income Fund, Class S*	422,406	10,933	433,339	—	—
Value Fund, Class S*	209,047	8,274	57,391	159,930	2,432,542
Totals					$270,961,956

	Number of			Number of
	Shares Held,			Shares Held,	Value,
	Beginning			End	End of
	of Period	Purchases	Sales	of Period	Period
Destination Retirement 2050 Fund
Aggressive Growth Fund, Class S	116,269	8,627	40,158	84,738	$539,784
Blue Chip Growth Fund, Class S	—	72,839	133	72,706	709,610
Capital Appreciation Fund, Class S*	69,118	2,728	46,960	24,886	275,981
Core Bond Fund, Class S*	9,553	1,043	1,114	9,482	102,685
Discovery Value Fund, Class S*	—	7,781	18	7,763	80,582
Diversified Bond Fund, Class S*	9,715	1,028	1,451	9,292	98,216
Diversified Growth Fund, Class S	—	30,091	54	30,037	261,023
Diversified International Fund, Class S	50,003	15,516	143	65,376	624,337
Diversified Value Fund, Class S	45,901	4,071	9,129	40,843	442,327
Emerging Growth Fund, Class S	—	12,932	21	12,911	82,370
Enhanced Index Growth Fund, Class S*	85,577	6,896	22,825	69,648	626,137
Enhanced Index Value Fund, Class S*	44,898	9,177	106	53,969	615,249
Focused International Fund, Class S*	—	4,439	14	4,425	61,550
Focused Value Fund, Class S	11,583	1,772	27	13,328	198,452
Fundamental Value Fund, Class S	76,190	7,251	8,777	74,664	810,849
High Yield Fund, Class S*	—	3,186	6	3,180	30,209
Inflation-Protected Bond Fund, Class S*	15,854	1,063	7,590	9,327	101,292
International Bond Fund, Class S*	—	11,210	20	11,190	124,096
International Equity Fund, Class S*	30,998	3,716	71	34,643	557,405
Large Cap Value Fund, Class S	46,211	3,829	11,207	38,833	447,745
Main Street Small Cap Fund, Class S*	27,542	12,339	73	39,808	368,223
Mid Cap Growth Equity Fund, Class S	5,436	18,527	43	23,920	238,241
Mid Cap Growth Equity II Fund, Class S	18,639	3,320	41	21,918	298,967
Mid-Cap Value Fund, Class S	46,431	3,777	3,338	46,870	402,148
Overseas Fund, Class S	90,310	9,295	268	99,337	1,046,018
Short-Duration Bond Fund, Class S	—	4,971	9	4,962	50,116
Small Cap Core Equity Fund, Class S	5,415	9,767	28	15,154	122,899
Small Cap Growth Equity Fund, Class S	21,101	722	16,056	5,767	84,146
Small Cap Value Equity Fund, Class S	17,373	2,701	38	20,036	173,716
Small Company Growth Fund, Class S	6,079	13,924	33	19,970	167,746
Small Company Value Fund, Class S	15,665	1,411	2,663	14,413	176,561
Strategic Income Fund, Class S*	13,265	854	14,119	—	—
Value Fund, Class S*	6,878	582	1,551	5,909	89,874
Totals					$10,008,554

* Mass Mutual Premier Funds

5. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	5/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	5/22/08

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/22/08